UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive,

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:

Robert Griffith, Esq. Goldman Sachs & Co. LLC 200 West Street New York, NY 10282	Stephen H. Bier, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: May 31, 2026

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders for the Goldman Sachs Financial Square Federal Instruments Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs Financial Square Treasury Instruments Fund, Goldman Sachs Financial Square Treasury Obligations Fund, Goldman Sachs Financial Square Treasury Solutions Fund, Goldman Sachs Investor Money Market Fund, Goldman Sachs Investor Tax-Exempt California Money Market Fund, Goldman Sachs Investor Tax-Exempt Money Market Fund, Goldman Sachs Investor Tax-Exempt New York Money Market Fund, Stablecoin Reserves Fund, Goldman Sachs Central Government Fund, and Goldman Sachs Government Fund Series II is filed herewith.

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Central Government Fund

Institutional Shares: GCCXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Central Government Fund (the “Fund”) for the period of April 20, 2026 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	47.4%
U.S. Treasury Obligations	42.0%
U.S. Government Agency Securities	11.6%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$0Footnote Reference(a)	0.00%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period April 20, 2026 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$5,137,859,963
  # of Portfolio Holdings as of Period End103
  Total Net Advisory Fees Paid for the Period$0

Goldman Sachs Central Government Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Central Government Fund

38151N502-SAR-0526     Institutional Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Federal Instruments Fund

Class D Shares: FIDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,803,648,476
  # of Portfolio Holdings as of Period End311
  Total Net Advisory Fees Paid for the Period$7,360,931

Goldman Sachs Financial Square Federal Instruments Fund

Class D Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38150C333-SAR-0526     Class D Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Shares: FIRXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,803,648,476
  # of Portfolio Holdings as of Period End311
  Total Net Advisory Fees Paid for the Period$7,360,931

Goldman Sachs Financial Square Federal Instruments Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U692-SAR-0526     Institutional Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Federal Instruments Fund

Capital Shares: FIKXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,803,648,476
  # of Portfolio Holdings as of Period End311
  Total Net Advisory Fees Paid for the Period$7,360,931

Goldman Sachs Financial Square Federal Instruments Fund

Capital Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U676-SAR-0526     Capital Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Federal Instruments Fund

Service Shares: FILXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,803,648,476
  # of Portfolio Holdings as of Period End311
  Total Net Advisory Fees Paid for the Period$7,360,931

Goldman Sachs Financial Square Federal Instruments Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U627-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Shares: FIHXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,803,648,476
  # of Portfolio Holdings as of Period End311
  Total Net Advisory Fees Paid for the Period$7,360,931

Goldman Sachs Financial Square Federal Instruments Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U650-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Federal Instruments Fund

Administration Shares: FIOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,803,648,476
  # of Portfolio Holdings as of Period End311
  Total Net Advisory Fees Paid for the Period$7,360,931

Goldman Sachs Financial Square Federal Instruments Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U684-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Shares: FIWXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Federal Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	95.3%
U.S. Government Agency Securities	18.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$7,803,648,476
  # of Portfolio Holdings as of Period End311
  Total Net Advisory Fees Paid for the Period$7,360,931

Goldman Sachs Financial Square Federal Instruments Fund

Cash Management Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Federal Instruments Fund

38148U668-SAR-0526     Cash Management Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Class A Shares: FSOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Class A Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U452-SAR-0526     Class A Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Class C Shares: FSGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Class C Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U445-SAR-0526     Class C Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Class D Shares: GSAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Class D Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C366-SAR-0526     Class D Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Institutional Shares: FGTXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W273-SAR-0526     Institutional Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Capital Shares: GCGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$17	0.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Capital Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38143H506-SAR-0526     Capital Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Service Shares: FOSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W257-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Preferred Shares: GPGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W240-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Select Shares: GSGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$11	0.21%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Select Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38142Y716-SAR-0526     Select Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Administration Shares: FOAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38141W265-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Cash Management Shares: GVCXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Cash Management Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C828-SAR-0526     Cash Management Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Premier Shares: GGPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$27	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Premier Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C836-SAR-0526     Premier Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Resource Shares: GVRXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$42	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Resource Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38145C810-SAR-0526     Resource Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Class R6 Shares: FGGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Class R6 Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38148U619-SAR-0526     Class R6 Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class Shares: VETXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Drexel Hamilton	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Drexel Hamilton Class Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C762-SAR-0526     Drexel Hamilton Class Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Loop Class Shares: LDIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Loop Class Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C481-SAR-0526     Loop Class Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Government Fund

Seelaus Class Shares: WMNXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Government Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	58.6%
U.S. Treasury Obligations	21.2%
U.S. Government Agency Securities	19.3%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$269,135,863,832
  # of Portfolio Holdings as of Period End471
  Total Net Advisory Fees Paid for the Period$223,517,678

Goldman Sachs Financial Square Government Fund

Seelaus Class Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Government Fund

38150C499-SAR-0526     Seelaus Class Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Class D Shares: FRDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Class D Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C341-SAR-0526     Class D Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Shares: FTIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B500-SAR-0526     Institutional Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Shares: GCIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Capital Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38143H407-SAR-0526     Capital Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Service Shares: FYSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B708-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Shares: GPIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B807-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Select Shares: GSIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Select Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142Y724-SAR-0526     Select Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Shares: FRAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38142B609-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Shares: GICXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Cash Management Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C729-SAR-0526     Cash Management Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Shares: GIPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Premier Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38145C737-SAR-0526     Premier Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class Shares: LEIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Loop	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Loop Class Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C465-SAR-0526     Loop Class Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class Shares: WOMXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Seelaus	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Seelaus Class Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38150C473-SAR-0526     Seelaus Class Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Instruments Fund

Token Shares: GDTXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Instruments Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	114.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Token	$9Footnote Reference(a)	0.18%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period June 20, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$103,483,776,738
  # of Portfolio Holdings as of Period End308
  Total Net Advisory Fees Paid for the Period$91,024,580

Goldman Sachs Financial Square Treasury Instruments Fund

Token Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Instruments Fund

38151N106-SAR-0526     Token Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Shares: FTOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W323-SAR-0526     Institutional Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Shares: GCTXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Capital Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38143H308-SAR-0526     Capital Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Service Shares: FYAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W299-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Shares: GPOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W281-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Select Shares: GSOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Select Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38142Y732-SAR-0526     Select Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Shares: FGAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38141W315-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Shares: GTOXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Cash Management Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C786-SAR-0526     Cash Management Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Shares: GTPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Premier Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C794-SAR-0526     Premier Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Shares: GTRXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Obligations Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	55.1%
U.S. Treasury Obligations	46.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Resource	$43	0.85%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$38,746,870,203
  # of Portfolio Holdings as of Period End319
  Total Net Advisory Fees Paid for the Period$39,817,297

Goldman Sachs Financial Square Treasury Obligations Fund

Resource Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Obligations Fund

38145C778-SAR-0526     Resource Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Shares: FEDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B880-SAR-0526     Institutional Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Shares: GCFXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Capital Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38143H605-SAR-0526     Capital Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Service Shares: FVSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B864-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Shares: GPFXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B856-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Select Shares: GSFXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select	$12	0.23%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Select Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142Y690-SAR-0526     Select Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Shares: FVAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38142B872-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Shares: GFCXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$50	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Cash Management Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C752-SAR-0526     Cash Management Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Shares: GFPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Financial Square Treasury Solutions Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
U.S. Treasury Obligations	110.2%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$14,572,110,772
  # of Portfolio Holdings as of Period End278
  Total Net Advisory Fees Paid for the Period$15,277,708

Goldman Sachs Financial Square Treasury Solutions Fund

Premier Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Financial Square Treasury Solutions Fund

38145C760-SAR-0526     Premier Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Government Fund Series II

Institutional Shares: GFGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Government Fund Series II (the “Fund”) for the period of May 11, 2026 to May 31, 2026 (the “Period”). The Fund is a “Feeder Fund” that invests all its assets in a “Master Fund”. You can find additional information about the Fund at dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Master Fund invest in?

The table below shows the investment makeup of the Master Fund, representing the percentage of total net assets of the Master Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Master Fund’s future investments.

Master Fund’s Sector Allocation (%)

Table Summary
Repurchase Agreements	47.4%
U.S. Treasury Obligations	42.0%
U.S. Government Agency Securities	11.7%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional	$1Footnote Reference(a)	0.16%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period May 11, 2026 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized
Footnote†	The expense table reflects the expenses of both the Feeder Fund and the Master Fund.

Key Fund Statistics

  Total Net Assets as of Period End$50,108
  # of Master Fund's Portfolio Holdings as of Period End103
  Total Net Advisory Fees Paid for the Period$4

Goldman Sachs Government Fund Series II

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Government Fund Series II

38151N601-SAR-0526     Institutional Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Money Market Fund

Class A Shares: FMEXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,522,707,084
  # of Portfolio Holdings as of Period End467
  Total Net Advisory Fees Paid for the Period$9,966,022

Goldman Sachs Investor Money Market Fund

Class A Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U593-SAR-0526     Class A Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Money Market Fund

Class C Shares: FMGXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,522,707,084
  # of Portfolio Holdings as of Period End467
  Total Net Advisory Fees Paid for the Period$9,966,022

Goldman Sachs Investor Money Market Fund

Class C Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U585-SAR-0526     Class C Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Money Market Fund

Class D Shares: FMDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,522,707,084
  # of Portfolio Holdings as of Period End467
  Total Net Advisory Fees Paid for the Period$9,966,022

Goldman Sachs Investor Money Market Fund

Class D Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38150C358-SAR-0526     Class D Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Money Market Fund

Class I Shares: FMJXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,522,707,084
  # of Portfolio Holdings as of Period End467
  Total Net Advisory Fees Paid for the Period$9,966,022

Goldman Sachs Investor Money Market Fund

Class I Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U577-SAR-0526     Class I Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Money Market Fund

Service Shares: FHSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,522,707,084
  # of Portfolio Holdings as of Period End467
  Total Net Advisory Fees Paid for the Period$9,966,022

Goldman Sachs Investor Money Market Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U296-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Money Market Fund

Administration Shares: FMKXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,522,707,084
  # of Portfolio Holdings as of Period End467
  Total Net Advisory Fees Paid for the Period$9,966,022

Goldman Sachs Investor Money Market Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U569-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Money Market Fund

Cash Management Shares: FHMXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Commercial Paper and Corporate Obligations	23.7%
Repurchase Agreements	20.0%
Certificate of Deposit	12.9%
Time Deposits	11.7%
U.S. Treasury Obligations	9.3%
Variable Rate Demand Note	9.1%
U.S. Government Agency Securities	5.6%
Variable Rate Obligations	5.5%
Medium Term Notes	2.0%
Non-Financial Company Commercial Paper	0.0%Footnote Reference(a)
Footnote	Description
Footnote(a)	Represents less than 0.05%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management	$49	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,522,707,084
  # of Portfolio Holdings as of Period End467
  Total Net Advisory Fees Paid for the Period$9,966,022

Goldman Sachs Investor Money Market Fund

Cash Management Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Money Market Fund

38148U320-SAR-0526     Cash Management Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A Shares: INCXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,983,183
  # of Portfolio Holdings as of Period End44
  Total Net Advisory Fees Paid for the Period$7,416

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class A Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C325-SAR-0526     Class A Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I Shares: ICIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,983,183
  # of Portfolio Holdings as of Period End44
  Total Net Advisory Fees Paid for the Period$7,416

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Class I Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C317-SAR-0526     Class I Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Shares: ICSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,983,183
  # of Portfolio Holdings as of Period End44
  Total Net Advisory Fees Paid for the Period$7,416

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C283-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Shares: ICPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,983,183
  # of Portfolio Holdings as of Period End44
  Total Net Advisory Fees Paid for the Period$7,416

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C275-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Shares: ICBXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt California Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	58.7%
Non-Financial Company Commercial Paper	16.1%
U.S. Treasury Obligations	12.3%
Other Municipal Security	7.6%
Tender Option Bond	3.1%
Municipal Bond	0.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$12,983,183
  # of Portfolio Holdings as of Period End44
  Total Net Advisory Fees Paid for the Period$7,416

Goldman Sachs Investor Tax-Exempt California Money Market Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt California Money Market Fund

38150C291-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A Shares: FKIXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,367,018,850
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$3,260,659

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class A Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U353-SAR-0526     Class A Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C Shares: FCYXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$59	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,367,018,850
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$3,260,659

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class C Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38148U346-SAR-0526     Class C Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I Shares: FTXXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,367,018,850
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$3,260,659

Goldman Sachs Investor Tax-Exempt Money Market Fund

Class I Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W182-SAR-0526     Class I Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Shares: FESXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,367,018,850
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$3,260,659

Goldman Sachs Investor Tax-Exempt Money Market Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W166-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Shares: GPTXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,367,018,850
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$3,260,659

Goldman Sachs Investor Tax-Exempt Money Market Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W158-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Shares: FEAXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	57.1%
Non-Financial Company Commercial Paper	19.3%
Other Municipal Security	7.8%
Tender Option Bond	7.5%
U.S. Treasury Obligations	2.9%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$4,367,018,850
  # of Portfolio Holdings as of Period End248
  Total Net Advisory Fees Paid for the Period$3,260,659

Goldman Sachs Investor Tax-Exempt Money Market Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt Money Market Fund

38141W174-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A Shares: INBXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$57,005,858
  # of Portfolio Holdings as of Period End80
  Total Net Advisory Fees Paid for the Period$50,460

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class A Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-526-7384.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C267-SAR-0526     Class A Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I Shares: INYXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$57,005,858
  # of Portfolio Holdings as of Period End80
  Total Net Advisory Fees Paid for the Period$50,460

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Class I Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C259-SAR-0526     Class I Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Shares: INSXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$57,005,858
  # of Portfolio Holdings as of Period End80
  Total Net Advisory Fees Paid for the Period$50,460

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Service Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C234-SAR-0526     Service Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Shares: INPXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Preferred	$14	0.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$57,005,858
  # of Portfolio Holdings as of Period End80
  Total Net Advisory Fees Paid for the Period$50,460

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Preferred Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C226-SAR-0526     Preferred Shares

Semi-Annual Shareholder Report

May 31, 2026

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Shares: INDXX

Fund Overview

This semi-annual shareholder report contains important information about Goldman Sachs Investor Tax-Exempt New York Money Market Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Variable Rate Demand Note	61.6%
Other Municipal Security	13.7%
Non-Financial Company Commercial Paper	7.1%
Tender Option Bond	7.0%
U.S. Treasury Obligations	6.4%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$57,005,858
  # of Portfolio Holdings as of Period End80
  Total Net Advisory Fees Paid for the Period$50,460

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Administration Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Goldman Sachs Investor Tax-Exempt New York Money Market Fund

38150C242-SAR-0526     Administration Shares

Semi-Annual Shareholder Report

May 31, 2026

Stablecoin Reserves Fund

Institutional Shares: STBXX

Fund Overview

This semi-annual shareholder report contains important information about Stablecoin Reserves Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026 (the “Period”). You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.

What did the Fund invest in?

The table below shows the investment makeup of the Fund, representing the percentage of total net assets of the Fund. Figures in the table below may not sum to 100% due to the exclusion of other assets and liabilities. These allocations may not be representative of the Fund’s future investments.

Sector Allocation (%)

Table Summary
Repurchase Agreements	99.0%

What were the Fund costs for the Period?

Based on a hypothetical $10,000 investment.

Table Summary
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10Footnote Reference(a)	0.20%Footnote Reference*
Footnote	Description
Footnote(a)	Based on the period October 29, 2025 (commencement of operations) through May 31, 2026. Expenses would have been higher if the Fund had been in existence for the full reporting period.
Footnote*	Annualized

Key Fund Statistics

  Total Net Assets as of Period End$145,906,378
  # of Portfolio Holdings as of Period End5
  Total Net Advisory Fees Paid for the Period$59,736

Stablecoin Reserves Fund

Institutional Shares

Additional Information

If you wish to view additional information about the Fund, including the documents and other information listed below, please visit dfinview.com/GoldmanSachs or call 1-800-621-2550.

  prospectus

  financial information

  fund holdings

  proxy voting information

Disclosure

Goldman Sachs & Co. LLC is the distributor of the Goldman Sachs Funds.

© 2026 Goldman Sachs. All rights reserved.

No Bank Guarantee

May Lose Value

Not FDIC Insured

Stablecoin Reserves Fund

38151N205-SAR-0526     Institutional Shares

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is available as provided in Item 19(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Michael Latham is the “audit committee financial expert” and “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

Schedule of Investments is included in Item 7 of this report.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Goldman Sachs Funds
Semi-Annual Financial Statements
May 31, 2026
Financial Square FundsSM
Goldman Sachs Financial Square Federal Instruments Fund
Goldman Sachs Financial Square Government Fund
Goldman Sachs Financial Square Treasury Instruments Fund
Goldman Sachs Financial Square Treasury Obligations Fund
Goldman Sachs Financial Square Treasury Solutions Fund

Goldman Sachs Financial Square Funds

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities - 18.7%

Federal Farm Credit Banks Funding Corp.
$1,470,000	3.605%		07/27/26	$1,462,042
Federal Farm Credit Banks Funding Corp. ((SOFR + 0.105%))
2,399,000	3.725	(a)	04/21/27	2,399,000
7,974,000	3.725	(a)	05/14/27	7,974,000
Federal Farm Credit Banks Funding Corp. ((SOFR + 0.110%))
12,160,000	3.730	(a)	07/21/27	12,160,000
Federal Farm Credit Banks Funding Corp. ((SOFR + 0.115%))
6,567,000	3.735	(a)	05/06/27	6,567,000
Federal Farm Credit Banks Funding Corp. ((SOFR + 0.125%))
5,015,000	3.745	(a)	04/29/27	5,015,000
Federal Farm Credit Banks Funding Corp. ((SOFR + 0.130%))
4,615,000	3.750	(a)	04/23/27	4,615,000
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.105%)
3,216,000	3.733	(a)	02/17/28	3,216,000
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.190%)
2,078,000	3.818	(a)	11/24/27	2,078,000
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.200%)
5,351,000	3.828	(a)	11/05/27	5,351,000
Federal Farm Credit Banks Funding Corp. (Prime Rate—3.000%)
2,327,000	3.750	(a)	10/29/27	2,327,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.020%)
525,000	3.640	(a)	11/04/26	525,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.035%)
2,206,000	3.655	(a)	11/19/26	2,206,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.040%)
858,000	3.660	(a)	03/04/27	858,000
1,784,000	3.660	(a)	05/21/27	1,784,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.045%)
4,805,000	3.665	(a)	06/22/27	4,805,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.050%)
7,436,000	3.670	(a)	05/06/27	7,436,000
5,314,000	3.670	(a)	05/20/27	5,314,000
3,905,000	3.670	(a)	06/11/27	3,905,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.055%)
17,841,000	3.675	(a)	06/28/27	17,841,000
7,147,000	3.675	(a)	07/13/27	7,147,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.060%)
3,041,000	3.680	(a)	07/28/27	3,041,000
1,350,000	3.690	(a)	08/20/27	1,350,000
4,158,000	3.680	(a)	10/19/27	4,158,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.065%)
1,551,000	3.685	(a)	09/03/27	1,551,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.070%)
4,633,000	3.690	(a)	12/07/26	4,633,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.075%)
3,706,000	3.695	(a)	11/16/26	3,706,000
2,206,000	3.695	(a)	04/19/27	2,206,000
2,575,000	3.695	(a)	11/05/27	2,575,000
605,000	3.695	(a)	01/11/28	605,000
1,520,000	3.695	(a)	02/11/28	1,520,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.080%)
5,000,000	3.700	(a)	03/11/27	5,000,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.085%)
12,841,000	3.705	(a)	02/26/27	12,841,000
2,577,000	3.705	(a)	01/03/28	2,577,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

$2,942,000	3.705	%(a)	01/18/28	$2,942,000
3,002,000	3.705	(a)	01/21/28	3,002,000
2,731,000	3.705	(a)	02/25/28	2,731,000
1,225,000	3.705	(a)	03/02/28	1,225,000
3,216,000	3.705	(a)	03/24/28	3,216,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.090%)
2,118,000	3.710	(a)	02/24/27	2,118,000
3,657,000	3.710	(a)	02/02/28	3,657,000
3,430,000	3.710	(a)	02/09/28	3,430,000
2,018,000	3.710	(a)	02/11/28	2,018,000
3,375,000	3.710	(a)	02/17/28	3,375,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.095%)
1,271,000	3.715	(a)	02/12/27	1,271,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.100%)
2,429,000	3.720	(a)	02/09/27	2,429,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.105%)
4,168,000	3.725	(a)	02/01/27	4,168,000
12,500,000	3.725	(a)	03/05/27	12,500,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.115%)
22,070,000	3.735	(a)	01/28/27	22,070,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.135%)
4,003,000	3.755	(a)	12/18/26	4,002,974
2,879,000	3.755	(a)	01/08/27	2,879,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.140%)
3,877,000	3.756	(a)	09/03/26	3,877,716
Federal Farm Credit Banks Funding Corp. (SOFR + 0.240%)
2,014,000	3.849	(a)	01/28/28	2,019,363
Federal Farm Credit Banks Funding Corp. (SOFR + 0.250%)
2,757,000	3.859	(a)	11/12/27	2,764,045
Federal Home Loan Bank System
8,231,000	3.571		06/01/26	8,231,000
22,219,000	3.619		06/04/26	22,212,501
13,264,000	3.631		06/09/26	13,253,595
19,608,000	3.632		06/11/26	19,588,696
2,472,000	3.622		06/12/26	2,469,349
31,844,000	3.691		06/17/26	31,792,767
4,162,000	3.672		06/18/26	4,154,984
15,979,000	3.684		06/24/26	15,942,116
24,609,000	3.649		07/21/26	24,488,006
15,224,000	3.598		07/22/26	15,147,018
18,229,000	3.696		07/24/26	18,132,064
9,547,000	3.641		07/27/26	9,494,502
27,788,000	3.659		07/29/26	27,626,365
4,922,000	3.653		07/31/26	4,892,384
2,664,000	3.660		07/31/26	2,647,971
6,029,000	3.669		07/31/26	5,992,724
4,879,000	3.672		07/31/26	4,849,643
75,268,000	3.709		07/31/26	74,815,114
16,981,000	3.702		08/03/26	16,873,447
100,484,000	3.704		08/03/26	99,847,561
44,313,000	3.702		08/04/26	44,028,215
5,819,000	3.641		08/14/26	5,776,896
7,494,000	3.644		08/21/26	7,434,479
16,225,000	3.670		08/24/26	16,090,224
7,494,000	3.663		08/27/26	7,429,708
30,963,000	3.636		08/28/26	30,695,457
21,959,000	3.660		09/09/26	21,742,765
43,122,000	3.613		09/21/26	42,651,108
2,875,000	3.716		09/24/26	2,841,892

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

$14,374,000	3.600%		09/28/26	$14,208,889
14,374,000	3.601		09/29/26	14,207,501
11,863,000	3.722		09/30/26	11,718,970
14,671,000	3.728		09/30/26	14,492,878
38,093,000	3.682		10/01/26	37,633,429
5,049,000	3.603		10/08/26	4,986,129
8,835,000	3.609		10/13/26	8,717,114
38,478,000	3.717		10/13/26	37,964,588
16,530,000	3.723		10/13/26	16,309,440
12,555,000	3.751		12/04/26	12,320,828
22,063,000	3.752		12/07/26	21,644,851
14,029,000	3.712		12/24/26	13,742,094
1,407,000	3.726		12/24/26	1,378,225
78,534,000	3.721		12/31/26	76,869,032
15,688,000	3.762		02/19/27	15,274,833
12,644,000	3.792		03/01/27	12,295,942
Federal Home Loan Bank System ((SOFR + 0.000%))
80,000,000	3.620	(a)	06/08/26	79,999,615
Federal Home Loan Bank System ((SOFR + 0.095%))
5,515,000	3.715	(a)	04/14/27	5,515,000
6,348,000	3.716	(a)	06/17/27	6,347,277
Federal Home Loan Bank System ((SOFR + 0.100%))
4,055,000	3.720	(a)	05/27/27	4,055,000
11,335,000	3.720	(a)	06/10/27	11,335,000
Federal Home Loan Bank System ((SOFR + 0.110%))
1,380,000	3.730	(a)	07/15/27	1,380,000
8,010,000	3.730	(a)	07/19/27	8,009,981
3,040,000	3.730	(a)	07/21/27	3,040,000
Federal Home Loan Bank System ((SOFR + 0.130%))
6,785,000	3.750	(a)	04/16/27	6,785,000
4,350,000	3.750	(a)	04/23/27	4,350,000
Federal Home Loan Bank System (SOFR + 0.005%)
5,055,000	3.625	(a)	08/06/26	5,055,000
3,120,000	3.625	(a)	08/10/26	3,120,000
Federal Home Loan Bank System (SOFR + 0.010%)
6,925,000	3.630	(a)	08/21/26	6,925,000
Federal Home Loan Bank System (SOFR + 0.040%)
1,375,000	3.660	(a)	05/27/27	1,375,000
Federal Home Loan Bank System (SOFR + 0.050%)
6,485,000	3.670	(a)	05/06/27	6,485,000
Federal Home Loan Bank System (SOFR + 0.060%)
14,295,000	3.680	(a)	07/28/27	14,295,000
7,290,000	3.680	(a)	07/30/27	7,290,000
7,045,000	3.680	(a)	10/20/27	7,045,000
Federal Home Loan Bank System (SOFR + 0.065%)
8,810,000	3.685	(a)	11/19/27	8,810,000
Federal Home Loan Bank System (SOFR + 0.070%)
25,000,000	3.690	(a)	10/29/27	25,000,000
Federal Home Loan Bank System (SOFR + 0.085%)
8,000,000	3.705	(a)	02/26/27	8,000,000
9,605,000	3.705	(a)	05/26/28	9,605,000
Federal Home Loan Bank System (SOFR + 0.090%)
13,000,000	3.710	(a)	02/19/27	13,000,000
15,000,000	3.710	(a)	02/11/28	15,000,000
2,150,000	3.710	(a)	05/15/28	2,150,000
Federal Home Loan Bank System (SOFR + 0.095%)
8,275,000	3.715		04/09/27	8,275,000
Federal Home Loan Bank System (SOFR + 0.100%)
8,140,000	3.720	(a)	10/21/26	8,140,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

Federal Home Loan Bank System (SOFR + 0.115%)
$3,265,000	3.735	%(a)	01/25/27	$3,265,000
Federal Home Loan Bank System (SOFR + 0.135%)
18,775,000	3.755	(a)	01/06/27	18,775,000
Federal Home Loan Bank System (SOFR + 0.140%)
6,030,000	3.756	(a)	10/29/26	6,031,658

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$1,459,808,965

U.S. Treasury Obligations - 95.3%

U.S. Treasury Notes
13,524,500	3.750		04/30/27	13,524,277
3,874,600	3.754		04/30/27	3,762,418
2,866,000	3.702		05/15/27	2,829,164
2,630,200	3.789		05/31/27	2,600,161
United States Treasury Bills
552,549,900	3.629		06/02/26	552,494,658
42,630,000	3.662		06/02/26	42,625,738
54,021,600	3.684		06/02/26	54,016,199
223,882,400	3.638		06/04/26	223,815,216
56,896,800	3.665		06/04/26	56,879,726
50,000,000	3.576		06/09/26	49,959,963
99,090,600	3.626		06/09/26	99,011,254
17,000,000	3.636		06/09/26	16,986,387
52,143,700	3.660		06/09/26	52,101,946
34,694,200	3.665		06/09/26	34,666,419
1,100,000,000	3.670		06/09/26	1,099,119,184
30,000,000	3.679		06/09/26	29,975,978
11,924,900	3.689		06/11/26	11,912,959
61,375,100	3.647		06/16/26	61,282,977
77,667,800	3.650		06/16/26	77,551,222
450,000,000	3.665		06/16/26	449,324,558
69,189,800	3.681		06/16/26	69,085,947
100,000,000	3.648		06/18/26	99,830,185
11,990,300	3.660		06/18/26	11,969,939
1,438,800	3.665		06/23/26	1,435,626
652,797,800	3.670		06/23/26	651,357,600
1,301,300	3.675		06/23/26	1,298,429
10,452,700	3.690		06/23/26	10,429,639
13,780,000	3.704		06/25/26	13,746,744
3,436,600	3.667		06/30/26	3,426,896
1,100,000,000	3.691	(b)	06/30/26	1,096,894,061
5,613,700	3.586		07/02/26	5,596,611
548,200	3.589		07/02/26	546,531
1,323,200	3.592		07/02/26	1,319,172
1,525,700	3.595		07/02/26	1,521,055
32,301,600	3.600		07/02/26	32,203,269
1,596,100	3.603		07/02/26	1,591,241
6,529,600	3.606		07/02/26	6,509,723
1,220,500	3.607		07/02/26	1,216,785
103,561,600	3.612		07/02/26	103,246,342
15,837,200	3.624		07/02/26	15,788,989
18,806,400	3.681		07/02/26	18,749,150
16,979,100	3.689		07/02/26	16,927,413
19,851,500	3.694		07/02/26	19,791,069
8,132,900	3.697		07/02/26	8,108,142
11,747,700	3.707		07/02/26	11,711,938
175,000,000	3.670		07/07/26	174,370,000
3,293,400	3.694		07/07/26	3,281,544
9,802,200	3.678		07/09/26	9,764,943

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$27,825,200	3.681%		07/09/26	$27,719,438
212,338,100	3.684		07/09/26	211,531,021
51,091,900	3.686		07/09/26	50,897,704
11,596,600	3.665		07/14/26	11,546,804
39,189,700	3.704		07/16/26	39,012,437
17,340,700	3.705		07/16/26	17,262,264
8,391,400	3.697	(b)	07/30/26	8,341,547
29,867,000	3.679		08/06/26	29,669,878
3,276,400	3.720		08/18/26	3,250,667
2,944,900	3.647		08/20/26	2,921,570
14,302,800	3.694		08/25/26	14,181,082
4,628,400	3.698		08/25/26	4,589,012
78,070,200	3.699		08/25/26	77,405,818
38,467,100	3.694		09/01/26	38,113,203
1,204,000	3.689		09/08/26	1,192,038
6,384,600	3.704		09/08/26	6,321,170
16,505,300	3.709		09/08/26	16,341,322
387,700	3.681		09/17/26	383,540
42,032,000	3.686		09/17/26	41,581,006
44,451,100	3.691		09/17/26	43,974,150
12,404,100	3.723		09/17/26	12,271,007
83,797,200	3.714		09/22/26	82,845,031
13,818,900	3.720	(b)	09/29/26	13,653,313
400,200	3.691		10/15/26	394,764
7,332,200	3.707		10/15/26	7,232,601
5,164,300	3.712		10/15/26	5,094,149
5,816,500	3.723		10/15/26	5,737,490
19,584,800	3.707		10/22/26	19,305,515
29,298,300	3.619		10/29/26	28,865,127
20,980,500	3.695		10/29/26	20,670,305
40,000,000	3.707		10/29/26	39,408,604
15,024,600	3.712		10/29/26	14,802,463
5,262,500	3.697		11/05/26	5,180,223
587,200	3.702		11/12/26	577,546
1,783,000	3.723		11/12/26	1,753,688
9,508,000	3.728		11/12/26	9,351,690
5,699,700	3.728		11/19/26	5,601,964
2,058,900	3.711		04/15/27	1,994,522
1,915,300	3.714		04/15/27	1,855,412
7,667,800	3.717		04/15/27	7,428,042
957,600	3.722		04/15/27	927,658
4,189,700	3.728		04/15/27	4,058,696
4,788,000	3.733		04/15/27	4,638,288
United States Treasury Floating Rate Note
369,700	3.934		08/31/26	366,855
1,332,000	3.977		08/31/26	1,331,269
1,586,900	3.611		03/15/27	1,594,253
1,369,400	3.683		03/15/27	1,375,745
7,703,800	3.528		03/31/27	7,721,219
7,451,700	3.532		03/31/27	7,468,550
7,334,600	3.543		03/31/27	7,351,185
3,001,600	3.558		03/31/27	3,008,387
3,628,100	3.583		03/31/27	3,636,304
3,482,500	3.591		03/31/27	3,490,375
3,898,500	3.594		03/31/27	3,907,315
20,434,200	3.599		03/31/27	20,480,405
6,834,000	3.604		03/31/27	6,849,453
3,383,100	3.609		03/31/27	3,390,750
7,450,500	3.623		03/31/27	7,467,347

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$6,381,100	3.649%		03/31/27	$6,225,286
6,825,000	3.654		03/31/27	6,840,433
3,423,500	3.658		03/31/27	3,431,241
3,423,500	3.662		03/31/27	3,431,241
1,330,300	3.674		03/31/27	1,316,859
11,639,900	3.675		03/31/27	11,522,297
3,423,500	3.680		03/31/27	3,431,241
4,701,700	3.797		03/31/27	4,654,196
4,030,000	3.819		03/31/27	3,989,283
6,716,600	3.829		03/31/27	6,648,739
1,561,400	3.739		04/30/27	1,516,193
27,175,000	3.740		04/30/27	27,088,348
10,278,300	3.746		04/30/27	10,278,130
2,394,000	3.750		04/30/27	2,393,960
15,474,900	3.751		04/30/27	15,406,269
5,280,700	3.754		04/30/27	5,244,578
2,872,800	3.761		04/30/27	2,872,753
2,485,700	3.765		04/30/27	2,413,731
3,200,400	3.768		04/30/27	3,200,347
3,107,200	3.781		04/30/27	3,017,237
3,107,100	3.782		04/30/27	3,107,049
4,350,000	3.790		04/30/27	4,224,054
1,864,300	3.791		04/30/27	1,847,708
1,864,300	3.794		04/30/27	1,847,708
6,214,300	3.795		04/30/27	6,214,197
4,889,200	3.762		05/15/27	4,920,368
4,415,400	3.764		05/15/27	4,358,649
1,794,700	3.836		05/15/27	1,806,141
2,615,200	3.888		05/15/27	2,631,872
2,876,000	3.784		05/31/27	2,877,822
7,765,200	3.789		05/31/27	7,770,120
7,640,100	3.796		05/31/27	7,644,941
18,979,200	3.808		05/31/27	18,903,233
4,007,800	3.809		05/31/27	3,962,028
2,147,400	3.810		05/31/27	2,148,761
5,135,000	3.901		05/31/27	5,138,254
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.098%)
13,323,600	3.728	(a)	01/31/27	13,317,922
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.099%)
14,225,500	3.725	(a)	01/31/28	14,225,642
25,402,300	3.727	(a)	01/31/28	25,402,553
12,290,100	3.728	(a)	01/31/28	12,290,222
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.103%)
49,735,100	3.730	(a)	04/30/28	49,747,118
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.159%)
137,598,100	3.790	(a)	07/31/27	137,535,364
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
122,117,500	3.783	(a)	04/30/27	122,199,637
171,493,100	3.784	(a)	04/30/27	171,608,447
25,532,100	3.785	(a)	04/30/27	25,549,273
25,595,800	3.786	(a)	04/30/27	25,613,016
73,270,600	3.787	(a)	04/30/27	73,319,882
11,170,000	3.788	(a)	04/30/27	11,177,513

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
$30,359,700	3.806	%(a)	07/31/26	$30,364,227
63,679,300	3.807	(a)	07/31/26	63,688,794
9,795,000	3.808	(a)	07/31/26	9,796,460
11,189,700	3.809	(a)	07/31/26	11,191,368
19,715,100	3.810	(a)	07/31/26	19,718,040
10,933,000	3.815	(a)	07/31/26	10,934,630
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.190%)
28,304,700	3.818	(a)	10/31/27	28,304,700
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
35,000	3.829	(a)	10/31/26	35,003
1,489,100	3.830	(a)	10/31/26	1,489,242
20,244,200	3.831	(a)	10/31/26	20,246,132
1,500,800	3.832	(a)	10/31/26	1,500,943
9,966,500	3.833	(a)	10/31/26	9,967,451

TOTAL U.S. TREASURY OBLIGATIONS				$7,439,031,414

TOTAL INVESTMENTS - 114.0%				$8,898,840,379

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.0)%				(1,095,191,903)

NET ASSETS - 100.0%				$7,803,648,476

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.

(b)	All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities - 19.3%

Federal Farm Credit Bank (Prime Rate - 3.040%)
$99,052,000	3.710	%(a)	06/12/26	$99,052,000
Federal Farm Credit Bank (SOFR + 0.120%)
123,239,000	3.740	(a)	07/15/26	123,239,000
Federal Farm Credit Banks Funding Corp.
42,839,000	3.605		07/27/26	42,607,098
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.105%)
86,066,000	3.733	(a)	02/17/28	86,066,000
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.190%)
72,017,000	3.818	(a)	11/24/27	72,017,000
Federal Farm Credit Banks Funding Corp. (3 Mo. U.S. T-Bill MMY + 0.200%)
182,342,000	3.828	(a)	11/05/27	182,342,000
Federal Farm Credit Banks Funding Corp. (Prime Rate - 3.000%)
136,535,000	3.750	(a)	10/29/27	136,535,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.020%)
19,220,000	3.640	(a)	11/04/26	19,220,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.035%)
76,828,000	3.655	(a)	11/19/26	76,828,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.040%)
29,081,000	3.660	(a)	03/04/27	29,081,000
61,153,000	3.660	(a)	05/21/27	61,153,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.045%)
164,566,000	3.665	(a)	06/22/27	164,566,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.050%)
252,035,000	3.670	(a)	05/06/27	252,035,000
187,211,000	3.670	(a)	05/20/27	187,211,000
144,160,000	3.670	(a)	06/11/27	144,160,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.055%)
418,706,000	3.675	(a)	06/28/27	418,706,000
259,373,000	3.675	(a)	07/13/27	259,373,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.060%)
71,370,000	3.680	(a)	07/28/27	71,370,000
48,020,000	3.690	(a)	08/20/27	48,020,000
218,008,000	3.680	(a)	10/19/27	218,008,000
237,348,000	3.680	(a)	10/22/27	237,348,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.065%)
57,690,000	3.685	(a)	09/03/27	57,690,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.070%)
168,112,000	3.690	(a)	12/07/26	168,112,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.075%)
134,490,000	3.695	(a)	11/16/26	134,490,000
76,828,000	3.695	(a)	04/19/27	76,828,000
86,291,000	3.695	(a)	11/05/27	86,291,000
29,152,000	3.695	(a)	01/11/28	29,152,000
126,690,000	3.695	(a)	02/11/28	126,690,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.080%)
212,154,000	3.700	(a)	03/11/27	212,154,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.085%)
465,909,000	3.705	(a)	02/26/27	465,909,000
151,162,000	3.705	(a)	01/03/28	151,162,000
100,710,000	3.705	(a)	01/18/28	100,710,000
185,451,000	3.705	(a)	01/21/28	185,451,000
96,006,000	3.705	(a)	02/25/28	96,006,000
43,210,000	3.705	(a)	03/02/28	43,210,000
86,066,000	3.705	(a)	03/24/28	86,066,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

Federal Farm Credit Banks Funding Corp. (SOFR + 0.090%)
$76,851,000	3.710	%(a)	02/24/27	$76,851,000
80,000,000	3.710	(a)	05/12/27	80,000,000
214,554,000	3.710	(a)	02/02/28	214,554,000
165,192,000	3.710	(a)	02/09/28	165,192,000
67,100,000	3.710	(a)	02/11/28	67,100,000
129,937,000	3.710	(a)	02/17/28	129,937,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.095%)
351,673,000	3.715	(a)	07/17/26	351,673,000
46,110,000	3.715	(a)	02/12/27	46,110,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.100%)
81,286,000	3.720	(a)	02/09/27	81,286,000
170,000,000	3.720	(a)	08/13/27	170,000,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.105%)
325,548,000	3.725	(a)	02/01/27	325,548,000
480,000,000	3.725	(a)	03/05/27	480,000,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.115%)
1,007,535,000	3.735	(a)	01/28/27	1,007,535,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.125%)
133,264,000	3.745	(a)	06/10/26	133,264,000
132,192,000	3.745	(a)	06/15/26	132,192,000
266,486,000	3.745	(a)	06/18/26	266,486,000
320,951,000	3.745	(a)	08/06/26	320,951,000
540,136,000	3.745	(a)	09/21/26	540,136,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.130%)
158,440,000	3.750	(a)	08/28/26	158,440,000
310,363,000	3.750	(a)	10/22/27	310,363,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.135%)
153,985,000	3.755	(a)	12/18/26	153,983,982
206,917,000	3.755	(a)	01/08/27	206,917,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.140%)
45,514,000	3.760	(a)	08/26/26	45,514,000
142,023,000	3.756	(a)	09/03/26	142,049,232
155,027,000	3.760	(a)	09/04/26	155,027,000
91,870,000	3.760	(a)	09/09/26	91,870,000
340,680,000	3.760	(a)	10/09/26	340,680,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.240%)
143,112,000	3.849	(a)	01/28/28	143,493,074
Federal Farm Credit Banks Funding Corp. (SOFR + 0.250%)
94,028,000	3.859	(a)	11/12/27	94,268,259
Federal Home Loan Bank System
560,581,000	3.691		06/17/26	559,679,087
186,366,000	3.672		06/18/26	186,051,818
457,026,000	3.684		06/24/26	455,971,044
852,685,000	3.649		07/21/26	848,492,632
307,847,000	3.598		07/22/26	306,292,033
171,502,000	3.655		07/22/26	170,635,726
510,519,000	3.696		07/24/26	507,804,230
236,634,000	3.641		07/27/26	235,332,776
47,794,000	3.659		07/29/26	47,516,303
391,952,000	3.698		07/29/26	389,674,642
170,537,000	3.653		07/31/26	169,515,380
88,709,000	3.660		07/31/26	88,177,579
208,907,000	3.669		07/31/26	207,655,520
154,322,000	3.672		07/31/26	153,397,518
868,770,000	3.709		07/31/26	863,565,540
278,525,000	3.702		08/03/26	276,762,106
156,061,000	3.704		08/03/26	155,073,229
255,926,000	3.702		08/04/26	254,281,249

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities - (continued)

$185,183,000	3.641%		08/14/26	$183,843,098
223,389,000	3.644		08/21/26	221,614,733
441,050,000	3.670		08/24/26	437,386,346
223,387,000	3.663		08/27/26	221,470,526
148,354,000	3.636		08/28/26	147,072,112
544,498,000	3.650		08/28/26	539,793,136
569,356,000	3.660		09/09/26	563,749,425
457,906,000	3.613		09/21/26	452,905,666
915,812,000	3.643		09/21/26	905,811,333
91,580,000	3.716		09/24/26	90,525,367
457,906,000	3.600		09/28/26	452,646,123
457,906,000	3.601		09/29/26	452,601,922
457,381,000	3.722		09/30/26	451,827,839
377,909,000	3.728		09/30/26	373,320,726
946,423,000	3.682		10/01/26	935,004,932
191,865,000	3.603		10/08/26	189,475,881
335,765,000	3.609		10/13/26	331,288,670
1,191,002,000	3.717		10/13/26	1,175,123,878
526,592,000	3.723		10/13/26	519,571,616
412,737,000	3.751		12/04/26	405,038,767
718,127,000	3.752		12/07/26	704,516,698
369,006,000	3.712		12/24/26	361,459,482
485,946,000	3.716		12/24/26	476,007,950
85,714,000	3.726		12/24/26	83,961,069
900,427,000	3.721		12/31/26	881,337,671
1,533,812,000	3.726		12/31/26	1,501,294,715
518,838,000	3.762		02/19/27	505,173,609
431,361,000	3.792		03/01/27	419,486,710
Federal Home Loan Bank System (SOFR + 0.005%)
186,475,000	3.625	(a)	08/06/26	186,475,000
115,355,000	3.625	(a)	08/10/26	115,355,000
Federal Home Loan Bank System (SOFR + 0.010%)
240,060,000	3.630	(a)	08/21/26	240,060,000
Federal Home Loan Bank System (SOFR + 0.040%)
47,035,000	3.660	(a)	05/27/27	47,035,000
Federal Home Loan Bank System (SOFR + 0.050%)
240,310,000	3.670	(a)	05/06/27	240,310,000
Federal Home Loan Bank System (SOFR + 0.060%)
481,710,000	3.680	(a)	07/28/27	481,710,000
271,140,000	3.680	(a)	07/30/27	271,140,000
188,590,000	3.680	(a)	10/20/27	188,590,000
Federal Home Loan Bank System (SOFR + 0.065%)
235,735,000	3.685	(a)	11/19/27	235,735,000
Federal Home Loan Bank System (SOFR + 0.070%)
30,000,000	3.690	(a)	10/29/27	30,000,000
Federal Home Loan Bank System (SOFR + 0.085%)
288,120,000	3.705	(a)	02/26/27	288,120,000
493,485,000	3.705	(a)	02/18/28	493,485,000
986,975,000	3.705	(a)	02/25/28	986,975,000
329,290,000	3.705	(a)	05/26/28	329,290,000
Federal Home Loan Bank System (SOFR + 0.090%)
480,435,000	3.710	(a)	02/19/27	480,435,000
676,000,000	3.710	(a)	02/11/28	676,000,000
152,655,000	3.710	(a)	05/15/28	152,655,000
Federal Home Loan Bank System (SOFR + 0.095%)
287,080,000	3.715	(a)	04/09/27	287,080,000
Federal Home Loan Bank System (SOFR + 0.100%)
288,045,000	3.720	(a)	10/21/26	288,045,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities– (continued)

Federal Home Loan Bank System (SOFR + 0.115%)
$144,580,000	3.735	%(a)	01/25/27	$144,580,000
Federal Home Loan Bank System (SOFR + 0.125%)
57,395,000	3.745	(a)	10/22/27	57,395,000
669,610,000	3.745	(a)	10/27/27	669,610,000
Federal Home Loan Bank System (SOFR + 0.130%)
143,335,000	3.750	(a)	10/22/27	143,335,000
Federal Home Loan Bank System (SOFR + 0.135%)
351,805,000	3.755	(a)	01/06/27	351,805,000
Federal Home Loan Bank System (SOFR + 0.140%)
375,825,000	3.760	(a)	09/09/26	375,825,000
493,740,000	3.760	(a)	10/08/26	493,740,000
220,875,000	3.756	(a)	10/29/26	220,935,746
Federal Home Loan Mortgage Corporation
236,956,000	3.599		07/21/26	235,790,966
444,567,000	3.608		08/03/26	441,851,807
590,351,000	3.598		08/31/26	585,090,727
Federal Home Loan Mortgage Corporation (SOFR + 0.080%)
996,040,000	3.700	(a)	01/08/27	996,040,000
Federal Home Loan Mortgage Corporation (SOFR + 0.095%)
725,420,000	3.715	(a)	05/05/27	725,420,000
Federal Home Loan Mortgage Corporation (SOFR + 0.140%)
404,828,000	3.760	(a)	09/04/26	404,828,000
229,714,000	3.760	(a)	10/16/26	229,714,000
157,650,000	3.758	(a)	10/29/26	157,674,881
1,062,669,000	3.760	(a)	09/22/27	1,062,669,000
1,057,499,000	3.760	(a)	10/06/27	1,057,499,000
1,950,000,000	3.760	(a)	10/14/27	1,950,000,000
Federal National Mortgage Association (SOFR + 0.085%)
1,082,969,000	3.705	(a)	03/06/28	1,082,969,000
Federal National Mortgage Association (SOFR + 0.090%)
1,084,993,000	3.710	(a)	02/02/28	1,084,993,000
Federal National Mortgage Association (SOFR + 0.120%)
125,225,000	3.740	(a)	07/29/26	125,225,000
Federal National Mortgage Association (SOFR + 0.135%)
987,275,000	3.755	(a)	08/21/26	987,272,931
Federal National Mortgage Association (SOFR + 0.140%)
863,397,000	3.760	(a)	09/11/26	863,397,000
U.S. International Development Finance Corp. (3 Mo. U.S. Treasury Bill Yield + 0.000%)
5,248,334	3.820	(a)	09/15/26	5,248,334
4,673,076	3.820	(a)	12/15/26	4,673,076
1,874,999	3.820	(a)	01/20/27	1,874,999
2	3.803	(a)	06/20/27	2
4,372,559	3.820	(a)	06/20/27	4,372,559
8,357,140	3.820	(a)	09/20/27	8,357,140
12,807,693	3.820	(a)	06/20/28	12,807,693
19,120,682	3.820	(a)	11/15/28	19,120,682
20,886,793	3.830	(a)	01/15/30	20,886,793
28,800,000	3.820	(a)	03/15/30	28,800,000
18,000,001	3.820	(a)	10/15/30	18,000,000
7,000,000	3.820	(a)	08/15/31	7,000,000
9,639,420	3.820	(a)	09/02/31	9,639,420
27,641,830	3.820	(a)	09/30/31	27,641,830
16,046,513	3.820	(a)	12/20/31	16,046,513
34,819,906	3.820	(a)	12/15/33	34,819,906
2,875,604	3.820	(a)	09/20/38	2,875,604
33,154,707	3.820	(a)	07/07/40	33,154,707

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$51,960,942,373

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 21.2%

United States Treasury Bills
$4,300,838,600	3.647%		06/16/26	$4,294,378,267
49,801,200	3.676		06/16/26	49,726,393
55,360,200	3.681		06/16/26	55,277,043
505,477,400	3.660		06/18/26	504,616,895
60,657,400	3.657		06/23/26	60,523,627
117,944,500	3.670		06/23/26	117,684,387
22,908,800	3.675		06/23/26	22,858,277
15,886,900	3.690		06/23/26	15,851,863
580,924,500	3.665		06/25/26	579,524,472
144,877,100	3.667		06/30/26	144,456,373
3,119,318,300	3.586		07/02/26	3,109,794,498
1,524,775,200	3.694		07/02/26	1,520,119,805
593,030,700	3.704		07/02/26	591,220,078
70,763,900	3.670		07/07/26	70,509,858
182,459,000	3.681		07/09/26	181,763,859
1,293,266,800	3.684		07/09/26	1,288,339,649
334,176,700	3.686		07/09/26	332,903,537
29,163,900	3.704		07/09/26	29,052,790
326,178,000	3.715		07/09/26	324,935,311
132,440,200	3.717		07/09/26	131,935,623
229,252,900	3.704		07/16/26	228,215,531
126,925,300	3.697	(b)	07/30/26	126,171,240
10,522,800	3.679		08/06/26	10,453,350
19,662,100	3.696		08/18/26	19,508,202
17,673,000	3.647		08/20/26	17,532,991
989,301,500	3.696		08/25/26	980,888,633
477,909,800	3.699		08/25/26	473,845,729
856,318,800	3.694		09/01/26	848,420,828
27,602,600	3.699		09/01/26	27,348,017
720,247,900	3.715		09/01/26	713,604,933
11,380,100	3.689		09/08/26	11,267,375
781,594,400	3.694		09/08/26	773,852,361
153,378,100	3.704		09/08/26	151,858,822
30,442,800	3.709		09/08/26	30,141,251
196,278,400	3.699		09/15/26	194,190,202
253,721,400	3.704		09/15/26	251,022,068
1,378,070,700	3.710		09/15/26	1,363,409,461
1,034,694,500	3.676		09/17/26	1,023,595,955
100,551,900	3.691		09/17/26	99,473,340
193,109,000	3.723		09/17/26	191,037,636
558,609,400	3.714		09/22/26	552,262,046
209,022,000	3.720	(b)	09/29/26	206,517,365
924,801,700	3.712		10/15/26	912,235,987
469,012,700	3.718		10/15/26	462,640,005
318,105,300	3.702		10/22/26	313,569,030
357,342,500	3.619		10/29/26	352,213,146
90,813,800	3.697		11/05/26	89,390,284
578,903,800	3.712		11/05/26	569,829,419
76,116,400	3.718		11/05/26	74,923,267
668,138,200	3.702		11/12/26	657,181,905
43,738,400	3.717		11/12/26	43,021,167
84,749,800	3.723		11/12/26	83,360,052
115,756,800	3.728		11/12/26	113,858,591
525,811,700	3.733		11/12/26	517,189,310
195,470,000	3.728		11/19/26	192,118,178
115,993,300	3.711		04/15/27	112,366,298
107,900,800	3.714		04/15/27	104,526,843
367,493,800	3.717		04/15/27	356,002,614

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$53,950,400	3.722%		04/15/27	$52,263,422
198,140,100	3.728		04/15/27	191,944,445
269,751,800	3.733		04/15/27	261,316,915
United States Treasury Floating Rate Note
11,022,100	3.626		08/31/26	10,937,280
12,590,900	3.977		08/31/26	12,583,990
53,664,700	3.611		03/15/27	53,913,030
48,407,500	3.683		03/15/27	48,631,503
302,466,200	3.528		03/31/27	303,152,559
261,727,900	3.532		03/31/27	262,321,815
257,615,500	3.543		03/31/27	258,200,084
182,933,900	3.558		03/31/27	183,349,015
124,425,500	3.583		03/31/27	124,707,848
146,280,600	3.591		03/31/27	146,612,541
133,699,900	3.594		03/31/27	134,003,293
792,124,600	3.599		03/31/27	793,099,728
243,246,900	3.604		03/31/27	243,798,878
345,157,200	3.609		03/31/27	339,920,661
312,953,700	3.623		03/31/27	313,663,858
241,259,200	3.654		03/31/27	241,806,668
121,018,600	3.658		03/31/27	121,293,217
121,018,600	3.662		03/31/27	121,293,217
411,463,300	3.675		03/31/27	407,304,950
121,018,600	3.680		03/31/27	121,293,217
175,094,200	3.797		03/31/27	173,324,655
150,080,800	3.819		03/31/27	148,564,046
250,134,900	3.829		03/31/27	247,606,975
607,762,600	3.740		04/30/27	607,749,870
1,188,771,700	3.746		04/30/27	1,185,743,227
55,012,200	3.749		04/30/27	53,419,177
134,875,900	3.750		04/30/27	134,873,075
540,236,200	3.751		04/30/27	537,806,053
320,703,000	3.754		04/30/27	315,372,416
161,851,200	3.761		04/30/27	161,847,810
94,027,800	3.765		04/30/27	91,304,978
121,063,100	3.768		04/30/27	121,060,564
117,534,900	3.781		04/30/27	114,131,368
117,535,000	3.782		04/30/27	117,532,538
164,548,800	3.790		04/30/27	159,783,857
70,520,800	3.791		04/30/27	69,892,839
70,520,700	3.794		04/30/27	69,892,740
235,069,500	3.795		04/30/27	235,064,576
166,797,300	3.757		05/15/27	167,857,409
102,163,500	3.758		05/15/27	100,850,318
166,724,100	3.764		05/15/27	164,581,074
66,275,100	3.836		05/15/27	66,696,323
96,572,200	3.888		05/15/27	97,185,981
355,146,900	3.784		05/31/27	355,370,442
349,293,300	3.789		05/31/27	348,496,113
689,781,100	3.808		05/31/27	687,017,558
140,339,900	3.809		05/31/27	138,736,694
79,791,600	3.810		05/31/27	79,841,824
180,533,700	3.901		05/31/27	180,647,334
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.098%)
451,407,500	3.728	(a)	01/31/27	451,179,929
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.099%)
253,980,600	3.725	(a)	01/31/28	253,981,573

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$1,823,679,800	3.727	%(a)	01/31/28	$1,823,686,787
418,850,100	3.728	(a)	01/31/28	418,851,705
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.103%)
2,992,165,600	3.730	(a)	04/30/28	2,992,888,636
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.159%)
2,804,127,800	3.790	(a)	07/31/27	2,802,846,323
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
691,398,900	3.783	(a)	04/30/27	691,540,331
303,731,700	3.784	(a)	04/30/27	303,793,830
592,063,300	3.786	(a)	04/30/27	592,184,411
3,702,759,200	3.787	(a)	04/30/27	3,703,516,626
1,187,085,400	3.788	(a)	04/30/27	1,187,328,227
494,337,400	3.789	(a)	04/30/27	494,438,520
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
166,124,500	3.805	(a)	07/31/26	166,127,479
293,100	3.815	(a)	07/31/26	293,105
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.190%)
757,438,600	3.814	(a)	10/31/27	757,438,600
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
100,145,900	3.829	(a)	10/31/26	100,147,450
94,517,600	3.832	(a)	10/31/26	94,519,062
1,758,992,200	3.833	(a)	10/31/26	1,759,019,417

TOTAL U.S. TREASURY OBLIGATIONS				$56,947,962,016

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$108,908,904,389

Repurchase Agreements(c) - 58.6%

Banco Santander, S.A.-New York Branch
500,000,000	3.620		06/01/26	$500,000,000
Maturity Value: $500,150,833
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 03/01/28 to 06/01/56, Federal National Mortgage Association, 1.500% to 7.500%, due 06/01/28 to 06/01/63, Government National Mortgage Association, 1.500% to 7.000%, due 02/15/27 to 05/20/56, a U.S. Treasury Bond, 5.000%, due 05/15/56, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.125%, due 02/15/51 to 02/15/54, U.S. Treasury Inflation- Indexed Notes, 0.375% to 2.125%, due 07/15/27 to 04/15/31 and U.S. Treasury Notes, 0.750% to 4.875%, due 07/31/26 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $515,148,540.

Bank of America, National Association
345,000,000	3.750		06/09/26	$345,000,000
Maturity Value: $351,540,625
Settlement Date: 12/09/25
Collateralized by Federal National Mortgage Association, 2.000% to 4.000%, due 04/01/42 to 08/01/50. The aggregate market value of the collateral, including accrued interest, was $355,350,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Bank of Montreal
$494,000,000	3.650	%(d)	09/08/26	$494,000,000
Maturity Value: $532,215,707
Settlement Date: 08/06/24

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 6.500%, due 06/01/41 to 01/01/56 and Federal National Mortgage Association, 2.000% to 6.000%, due 03/01/38 to 03/01/56. The aggregate market value of the collateral, including accrued interest, was $508,819,999.

Barclays Bank PLC
100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 5.500%, due 02/01/35, Federal National Mortgage Association, 3.000%, due 11/01/49 and Government National Mortgage Association, 2.500% to 6.500%, due 12/15/39 to 04/20/56. The aggregate market value of the collateral, including accrued interest, was $103,031,073.

920,000,000	3.620	(d)	06/15/26	$920,000,000
Maturity Value: $923,052,868
Settlement Date: 05/13/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 06/23/26, U.S. Treasury Bonds, 3.375% to 5.500%, due 08/15/28 to 11/15/48, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 05/15/49, U.S. Treasury Notes, 0.875% to 5.000%, due 05/31/26 to 05/15/36 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/40 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $938,872,329.

1,845,000,000	3.620	(d)	06/15/26	$1,845,000,000
Maturity Value: $1,851,122,328
Settlement Date: 05/13/26
Collateralized by Government National Mortgage Association, 2.000% to 7.000%, due 10/20/38 to 04/20/56. The aggregate market value of the collateral, including accrued interest, was $1,901,306,509.
1,000,000,000	3.620	(d)	06/22/26	$1,000,000,000
Maturity Value: $1,003,217,779
Settlement Date: 05/21/26

Collateralized by Federal National Mortgage Association, 5.500% to 6.000%, due 12/01/55 to 06/01/56 and Government National Mortgage Association, 2.000% to 7.500%, due 08/15/33 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $1,030,414,567.

2,000,000,000	3.620	(d)	06/22/26	$2,000,000,000
Maturity Value: $2,006,636,669
Settlement Date: 05/20/26
Collateralized by Government National Mortgage Association, 2.000% to 7.000%, due 06/15/34 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $2,061,036,862.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Barclays Capital, Inc.
$44,800,000	3.610%		06/01/26	$44,800,000
Maturity Value: $44,813,477
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/27 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $45,695,999.

BNP Paribas
2,355,900,000	3.620		06/01/26	$2,355,900,000
Maturity Value: $2,356,610,696
Settlement Date: 05/29/26

Collateralized by Federal Farm Credit Bank, 1.800% to 2.500%, due 06/04/35 to 04/14/36, Federal Home Loan Bank, 3.740%, due 06/12/43, Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 07/01/32 to 06/01/56, Federal National Mortgage Association, 2.000% to 7.500%, due 02/01/36 to 06/01/56, Government National Mortgage Association, 2.000% to 7.500%, due 11/15/39 to 05/20/56, a U.S. Treasury Bill, 0.000%, due 06/18/26, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 1.000%, due 02/15/46 to 02/15/52, U.S. Treasury Inflation- Indexed Notes, 0.375% to 1.875%, due 01/15/27 to 07/15/34, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/30 to 05/15/44, U.S. Treasury Notes, 1.875% to 4.250%, due 10/31/27 to 11/15/34 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/48. The aggregate market value of the collateral, including accrued interest, was $2,425,189,119.

845,000,000	3.610	(d)	06/24/26	$845,000,000
Maturity Value: $860,421,723
Settlement Date: 12/24/25

Collateralized by a U.S. Treasury Bond, 5.375%, due 02/15/31, a U.S. Treasury Inflation-Indexed Bond, 2.500%, due 01/15/29, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 07/15/27 to 01/15/32, U.S. Treasury Notes, 0.375% to 3.875%, due 06/30/27 to 02/15/29 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/41. The aggregate market value of the collateral, including accrued interest, was $861,900,045.

2,550,000,000	3.650	(d)	08/17/26	$2,550,000,000
Maturity Value: $2,596,796,047
Settlement Date: 02/17/26

Collateralized by Federal Farm Credit Bank, 1.730% to 3.670%, due 05/16/28 to 08/12/36, Federal Home Loan Bank, 2.800%, due 07/11/39, Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 01/01/35 to 06/01/56, Federal National Mortgage Association, 1.900% to 7.500%, due 04/01/33 to 06/01/56, Government National Mortgage Association, 2.000% to 7.500%, due 12/20/28 to 05/20/56 and U.S. Treasury Notes, 3.625% to 4.250%, due 03/15/27 to 08/31/30. The aggregate market value of the collateral, including accrued interest, was $2,625,079,678.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$840,000,000	3.560	%(d)	09/10/26	$840,000,000
Maturity Value: $862,677,202
Settlement Date: 12/11/25

Collateralized by Federal Farm Credit Bank, 1.730% to 3.700%, due 06/04/35 to 03/24/42, Federal Home Loan Bank, 2.000% to 3.740%, due 02/25/36 to 06/12/43, Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 07/01/32 to 06/01/56, Federal National Mortgage Association, 1.900% to 7.000%, due 04/01/34 to 05/01/56, Fixed-Rate Multifamily Mortgage Participation Certificates, 3.830%, due 03/01/44, Government National Mortgage Association, 2.000% to 8.000%, due 08/15/29 to 05/20/56, a U.S. Treasury Bond, 2.000%, due 02/15/50 and U.S. Treasury Notes, 2.000% to 5.000%, due 05/31/26 to 01/15/27. The aggregate market value of the collateral, including accrued interest, was $865,008,197.

1,695,000,000	3.650	(d)	09/16/26	$1,695,000,000
Maturity Value: $1,726,621,167
Settlement Date: 03/16/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/26 to 08/15/51, U.S. Treasury Notes, 2.375% to 4.125%, due 06/15/28 to 10/31/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $1,728,899,998.

BofA Securities, Inc.
355,000,000	3.570		06/01/26	$355,000,000
Maturity Value: $355,105,612
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Notes, 1.500% to 3.875%, due 05/31/27 to 08/31/30. The aggregate market value of the collateral, including accrued interest, was $ 362,100,024.
350,000,000	3.630		06/01/26	$350,000,000
Maturity Value: $350,105,875
Settlement Date: 05/29/26

Collateralized by Federal Farm Credit Bank, 3.250% to 4.950%, due 10/04/28 to 08/10/37, Federal Home Loan Bank, 1.100%, due 07/13/26 and Government National Mortgage Association, 3.000% to 7.500%, due 09/15/31 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $359,359,788.

987,000,000	3.660	(d)	07/30/26	$987,000,000
Maturity Value: $1,005,262,796
Settlement Date: 01/29/26

Collateralized by Federal Farm Credit Bank, 0.900% to 5.375%, due 06/15/26 to 12/03/40, Federal Home Loan Bank, 0.000% to 4.000%, due 09/22/26 to 04/28/28, Federal Home Loan Mortgage Corp., 3.850% to 3.875%, due 03/17/28 to 03/09/29, Federal National Mortgage Association, 3.890% to 5.000%, due 11/05/27 to 06/01/52 and Government National Mortgage Association, 2.500% to 7.500%, due 02/20/31 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $1,008,342,449.

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BofA Securities, Inc. – (continued)
$246,000,000	3.730	%(d)	07/30/26	$246,000,000
Maturity Value: $255,303,241
Settlement Date: 07/30/25

Collateralized by Federal Farm Credit Bank, 3.375% to 4.625%, due 03/11/27 to 06/01/29, Federal Home Loan Bank, 1.000% to 4.500%, due 08/26/26 to 02/21/35, Federal National Mortgage Association, 3.715%, due 04/06/28, Federal National Mortgage Association Stripped Security, 0.000%, due 05/15/30 and Government National Mortgage Association, 2.500% to 6.500%, due 12/15/27 to 04/20/56. The aggregate market value of the collateral, including accrued interest, was $ 251,355,958.

Canadian Imperial Bank of Commerce - New York Branch
100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.000%, due 11/01/55 to 03/01/56, Federal National Mortgage Association, 3.000% to 6.500%, due 02/01/27 to 11/01/46, Government National Mortgage Association, 4.500% to 6.500%, due 01/20/41 to 01/20/55, U.S. Treasury Bonds, 2.250% to 5.000%, due 05/15/45 to 02/15/55, U.S. Treasury Inflation- Indexed Notes, 0.750% to 1.750%, due 07/15/28 to 01/15/34 and U.S. Treasury Notes, 1.625% to 4.125%, due 10/15/28 to 02/15/32. The aggregate market value of the collateral, including accrued interest, was $102,004,050.

Citibank, National Association
988,000,000	3.630		06/09/26	$988,000,000
Maturity Value: $1,046,877,371
Settlement Date: 10/29/24

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 05/01/51 to 06/01/56, Federal National Mortgage Association, 2.000% to 5.000%, due 12/01/40 to 03/01/56 and Government National Mortgage Association, 2.000% to 8.000%, due 12/20/40 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $ 1,007,759,995.

Citigroup Global Markets, Inc.
687,125,000	3.620		06/01/26	$687,125,000
Maturity Value: $687,332,283
Settlement Date: 05/29/26
Collateralized by Government National Mortgage Association, 3.500% to 5.000%, due 03/20/56 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $700,867,500.
345,000,000	3.710		06/24/26	$345,000,000
Maturity Value: $351,897,508
Settlement Date: 12/12/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26 and U.S. Treasury Notes, 0.875% to 4.500%, due 06/15/26 to 07/15/26. The aggregate market value of the collateral, including accrued interest, was $ 351,900,100.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$740,000,000	3.730%		06/24/26	$740,000,000
Maturity Value: $755,104,428
Settlement Date: 12/09/25
Collateralized by Government National Mortgage Association, 3.000% to 7.500%, due 05/20/53 to 09/20/54. The aggregate market value of the collateral, including accrued interest, was $754,800,000.
690,000,000	3.740		06/24/26	$690,000,000
Maturity Value: $704,551,717
Settlement Date: 12/03/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 0.875% to 4.625%, due 08/31/26 to 10/15/26. The aggregate market value of the collateral, including accrued interest, was $ 703,800,011.

1,975,000,000	3.630	(d)	08/17/26	$1,975,000,000
Maturity Value: $2,011,045,384
Settlement Date: 02/17/26
Collateralized by Government National Mortgage Association, 1.500% to 7.000%, due 07/15/47 to 09/20/55. The aggregate market value of the collateral, including accrued interest, was $2,014,500,000.
2,555,000,000	3.620	(d)	08/18/26	$2,555,000,000
Maturity Value: $2,601,502,440
Settlement Date: 02/18/26

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 10/15/29 to 01/15/30 and U.S. Treasury Notes, 1.500% to 4.375%, due 02/15/27 to 02/28/30. The aggregate market value of the collateral, including accrued interest, was $2,606,100,079.

2,965,000,000	3.630	(d)	08/18/26	$2,965,000,000
Maturity Value: $3,019,113,703
Settlement Date: 02/18/26

Collateralized by Federal Farm Credit Bank, 2.690% to 4.950%, due 02/22/27 to 02/03/42, Federal Home Loan Bank, 0.000% to 5.750%, due 06/12/26 to 06/11/38, Federal Home Loan Mortgage Corp., 2.220% to 3.900%, due 05/23/28 to 07/13/40, Federal National Mortgage Association, 0.000% to 6.625%, due 08/26/26 to 11/15/30, Tennessee Valley Authority, 0.000%, due 03/15/37 to 09/15/65, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/28 and U.S. Treasury Notes, 2.250% to 4.625%, due 01/15/27 to 05/15/34. The aggregate market value of the collateral, including accrued interest, was $3,024,300,070.

1,975,000,000	3.630	(d)	08/24/26	$1,975,000,000
Maturity Value: $2,011,244,530
Settlement Date: 02/23/26
Collateralized by Government National Mortgage Association, 2.000% to 5.500%, due 08/20/51 to 02/20/54. The aggregate market value of the collateral, including accrued interest, was $2,014,499,999.
1,000,000,000	3.620	(d)	09/08/26	$1,000,000,000
Maturity Value: $1,024,535,566
Settlement Date: 01/07/26
Collateralized by Government National Mortgage Association, 3.000% to 7.500%, due 10/15/52 to 08/20/53. The aggregate market value of the collateral, including accrued interest, was $1,020,000,198.

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$494,000,000	3.630	%(d)	09/25/26	$494,000,000
Maturity Value: $504,460,446
Settlement Date: 02/27/26
Collateralized by Government National Mortgage Association, 2.000% to 4.500%, due 04/20/51 to 05/20/53. The aggregate market value of the collateral, including accrued interest, was $503,880,004.
1,975,000,000	3.630	(d)	10/08/26	$1,975,000,000
Maturity Value: $2,011,443,675
Settlement Date: 04/08/26
Collateralized by Government National Mortgage Association, 2.000% to 6.500%, due 02/20/52 to 10/20/52. The aggregate market value of the collateral, including accrued interest, was $2,014,500,000.
2,955,000,000	3.630	(d)	10/08/26	$2,955,000,000
Maturity Value: $3,008,931,195
Settlement Date: 04/10/26
Collateralized by Government National Mortgage Association, 1.500% to 9.000%, due 06/15/26 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $3,014,099,893.
878,000,000	3.560		11/10/26	$878,000,000
Maturity Value: $901,789,898
Settlement Date: 02/09/26

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 07/01/40 to 06/01/56 and Federal National Mortgage Association, 0.000% to 6.500%, due 02/01/38 to 06/01/56. The aggregate market value of the collateral, including accrued interest, was $895,559,996.

850,000,000	3.620	(d)	11/13/26	$850,000,000
Maturity Value: $870,085,981
Settlement Date: 03/23/26

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/29 and U.S. Treasury Notes, 3.125% to 4.125%, due 08/31/29 to 10/31/29. The aggregate market value of the collateral, including accrued interest, was $867,000,069.

985,000,000	3.630	(d)	11/13/26	$985,000,000
Maturity Value: $1,008,340,388
Settlement Date: 03/23/26

Collateralized by Government National Mortgage Association, 2.000% to 8.000%, due 12/20/27 to 09/20/55, a U.S. Treasury Floating Rate Note, 3.869%, due 10/31/26, a U.S. Treasury Inflation- Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 0.875% to 4.625%, due 09/30/26 to 11/30/26. The aggregate market value of the collateral, including accrued interest, was $1,004,700,090.

740,000,000	3.620		12/03/26	$740,000,000
Maturity Value: $760,463,056
Settlement Date: 03/03/26

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 5.500%, due 05/01/56 to 06/01/56 and Federal National Mortgage Association, 4.500% to 6.500%, due 05/01/56 to 06/01/56. The aggregate market value of the collateral, including accrued interest, was $754,800,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$860,000,000	3.720%		12/14/26	$860,000,000
Maturity Value: $884,527,200
Settlement Date: 03/13/26

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 06/01/56 and Federal National Mortgage Association, 4.500% to 5.500%, due 01/01/56 to 06/01/56. The aggregate market value of the collateral, including accrued interest, was $877,200,001.

Credit Agricole Corporate and Investment Bank
130,000,000	3.560		06/01/26	$130,000,000
Maturity Value: $130,038,567
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.750%, due 07/15/28 to 01/15/32, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/33 to 08/15/51, U.S. Treasury Notes, 1.250% to 4.625%, due 12/31/26 to 02/15/34 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/41. The aggregate market value of the collateral, including accrued interest, was $132,600,065.

1,270,000,000	3.620	(d)	07/06/26	$1,270,000,000
Maturity Value: $1,292,987,010
Settlement Date: 01/07/26

Collateralized by a U.S. Treasury Bond, 3.875%, due 05/15/43, U.S. Treasury Inflation-Indexed Bonds, 1.000% to 2.375%, due 01/15/28 to 02/15/55, a U.S. Treasury Inflation-Indexed Note, 1.875%, due 01/15/36 and U.S. Treasury Notes, 1.750% to 4.125%, due 04/30/27 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $1,295,400,000.

1,270,000,000	3.620	(d)	07/06/26	$1,270,000,000
Maturity Value: $1,292,987,010
Settlement Date: 01/07/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/23/26, U.S. Treasury Bonds, 1.875% to 4.750%, due 02/15/41 to 08/15/52 and U.S. Treasury Notes, 3.625% to 4.125%, due 03/15/28 to 01/31/33. The aggregate market value of the collateral, including accrued interest, was $1,295,399,999.

1,700,000,000	3.620	(d)	07/28/26	$1,700,000,000
Maturity Value: $1,730,940,958
Settlement Date: 01/28/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/13/26, U.S. Treasury Bonds, 2.500% to 3.000%, due 02/15/45 to 08/15/52, a U.S. Treasury Inflation-Indexed Bond, 0.125%, due 02/15/52, a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27 and U.S. Treasury Notes, 0.750% to 4.500%, due 06/30/26 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $1,733,999,998.

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$3,405,000,000	3.620	%(d)	07/28/26	$3,405,000,000
Maturity Value: $3,466,972,919
Settlement Date: 01/28/26

Collateralized by U.S. Treasury Bills, 0.000%, due 07/23/26 to 08/13/26, U.S. Treasury Bonds, 1.375% to 4.500%, due 11/15/40 to 11/15/54, a U.S. Treasury Floating Rate Note, 3.823%, due 07/31/27, a U.S. Treasury Inflation-Indexed Bond, 1.500%, due 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 04/15/28 to 01/15/32 and U.S. Treasury Notes, 1.250% to 4.375%, due 12/31/26 to 11/15/32. The aggregate market value of the collateral, including accrued interest, was $3,473,100,002.

640,000,000	3.620	(d)	09/04/26	$640,000,000
Maturity Value: $651,777,072
Settlement Date: 03/05/26

Collateralized by U.S. Treasury Bills, 0.000%, due 06/11/26 to 08/27/26, a U.S. Treasury Bond, 4.625%, due 02/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 1.500%, due 02/15/46 to 02/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 07/15/26 to 07/15/35, U.S. Treasury Notes, 1.875% to 4.875%, due 09/15/28 to 02/15/32 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/26. The aggregate market value of the collateral, including accrued interest, was $652,800,012.

1,490,000,000	3.620	(d)	09/11/26	$1,490,000,000
Maturity Value: $1,517,568,323
Settlement Date: 03/11/26

Collateralized by U.S. Treasury Bills, 0.000%, due 07/23/26 to 07/30/26, U.S. Treasury Bonds, 1.375% to 4.750%, due 02/15/43 to 08/15/53, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/31 and U.S. Treasury Notes, 2.250% to 4.250%, due 03/31/27 to 02/15/33. The aggregate market value of the collateral, including accrued interest, was $ 1,519,800,000.

420,000,000	3.610	(d)	10/02/26	$420,000,000
Maturity Value: $427,707,352
Settlement Date: 04/02/26

Collateralized by U.S. Treasury Bonds, 1.375% to 4.750%, due 11/15/40 to 02/15/55, a U.S. Treasury Floating Rate Note, 3.823%, due 07/31/27, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/49, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/26 and U.S. Treasury Notes, 1.250% to 4.000%, due 05/15/27 to 02/15/32. The aggregate market value of the collateral, including accrued interest, was $428,400,002.

300,000,000	3.620	(d)	10/22/26	$300,000,000
Maturity Value: $305,490,336
Settlement Date: 04/23/26

Collateralized by a U.S. Treasury Bond, 4.750%, due 11/15/43, a U.S. Treasury Floating Rate Note, 3.823%, due 07/31/27, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 07/15/26 to 10/15/26 and U.S. Treasury Notes, 1.375% to 4.625%, due 12/15/28 to 05/15/33. The aggregate market value of the collateral, including accrued interest, was $ 305,999,999.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$1,215,000,000	3.620	%(d)	11/06/26	$1,215,000,000
Maturity Value: $1,236,869,334
Settlement Date: 05/11/26

Collateralized by U.S. Treasury Bonds, 3.000% to 4.750%, due 11/15/43 to 08/15/53, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 07/15/26 to 10/15/30, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/29 and U.S. Treasury Notes, 0.625% to 4.250%, due 07/31/27 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $1,239,300,080.

2,000,000,000	3.620	(d)	11/06/26	$2,000,000,000
Maturity Value: $2,035,998,905
Settlement Date: 05/11/26

Collateralized by U.S. Treasury Bonds, 1.375% to 3.000%, due 11/15/40 to 08/15/52, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 07/15/26 to 01/15/35 and U.S. Treasury Notes, 2.375% to 4.375%, due 12/15/26 to 08/31/32. The aggregate market value of the collateral, including accrued interest, was $2,040,000,040.

Daiwa Capital Markets America, Inc.
600,000,000	3.620		06/01/26	$600,000,000
Maturity Value: $600,181,000
Settlement Date: 05/29/26

Collateralized by Federal Farm Credit Bank, 3.725% to 4.540%, due 04/22/27 to 05/20/30, Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 01/01/32 to 06/01/56, Federal National Mortgage Association, 2.000% to 7.000%, due 01/01/32 to 06/01/56, Government National Mortgage Association, 4.000% to 6.000%, due 05/20/53 to 03/20/56 and a U.S. Treasury Bill, 0.000%, due 08/04/26. The aggregate market value of the collateral, including accrued interest, was $ 618,037,120.

43,069,853	3.630		06/01/26	$43,069,853
Maturity Value: $43,082,882
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 2.750%, due 05/31/29. The market value of the collateral, including accrued interest, was $43,931,250.
123,301,471	3.630		06/01/26	$123,301,471
Maturity Value: $123,338,769
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 4.375%, due 01/31/32. The market value of the collateral, including accrued interest, was $125,767,500.
274,308,824	3.630		06/01/26	$274,308,823
Maturity Value: $274,391,802
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 4.500%, due 11/15/33. The market value of the collateral, including accrued interest, was $279,795,000.
295,220,588	3.630		06/01/26	$295,220,588
Maturity Value: $295,309,892
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 4.000%, due 06/30/32. The market value of the collateral, including accrued interest, was $301,125,000.

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Daiwa Capital Markets America, Inc. – (continued)
$339,276,961	3.630%	06/01/26	$339,276,961
Maturity Value: $339,379,592
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 3.750%, due 08/31/31. The market value of the collateral, including accrued interest, was $346,062,500.
490,196,078	3.630	06/01/26	$490,196,078
Maturity Value: $490,344,363
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 4.125%, due 10/31/31. The market value of the collateral, including accrued interest, was $500,000,000.

Deutsche Bank Securities, Inc.
300,000,000	3.600	06/01/26	$300,000,000
Maturity Value: $300,090,000
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Bonds, 2.375% to 3.375%, due 02/15/42 to 02/15/48. The aggregate market value of the collateral, including accrued interest, was $ 306,000,027.
150,000,000	3.620	06/01/26	$150,000,000
Maturity Value: $150,045,250
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Bonds, 3.875% to 4.250%, due 05/15/39 to 02/15/43. The aggregate market value of the collateral, including accrued interest, was $ 153,000,088.
2,900,000,000	3.620	06/01/26	$2,900,000,000
Maturity Value: $2,900,874,833
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.125% to 3.875%, due 01/15/28 to 02/15/56 and U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/27 to 01/15/36. The aggregate market value of the collateral, including accrued interest, was $2,958,000,003.

Fixed Income Clearing Corporation / Bank of New York Mellon (The)
34,000,000	3.580	06/01/26	$34,000,000
Maturity Value: $34,010,143
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 4.250%, due 06/30/29. The market value of the collateral, including accrued interest, was $34,680,027.
1,750,000,000	3.620	06/01/26	$1,750,000,000
Maturity Value: $1,750,527,917
Settlement Date: 05/29/26

Collateralized by Federal Agricultural Mortgage Corp., 3.720% to 5.020%, due 09/15/26 to 11/19/29, Federal Farm Credit Bank, 0.900% to 4.200%, due 06/15/26 to 07/29/30, Federal Farm Credit Bank discount note, 0.000%, due 06/10/26, Federal Farm Credit Bank Funding Corp., 0.000%, due 06/15/26 to 10/15/26, Federal Home Loan Bank, 1.000% to 4.700%, due 07/27/26 to 08/05/30, Federal Home Loan Mortgage Corp., 0.000% to 4.250%, due 06/08/26 to 05/14/30, Federal National Mortgage Association, 3.700% to 4.250%, due 10/15/27 to 03/03/31 and U.S. Treasury Bills, 0.000%, due 07/09/26 to 04/15/27. The aggregate market value of the collateral, including accrued interest, was $1,785,000,058.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / Bank of New York Mellon (The) – (continued)
$2,650,000,000	3.620%	06/01/26	$2,650,000,000
Maturity Value: $2,650,799,417
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bills, 0.000%, due 06/11/26 to 09/17/26, U.S. Treasury Bonds, 1.125% to 6.250%, due 05/15/30 to 11/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.500%, due 01/15/27 to 02/15/56, a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 0.375% to 5.000%, due 05/31/26 to 11/15/32. The aggregate market value of the collateral, including accrued interest, was $2,703,000,006.

9,000,000,000	3.620	06/01/26	$9,000,000,000
Maturity Value: $9,002,715,000
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 01/01/36 to 05/01/56, Federal National Mortgage Association, 2.000% to 6.500%, due 10/01/33 to 10/01/62 and a U.S. Treasury Note, 3.500%, due 11/30/30. The aggregate market value of the collateral, including accrued interest, was $9,180,000,043.

Fixed Income Clearing Corporation / BofA Securities, Inc.
2,050,000,000	3.630	06/01/26	$2,050,000,000
Maturity Value: $2,050,620,125
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 2.750% to 4.750%, due 05/15/39 to 05/15/54 and U.S. Treasury Notes, 3.750% to 4.125%, due 11/30/31 to 11/30/32. The aggregate market value of the collateral, including accrued interest, was $2,091,000,017.

9,000,000,000	3.630	06/01/26	$9,000,000,000
Maturity Value: $9,002,722,500
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bills, 0.000%, due 08/06/26 to 09/03/26, U.S. Treasury Bonds, 1.875% to 5.000%, due 02/15/36 to 02/15/55, U.S. Treasury Floating Rate Notes, 3.763% to 3.767%, due 01/31/28 to 04/30/28 and U.S. Treasury Notes, 0.625% to 4.625%, due 09/30/26 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $9,180,000,047.

Fixed Income Clearing Corporation / Mizuho Securities USA LLC
250,000,000	3.620	06/01/26	$250,000,000
Maturity Value: $250,075,417
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Notes, 0.875% to 4.000%, due 06/30/26 to 08/15/33. The aggregate market value of the collateral, including accrued interest, was $ 255,000,043.

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / Mizuho Securities USA LLC – (continued)
$3,500,000,000	3.620%	06/01/26	$3,500,000,000
Maturity Value: $3,501,055,833
Settlement Date: 05/29/26

Collateralized by Adjustable-Rate Multifamily Mortgage Participation Certificate, 4.148% to 4.850%, due 07/01/30 to 03/01/36, Federal Home Loan Mortgage Corp., 1.500% to 8.000%, due 09/01/27 to 06/01/56, Federal National Mortgage Association, 1.450% to 7.000%, due 09/01/28 to 06/01/57, Government National Mortgage Association, 3.500% to 6.000%, due 12/20/40 to 05/20/66, a U.S. Treasury Bill, 0.000%, due 11/27/26, U.S. Treasury Bonds, 2.750% to 4.625%, due 05/15/41 to 02/15/54 and U.S. Treasury Notes, 0.500% to 4.625%, due 06/30/26 to 02/15/35. The aggregate market value of the collateral, including accrued interest, was $3,569,999,990.

Fixed Income Clearing Corporation / Northern Trust Company (The)
1,000,000,000	3.610	06/01/26	$1,000,000,000
Maturity Value: $1,000,300,833
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 0.750% to 4.000%, due 02/29/28 to 03/31/29 and U.S. Treasury Notes, 0.500% to 4.625%, due 06/30/27 to 06/30/29. The aggregate market value of the collateral, including accrued interest, was $1,020,000,000.

1,000,000,000	3.620	06/01/26	$1,000,000,000
Maturity Value: $1,000,301,667
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 0.125% to 1.250%, due 04/15/27 to 04/15/28 and U.S. Treasury Notes, 0.125% to 4.625%, due 04/15/27 to 04/30/29. The aggregate market value of the collateral, including accrued interest, was $1,020,000,000.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
100,000,000	3.500	06/01/26	$100,000,000
Maturity Value: $100,029,167
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bill, 3.625%, due 08/31/29. The market value of the collateral, including accrued interest, was $102,000,000.
150,000,000	3.590	06/01/26	$150,000,000
Maturity Value: $150,044,875
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bill, 0.125%, due 10/15/26. The market value of the collateral, including accrued interest, was $153,000,000.
750,000,000	3.620	06/01/26	$750,000,000
Maturity Value: $750,226,250
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 0.125%, due 10/15/26. The market value of the collateral, including accrued interest, was $765,000,000.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / State Street Bank and Trust Company – (continued)
$2,000,000,000	3.630%	06/01/26	$2,000,000,000
Maturity Value: $2,000,605,000
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 05/01/31 to 06/01/56, Federal National Mortgage Association, 1.500% to 8.500%, due 11/01/28 to 10/01/62 and U.S. Treasury Notes, 1.250% to 2.750%, due 06/30/28 to 05/31/29. The aggregate market value of the collateral, including accrued interest, was $2,041,978,219.

HSBC Bank PLC
1,424,000,000	3.630	06/09/26	$1,424,000,000
Maturity Value: $1,509,434,038
Settlement Date: 10/25/24

Collateralized by U.S. Treasury Bills, 0.000%, due 06/04/26 to 10/01/26, U.S. Treasury Bonds, 1.125% to 6.375%, due 08/15/27 to 11/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.375%, due 04/15/32 to 02/15/49, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.625%, due 01/15/28 to 07/15/32, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 1.125% to 4.625%, due 11/30/26 to 02/15/35. The aggregate market value of the collateral, including accrued interest, was $ 1,452,919,454.

HSBC Securities (USA), Inc.
500,000,000	3.620	06/01/26	$500,000,000
Maturity Value: $500,150,834
Settlement Date: 05/29/26

Collateralized by Federal Farm Credit Bank, 2.230% to 4.080%, due 01/25/30 to 04/06/45, Federal Home Loan Bank, 1.600% to 2.080%, due 05/14/30 to 09/25/45, Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 11/01/27 to 04/01/56, Federal National Mortgage Association, 2.000% to 7.000%, due 01/01/35 to 05/01/56, Federal National Mortgage Association Stripped Security, 0.000%, due 03/23/28, Government National Mortgage Association, 2.500% to 8.000%, due 06/20/28 to 05/20/56 and Tennessee Valley Authority, 0.000%, due 01/15/38. The aggregate market value of the collateral, including accrued interest, was $513,037,560.

961,000,000	3.620	06/09/26	$961,000,000
Maturity Value: $1,018,593,823
Settlement Date: 10/24/24

Collateralized by U.S. Treasury Bonds, 2.250% to 4.125%, due 05/15/51 to 08/15/53, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/27 to 11/15/51 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/41 to 05/15/55. The aggregate market value of the collateral, including accrued interest, was $980,515,702.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

HSBC Securities (USA), Inc. – (continued)
$1,235,000,000	3.630%	06/09/26	$1,235,000,000
Maturity Value: $1,248,075,558
Settlement Date: 02/27/26

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 8.000%, due 10/01/32 to 06/01/56, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 07/15/29, Federal National Mortgage Association, 1.500% to 8.500%, due 04/01/28 to 04/01/56, Federal National Mortgage Association Stripped Securities, 0.000%, due 05/15/28 to 05/15/30 and Government National Mortgage Association, 2.500% to 8.000%, due 07/20/31 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $ 1,272,404,466.

1,975,000,000	3.630	06/09/26	$1,975,000,000
Maturity Value: $1,995,312,868
Settlement Date: 03/02/26

Collateralized by Federal Farm Credit Bank, 1.400% to 4.490%, due 11/21/29 to 10/26/46, Federal Home Loan Bank, 1.700% to 5.500%, due 06/30/28 to 06/30/42, Federal Home Loan Mortgage Corp., 0.000% to 7.500%, due 01/04/27 to 06/01/56, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 07/15/26 to 07/15/32, Federal National Mortgage Association, 0.000% to 7.000%, due 09/24/26 to 05/01/56, Federal National Mortgage Association Stripped Securities, 0.000%, due 11/15/26 to 07/15/37, Government National Mortgage Association, 2.000% to 8.500%, due 08/15/28 to 05/20/56, Tennessee Valley Authority, 0.000%, due 06/15/35 to 01/15/37 and a U.S. Treasury Note, 4.125%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $2,029,538,469.

Ing Financial Markets LLC
100,000,000	3.620	06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 07/01/41 to 09/01/55 and Federal National Mortgage Association, 3.500% to 7.000%, due 09/01/34 to 04/01/56. The aggregate market value of the collateral, including accrued interest, was $101,999,999.

J.P. Morgan Securities LLC
24,200,000	3.610	06/01/26	$24,200,000
Maturity Value: $24,207,280
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.500%, due 01/15/28 and a U.S. Treasury Note, 2.375%, due 03/31/29. The aggregate market value of the collateral, including accrued interest, was $24,691,457.

900,000,000	3.620	06/01/26	$900,000,000
Maturity Value: $900,271,500
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.500%, due 09/01/31 to 06/01/56, Federal National Mortgage Association, 2.000% to 6.500%, due 05/01/31 to 06/01/57, Government National Mortgage Association, 2.500% to 7.000%, due 09/20/30 to 05/20/56 and a U.S. Treasury Note, 4.625%, due 06/15/27. The aggregate market value of the collateral, including accrued interest, was $927,256,613.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

J.P. Morgan Securities LLC – (continued)
$640,000,000	3.620	%(d)	06/03/26	$640,000,000
Maturity Value: $643,668,268
Settlement Date: 04/07/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 04/15/30 and a U.S. Treasury Note, 3.625%, due 08/31/29. The aggregate market value of the collateral, including accrued interest, was $654,815,559.

4,145,000,000	3.620	(d)	06/03/26	$4,145,000,000
Maturity Value: $4,168,757,769
Settlement Date: 04/07/26

Collateralized by Federal Farm Credit Bank, 1.650% to 2.350%, due 07/23/35 to 08/24/46, Federal Home Loan Bank, 2.650%, due 11/05/41, Federal Home Loan Mortgage Corp., 0.000% to 7.000%, due 12/17/29 to 06/01/56, Federal National Mortgage Association, 1.500% to 7.000%, due 10/01/26 to 06/01/56, Government National Mortgage Association, 2.500% to 7.500%, due 01/15/28 to 05/20/56 and Tennessee Valley Authority, 5.250%, due 02/01/55. The aggregate market value of the collateral, including accrued interest, was $ 4,281,178,941.

9,000,000,000	3.620	(d)	06/03/26	$9,000,000,000
Maturity Value: $9,051,585,023
Settlement Date: 04/07/26

Collateralized by Federal Farm Credit Bank, 2.000% to 4.490%, due 06/20/33 to 02/24/42, Federal Home Loan Bank, 0.000%, due 08/26/26 to 09/18/26, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 05/01/32 to 06/01/56, Federal National Mortgage Association, 1.500% to 7.500%, due 01/01/28 to 09/01/61 and Government National Mortgage Association, 2.000% to 7.500%, due 07/20/28 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $9,297,678,068.

785,000,000	3.620	(d)	06/15/26	$785,000,000
Maturity Value: $789,972,977
Settlement Date: 04/13/26
Collateralized by U.S. Treasury Bonds, 4.625% to 5.000%, due 05/15/45 to 02/15/55. The aggregate market value of the collateral, including accrued interest, was $ 803,172,182.
1,970,000,000	3.620	(d)	06/22/26	$1,970,000,000
Maturity Value: $1,983,668,523
Settlement Date: 04/14/26

Collateralized by Federal Home Loan Bank, 0.000%, due 06/26/26, Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 04/01/32 to 06/01/56, Federal National Mortgage Association, 3.000% to 7.000%, due 07/01/28 to 09/01/56 and Government National Mortgage Association, 2.000% to 7.000%, due 04/20/27 to 05/20/56. The aggregate market value of the collateral, including accrued interest, was $2,034,895,910.

4,280,000,000	3.620	(d)	06/22/26	$4,280,000,000
Maturity Value: $4,309,696,080
Settlement Date: 04/14/26

Collateralized by U.S. Treasury Bonds, 1.375% to 4.750%, due 11/15/40 to 02/15/56 and U.S. Treasury Notes, 3.750% to 4.625%, due 06/15/27 to 08/15/27. The aggregate market value of the collateral, including accrued interest, was $4,379,078,799.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Joint Account I
$50,500,000	3.610%		06/01/26	$50,500,000
Maturity Value: $50,515,192
Settlement Date: 05/29/26

Joint Account III
657,930,000	3.623		06/01/26	$657,930,000
Maturity Value: $658,128,640
Settlement Date: 05/29/26

Mizuho Securities USA LLC
250,000,000	3.640	(d)	07/07/26	$250,000,000
Maturity Value: $259,074,721
Settlement Date: 07/16/25
Collateralized by U.S. Treasury Notes, 2.500% to 4.250%, due 03/31/27 to 08/31/32. The aggregate market value of the collateral, including accrued interest, was $ 255,000,079.

Nomura Securities International, Inc.
58,200,000	3.620		06/01/26	$58,200,000
Maturity Value: $58,217,557
Settlement Date: 05/29/26

Collateralized by Federal Farm Credit Bank, 2.570%, due 12/24/26, Federal Home Loan Bank, 0.000%, due 08/21/26, Federal Home Loan Mortgage Corp., 6.750%, due 03/15/31, Federal National Mortgage Association, 6.625%, due 11/15/30, Tennessee Valley Authority, 4.875%, due 01/15/48, a U.S. Treasury Bill, 0.000%, due 06/30/26, a U.S. Treasury Bond, 4.500%, due 02/15/44 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 08/15/55. The aggregate market value of the collateral, including accrued interest, was $59,444,938.

2,750,000,000	3.620		06/01/26	$2,750,000,000
Maturity Value: $2,750,829,583
Settlement Date: 05/29/26

Collateralized by Federal Farm Credit Bank, 1.000% to 5.000%, due 07/30/26 to 12/15/36, Federal Home Loan Bank, 0.000% to 5.700%, due 06/26/26 to 08/11/45, Federal Home Loan Mortgage Corp., 0.000% to 6.250%, due 11/01/28 to 07/15/32, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000%, due 09/15/30 to 07/15/32, Federal National Mortgage Association, 0.000% to 7.250%, due 10/08/27 to 07/15/37, Federal National Mortgage Association Stripped Securities, 0.000%, due 05/15/30 to 11/15/30, Tennessee Valley Authority, 0.000% to 5.980%, due 09/15/26 to 09/15/65, U.S. Treasury Bonds, 3.625% to 4.125%, due 11/15/52 to 08/15/53, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 02/15/56, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 10/15/26 to 07/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/26 to 05/15/56, U.S. Treasury Notes, 0.625% to 3.875%, due 11/30/27 to 08/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/27 to 05/15/56. The aggregate market value of the collateral, including accrued interest, was $ 2,805,047,805.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The)
$4,014,000	3.630%	06/01/26	$4,014,000
Maturity Value: $4,015,214
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 4.500%, due 11/15/33. The market value of the collateral, including accrued interest, was $4,094,280.
4,020,500	3.630	06/01/26	$4,020,500
Maturity Value: $4,021,716
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/51. The market value of the collateral, including accrued interest, was $4,100,910.
4,340,000	3.630	06/01/26	$4,340,000
Maturity Value: $4,341,313
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 4.000%, due 11/15/52. The market value of the collateral, including accrued interest, was $4,426,800.
4,350,000	3.630	06/01/26	$4,350,000
Maturity Value: $4,351,316
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 2.375%, due 11/15/49. The market value of the collateral, including accrued interest, was $4,437,000.
4,400,000	3.630	06/01/26	$4,400,000
Maturity Value: $4,401,331
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 3.625%, due 08/31/30. The market value of the collateral, including accrued interest, was $4,488,000.
4,466,250	3.630	06/01/26	$4,466,250
Maturity Value: $4,467,601
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 4.250%, due 02/15/54. The market value of the collateral, including accrued interest, was $4,555,575.
4,536,875	3.630	06/01/26	$4,536,875
Maturity Value: $4,538,247
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 3.625%, due 05/15/53. The market value of the collateral, including accrued interest, was $4,627,613.
4,672,500	3.630	06/01/26	$4,672,500
Maturity Value: $4,673,913
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/50. The market value of the collateral, including accrued interest, was $4,765,950.
4,891,250	3.630	06/01/26	$4,891,250
Maturity Value: $4,892,730
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $4,989,075.

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$5,174,375	3.630%	06/01/26	$5,174,375
Maturity Value: $5,175,940
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/42. The market value of the collateral, including accrued interest, was $5,277,863.
5,737,500	3.630	06/01/26	$5,737,500
Maturity Value: $5,739,236
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/43. The market value of the collateral, including accrued interest, was $5,852,250.
13,162,500	3.630	06/01/26	$13,162,500
Maturity Value: $13,166,482
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/49. The market value of the collateral, including accrued interest, was $13,425,750.
15,125,000	3.630	06/01/26	$15,125,000
Maturity Value: $15,129,575
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/39. The market value of the collateral, including accrued interest, was $15,427,500.
15,295,000	3.630	06/01/26	$15,295,000
Maturity Value: $15,299,627
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/38. The market value of the collateral, including accrued interest, was $15,600,900.
18,108,750	3.630	06/01/26	$18,108,750
Maturity Value: $18,114,228
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 2.375%, due 05/15/51. The market value of the collateral, including accrued interest, was $18,470,925.
18,945,000	3.630	06/01/26	$18,945,000
Maturity Value: $18,950,731
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $19,323,900.
20,912,500	3.630	06/01/26	$20,912,500
Maturity Value: $20,918,826
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/49. The market value of the collateral, including accrued interest, was $21,330,750.
23,625,000	3.630	06/01/26	$23,625,000
Maturity Value: $23,632,146
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Interest-Only Stripped Security, 2.250%, due 02/15/52. The market value of the collateral, including accrued interest, was $24,097,500.

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$25,100,000	3.630%	06/01/26	$25,100,000
Maturity Value: $25,107,593
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 05/15/48. The
market value of the collateral, including accrued interest, was
$25,602,000.
27,706,250	3.630	06/01/26	$27,706,250
Maturity Value: $27,714,631
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 3.625%, due 02/15/44. The market value of the collateral, including accrued interest, was $28,260,375.
28,750,000	3.630	06/01/26	$28,750,000
Maturity Value: $28,758,697
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/48. The market value of the collateral, including accrued interest, was $29,325,000.
31,250,000	3.630	06/01/26	$31,250,000
Maturity Value: $31,259,453
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/48. The market value of the collateral, including accrued interest, was $31,875,000.
31,610,000	3.630	06/01/26	$31,610,000
Maturity Value: $31,619,562
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/37. The market value of the collateral, including accrued interest, was $32,242,200.
40,000,000	3.630	06/01/26	$40,000,000
Maturity Value: $40,012,100
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 1.875%, due 11/15/51. The market value of the collateral, including accrued interest, was $40,800,000.
40,875,000	3.630	06/01/26	$40,875,000
Maturity Value: $40,887,365
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/44. The market value of the collateral, including accrued interest, was $41,692,500.
41,687,500	3.630	06/01/26	$41,687,500
Maturity Value: $41,700,110
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 3.000%, due 02/15/48. The market value of the collateral, including accrued interest, was $42,521,250.
47,530,000	3.630	06/01/26	$47,530,000
Maturity Value: $47,544,378
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 2.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $48,480,600.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$80,937,500	3.630%		06/01/26	$80,937,500
Maturity Value: $80,961,984
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/43. The market value of the collateral, including accrued interest, was $82,556,250.
146,000,000	3.630		06/01/26	$146,000,000
Maturity Value: $146,044,165
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 2.750%, due 08/15/42. The market value of the collateral, including accrued interest, was $148,920,000.

RBC Dominion Securities Inc.
186,000,000	3.600		06/01/26	$186,000,000
Maturity Value: $186,055,800
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bills, 0.000%, due 06/11/26 to 10/01/26, U.S. Treasury Bonds, 1.125% to 4.750%, due 08/15/40 to 11/15/53, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 10/15/26 to 01/15/30, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/29 to 08/15/34, U.S. Treasury Notes, 0.375% to 4.500%, due 07/31/26 to 11/15/34 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/47. The aggregate market value of the collateral, including accrued interest, was $189,720,081.

100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 07/01/30 to 06/01/56, Federal National Mortgage Association, 2.000% to 6.500%, due 01/01/28 to 06/01/56, Government National Mortgage Association, 1.500% to 6.500%, due 12/20/36 to 05/20/56, a U.S. Treasury Bill, 0.000%, due 06/18/26, U.S. Treasury Bonds, 2.250% to 4.500%, due 05/15/41 to 08/15/54, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/34 to 02/15/35, U.S. Treasury Notes, 3.500% to 4.625%, due 04/30/29 to 08/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/47 to 02/15/49. The aggregate market value of the collateral, including accrued interest, was $102,000,043.

845,000,000	3.610	(d)	06/24/26	$845,000,000
Maturity Value: $860,421,723
Settlement Date: 12/24/25

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 7.000%, due 07/01/30 to 06/01/56, Federal National Mortgage Association, 1.500% to 7.000%, due 11/01/33 to 07/01/60, Government National Mortgage Association, 2.000% to 6.500%, due 11/20/27 to 04/20/56, a U.S. Treasury Bill, 0.000%, due 06/18/26, U.S. Treasury Bonds, 2.250% to 4.250%, due 08/15/43 to 08/15/54, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/34 to 08/15/40, U.S. Treasury Notes, 3.875% to 4.625%, due 04/30/29 to 11/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 02/15/49. The aggregate market value of the collateral, including accrued interest, was $861,900,035.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

RBC Dominion Securities Inc. – (continued)
$988,000,000	3.550	%(d)	08/17/26	$988,000,000
Maturity Value: $1,011,772,375
Settlement Date: 12/16/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 6.500%, due 12/01/33 to 05/01/56, Federal National Mortgage Association, 1.500% to 6.500%, due 05/01/29 to 09/01/62, Government National Mortgage Association, 2.000% to 6.500%, due 11/20/27 to 05/20/56, a U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/42, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/34 to 08/15/39, a U.S. Treasury Note, 4.625%, due 04/30/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $1,007,760,002.

1,975,000,000	3.490	(d)	09/18/26	$1,975,000,000
Maturity Value: $2,027,269,997
Settlement Date: 12/19/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 03/01/28 to 05/01/56, Federal National Mortgage Association, 1.500% to 8.500%, due 10/01/32 to 05/01/56, Government National Mortgage Association, 2.000% to 7.000%, due 06/15/27 to 05/20/56, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/34 to 02/15/35 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/46 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $2,014,500,014.

Royal Bank of Canada
990,000,000	3.770	(d)	06/02/26	$990,000,000
Maturity Value: $1,010,009,271
Settlement Date: 11/21/25

Collateralized by U.S. Treasury Floating Rate Notes, 3.762% to 3.869%, due 10/31/26 to 01/31/27, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.375%, due 01/15/27 to 02/15/42 and U.S. Treasury Notes, 0.625% to 4.375%, due 11/30/26 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $1,009,800,043.

990,000,000	3.770	(d)	06/02/26	$990,000,000
Maturity Value: $1,010,112,945
Settlement Date: 11/20/25

Collateralized by U.S. Treasury Bills, 0.000%, due 07/23/26 to 11/05/26, U.S. Treasury Bonds, 1.375% to 4.250%, due 05/15/39 to 08/15/52 and U.S. Treasury Notes, 0.625% to 4.875%, due 10/31/26 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $ 1,009,800,010.

Royal Bank of Canada - New York Branch
1,480,000,000	3.680	(d)	06/02/26	$1,480,000,000
Maturity Value: $1,507,231,994
Settlement Date: 12/04/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/07/26, U.S. Treasury Bonds, 1.250% to 4.750%, due 05/15/39 to 08/15/52 and U.S. Treasury Notes, 0.500% to 4.625%, due 07/31/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $1,509,600,008.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Royal Bank of Canada - New York Branch – (continued)
$988,000,000	3.710	%(d)	06/02/26	$988,000,000
Maturity Value: $1,006,531,046
Settlement Date: 12/02/25

Collateralized by a U.S. Treasury Bond, 4.750%, due 11/15/43 and U.S. Treasury Notes, 0.500% to 4.625%, due 07/31/26 to 11/15/33. The aggregate market value of the collateral, including accrued interest, was $1,007,760,003.

1,482,000,000	3.650	(d)	07/23/26	$1,482,000,000
Maturity Value: $1,516,859,937
Settlement Date: 12/03/25

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 7.000%, due 04/01/28 to 05/01/56, Federal National Mortgage Association, 1.500% to 7.500%, due 04/01/28 to 10/01/62, a U.S. Treasury Bond, 3.125%, due 02/15/42, a U.S. Treasury Floating Rate Note, 3.824%, due 04/30/27 and U.S. Treasury Notes, 1.250% to 4.625%, due 09/30/26 to 02/15/36. The aggregate market value of the collateral, including accrued interest, was $1,511,640,002.

1,975,000,000	3.590	(d)	07/30/26	$1,975,000,000
Maturity Value: $2,008,678,688
Settlement Date: 02/09/26

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 04/01/28 to 03/01/56, Federal National Mortgage Association, 1.500% to 7.000%, due 01/01/28 to 10/01/62 and U.S. Treasury Notes, 0.500% to 4.875%, due 04/30/27 to 08/15/31. The aggregate market value of the collateral, including accrued interest, was $2,014,500,018.

1,140,000,000	3.600	(d)	09/01/26	$1,140,000,000
Maturity Value: $1,170,438,000
Settlement Date: 12/08/25

Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.000%, due 02/01/43 to 05/01/56, Federal National Mortgage Association, 1.500% to 7.500%, due 10/01/27 to 09/01/57 and U.S. Treasury Notes, 0.500% to 4.625%, due 05/31/27 to 06/15/27. The aggregate market value of the collateral, including accrued interest, was $1,162,800,066.

Societe Generale
425,000,000	3.620	(d)	06/09/26	$425,000,000
Maturity Value: $441,624,355
Settlement Date: 05/19/25
Collateralized by U.S. Treasury Notes, 3.500% to 4.000%, due 02/15/29 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $ 433,500,043.
425,000,000	3.620		06/09/26	$425,000,000
Maturity Value: $442,778,230
Settlement Date: 04/22/25
Collateralized by a U.S. Treasury Note, 4.000%, due 11/15/35. The market value of the collateral, including accrued interest, was $433,500,062.
425,000,000	3.620		06/09/26	$425,000,000
Maturity Value: $448,376,663
Settlement Date: 12/12/24
Collateralized by U.S. Treasury Notes, 3.375% to 4.000%, due 09/15/27 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $ 433,500,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

The Northwestern Mutual Life Insurance Company
$237,600,000	3.630%		06/01/26	$237,600,000
Maturity Value: $237,671,874
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 2.875%, due 04/30/29. The market value of the collateral, including accrued interest, was $242,352,000.
440,350,000	3.630		06/01/26	$440,350,000
Maturity Value: $440,483,206
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 4.250%, due 02/15/54. The market value of the collateral, including accrued interest, was $449,157,000.

Wells Fargo Bank, National Association
1,965,000,000	3.620	(d)	06/09/26	$1,965,000,000
Maturity Value: $2,034,157,114
Settlement Date: 06/27/25
Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 01/15/27 to 01/15/35. The aggregate market value of the collateral, including accrued interest, was $2,004,300,078.
1,975,000,000	3.620	(d)	06/09/26	$1,975,000,000
Maturity Value: $1,990,887,785
Settlement Date: 03/24/26

Collateralized by U.S. Treasury Inflation-Indexed Bonds, 0.125% to 2.375%, due 02/15/41 to 02/15/56, a U.S. Treasury Inflation-Indexed Note, 0.375%, due 07/15/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 02/15/56. The aggregate market value of the collateral, including accrued interest, was $2,014,500,111.

5,000,000,000	3.620		06/09/26	$5,000,000,000
Maturity Value: $5,183,513,970
Settlement Date: 06/12/25

Collateralized by Federal Farm Credit Bank, 2.400% to 4.840%, due 06/23/26 to 08/03/39, Federal Home Loan Bank, 0.000% to 5.250%, due 06/30/26 to 03/11/44, Federal Home Loan Mortgage Corp., 0.800% to 6.000%, due 10/27/26 to 05/01/56, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 07/15/32, Federal National Mortgage Association, 0.000% to 6.500%, due 02/01/33 to 05/01/56, Federal National Mortgage Association Stripped Security, 0.000%, due 05/15/27, Government National Mortgage Association, 2.500% to 5.500%, due 04/20/46 to 05/20/56, Tennessee Valley Authority, 0.000% to 4.875%, due 02/01/27 to 09/15/52, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/26 to 08/15/53 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/43 to 02/15/53. The aggregate market value of the collateral, including accrued interest, was $ 5,136,383,507.

Wells Fargo Securities, LLC
365,000,000	3.610		06/01/26	$365,000,000
Maturity Value: $365,109,804
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Notes, 4.125% to 4.375%, due 11/30/29 to 01/31/32. The aggregate market value of the collateral, including accrued interest, was $ 372,300,034.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Wells Fargo Securities, LLC – (continued)
$2,270,000,000	3.620%	06/01/26	$2,270,000,000
Maturity Value: $2,270,684,783
Settlement Date: 05/29/26
Collateralized by Federal Home Loan Mortgage Corp., 1.500% to 7.500%, due 12/01/28 to 06/01/56. The aggregate market value of the collateral, including accrued interest, was $2,338,100,007.
1,970,000,000	3.620	06/09/26	$1,970,000,000
Maturity Value: $1,973,169,513
Settlement Date: 05/27/26
Collateralized by Federal National Mortgage Association, 1.500% to 8.000%, due 09/01/26 to 06/01/56. The aggregate market value of the collateral, including accrued interest, was $2,029,100,002.
2,955,000,000	3.620	06/09/26	$2,955,000,000
Maturity Value: $3,028,691,166
Settlement Date: 10/07/25
Collateralized by Federal National Mortgage Association, 1.500% to 7.500%, due 10/01/26 to 03/01/60. The aggregate market value of the collateral, including accrued interest, was $3,043,649,997.

TOTAL REPURCHASE AGREEMENTS			$157,834,202,024

TOTAL INVESTMENTS - 99.1%			$266,743,106,413

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%			2,392,757,418

NET ASSETS - 100.0%			$269,135,863,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(b)	All or a portion represents a forward commitment.
(c)	Unless noted, all repurchase agreements were entered into on May 31, 2026. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
PLC	—Public Limited Company
Prime	—Federal Reserve Bank Prime Loan Rate US
SOFR	—Secured Overnight Financing Rate
T-Bill	—Treasury Bill

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 114.4%

United States Treasury Bills
$6,860,702,900	3.660%		06/02/26	$6,860,017,093
250,000,000	3.661		06/02/26	249,975,010
452,921,600	3.662		06/02/26	452,876,325
13,394,200	3.673		06/02/26	13,392,861
46,347,700	3.678		06/02/26	46,343,067
1,108,000,700	3.684		06/02/26	1,107,889,942
120,000,000	3.638		06/04/26	119,963,982
100,000,000	3.647		06/04/26	99,969,985
97,200,000	3.659		06/04/26	97,170,826
395,327,100	3.660		06/04/26	395,208,443
74,041,500	3.663		06/04/26	74,019,277
316,668,400	3.664		06/04/26	316,573,353
780,689,800	3.665		06/04/26	780,455,478
26,359,100	3.668		06/04/26	26,351,188
528,241,200	3.689		06/04/26	528,082,650
788,161,800	3.694		06/04/26	787,925,235
150,000,000	3.576		06/09/26	149,879,900
300,000,000	3.586		06/09/26	299,759,800
1,362,830,900	3.626		06/09/26	1,361,739,726
164,000,000	3.645		06/09/26	163,868,691
60,000,000	3.650		06/09/26	59,951,960
947,420,800	3.660		06/09/26	946,662,231
388,822,000	3.665		06/09/26	388,510,683
12,000,000,000	3.670		06/09/26	11,990,391,994
4,104,930,600	3.655		06/11/26	4,100,834,131
90,000,000	3.665		06/11/26	89,910,185
277,255,800	3.684		06/11/26	276,979,116
561,526,100	3.689		06/11/26	560,965,731
844,114,900	3.647		06/16/26	842,847,876
1,302,842,600	3.650		06/16/26	1,300,887,021
7,500,000,000	3.665		06/16/26	7,488,742,431
966,662,600	3.681		06/16/26	965,211,630
104,815,500	3.648		06/18/26	104,636,894
669,197,900	3.665		06/18/26	668,057,585
300,000,000	3.673		06/18/26	299,488,799
200,000,000	3.678		06/18/26	199,659,200
148,529,300	3.665		06/23/26	148,201,668
4,306,146,200	3.670		06/23/26	4,296,647,520
125,000,000	3.671		06/23/26	124,724,270
539,494,200	3.675		06/23/26	538,304,161
101,317,300	3.676		06/23/26	101,093,810
146,036,000	3.690		06/23/26	145,713,868
87,475,100	3.655		06/25/26	87,264,807
361,665,200	3.665		06/25/26	360,795,746
58,414,400	3.671		06/25/26	58,273,970
261,526,800	3.704		06/25/26	260,898,082
191,802,000	3.667		06/30/26	191,259,313
500,000,000	3.672		06/30/26	498,585,295
600,632,700	3.684		06/30/26	598,933,264
14,999,206,500	3.691	(a)	06/30/26	14,956,767,596
77,979,600	3.586		07/02/26	77,741,242
9,425,400	3.589		07/02/26	9,396,590
19,811,100	3.592		07/02/26	19,750,544
22,843,300	3.595		07/02/26	22,773,476
410,259,500	3.600		07/02/26	409,005,474
22,171,700	3.603		07/02/26	22,103,928
90,702,200	3.606		07/02/26	90,424,954
18,274,600	3.607		07/02/26	18,218,741

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$1,285,733,400	3.612%		07/02/26	$1,281,803,342
760,517,400	3.624		07/02/26	758,192,752
200,000,000	3.668		07/02/26	199,388,667
150,000,000	3.673		07/02/26	149,541,500
481,307,000	3.681		07/02/26	479,835,805
223,550,300	3.689		07/02/26	222,866,981
274,421,700	3.694		07/02/26	273,582,884
174,670,400	3.697		07/02/26	174,136,491
163,515,500	3.707		07/02/26	163,015,688
45,931,800	3.670		07/07/26	45,766,871
571,031,100	3.684		07/07/26	568,980,674
165,943,700	3.678		07/09/26	165,313,055
1,678,625,600	3.681		07/09/26	1,672,246,224
2,719,638,700	3.684		07/09/26	2,709,303,103
921,857,800	3.686		07/09/26	918,354,412
204,404,000	3.665		07/14/26	203,526,284
400,000,000	3.668		07/16/26	398,193,623
492,878,900	3.699		07/16/26	490,653,087
274,682,000	3.704		07/16/26	273,441,552
243,169,900	3.705		07/16/26	242,071,759
1,100,000,000	3.675		07/21/26	1,094,492,361
136,637,900	3.697	(a)	07/30/26	135,826,138
27,213,000	3.679		08/06/26	27,033,394
487,049,200	3.684		08/06/26	483,834,675
45,488,200	3.720		08/18/26	45,130,928
40,886,100	3.647		08/20/26	40,562,191
200,570,500	3.696		08/25/26	198,863,584
1,378,913,600	3.699		08/25/26	1,367,178,623
1,867,028,200	3.694		09/01/26	1,849,851,541
97,753,100	3.689		09/08/26	96,782,669
91,004,800	3.704		09/08/26	90,101,362
288,590,900	3.709		09/08/26	285,725,953
9,708,000	3.676		09/17/26	9,603,891
95,641,100	3.678		09/17/26	94,615,444
127,521,400	3.681		09/17/26	126,153,859
514,874,900	3.686		09/17/26	509,353,375
535,369,700	3.691		09/17/26	529,628,388
157,239,100	3.723		09/17/26	155,552,866
1,359,282,800	3.714		09/22/26	1,343,837,572
225,016,500	3.720	(a)	09/29/26	222,320,209
82,750,700	3.707		10/15/26	81,626,192
113,887,700	3.712		10/15/26	112,340,068
32,681,700	3.713		10/15/26	32,237,585
32,681,900	3.720		10/15/26	32,237,782
87,535,700	3.723		10/15/26	86,346,168
350,981,000	3.702		10/22/26	345,975,913
504,188,900	3.619		10/29/26	496,744,102
253,164,800	3.695		10/29/26	249,426,596
500,000,000	3.707		10/29/26	492,617,055
343,191,500	3.712		10/29/26	338,123,972
79,544,700	3.697		11/05/26	78,297,821
76,352,900	3.702		11/05/26	75,156,053
117,902,900	3.726		11/05/26	116,054,749
10,968,600	3.717		11/12/26	10,788,279
25,642,000	3.723		11/12/26	25,220,453
148,603,000	3.728		11/12/26	146,160,011
69,937,200	3.728		11/19/26	68,737,952
91,231,100	3.548		12/24/26	89,466,589
24,862,400	3.711		04/15/27	24,085,000

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$23,127,800	3.714%	04/15/27	$22,404,637
93,570,000	3.717	04/15/27	90,644,242
11,563,900	3.722	04/15/27	11,202,319
51,167,500	3.728	04/15/27	49,567,589
57,819,600	3.733	04/15/27	56,011,690
United States Treasury Floating Rate Note
96,213,100	4.155	06/30/26	95,969,206
44,577,700	4.197	06/30/26	44,464,699
47,993,900	3.728	07/31/26	48,027,986
45,143,400	3.756	07/31/26	45,175,462
23,242,700	3.789	07/31/26	23,259,207
38,660,900	3.846	07/31/26	38,688,358
23,735,300	3.912	07/31/26	23,752,157
27,482,400	3.953	07/31/26	27,501,919
36,963,300	3.959	07/31/26	36,989,552
6,234,900	3.965	07/31/26	6,239,328
23,735,400	3.968	07/31/26	23,605,206
47,470,700	3.973	07/31/26	47,504,415
39,558,900	3.985	07/31/26	39,341,910
78,743,500	4.006	07/31/26	78,311,573
52,347,200	4.088	07/31/26	52,060,063
31,408,300	4.098	07/31/26	31,236,018
31,013,600	4.099	07/31/26	30,843,483
31,285,600	4.104	07/31/26	31,307,820
62,571,100	4.109	07/31/26	62,615,539
94,117,900	4.111	07/31/26	93,601,641
58,663,500	4.114	07/31/26	58,454,098
78,213,900	4.119	07/31/26	77,946,402
36,952,500	3.867	08/31/26	36,670,538
49,899,000	3.881	08/31/26	49,518,251
139,718,600	3.886	08/31/26	138,652,493
21,711,500	3.895	08/31/26	21,545,833
37,497,900	3.910	08/31/26	37,211,777
39,919,200	3.922	08/31/26	39,614,601
31,094,000	3.926	08/31/26	30,856,741
41,214,000	3.931	08/31/26	41,194,838
63,316,200	3.933	08/31/26	63,135,532
26,053,800	3.934	08/31/26	25,854,999
19,730,900	3.935	08/31/26	19,580,346
17,482,900	3.955	08/31/26	17,349,499
24,727,800	3.977	08/31/26	24,716,303
20,370,100	3.655	09/30/26	20,180,845
73,242,700	3.663	09/30/26	72,562,216
16,853,900	3.673	09/30/26	16,697,314
24,817,500	3.689	09/30/26	24,586,925
40,426,000	3.692	09/30/26	40,050,410
41,465,700	3.694	09/30/26	41,435,626
65,418,400	3.695	09/30/26	65,370,953
6,329,400	3.697	09/30/26	6,324,809
2,172,200	3.699	09/30/26	2,170,625
153,192,000	3.705	09/30/26	152,197,744
62,198,500	3.709	09/30/26	62,064,595
15,823,600	3.710	09/30/26	15,812,123
76,440,200	3.714	09/30/26	75,730,008
17,485,100	3.719	09/30/26	17,472,418
24,333,400	3.733	09/30/26	24,107,323
26,227,700	3.790	09/30/26	25,984,023
10,389,400	3.803	09/30/26	10,292,874
40,702,800	3.846	09/30/26	40,324,638

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$57,404,900	3.847%	09/30/26	$56,871,562
10,935,300	3.848	09/30/26	10,927,369
19,192,200	3.849	09/30/26	19,178,280
55,517,800	3.862	09/30/26	55,120,879
106,624,000	3.867	09/30/26	105,633,376
40,001,900	3.543	11/30/26	39,625,738
31,629,800	3.575	11/30/26	31,332,366
20,382,000	3.604	11/30/26	20,439,702
14,445,500	3.655	11/30/26	14,486,395
75,954,700	3.666	11/30/26	76,169,729
20,462,000	3.668	11/30/26	20,519,928
85,745,700	3.671	11/30/26	85,988,448
27,715,800	3.676	11/30/26	27,794,264
57,693,100	3.678	11/30/26	57,567,322
18,946,300	3.680	11/30/26	18,999,937
9,474,200	3.681	11/30/26	9,501,022
72,213,700	3.541	12/31/26	71,250,407
47,925,000	3.547	12/31/26	47,285,706
174,805,600	3.612	12/31/26	172,473,785
143,240,900	3.613	12/31/26	141,330,142
42,439,400	3.614	12/31/26	41,873,281
18,950,300	3.615	12/31/26	18,697,513
19,088,000	3.620	12/31/26	18,833,376
93,611,000	3.626	12/31/26	93,938,240
38,220,100	3.629	12/31/26	38,353,707
28,989,600	3.631	12/31/26	29,090,940
15,008,800	3.633	12/31/26	15,061,267
144,639,500	3.635	12/31/26	143,927,604
81,503,500	3.642	12/31/26	81,788,415
19,337,100	3.643	12/31/26	19,404,697
2,137,400	3.646	12/31/26	2,108,888
95,399,500	3.487	02/15/27	95,724,695
91,666,000	3.783	02/15/27	91,978,469
50,301,900	3.558	02/28/27	50,499,222
25,002,300	3.566	02/28/27	25,100,378
48,081,400	3.578	02/28/27	48,270,012
28,360,900	3.657	02/28/27	28,472,153
19,360,900	3.611	03/15/27	19,450,561
17,014,700	3.683	03/15/27	17,093,496
94,743,600	3.528	03/31/27	94,957,748
92,078,400	3.532	03/31/27	92,286,523
90,631,700	3.543	03/31/27	90,836,553
37,131,500	3.558	03/31/27	37,215,428
44,518,100	3.583	03/31/27	44,618,724
42,964,300	3.591	03/31/27	43,061,412
47,836,500	3.594	03/31/27	47,944,624
254,499,000	3.599	03/31/27	255,074,240
85,215,200	3.604	03/31/27	85,407,811
42,034,300	3.609	03/31/27	42,129,310
91,918,400	3.623	03/31/27	92,126,162
79,284,500	3.649	03/31/27	77,348,530
84,799,700	3.654	03/31/27	84,991,371
42,536,800	3.658	03/31/27	42,632,945
42,536,800	3.662	03/31/27	42,632,945
16,273,300	3.674	03/31/27	16,108,889
144,625,100	3.675	03/31/27	143,163,938
42,536,800	3.680	03/31/27	42,632,945
58,245,400	3.797	03/31/27	57,656,941
49,924,700	3.819	03/31/27	49,420,306

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$83,207,700	3.829%		03/31/27	$82,367,044
211,558,700	3.739		04/30/27	210,187,231
329,431,900	3.740		04/30/27	328,380,662
125,425,100	3.746		04/30/27	125,422,909
19,354,500	3.749		04/30/27	18,794,112
28,909,800	3.750		04/30/27	28,909,295
187,583,100	3.751		04/30/27	186,751,782
62,932,800	3.754		04/30/27	62,485,677
34,691,800	3.761		04/30/27	34,691,194
30,768,100	3.765		04/30/27	29,877,244
39,614,700	3.768		04/30/27	39,614,008
38,460,100	3.781		04/30/27	37,346,530
38,460,100	3.782		04/30/27	38,459,428
53,844,200	3.790		04/30/27	52,285,201
23,076,100	3.791		04/30/27	22,870,701
23,076,100	3.794		04/30/27	22,870,701
76,920,300	3.795		04/30/27	76,918,956
49,875,500	3.729		05/15/27	49,239,559
58,771,200	3.757		05/15/27	59,138,229
46,786,400	3.758		05/15/27	46,189,846
53,881,600	3.764		05/15/27	53,194,579
37,105,800	3.836		05/15/27	37,337,528
54,068,400	3.888		05/15/27	54,406,060
126,190,400	3.784		05/31/27	126,270,261
124,620,000	3.789		05/31/27	124,321,843
230,852,800	3.808		05/31/27	229,928,618
48,394,500	3.809		05/31/27	47,841,774
26,115,800	3.810		05/31/27	26,132,328
62,064,800	3.901		05/31/27	62,104,078
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.098%)
155,246,100	3.728	(b)	01/31/27	155,165,786
387,723,900	3.729	(b)	01/31/27	387,523,319
1,115,426,000	3.730	(b)	01/31/27	1,114,848,958
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.099%)
25,472,100	3.725	(b)	01/31/28	25,472,388
134,595,600	3.726	(b)	01/31/28	134,597,122
166,793,600	3.727	(b)	01/31/28	166,795,486
151,667,400	3.728	(b)	01/31/28	151,669,115
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.103%)
901,323,800	3.730	(b)	04/30/28	901,541,599
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.159%)
1,144,174,100	3.790	(b)	07/31/27	1,143,637,277
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
3,476,788,400	3.783	(b)	04/30/27	3,478,923,801
2,488,921,800	3.784	(b)	04/30/27	2,490,450,466
316,050,700	3.785	(b)	04/30/27	316,244,815
311,661,900	3.786	(b)	04/30/27	311,853,319
3,126,454,300	3.787	(b)	04/30/27	3,128,374,530
200,836,000	3.788	(b)	04/30/27	200,959,351
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
118,675,100	3.805	(b)	07/31/26	118,690,335
1,589,840,900	3.806	(b)	07/31/26	1,590,044,996
847,088,300	3.807	(b)	07/31/26	847,197,045

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$320,736,000	3.808	%(b)	07/31/26	$320,777,175
212,036,800	3.809	(b)	07/31/26	212,064,020
1,157,287,800	3.810	(b)	07/31/26	1,157,436,367
106,294,700	3.811	(b)	07/31/26	106,308,346
32,145,500	3.812	(b)	07/31/26	32,149,627
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.190%)
530,977,600	3.814	(b)	10/31/27	530,977,600
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
52,900	3.829	(b)	10/31/26	52,906
277,579,400	3.830	(b)	10/31/26	277,608,605
279,342,900	3.831	(b)	10/31/26	279,372,290
58,733,000	3.832	(b)	10/31/26	58,739,179
235,319,900	3.833	(b)	10/31/26	235,344,659

TOTAL INVESTMENTS - 114.4%				$118,389,946,950

LIABILITIES IN EXCESS OF OTHER ASSETS - (14.4)%				(14,906,170,212)

NET ASSETS - 100.0%				$103,483,776,738

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 46.4%

United States Treasury Bills
$539,838,100	3.665%		06/16/26	$539,027,196
9,456,900	3.676		06/16/26	9,442,695
10,804,800	3.681		06/16/26	10,788,570
74,948,500	3.665		06/18/26	74,820,911
37,216,600	3.665		06/23/26	37,134,576
17,488,000	3.670		06/23/26	17,449,457
18,471,500	3.675		06/23/26	18,430,789
10,782,800	3.676		06/23/26	10,759,035
3,061,000	3.690		06/23/26	3,054,254
86,135,200	3.681		06/25/26	85,927,614
21,481,300	3.667		06/30/26	21,419,112
63,923,200	3.684		06/30/26	63,738,143
8,094,100	3.603		07/02/26	8,069,097
40,682,500	3.606		07/02/26	40,556,830
25,614,100	3.607		07/02/26	25,534,977
174,923,500	3.612		07/02/26	174,383,153
71,677,800	3.689		07/02/26	71,456,384
712,923,600	3.694		07/02/26	710,721,346
143,881,500	3.704		07/02/26	143,437,043
30,176,200	3.684		07/07/26	30,067,867
19,700,800	3.677		07/09/26	19,625,831
49,710,800	3.678		07/09/26	49,521,631
41,034,000	3.681		07/09/26	40,877,849
487,246,800	3.684		07/09/26	485,392,631
77,843,800	3.686		07/09/26	77,547,573
8,401,600	3.704		07/09/26	8,369,629
63,523,800	3.715		07/09/26	63,282,067
20,777,400	3.717		07/09/26	20,698,334
54,162,600	3.704		07/16/26	53,917,514
29,418,900	3.697	(a)	07/30/26	29,244,123
33,719,700	3.679		08/06/26	33,497,279
6,559,800	3.684		08/06/26	6,516,530
10,803,900	3.707		08/18/26	10,719,337
9,710,800	3.647		08/20/26	9,633,869
236,542,600	3.694		08/25/26	234,531,138
103,528,900	3.699		08/25/26	102,648,532
194,987,500	3.694		09/01/26	193,188,835
7,481,900	3.699		09/01/26	7,412,883
183,029,500	3.715		09/01/26	181,341,142
29,632,600	3.689		09/08/26	29,339,107
222,161,400	3.694		09/08/26	219,961,029
33,983,700	3.704		09/08/26	33,647,112
19,662,400	3.709		09/08/26	19,467,656
82,110,600	3.699		09/15/26	81,238,155
205,471,900	3.704		09/15/26	203,288,712
429,905,300	3.686		09/17/26	425,296,327
26,733,200	3.691		09/17/26	26,446,596
48,663,500	3.723		09/17/26	48,141,783
215,329,000	3.714		09/22/26	212,882,264
48,447,300	3.720	(a)	09/29/26	47,866,774
265,594,900	3.712		10/15/26	261,985,711
31,159,300	3.713		10/15/26	30,735,874
147,510,700	3.718		10/15/26	145,506,166
31,159,200	3.720		10/15/26	30,735,775
145,822,400	3.707		10/22/26	143,742,932
106,699,700	3.619		10/29/26	105,168,115
19,558,500	3.697		11/05/26	19,251,742
34,545,300	3.702		11/05/26	34,003,488

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$20,661,400	3.710%	11/05/26	$20,337,344
172,855,700	3.712	11/05/26	170,144,613
28,954,400	3.718	11/05/26	28,500,276
67,457,900	3.726	11/05/26	66,399,883
207,827,700	3.702	11/12/26	204,419,359
14,919,000	3.717	11/12/26	14,674,331
22,738,000	3.723	11/12/26	22,365,100
38,282,000	3.728	11/12/26	37,654,181
173,657,300	3.733	11/12/26	170,809,348
37,267,200	3.728	11/19/26	36,628,161
59,162,400	3.548	12/24/26	58,018,133
18,876,300	3.711	04/15/27	18,286,056
17,559,300	3.714	04/15/27	17,010,237
59,651,100	3.717	04/15/27	57,785,865
8,779,600	3.722	04/15/27	8,505,070
32,154,300	3.728	04/15/27	31,148,865
43,898,200	3.733	04/15/27	42,525,544
United States Treasury Floating Rate Note
38,246,800	4.155	06/30/26	38,149,816
19,993,900	4.197	06/30/26	19,943,200
31,953,700	3.728	07/31/26	31,976,216
5,497,200	3.756	07/31/26	5,501,074
10,190,300	3.789	07/31/26	10,197,480
20,117,100	3.846	07/31/26	20,131,275
19,115,900	3.912	07/31/26	19,129,370
15,361,200	3.953	07/31/26	15,372,024
19,450,900	3.959	07/31/26	19,464,606
3,280,900	3.965	07/31/26	3,283,212
38,231,900	3.973	07/31/26	38,258,840
31,859,900	3.985	07/31/26	31,686,982
63,418,300	4.006	07/31/26	63,074,101
13,453,600	4.104	07/31/26	13,463,080
26,907,100	4.109	07/31/26	26,926,060
36,285,800	4.111	07/31/26	36,088,861
30,525,300	4.114	07/31/26	30,416,339
11,211,300	4.119	07/31/26	11,219,200
340,900	3.867	08/31/26	338,292
23,528,600	3.881	08/31/26	23,348,587
65,880,800	3.886	08/31/26	65,376,759
22,280,100	3.895	08/31/26	22,109,639
17,283,400	3.910	08/31/26	17,151,168
18,822,900	3.922	08/31/26	18,678,890
13,371,300	3.926	08/31/26	13,268,999
9,075,900	3.933	08/31/26	9,006,462
26,736,100	3.934	08/31/26	26,531,547
20,247,700	3.935	08/31/26	20,092,789
49,892,800	3.938	08/31/26	49,511,080
1,716,700	3.939	08/31/26	1,715,766
31,068,300	3.977	08/31/26	31,051,398
35,919,200	3.663	09/30/26	35,585,736
8,190,700	3.673	09/30/26	8,114,660
11,816,200	3.689	09/30/26	11,706,502
45,697,400	3.692	09/30/26	45,456,786
19,043,600	3.694	09/30/26	19,030,433
38,440,800	3.695	09/30/26	38,414,222
5,097,600	3.697	09/30/26	5,094,076
810,600	3.699	09/30/26	810,040
23,319,100	3.701	09/30/26	23,102,612
94,262,900	3.705	09/30/26	93,784,620

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$28,565,300	3.709%	09/30/26	$28,504,643
12,744,000	3.710	09/30/26	12,735,189
37,148,600	3.714	09/30/26	36,803,723
8,497,500	3.719	09/30/26	8,491,625
18,096,100	3.733	09/30/26	17,928,101
12,746,200	3.790	09/30/26	12,627,868
3,877,000	3.803	09/30/26	3,841,007
20,596,200	3.817	09/30/26	20,404,991
32,341,500	3.846	09/30/26	32,041,250
21,422,000	3.847	09/30/26	21,223,124
4,080,800	3.848	09/30/26	4,077,979
7,162,000	3.849	09/30/26	7,157,048
20,717,500	3.862	09/30/26	20,569,668
39,788,800	3.867	09/30/26	39,419,412
23,723,500	3.543	11/30/26	23,500,262
21,801,800	3.575	11/30/26	21,596,646
16,511,100	3.604	11/30/26	16,558,146
6,823,500	3.632	11/30/26	6,842,942
11,702,000	3.655	11/30/26	11,735,343
25,140,700	3.661	11/30/26	25,212,334
50,281,500	3.666	11/30/26	50,424,768
19,283,000	3.668	11/30/26	19,337,944
37,160,800	3.671	11/30/26	37,266,683
4,296,700	3.676	11/30/26	4,308,943
36,299,000	3.678	11/30/26	36,167,933
17,854,700	3.680	11/30/26	17,905,574
5,065,600	3.681	11/30/26	5,080,034
28,211,500	3.541	12/31/26	27,834,754
29,521,000	3.547	12/31/26	29,126,766
91,445,500	3.612	12/31/26	90,224,306
102,136,000	3.613	12/31/26	100,772,041
20,624,800	3.614	12/31/26	20,349,369
10,132,300	3.615	12/31/26	9,996,990
10,157,000	3.620	12/31/26	10,021,360
49,945,200	3.626	12/31/26	50,119,722
18,574,300	3.629	12/31/26	18,639,204
7,247,700	3.631	12/31/26	7,273,025
73,531,200	3.635	12/31/26	73,168,688
45,933,400	3.642	12/31/26	46,093,903
10,113,300	3.643	12/31/26	10,148,639
7,987,000	3.646	12/31/26	7,880,339
44,209,800	3.487	02/15/27	44,359,562
44,279,200	3.783	02/15/27	44,429,197
32,200,500	3.558	02/28/27	32,327,436
10,867,100	3.566	02/28/27	10,909,939
20,898,200	3.578	02/28/27	20,980,582
13,250,800	3.657	02/28/27	13,303,035
10,951,400	3.611	03/15/27	11,002,418
7,858,500	3.683	03/15/27	7,895,109
35,935,200	3.528	03/31/27	36,016,072
41,207,000	3.532	03/31/27	41,299,736
40,559,400	3.543	03/31/27	40,650,678
24,079,300	3.558	03/31/27	24,133,490
23,722,200	3.583	03/31/27	23,775,586
22,597,600	3.591	03/31/27	22,648,456
25,490,400	3.594	03/31/27	25,547,766
165,745,000	3.599	03/31/27	166,118,007
38,458,400	3.604	03/31/27	38,544,950
19,414,100	3.609	03/31/27	19,457,791

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$48,345,500	3.623%		03/31/27	$48,454,301
36,618,700	3.649		03/31/27	35,724,544
39,165,800	3.654		03/31/27	39,253,942
19,646,200	3.658		03/31/27	19,690,413
19,646,200	3.662		03/31/27	19,690,413
9,824,000	3.674		03/31/27	9,724,539
66,797,100	3.675		03/31/27	66,120,828
19,646,200	3.680		03/31/27	19,690,413
29,926,100	3.797		03/31/27	29,623,120
25,650,900	3.819		03/31/27	25,391,203
42,751,500	3.829		03/31/27	42,318,672
92,820,100	3.739		04/30/27	92,178,828
159,761,000	3.740		04/30/27	159,251,597
45,888,400	3.746		04/30/27	45,887,273
8,874,100	3.749		04/30/27	8,617,121
21,949,100	3.750		04/30/27	21,948,561
91,355,500	3.751		04/30/27	90,955,545
29,338,500	3.754		04/30/27	29,115,690
26,339,000	3.761		04/30/27	26,338,353
15,321,800	3.765		04/30/27	14,878,107
19,727,100	3.768		04/30/27	19,726,616
19,152,200	3.781		04/30/27	18,597,585
19,152,200	3.782		04/30/27	19,151,730
26,813,100	3.790		04/30/27	26,036,639
11,491,300	3.791		04/30/27	11,388,995
11,491,400	3.794		04/30/27	11,389,094
38,304,500	3.795		04/30/27	38,303,559
33,819,900	3.729		05/15/27	33,389,445
23,807,400	3.758		05/15/27	23,504,383
29,905,900	3.762		05/15/27	30,092,089
25,685,800	3.764		05/15/27	25,358,875
20,534,900	3.836		05/15/27	20,662,747
29,922,300	3.888		05/15/27	30,108,591
47,124,900	3.781		05/31/27	47,154,887
17,591,700	3.784		05/31/27	17,602,894
64,183,900	3.789		05/31/27	64,023,588
111,339,900	3.808		05/31/27	110,894,515
24,121,400	3.809		05/31/27	23,845,964
12,517,700	3.810		05/31/27	12,525,665
30,811,300	3.901		05/31/27	30,830,906
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.098%)
131,413,700	3.729	(b)	01/31/27	131,349,378
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.099%)
29,933,400	3.725	(b)	01/31/28	29,933,869
93,212,100	3.726	(b)	01/31/28	93,213,562
323,947,000	3.727	(b)	01/31/28	323,952,079
135,422,100	3.728	(b)	01/31/28	135,424,223
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.103%)
316,867,700	3.730	(b)	04/30/28	316,944,269
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.159%)
9,211,600	3.787	(b)	07/31/27	9,207,388
734,699,400	3.790	(b)	07/31/27	734,363,457
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
109,382,200	3.783	(b)	04/30/27	109,398,600

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$48,051,700	3.784	%(b)	04/30/27	$48,058,905
379,120,500	3.786	(b)	04/30/27	379,177,343
1,171,253,200	3.787	(b)	04/30/27	1,171,428,812
432,437,400	3.788	(b)	04/30/27	432,502,238
229,662,600	3.789	(b)	04/30/27	229,697,034
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
30,875,500	3.810	(b)	07/31/26	30,871,976
282,363,400	3.815	(b)	07/31/26	282,331,176
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.190%)
623,975,600	3.818	(b)	10/31/27	623,975,600
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
863,105,200	3.831	(b)	10/31/26	863,162,228
17,323,600	3.832	(b)	10/31/26	17,324,745
1,016,626,900	3.833	(b)	10/31/26	1,016,694,071

TOTAL U.S. TREASURY OBLIGATIONS				$17,966,931,538

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$17,966,931,538

Repurchase Agreements(c) - 55.1%

Barclays Bank PLC
925,000,000	3.620	(d)	06/01/26	$925,000,000
Maturity Value: $927,883,432
Settlement Date: 05/01/26

Collateralized by a U.S. Treasury Bond, 3.875%, due 02/15/43, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/28 to 08/15/54 and U.S. Treasury Notes, 2.500% to 5.000%, due 05/31/26 to 02/28/33. The aggregate market value of the collateral, including accrued interest, was $943,784,661.

900,000,000	3.610		06/30/26	$900,000,000
Settlement Date: 06/01/26

BNP Paribas
145,000,000	3.610	(d)	06/24/26	$145,000,000
Maturity Value: $147,646,331
Settlement Date: 12/24/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/26 to 08/15/45, U.S. Treasury Notes, 0.375% to 4.125%, due 07/31/27 to 11/15/32 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/40 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $147,900,001.

415,000,000	3.640	(d)	08/17/26	$415,000,000
Maturity Value: $422,594,960
Settlement Date: 02/17/26

Collateralized by U.S. Treasury Bills, 0.000%, due 06/18/26 to 01/21/27, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 10/15/26 to 01/15/27 and U.S. Treasury Principal- Only Stripped Securities, 0.000%, due 05/15/50 to 08/15/50. The aggregate market value of the collateral, including accrued interest, was $423,300,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

BNP Paribas – (continued)
$150,000,000	3.560	%(d)	09/10/26	$150,000,000
Maturity Value: $154,049,501
Settlement Date: 12/11/25

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/26 to 11/15/48, U.S. Treasury Notes, 0.375% to 4.500%, due 07/31/27 to 11/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 08/15/47. The aggregate market value of the collateral, including accrued interest, was $152,999,999.

280,000,000	3.650	(d)	09/16/26	$280,000,000
Maturity Value: $285,223,556
Settlement Date: 03/16/26

Collateralized by a U.S. Treasury Floating Rate Note, 3.869%, due 10/31/26, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/28 to 08/15/51, U.S. Treasury Notes, 1.250% to 4.125%, due 05/31/28 to 10/31/29 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 02/15/36 to 02/15/53. The aggregate market value of the collateral, including accrued interest, was $285,599,983.

BofA Securities, Inc.
50,000,000	3.550		06/01/26	$50,000,000
Maturity Value: $50,014,791
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/54 and a U.S. Treasury Note, 4.500%, due 04/15/27. The aggregate market value of the collateral, including accrued interest, was $51,000,001.

100,000,000	3.570		06/01/26	$100,000,000
Maturity Value: $100,029,750
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 2.375% to 4.625%, due 02/15/42 to 05/15/54, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/31, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/40 to 05/15/49 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/53. The aggregate market value of the collateral, including accrued interest, was $102,000,002.

100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Bond, 1.125%, due 05/15/40, a U.S. Treasury Inflation-Indexed Bond, 1.000%, due 02/15/48, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 07/31/26 and U.S. Treasury Notes, 1.250% to 4.000%, due 12/15/27 to 03/31/31. The aggregate market value of the collateral, including accrued interest, was $101,999,999.

75,000,000	3.710	(d)	07/30/26	$75,000,000
Maturity Value: $77,821,147
Settlement Date: 07/30/25

Collateralized by a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/46 and U.S. Treasury Notes, 1.250% to 4.375%, due 11/30/26 to 10/31/29. The aggregate market value of the collateral, including accrued interest, was $76,500,001.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc.
$1,000,000	3.610%		06/01/26	$1,000,000
Maturity Value: $1,000,301
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 3.625% to 4.125%, due 02/15/53 to 08/15/53 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $1,020,037.

100,000,000	3.700		06/24/26	$100,000,000
Maturity Value: $101,993,889
Settlement Date: 12/12/25

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, a U.S. Treasury Inflation-Indexed Note, 2.125%, due 04/15/29 and U.S. Treasury Notes, 2.375% to 4.625%, due 04/15/29 to 05/31/29. The aggregate market value of the collateral, including accrued interest, was $102,000,069.

285,000,000	3.710		06/24/26	$285,000,000
Maturity Value: $290,786,054
Settlement Date: 12/09/25

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29, a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 1.625% to 4.000%, due 02/15/27 to 08/31/29. The aggregate market value of the collateral, including accrued interest, was $290,700,048.

200,000,000	3.720		06/24/26	$200,000,000
Maturity Value: $204,195,333
Settlement Date: 12/03/25

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 1.625% to 4.500%, due 05/31/29 to 08/15/29. The aggregate market value of the collateral, including accrued interest, was $204,000,007.

297,000,000	3.620	(d)	08/10/26	$297,000,000
Maturity Value: $302,435,433
Settlement Date: 02/09/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 2.625% to 4.500%, due 05/31/29 to 07/31/29. The aggregate market value of the collateral, including accrued interest, was $302,940,080.

412,000,000	3.620	(d)	08/18/26	$412,000,000
Maturity Value: $419,498,632
Settlement Date: 02/18/26

Collateralized by a U.S. Treasury Inflation-Indexed Bond, 3.875%, due 04/15/29, a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 2.375% to 4.625%, due 04/30/29 to 07/31/29. The aggregate market value of the collateral, including accrued interest, was $420,240,100.

800,000,000	3.610	(d)	09/08/26	$800,000,000
Maturity Value: $819,494,004
Settlement Date: 01/08/26

Collateralized by a U.S. Treasury Bond, 6.125%, due 08/15/29, U.S. Treasury Inflation-Indexed Notes, 0.250% to 1.625%, due 07/15/29 to 10/15/29 and U.S. Treasury Notes, 1.625% to 4.000%, due 02/15/27 to 09/30/29. The aggregate market value of the collateral, including accrued interest, was $816,000,054.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc. – (continued)
$140,000,000	3.540%		11/10/26	$140,000,000
Maturity Value: $143,772,067
Settlement Date: 02/09/26

Collateralized by U.S. Treasury Bonds, 4.500% to 4.750%, due 11/15/54 to 08/15/55, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 02/15/55 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $142,800,047.

138,000,000	3.620	(d)	11/13/26	$138,000,000
Maturity Value: $141,261,018
Settlement Date: 03/23/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.250%, due 07/15/29 and U.S. Treasury Notes, 2.375% to 4.500%, due 05/15/29 to 07/31/29. The aggregate market value of the collateral, including accrued interest, was $140,760,028.

150,000,000	3.700		12/14/26	$150,000,000
Maturity Value: $154,255,000
Settlement Date: 03/13/26

Collateralized by U.S. Treasury Bonds, 4.500% to 4.750%, due 11/15/54 to 08/15/55, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 02/15/55 and a U.S. Treasury Note, 2.250%, due 02/15/27. The aggregate market value of the collateral, including accrued interest, was $153,000,039.

Credit Agricole Corporate and Investment Bank
100,000,000	3.560		06/01/26	$100,000,000
Maturity Value: $100,029,667
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 1.375% to 4.000%, due 11/15/42 to 02/15/52, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.375%, due 02/15/42 to 02/15/56, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 10/15/27 to 07/15/35, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/27 to 02/15/53, U.S. Treasury Notes, 0.500% to 4.625%, due 06/30/26 to 08/15/34 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/40 to 05/15/53. The aggregate market value of the collateral, including accrued interest, was $102,000,029.

213,000,000	3.620	(d)	07/06/26	$213,000,000
Maturity Value: $216,855,302
Settlement Date: 01/07/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/13/26, U.S. Treasury Bonds, 1.875% to 4.750%, due 02/15/45 to 08/15/54, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 1.375% to 4.625%, due 02/15/27 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $217,260,000.

213,000,000	3.620	(d)	07/06/26	$213,000,000
Maturity Value: $216,855,302
Settlement Date: 01/07/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/13/26, U.S. Treasury Bonds, 1.875% to 4.750%, due 11/15/43 to 08/15/54 and U.S. Treasury Notes, 1.250% to 4.625%, due 05/15/27 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $217,260,003.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$275,000,000	3.620	%(d)	07/28/26	$275,000,000
Maturity Value: $280,005,155
Settlement Date: 01/28/26

Collateralized by U.S. Treasury Bonds, 1.875% to 4.625%, due 02/15/51 to 02/15/55, a U.S. Treasury Floating Rate Note, 3.823%, due 07/31/27, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 02/15/56, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 0.625% to 4.625%, due 05/15/27 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $280,499,999.

550,000,000	3.620	(d)	07/28/26	$550,000,000
Maturity Value: $560,010,310
Settlement Date: 01/28/26

Collateralized by U.S. Treasury Bonds, 1.375% to 3.125%, due 11/15/40 to 08/15/42, a U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 07/15/26 to 10/15/26 and U.S. Treasury Notes, 1.875% to 4.625%, due 05/15/27 to 02/29/32. The aggregate market value of the collateral, including accrued interest, was $561,000,000.

100,000,000	3.620	(d)	09/04/26	$100,000,000
Maturity Value: $101,840,167
Settlement Date: 03/05/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/23/26, a U.S. Treasury Bond, 1.375%, due 11/15/40, U.S. Treasury Inflation- Indexed Notes, 0.125% to 0.750%, due 10/15/26 to 07/15/31 and U.S. Treasury Notes, 2.000% to 5.000%, due 05/31/26 to 01/31/33. The aggregate market value of the collateral, including accrued interest, was $101,999,998.

241,000,000	3.620	(d)	09/11/26	$241,000,000
Maturity Value: $245,459,037
Settlement Date: 03/11/26

Collateralized by U.S. Treasury Bonds, 1.375% to 4.750%, due 11/15/40 to 08/15/52, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 10/15/26 to 07/15/31 and U.S. Treasury Notes, 1.375% to 4.375%, due 05/15/27 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $245,819,998.

70,000,000	3.610	(d)	10/02/26	$70,000,000
Maturity Value: $71,284,559
Settlement Date: 04/02/26

Collateralized by U.S. Treasury Bills, 0.000%, due 07/23/26 to 08/13/26, U.S. Treasury Bonds, 1.875% to 4.875%, due 02/15/42 to 02/15/55, a U.S. Treasury Inflation-Indexed Note, 0.125%, due 10/15/26 and U.S. Treasury Notes, 3.500% to 4.125%, due 11/30/29 to 11/30/30. The aggregate market value of the collateral, including accrued interest, was $71,399,998.

45,000,000	3.620	(d)	10/22/26	$45,000,000
Maturity Value: $45,823,550
Settlement Date: 04/23/26

Collateralized by a U.S. Treasury Bond, 4.875%, due 08/15/45, a U.S. Treasury Floating Rate Note, 3.823%, due 07/31/27, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 10/15/26 to 07/15/35 and U.S. Treasury Notes, 0.875% to 4.375%, due 11/15/26 to 02/15/34. The aggregate market value of the collateral, including accrued interest, was $45,900,002.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Credit Agricole Corporate and Investment Bank – (continued)
$385,000,000	3.620	%(d)	11/06/26	$385,000,000
Maturity Value: $391,929,789
Settlement Date: 05/11/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/23/26, U.S. Treasury Bonds, 2.000% to 4.625%, due 02/15/42 to 02/15/55, U.S. Treasury Inflation-Indexed Notes, 0.125%, due 07/15/26 to 07/15/31 and U.S. Treasury Notes, 0.875% to 4.500%, due 11/30/26 to 04/30/33. The aggregate market value of the collateral, including accrued interest, was $392,699,998.

Daiwa Capital Markets America, Inc.
83,854,167	3.630		06/01/26	$83,854,167
Maturity Value: $83,879,532
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 4.250%, due 11/30/26. The market value of the collateral, including accrued interest, was $85,531,250.
101,323,529	3.630		06/01/26	$101,323,529
Maturity Value: $101,354,180
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 0.000%, due 05/15/51. The market value of the collateral, including accrued interest, was $103,350,000.

Deutsche Bank Securities, Inc.
300,000,000	3.600		06/01/26	$300,000,000
Maturity Value: $300,090,000
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Bonds, 3.000% to 4.375%, due 08/15/43 to 02/15/48. The aggregate market value of the collateral, including accrued interest, was $306,000,061.

Fixed Income Clearing Corporation / Bank of New York Mellon (The)
221,000,000	3.580		06/01/26	$221,000,000
Maturity Value: $221,065,932
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 4.250%, due 06/30/29. The market value of the collateral, including accrued interest, was $225,420,071.
200,000,000	3.620		06/01/26	$200,000,000
Maturity Value: $200,060,333
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Bill, 1.750%, due 11/15/29 and U.S. Treasury Notes, 3.625% to 4.250%, due 08/31/29 to 05/15/35. The aggregate market value of the collateral, including accrued interest, was $204,000,000.

Fixed Income Clearing Corporation / BNP Paribas
3,300,000,000	3.610		06/01/26	$3,300,000,000
Maturity Value: $3,300,992,750
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 1.375% to 4.750%, due 05/15/41 to 05/15/54, U.S. Treasury Floating Rate Notes, 3.762% to 3.854%, due 07/31/26 to 10/31/27 and U.S. Treasury Notes, 0.625% to 4.500%, due 12/15/28 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $3,366,000,004.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / BofA Securities, Inc.
$200,000,000	3.630%	06/01/26	$200,000,000
Maturity Value: $200,060,500
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Bonds, 2.250% to 4.750%, due 11/15/39 to 05/15/54. The aggregate market value of the collateral, including accrued interest, was $204,000,005.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
100,000,000	3.590	06/01/26	$100,000,000
Maturity Value: $100,029,917
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bill, 4.125%, due 11/30/29. The market value of the collateral, including accrued interest, was $102,000,000.
200,000,000	3.620	06/01/26	$200,000,000
Maturity Value: $200,060,333
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 4.375% to 4.750%, due 08/15/39 to 11/15/53, a U.S. Treasury Inflation-Indexed Bond, 0.250%, due 02/15/50 and a U.S. Treasury Note, 0.500%, due 10/31/27. The aggregate market value of the collateral, including accrued interest, was $204,000,024.

1,800,000,000	3.620	06/01/26	$1,800,000,000
Maturity Value: $1,800,543,000
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bills, 0.125% to 3.375%, due 10/15/26 to 05/15/33, U.S. Treasury Bonds, 1.625% to 4.125%, due 08/31/29 to 04/15/30 and a U.S. Treasury Note, 3.500%, due 09/30/29. The aggregate market value of the collateral, including accrued interest, was $1,836,000,000.

HSBC Bank PLC
558,000,000	3.630	06/09/26	$558,000,000
Maturity Value: $591,477,664
Settlement Date: 10/25/24

Collateralized by a U.S. Treasury Bill, 0.000%, due 10/01/26, U.S. Treasury Bonds, 1.125% to 6.375%, due 08/15/27 to 11/15/55, U.S. Treasury Inflation-Indexed Bonds, 0.875% to 3.875%, due 04/15/29 to 02/15/48, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 01/15/28 to 01/15/33, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/27 and U.S. Treasury Notes, 0.500% to 4.625%, due 06/30/27 to 11/15/35. The aggregate market value of the collateral, including accrued interest, was $569,332,264.

HSBC Securities (USA), Inc.
377,000,000	3.620	06/09/26	$377,000,000
Maturity Value: $399,594,039
Settlement Date: 10/24/24

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 07/15/27 to 01/15/32, U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 02/15/29 to 05/15/45, a U.S. Treasury Note, 1.125%, due 02/15/31 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 10/15/26 to 02/15/54. The aggregate market value of the collateral, including accrued interest, was $384,656,004.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

J.P. Morgan Securities LLC
$1,350,000,000	3.620	%(d)	06/03/26	$1,350,000,000
Maturity Value: $1,357,737,754
Settlement Date: 04/07/26

Collateralized by U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 07/15/26 to 01/15/27 and a U.S. Treasury Note, 0.875%, due 11/15/30. The aggregate market value of the collateral, including accrued interest, was $1,381,251,527.

680,000,000	3.620	(d)	06/15/26	$680,000,000
Maturity Value: $684,307,802
Settlement Date: 04/13/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.125%, due 07/15/30 and a U.S. Treasury Note, 4.625%, due 09/30/30. The aggregate market value of the collateral, including accrued interest, was $695,741,493.

655,000,000	3.620	(d)	06/22/26	$655,000,000
Maturity Value: $659,544,610
Settlement Date: 04/14/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.500%, due 01/15/28 and a U.S. Treasury Note, 0.625%, due 12/31/27. The aggregate market value of the collateral, including accrued interest, was $670,162,793.

Joint Account I
1,499,000,000	3.610		06/01/26	$1,499,000,000
Maturity Value: $1,499,450,949
Settlement Date: 05/29/26

Prudential Insurance Company of America (The)
5,125,000	3.630		06/01/26	$5,125,000
Maturity Value: $5,126,550
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 4.125%, due 11/15/32. The market value of the collateral, including accrued interest, was $5,227,500.
7,656,250	3.630		06/01/26	$7,656,250
Maturity Value: $7,658,566
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 4.125%, due 02/29/32. The market value of the collateral, including accrued interest, was $7,809,375.
8,100,000	3.630		06/01/26	$8,100,000
Maturity Value: $8,102,450
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/51. The market value of the collateral, including accrued interest, was $8,262,000.
8,985,000	3.630		06/01/26	$8,985,000
Maturity Value: $8,987,718
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 0.000%, due 02/15/51. The market value of the collateral, including accrued interest, was $9,164,700.
11,137,500	3.630		06/01/26	$11,137,500
Maturity Value: $11,140,869
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 0.000%, due 08/15/51. The market value of the collateral, including accrued interest, was $11,360,250.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$12,950,000	3.630%	06/01/26	$12,950,000
Maturity Value: $12,953,917
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/53. The market value of the collateral, including accrued interest, was $13,209,000.
14,175,000	3.630	06/01/26	$14,175,000
Maturity Value: $14,179,288
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 11/15/48. The market value of the collateral, including accrued interest, was $14,458,500.
14,512,500	3.630	06/01/26	$14,512,500
Maturity Value: $14,516,890
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $14,802,750.
14,812,500	3.630	06/01/26	$14,812,500
Maturity Value: $14,816,981
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/41. The market value of the collateral, including accrued interest, was $15,108,750.
15,687,500	3.630	06/01/26	$15,687,500
Maturity Value: $15,692,245
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 08/15/50. The market value of the collateral, including accrued interest, was $16,001,250.
21,712,500	3.630	06/01/26	$21,712,500
Maturity Value: $21,719,068
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 0.000%, due 11/15/49. The market value of the collateral, including accrued interest, was $22,146,750.
26,875,000	3.630	06/01/26	$26,875,000
Maturity Value: $26,883,130
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/50. The market value of the collateral, including accrued interest, was $27,412,500.
30,762,500	3.630	06/01/26	$30,762,500
Maturity Value: $30,771,806
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 0.000%, due 05/15/48. The market value of the collateral, including accrued interest, was $31,377,750.
42,937,500	3.630	06/01/26	$42,937,500
Maturity Value: $42,950,489
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 0.000%, due 05/15/52. The market value of the collateral, including accrued interest, was $43,796,250.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Prudential Insurance Company of America (The) – (continued)
$51,800,000	3.630%		06/01/26	$51,800,000
Maturity Value: $51,815,670
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 02/15/48. The market value of the collateral, including accrued interest, was $52,836,000.
55,500,000	3.630		06/01/26	$55,500,000
Maturity Value: $55,516,789
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 4.750%, due 05/15/55. The market value of the collateral, including accrued interest, was $56,610,000.
145,543,750	3.630		06/01/26	$145,543,750
Maturity Value: $145,587,777
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Inflation Protected Security, 0.000%, due 11/15/47. The market value of the collateral, including accrued interest, was $148,454,625.

RBC Dominion Securities Inc.
314,000,000	3.600		06/01/26	$314,000,000
Maturity Value: $314,094,200
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Notes, 1.000% to 3.875%, due 10/31/27 to 07/31/30. The aggregate market value of the collateral, including accrued interest, was $320,280,093.
145,000,000	3.610	(d)	06/24/26	$145,000,000
Maturity Value: $147,646,331
Settlement Date: 12/24/25

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/02/26, U.S. Treasury Bonds, 2.875% to 4.625%, due 02/15/40 to 11/15/52 and U.S. Treasury Notes, 4.125% to 4.625%, due 04/30/29 to 10/31/29. The aggregate market value of the collateral, including accrued interest, was $147,900,066.

Royal Bank of Canada - New York Branch
100,000,000	3.670	(d)	06/02/26	$100,000,000
Maturity Value: $101,834,999
Settlement Date: 12/04/25
Collateralized by U.S. Treasury Notes, 1.250% to 3.750%, due 04/30/28 to 03/15/29. The aggregate market value of the collateral, including accrued interest, was $102,000,081.
400,000,000	3.590	(d)	09/01/26	$400,000,000
Maturity Value: $410,650,331
Settlement Date: 12/08/25
Collateralized by U.S. Treasury Notes, 0.625% to 4.500%, due 11/30/27 to 11/15/34. The aggregate market value of the collateral, including accrued interest, was $408,000,047.

Societe Generale
75,000,000	3.620	(d)	06/09/26	$75,000,000
Maturity Value: $77,933,710
Settlement Date: 05/19/25
Collateralized by a U.S. Treasury Bond, 1.875%, due 02/15/41. The market value of the collateral, including accrued interest, was $76,500,028.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Societe Generale – (continued)
$75,000,000	3.620%	06/09/26	$75,000,000
Maturity Value: $78,137,335
Settlement Date: 04/22/25
Collateralized by U.S. Treasury Bonds, 1.875% to 2.875%, due 02/15/41 to 05/15/43. The aggregate market value of the collateral, including accrued interest, was $76,500,056.
75,000,000	3.620	06/09/26	$75,000,000
Maturity Value: $79,125,293
Settlement Date: 12/12/24
Collateralized by a U.S. Treasury Bond, 2.875%, due 05/15/43. The market value of the collateral, including accrued interest, was $76,500,005.

Sumitomo Mitsui Banking Corporation
100,000,000	3.610	06/01/26	$100,000,000
Maturity Value: $100,030,083
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 3.125% to 4.625%, due 11/15/41 to 05/15/44 and U.S. Treasury Notes, 2.250% to 4.250%, due 11/15/27 to 08/15/35. The aggregate market value of the collateral, including accrued interest, was $ 102,030,759.

Wells Fargo Securities, LLC
100,000,000	3.610	06/01/26	$100,000,000
Maturity Value: $100,030,083
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 3.625%, due 10/31/30. The market value of the collateral, including accrued interest, was $ 102,000,010

TOTAL REPURCHASE AGREEMENTS			$21,352,450,196

TOTAL INVESTMENTS - 101.5%			$39,319,381,734

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%			(572,511,531)

NET ASSETS - 100.0%			$38,746,870,203

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(c)	Unless noted, all repurchase agreements were entered into on May 31, 2026. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.
(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
PLC	—Public Limited Company
T-Bill	—Treasury Bill

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 110.2%

United States Treasury Bills
$915,189,800	3.665%		06/04/26	$914,915,101
48,640,900	3.668		06/04/26	48,626,300
63,071,500	3.689		06/04/26	63,052,569
180,966,900	3.694		06/04/26	180,912,582
67,764,000	3.576		06/09/26	67,709,744
71,769,900	3.629		06/09/26	71,712,436
74,292,000	3.655		06/09/26	74,232,517
498,992,900	3.660		06/09/26	498,593,373
75,558,500	3.665		06/09/26	75,498,003
649,000,000	3.670		06/09/26	648,480,368
343,042,000	3.655		06/11/26	342,699,534
46,103,500	3.684		06/11/26	46,057,474
97,517,000	3.689		06/11/26	97,419,647
837,266,200	3.647		06/16/26	836,021,021
119,489,600	3.650		06/16/26	119,311,896
300,000,000	3.665		06/16/26	299,553,841
231,970,700	3.681		06/16/26	231,625,714
461,000,000	3.660		06/18/26	460,216,294
248,496,600	3.665		06/18/26	248,074,153
18,012,300	3.657		06/23/26	17,972,568
267,149,200	3.670		06/23/26	266,559,910
69,368,200	3.675		06/23/26	69,215,185
18,157,900	3.676		06/23/26	18,117,846
35,044,400	3.690		06/23/26	34,967,098
22,127,800	3.665		06/25/26	22,074,512
14,017,700	3.671		06/25/26	13,983,943
48,321,000	3.704		06/25/26	48,204,634
21,065,200	3.667		06/30/26	21,005,618
107,644,200	3.684		06/30/26	107,339,735
1,649,912,700	3.691	(a)	06/30/26	1,645,246,024
11,392,400	3.586		07/02/26	11,357,415
1,638,100	3.589		07/02/26	1,633,070
3,501,300	3.592		07/02/26	3,490,548
4,037,200	3.595		07/02/26	4,024,802
73,909,300	3.600		07/02/26	73,682,330
3,239,100	3.603		07/02/26	3,229,153
13,251,000	3.606		07/02/26	13,210,307
3,229,800	3.607		07/02/26	3,219,882
231,252,100	3.612		07/02/26	230,541,943
2,991,500	3.624		07/02/26	2,982,313
1,000,000,000	3.645		07/02/26	996,929,077
93,631,100	3.681		07/02/26	93,343,566
40,064,300	3.689		07/02/26	39,941,266
52,143,700	3.694		07/02/26	51,983,571
32,024,200	3.697		07/02/26	31,925,856
31,489,800	3.707		07/02/26	31,393,097
1,068,200	3.670		07/07/26	1,064,365
94,554,200	3.684		07/07/26	94,214,740
28,413,700	3.678		07/09/26	28,305,696
273,277,400	3.681		07/09/26	272,238,643
477,041,200	3.684		07/09/26	475,227,914
165,088,000	3.686		07/09/26	164,460,482
33,999,400	3.665		07/14/26	33,853,406
130,239,200	3.704		07/16/26	129,650,217
42,587,500	3.705		07/16/26	42,394,906
20,099,400	3.697	(a)	07/30/26	19,979,990
87,800	3.679		08/06/26	87,221
89,212,000	3.684		08/06/26	88,623,201

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$7,816,200	3.696%		08/18/26	$7,754,810
7,025,400	3.647		08/20/26	6,969,743
35,126,700	3.696		08/25/26	34,827,771
197,215,300	3.699		08/25/26	195,536,994
201,237,100	3.694		09/01/26	199,385,719
25,032,200	3.689		09/08/26	24,783,788
16,529,900	3.704		09/08/26	16,365,862
49,797,100	3.709		09/08/26	49,302,929
24,105,900	3.676		09/17/26	23,847,470
16,439,100	3.678		09/17/26	16,262,863
21,918,800	3.681		09/17/26	21,683,817
89,652,600	3.686		09/17/26	88,691,468
92,000,800	3.691		09/17/26	91,014,494
27,927,500	3.723		09/17/26	27,628,100
225,712,600	3.714		09/22/26	223,147,878
33,100,200	3.720	(a)	09/29/26	32,703,572
34,667,400	3.712		10/15/26	34,196,278
5,554,200	3.713		10/15/26	5,478,720
5,554,100	3.720		10/15/26	5,478,621
17,138,000	3.723		10/15/26	16,905,098
64,801,900	3.702		10/22/26	63,877,807
87,393,000	3.619		10/29/26	86,108,713
52,154,500	3.695		10/29/26	51,388,062
64,522,100	3.712		10/29/26	63,573,913
13,217,300	3.697		11/05/26	13,010,020
14,421,000	3.702		11/05/26	14,194,843
26,342,900	3.726		11/05/26	25,929,779
1,974,300	3.702		11/12/26	1,941,846
4,563,900	3.723		11/12/26	4,488,877
20,098,400	3.728		11/12/26	19,768,017
12,342,400	3.728		11/19/26	12,130,759
28,473,800	3.548		12/24/26	27,923,085
4,285,800	3.711		04/15/27	4,151,791
3,986,800	3.714		04/15/27	3,862,140
16,072,400	3.717		04/15/27	15,569,846
1,993,400	3.722		04/15/27	1,931,070
8,786,600	3.728		04/15/27	8,511,859
9,967,200	3.733		04/15/27	9,655,544
United States Treasury Floating Rate Note
11,335,600	4.155		06/30/26	11,306,835
7,634,500	4.197		06/30/26	7,615,127
9,538,500	3.660		07/31/26	9,545,108
1,706,400	3.756		07/31/26	1,707,582
3,981,000	3.789		07/31/26	3,983,758
6,729,400	3.846		07/31/26	6,734,062
4,639,800	3.912		07/31/26	4,643,014
10,211,200	3.939		07/31/26	10,174,751
4,842,400	3.953		07/31/26	4,845,755
6,320,600	3.959		07/31/26	6,324,979
1,066,100	3.965		07/31/26	1,066,839
9,279,600	3.973		07/31/26	9,286,029
12,372,900	3.985		07/31/26	12,305,103
928,200	3.990		07/31/26	923,114
15,392,900	4.006		07/31/26	15,308,554
8,599,000	4.088		07/31/26	8,551,882
5,159,400	4.098		07/31/26	5,131,129
8,565,400	4.099		07/31/26	8,518,466
5,139,200	4.104		07/31/26	5,142,760
10,278,500	4.109		07/31/26	10,285,621

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$15,381,900	4.111%	07/31/26	$15,297,615
12,848,100	4.119	07/31/26	12,804,133
6,526,300	3.626	08/31/26	6,476,404
8,914,200	3.881	08/31/26	8,846,048
24,960,000	3.886	08/31/26	24,769,173
8,523,800	3.895	08/31/26	8,458,633
3,177,500	3.910	08/31/26	3,153,207
7,131,300	3.922	08/31/26	7,076,779
5,107,800	3.926	08/31/26	5,068,749
3,466,900	3.933	08/31/26	3,440,394
10,228,600	3.934	08/31/26	10,150,399
7,746,300	3.935	08/31/26	7,687,077
19,239,700	3.938	08/31/26	19,092,607
27,695,200	3.977	08/31/26	27,681,514
8,361,100	3.663	09/30/26	8,282,557
3,074,800	3.673	09/30/26	3,045,916
5,221,000	3.689	09/30/26	5,171,955
5,753,700	3.692	09/30/26	5,699,651
7,832,400	3.695	09/30/26	7,826,236
1,237,300	3.697	09/30/26	1,236,326
763,200	3.699	09/30/26	762,599
26,455,900	3.705	09/30/26	26,282,021
10,795,100	3.709	09/30/26	10,771,119
10,289,900	3.710	09/30/26	10,281,802
13,945,500	3.714	09/30/26	13,814,498
3,189,900	3.719	09/30/26	3,187,390
4,726,600	3.733	09/30/26	4,682,199
4,784,900	3.790	09/30/26	4,739,951
3,650,400	3.803	09/30/26	3,616,109
7,731,800	3.817	09/30/26	7,659,169
11,905,400	3.846	09/30/26	11,793,563
20,169,900	3.847	09/30/26	19,980,428
3,842,300	3.848	09/30/26	3,839,276
6,743,400	3.849	09/30/26	6,738,093
19,506,700	3.862	09/30/26	19,365,430
37,463,500	3.867	09/30/26	37,111,574
6,975,200	3.543	11/30/26	6,909,608
5,506,600	3.575	11/30/26	5,454,818
2,483,800	3.655	11/30/26	2,490,831
13,232,500	3.666	11/30/26	13,269,957
3,503,600	3.668	11/30/26	3,513,517
14,970,300	3.671	11/30/26	15,012,676
4,890,000	3.676	11/30/26	4,903,842
6,654,800	3.678	11/30/26	6,673,637
3,244,100	3.680	11/30/26	3,253,283
1,663,700	3.681	11/30/26	1,668,409
3,504,500	3.705	11/30/26	3,514,420
3,403,700	3.714	11/30/26	3,363,628
16,238,100	3.536	12/31/26	16,294,917
10,293,800	3.541	12/31/26	10,156,348
8,001,600	3.547	12/31/26	7,894,756
15,205,900	3.612	12/31/26	15,002,858
24,887,700	3.613	12/31/26	24,555,378
7,742,500	3.614	12/31/26	7,639,115
3,317,700	3.615	12/31/26	3,273,399
3,312,400	3.620	12/31/26	3,268,170
6,972,800	3.629	12/31/26	6,997,198
15,792,400	3.635	12/31/26	15,635,850
12,200,500	3.642	12/31/26	12,243,189

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$3,360,700	3.643%		12/31/26	$3,372,459
5,157,200	3.646		12/31/26	5,088,337
16,379,900	3.487		02/15/27	16,438,675
11,030,700	3.783		02/15/27	11,070,281
4,257,100	3.566		02/28/27	4,273,737
8,186,600	3.578		02/28/27	8,218,593
4,848,200	3.657		02/28/27	4,867,147
6,760,800	3.744		02/28/27	6,787,221
3,425,000	3.611		03/15/27	3,440,865
2,987,200	3.683		03/15/27	3,001,037
18,223,200	3.528		03/31/27	18,264,517
15,856,400	3.532		03/31/27	15,892,351
15,607,200	3.543		03/31/27	15,642,586
11,588,900	3.558		03/31/27	11,615,175
7,856,500	3.583		03/31/27	7,874,313
9,106,600	3.591		03/31/27	9,127,247
8,442,200	3.594		03/31/27	8,461,341
48,524,500	3.599		03/31/27	48,582,961
14,798,800	3.604		03/31/27	14,832,353
21,299,300	3.609		03/31/27	20,976,145
19,482,700	3.623		03/31/27	19,526,873
14,888,000	3.654		03/31/27	14,921,755
7,468,100	3.658		03/31/27	7,485,032
7,468,100	3.662		03/31/27	7,485,032
25,391,500	3.675		03/31/27	25,134,929
7,468,100	3.680		03/31/27	7,485,032
10,767,000	3.797		03/31/27	10,658,204
9,228,800	3.819		03/31/27	9,135,547
15,381,400	3.829		03/31/27	15,225,977
35,032,800	3.740		04/30/27	35,031,762
58,890,100	3.746		04/30/27	58,714,867
3,307,000	3.749		04/30/27	3,211,227
4,983,600	3.750		04/30/27	4,983,452
30,200,000	3.751		04/30/27	30,066,944
19,102,800	3.754		04/30/27	18,783,630
5,980,200	3.761		04/30/27	5,980,023
5,852,900	3.765		04/30/27	5,683,396
7,535,700	3.768		04/30/27	7,535,477
7,316,100	3.781		04/30/27	7,104,220
7,316,100	3.782		04/30/27	7,315,883
125,000,000	3.789	(b)	04/30/27	125,031,575
10,242,600	3.790		04/30/27	9,945,967
4,389,700	3.791		04/30/27	4,350,588
4,389,700	3.794		04/30/27	4,350,588
14,632,300	3.795		04/30/27	14,631,867
9,315,600	3.757		05/15/27	9,374,419
9,213,200	3.758		05/15/27	9,095,094
8,625,200	3.764		05/15/27	8,514,632
4,396,800	3.836		05/15/27	4,424,561
6,406,800	3.888		05/15/27	6,447,252
19,905,200	3.784		05/31/27	19,917,753
19,588,800	3.789		05/31/27	19,543,376
37,927,600	3.808		05/31/27	37,775,687
7,767,500	3.809		05/31/27	7,678,772
4,188,500	3.810		05/31/27	4,191,141
10,002,000	3.901		05/31/27	10,008,308
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.098%)
27,297,800	3.728	(b)	01/31/27	27,287,589

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$7,812,500	3.729	%(b)	01/31/27	$7,809,578
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.099%)
9,680,300	3.725	(b)	01/31/28	9,680,321
33,446,800	3.726	(b)	01/31/28	33,446,875
117,917,900	3.727	(b)	01/31/28	117,918,165
51,571,800	3.728	(b)	01/31/28	51,571,916
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.103%)
92,106,400	3.730	(b)	04/30/28	92,128,657
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.159%)
271,115,100	3.790	(b)	07/31/27	270,996,275
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
20,119,900	3.783	(b)	04/30/27	20,124,983
205,258,600	3.784	(b)	04/30/27	205,310,449
145,172,400	3.786	(b)	04/30/27	145,209,071
475,869,700	3.787	(b)	04/30/27	475,989,906
184,503,600	3.788	(b)	04/30/27	184,550,206
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.182%)
15,469,000	3.805	(b)	07/31/26	15,468,408
37,130,200	3.809	(b)	07/31/26	37,128,779
94,107,600	3.815	(b)	07/31/26	94,103,999
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.190%)
191,791,200	3.814	(b)	10/31/27	191,791,200
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.205%)
15,688,600	3.829	(b)	10/31/26	15,690,052
285,001,700	3.831	(b)	10/31/26	285,028,087
5,089,000	3.832	(b)	10/31/26	5,089,471
148,412,900	3.833	(b)	10/31/26	148,426,641

TOTAL U.S. TREASURY OBLIGATIONS				$16,063,982,260

TOTAL INVESTMENTS - 110.2%				$16,063,982,260

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%				(1,491,871,488)

NET ASSETS - 100.0%				$14,572,110,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	—Money Market Yield
T-Bill	—Treasury Bill

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued) May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At May 31, 2026, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Financial Square Government	$50,500,000	$50,515,192	$51,514,893
Financial Square Treasury Obligations	1,499,000,000	1,499,450,949	1,529,125,251

REPURCHASE AGREEMENTS— At May 31, 2026, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Financial Square Government	Financial Square Treasury Obligations
BNP Paribus	3.610%	$26,578,948	$788,947,368
Credit Agricole Corporate and Investment Bank	3.610	7,973,684	236,684,211
Bank of Nova Scotia (The)	3.610	15,947,368	473,368,421

Total		$50,500,000	$1,499,000,000

At May 31, 2026, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
U.S. Treasury Bills	–	11/5/2026
U.S. Treasury Bonds	1.250% to 4.750	08/15/39 to 11/15/54
U.S. Treasury Inflation-Indexed Bonds	0.125 to 1.000	02/15/48 to 02/15/52
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.625	07/15/26 to 10/15/30
U.S. Treasury Interest-Only Stripped Securities	–	11/15/26 to 02/15/48
U.S. Treasury Notes	0.500 to 4.625	08/15/26 to 11/15/34
U.S. Treasury Principal-Only Stripped Securities	–	05/15/30 to 08/15/50

JOINT REPURCHASE AGREEMENT ACCOUNT III— At May 31, 2026, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Financial Square Government	$657,930,000	$658,128,640	$677,667,901

REPURCHASE AGREEMENTS— At May 31, 2026, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Financial Square Government
Bank of America, N.A.	3.630%	$197,379,000
Bank of Montreal	3.620	131,586,000
Wells Fargo Securities, LLC	3.620	328,965,000

Total		$657,930,000

At May 31, 2026, the Joint Repurchase Agreement Account III was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.500%	05/01/34 to 06/01/56
Federal National Mortgage Association	2.000 to 5.500	08/01/42 to 05/01/56

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities May 31, 2026 (Unaudited)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Assets:

Investments, at value (cost $8,898,840,379, $108,908,904,389, $118,389,946,950 and $17,966,931,538, respectively)	$8,898,840,379	$108,908,904,389	$118,389,946,950	$17,966,931,538

Repurchase agreements, at value (Cost $–, $157,834,202,024, $– and $21,352,450,196, respectively)	—	157,834,202,024	—	21,352,450,196

Cash	1,094,323	2,069,081,683	7,138,246	296,673,509

Receivables:

Investments sold	22,022,868	333,112,254	358,602,413	77,209,090

Interest	7,458,079	783,911,792	124,313,822	107,553,859

Fund shares sold	1,173,877	63,745,484	79,577,335	10,286,942

Reimbursement from investment adviser	25,095	—	—	—

Other assets	487,907	3,445,610	998,641	983,282

Total assets	8,931,102,528	269,996,403,236	118,960,577,407	39,812,088,416

Liabilities:

Payables:

Investments purchased	1,118,889,197	332,688,605	15,315,005,137	977,110,897

Dividend distribution	6,277,669	407,452,855	128,959,681	60,070,867

Fund shares redeemed	1,604,039	96,309,171	22,740,052	23,224,586

Management fees	541,959	16,717,176	6,957,735	2,716,591

Distribution and Service fees and Transfer Agency fees	110,873	5,976,154	2,188,782	1,792,161

Accrued expenses	30,315	1,395,443	949,282	303,111

Total liabilities	1,127,454,052	860,539,404	15,476,800,669	1,065,218,213

Net Assets:

Paid-in capital	7,803,755,275	269,144,334,269	103,487,896,196	38,747,993,244

Total distributable loss	(106,799)	(8,470,437)	(4,119,458)	(1,123,041)

NET ASSETS	$7,803,648,476	$269,135,863,832	$103,483,776,738	$38,746,870,203

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) May 31, 2026 (Unaudited)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Net Assets:

Class A Shares	$—	$6,542,183,725	$—	$—

Class C Shares	—	7,302,190	—	—

Class D Shares	950,646	114,823,777	45,668,953	—

Service Shares	11,481,228	1,888,341,837	1,969,313,091	2,115,504,727

Preferred Shares	190,042,830	2,108,232,085	84,718,512	733,746,304

Administration Shares	165,425,180	12,689,744,544	2,087,900,495	2,569,785,533

Cash Management Shares	66,801,909	870,281,495	58,771,139	32,156,866

Institutional Shares	7,368,885,125	211,861,155,410	96,310,096,428	31,760,133,351

Capital Shares	61,558	4,958,420,484	328,949,409	1,297,577,266

Class R6 Shares	—	366,762,654	—	—

Drexel Hamilton Class Shares	—	9,644,224,618	—	—

Loop Class Shares	—	7,902,435,189	159,480,677	—

Premier Shares	—	115,266,903	1,376,153,754	14,539,693

Resource Shares	—	8,521,011	—	43,288,955

Seelaus Class Shares	—	9,221,126,404	11,832	—

Select Shares	—	837,041,506	1,062,702,084	180,137,508

Token Shares	—	—	10,364	—

Total Net Assets	$7,803,648,476	$269,135,863,832	$103,483,776,738	$38,746,870,203

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A Shares	—	6,542,385,665	—	—

Class C Shares	—	7,302,416	—	—

Class D Shares	950,660	114,827,379	45,670,772	—

Service Shares	11,481,392	1,888,400,829	1,969,391,701	2,115,560,840

Preferred Shares	190,045,549	2,108,297,032	84,721,884	733,767,530

Administration Shares	165,427,553	12,690,134,803	2,087,983,666	2,569,856,676

Cash Management Shares	66,802,866	870,308,333	58,773,480	32,157,794

Institutional Shares	7,368,990,621	211,867,789,190	96,313,932,377	31,761,063,682

Capital Shares	61,559	4,958,575,219	328,962,491	1,297,613,683

Class R6 Shares	—	366,774,042	—	—

Drexel Hamilton Class Shares	—	9,644,584,835	—	—

Loop Class Shares	—	7,902,672,266	159,487,041	—

Premier Shares	—	115,270,431	1,376,208,690	14,540,134

Resource Shares	—	8,521,275	—	43,290,186

Seelaus Class Shares	—	9,221,419,139	11,833	—

Select Shares	—	837,067,931	1,062,744,427	180,142,722

Token Shares	—	—	10,364	—

Net asset value, offering and redemption price per share:

Class A Shares	$—	$1.00	$—	$—

Class C Shares	—	1.00	—	—

Class D Shares	1.00	1.00	1.00	—

Service Shares	1.00	1.00	1.00	1.00

Preferred Shares	1.00	1.00	1.00	1.00

Administration Shares	1.00	1.00	1.00	1.00

Cash Management Shares	1.00	1.00	1.00	1.00

Institutional Shares	1.00	1.00	1.00	1.00

Capital Shares	1.00	1.00	1.00	1.00

Class R6 Shares	—	1.00	—	—

Drexel Hamilton Class Shares	—	1.00	—	—

Loop Class Shares	—	1.00	1.00	—

Premier Shares	—	1.00	1.00	1.00

Resource Shares	—	1.00	—	1.00

Seelaus Class Shares	—	1.00	1.00	—

Select Shares	—	1.00	1.00	1.00

Token Shares	—	—	1.00	—

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Assets and Liabilities (continued) May 31, 2026 (Unaudited)

Financial Square Treasury Solutions Fund

Assets:

Investments, at value (cost $16,063,982,260)	$16,063,982,260

Cash	115,101,833

Receivables:

Investments sold	52,750,651

Fund shares sold	36,887,333

Interest	18,204,369

Other assets	391,147

Total assets	16,287,317,593

Liabilities:

Payables:

Investments purchased	1,697,938,014

Dividend distribution	13,272,104

Fund shares redeemed	2,219,045

Management fees	1,010,437

Distribution and Service fees and Transfer Agency fees	645,660

Accrued expenses	121,561

Total liabilities	1,715,206,821

Net Assets:

Paid-in capital	14,572,494,319

Total distributable loss	(383,547)

NET ASSETS	$14,572,110,772

Net Assets:

Service Shares	$361,711,389

Preferred Shares	45,053,669

Administration Shares	1,194,434,521

Cash Management Shares	269,929,770

Institutional Shares	12,286,237,314

Capital Shares	302,677,960

Premier Shares	107,400,844

Select Shares	4,665,305

Total Net Assets	$14,572,110,772

Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Service Shares	361,720,931

Preferred Shares	45,054,858

Administration Shares	1,194,466,027

Cash Management Shares	269,936,905

Institutional Shares	12,286,560,548

Capital Shares	302,685,938

Premier Shares	107,403,683

Select Shares	4,665,428

Net asset value, offering and redemption price per share:

Service Shares	$1.00

Preferred Shares	1.00

Administration Shares	1.00

Cash Management Shares	1.00

Institutional Shares	1.00

Capital Shares	1.00

Premier Shares	1.00

Select Shares	1.00

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations For the Six Months Ended May 31, 2026 (Unaudited)

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund

Investment Income:

Interest income	$152,077,203	$5,210,850,934	$1,882,951,817	$827,165,721

Expenses:

Fund-Level Expenses:

Management fees	7,360,931	223,517,678	91,024,580	39,817,297

Registration fees	443,091	1,498,610	532,594	486,167

Transfer Agency fees	408,983	13,971,130	5,057,434	2,212,295

Custody, accounting and administrative services	141,862	3,990,270	1,464,537	686,205

Professional fees	57,935	122,061	82,983	109,505

Trustee fees	21,387	262,815	105,828	61,184

Printing and mailing fees	8,300	670,536	245,633	43,987

Other	47,542	707,766	263,365	146,123

Subtotal	8,490,031	244,740,866	98,776,954	43,562,763

Class Specific Expenses:

Administration Share fees	202,953	15,951,565	2,934,719	3,608,717

Preferred Share fees	92,601	1,137,085	56,682	399,511

Cash Management Share fees	74,621	2,194,569	134,908	80,454

Distribution fees - Cash Management Shares	44,773	1,316,748	80,945	48,272

Service Share fees	35,607	4,212,966	5,017,023	4,879,337

Capital Share fees	45	3,762,773	478,981	1,058,236

Distribution fees - Resource Shares	—	6,850	—	30,270

Select Share fees	—	141,672	143,644	23,075

Resource Share fees	—	22,832	—	100,900

Premier Share fees	—	208,071	2,406,974	23,202

Distribution and Service fees - Class A Shares	—	8,053,679	—	—

Distribution fees - Class C Shares	—	35,988	—	—

Total expenses	8,940,631	281,785,664	110,030,830	53,814,737

Less - expense reductions	(147,600)	(39,864)	—	—

Net expenses	8,793,031	281,745,800	110,030,830	53,814,737

NET INVESTMENT INCOME	$143,284,172	$4,929,105,134	$1,772,920,987	$773,350,984

Net realized gain from investment transactions	1,056,795	23,814,764	7,160,888	1,945,998

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$144,340,967	$4,952,919,898	$1,780,081,875	$775,296,982

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Operations (continued) For the Six Months Ended May 31, 2026 (Unaudited)

Financial Square Treasury Solutions Fund

Investment Income:

Interest income	$316,199,281

Expenses:

Fund-Level Expenses:

Management fees	15,277,708

Transfer Agency fees	848,848

Custody, accounting and administrative services	260,140

Registration fees	205,825

Professional fees	65,112

Printing and mailing fees	32,074

Trustee fees	29,066

Other	79,721

Subtotal	16,798,494

Class Specific Expenses:

Administration Share fees	1,406,276

Service Share fees	880,842

Cash Management Share fees	831,248

Distribution fees - Cash Management Shares	498,751

Capital Share fees	223,525

Premier Share fees	140,279

Preferred Share fees	21,666

Select Share fees	801

Total expenses	20,801,882

Less - expense reductions	—

NET INVESTMENT INCOME	$295,397,399

Net realized gain from investment transactions	1,402,052

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$296,799,451

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets

	Financial Square Federal Instruments Fund		Financial Square Government Fund
	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

From operations:

Net investment income	$143,284,172	$319,013,750	$4,929,105,134	$10,626,260,803

Net realized gain from investment transactions	1,056,795	2,611,211	23,814,764	65,559,434

Net increase in net assets resulting from operations	144,340,967	321,624,961	4,952,919,898	10,691,820,237

Distributions to shareholders:

From distributable earnings:

Class A Shares	–	–	(107,547,871)	(206,633,556)

Class C Shares	–	–	(93,172)	(147,487)

Class D Shares	(6,308)	(25,130)	(1,842,207)	(4,038,221)

Institutional Shares	(138,548,017)	(306,910,624)	(4,064,020,319)	(8,964,998,836)

Capital Shares	(1,036)	(2,365)	(86,280,220)	(184,545,129)

Service Shares	(218,063)	(690,014)	(26,024,803)	(53,750,350)

Preferred Shares	(3,199,796)	(6,065,451)	(39,732,616)	(83,111,704)

Select Shares	–	–	(16,835,945)	(42,619,002)

Administration Shares	(2,685,800)	(6,911,872)	(213,160,786)	(466,938,010)

Cash Management Shares	(410,767)	(1,179,734)	(12,243,137)	(28,997,063)

Premier Shares	–	–	(1,926,724)	(4,176,042)

Resource Shares	–	–	(134,326)	(351,440)

Class R6 Shares	–	–	(8,838,400)	(21,420,018)

Drexel Hamilton Class Shares	–	–	(172,271,840)	(358,571,142)

Loop Class Shares	–	–	(137,684,978)	(152,696,210)

Seelaus Class Shares	–	–	(89,654,031)	(123,716,321)

Total distributions to shareholders	(145,069,787)	(321,785,190)	(4,978,291,375)	(10,696,710,531)

From share transactions:

Proceeds from sales of shares	6,581,558,765	14,564,540,469	1,225,032,061,841	2,133,706,618,712

Reinvestment of distributions	109,171,147	248,212,016	2,464,265,824	5,368,737,106

Cost of shares redeemed	(7,147,433,921)	(13,446,190,684)	(1,236,870,750,281)	(2,124,479,132,206)

Net increase (decrease) in net assets resulting from share transactions	(456,704,009)	1,366,561,801	(9,374,422,616)	14,596,223,612

TOTAL INCREASE (DECREASE)	(457,432,829)	1,366,401,572	(9,399,794,093)	14,591,333,318

Net Assets:

Beginning of period	$8,261,081,305	$6,894,679,733	$278,535,657,925	$263,944,324,607

End of period	$7,803,648,476	$8,261,081,305	$269,135,863,832	$278,535,657,925

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Instruments Fund		Financial Square Treasury Obligations Fund
	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

From operations:

Net investment income	$1,772,920,987	$3,889,836,645	$773,350,984	$1,888,026,924

Net realized gain from investment transactions	7,160,888	28,600,814	1,945,998	12,447,334

Net increase in net assets resulting from operations	1,780,081,875	3,918,437,459	775,296,982	1,900,474,258

Distributions to shareholders:

From distributable earnings:

Class D Shares	(831,292)	(1,850,150)	–	–

Institutional Shares	(1,664,526,106)	(3,639,316,834)	(660,819,906)	(1,623,250,230)

Capital Shares	(10,923,831)	(30,459,701)	(24,158,758)	(62,293,863)

Service Shares	(30,740,890)	(76,059,756)	(29,980,155)	(66,083,970)

Preferred Shares	(1,965,767)	(3,367,548)	(13,882,692)	(32,241,467)

Select Shares	(16,922,329)	(24,708,518)	(2,742,624)	(7,288,924)

Administration Shares	(38,892,431)	(97,356,401)	(48,041,531)	(108,242,895)

Cash Management Shares	(745,599)	(1,866,302)	(445,713)	(1,056,319)

Premier Shares	(22,081,759)	(40,782,637)	(214,090)	(535,442)

Resource Shares	–	–	(588,659)	(1,132,881)

Loop Class Shares	(2,683,812)	(4,464,175)	–	–

Seelaus Class Shares	(10,419)	(794,898)	–	–

Token Shares	(183)	(182,451)	–	–

Total distributions to shareholders	(1,790,324,418)	(3,921,209,371)	(780,874,128)	(1,902,125,991)

From share transactions:

Proceeds from sales of shares	158,580,174,550	280,825,733,108	172,424,885,834	314,707,459,592

Reinvestment of distributions	1,020,180,372	2,211,606,329	355,077,000	854,533,576

Cost of shares redeemed	(156,529,753,673)	(276,364,612,142)	(185,056,404,448)	(309,352,529,794)

Net increase (decrease) in net assets resulting from share transactions	3,070,601,249	6,672,727,295	(12,276,441,614)	6,209,463,374

TOTAL INCREASE (DECREASE)	3,060,358,706	6,669,955,383	(12,282,018,760)	6,207,811,641

Net Assets:

Beginning of period	$100,423,418,032	$93,753,462,649	$51,028,888,963	$44,821,077,322

End of period	$103,483,776,738	$100,423,418,032	$38,746,870,203	$51,028,888,963

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Statements of Changes in Net Assets (continued)

	Financial Square Treasury Solutions Fund
	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

From operations:

Net investment income	$295,397,399	$648,335,466

Net realized gain from investment transactions	1,402,052	4,931,695

Net increase in net assets resulting from operations	296,799,451	653,267,161

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(262,825,122)	(575,419,092)

Capital Shares	(5,087,662)	(7,889,220)

Service Shares	(5,391,957)	(13,266,831)

Preferred Shares	(750,897)	(2,249,666)

Select Shares	(94,103)	(244,551)

Administration Shares	(18,667,799)	(41,344,205)

Cash Management Shares	(4,606,135)	(10,312,439)

Premier Shares	(1,287,853)	(2,987,142)

Total distributions to shareholders	(298,711,528)	(653,713,146)

From share transactions:

Proceeds from sales of shares	24,015,414,864	40,228,906,441

Reinvestment of distributions	207,416,209	448,194,544

Cost of shares redeemed	(27,109,318,040)	(37,902,034,460)

Net increase (decrease) in net assets resulting from share transactions	(2,886,486,967)	2,775,066,525

TOTAL INCREASE (DECREASE)	(2,888,399,044)	2,774,620,540

Net Assets:

Beginning of period	$17,460,509,816	$14,685,889,276

End of period	$14,572,110,772	$17,460,509,816

The accompanying notes are an integral part of these financial statements.	45

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Class D Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2023(a)
			2025	2024

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.017		0.041	0.051	0.041

Net realized gain	0.001		– (c)	–	–	(c)

Total from investment operations	0.018		0.041	0.051	0.041

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.041)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.018)		(0.041)	(0.051)	(0.041)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(e)	1.79%		4.22%	5.22%	4.90%

Net assets, end of period (in 000’s)	$951		$215	$1,226	$1,441

Ratio of net expenses to average net assets	0.20	%(f)	0.20%	0.20%	0.20	%(f)

Ratio of total expenses to average net assets	0.21	%(f)	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	3.50	%(f)	4.17%	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

46	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Institutional Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.041	0.050	0.048	0.012	–	(b)

Net realized gain	–	(b)	– (b)	0.001	– (b)	– (b)	–	(b)

Total from investment operations	0.018		0.041	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.79%		4.22%	5.22%	4.90%	1.18%	0.01%

Net assets, end of period (in 000’s)	$7,368,885		$7,878,631	$6,482,065	$4,869,355	$3,229,145	$2,667,247

Ratio of net expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.20%	0.18%	0.09%

Ratio of total expenses to average net assets	0.21	%(e)	0.20%	0.20%	0.20%	0.21%	0.20%

Ratio of net investment income to average net assets	3.51	%(e)	4.10%	5.05%	4.83%	1.18%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	47

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Capital Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.049	0.045	0.011	–	(b)

Net realized gain	–	(b)	– (b)	–	0.001	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.049	0.046	0.011	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.049)	(0.046)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.049)	(0.046)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.71%		4.07%	5.06%	4.74%	1.08%	0.01%

Net assets, end of period (in 000’s)	$62		$61	$58	$55	$130	$527

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.27%	0.09%

Ratio of total expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.36%	0.35%

Ratio of net investment income to average net assets	3.37	%(e)	3.96%	4.91%	4.49%	0.66%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

48	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.015		0.036	0.046	0.043	0.009	–	(b)

Net realized gain	–	(b)	– (b)	–	– (b)	– (b)	–	(b)

Total from investment operations	0.015		0.036	0.046	0.043	0.009	–	(b)

Distributions to shareholders from net investment income	(0.015)		(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.015)		(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.53%		3.71%	4.70%	4.38%	0.86%	0.01%

Net assets, end of period (in 000’s)	$11,481		$13,182	$27,105	$44,902	$10,055	$9,839

Ratio of net expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.51%	0.09%

Ratio of total expenses to average net assets	0.71	%(e)	0.70%	0.70%	0.70%	0.71%	0.70%

Ratio of net investment income to average net assets	3.02	%(e)	3.63%	4.59%	4.31%	0.86%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	49

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.050	0.046	0.011	–	(b)

Net realized gain	–	(b)	– (b)	–	0.001	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.050	0.047	0.011	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.74%		4.12%	5.11%	4.80%	1.11%	0.01%

Net assets, end of period (in 000’s)	$190,043		$180,120	$140,081	$107,656	$174,388	$2,873

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.30%	0.28%	0.09%

Ratio of total expenses to average net assets	0.31	%(e)	0.30%	0.30%	0.30%	0.31%	0.30%

Ratio of net investment income to average net assets	3.41	%(e)	4.00%	4.96%	4.61%	1.75%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

50	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.039	0.048	0.046	0.010	–	(b)

Net realized loss	–	(b)	– (b)	–	(0.001)	– (b)	–	(b)

Total from investment operations	0.016		0.039	0.048	0.045	0.010	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.039)	(0.048)	(0.045)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.039)	(0.048)	(0.045)	(0.010)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.66%		3.96%	4.96%	4.64%	1.01%	0.01%

Net assets, end of period (in 000’s)	$165,425		$164,820	$188,163	$182,443	$79,251	$63,937

Ratio of net expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.45%	0.36%	0.09%

Ratio of total expenses to average net assets	0.46	%(e)	0.45%	0.45%	0.45%	0.46%	0.45%

Ratio of net investment income to average net assets	3.26	%(e)	3.86%	4.81%	4.60%	1.19%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	51

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Federal Instruments Fund

	Cash Management Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.033	0.042	0.041	0.007	–	(b)

Net realized gain (loss)	–	(b)	– (b)	0.001	(0.001)	– (b)	–	(b)

Total from investment operations	0.014		0.033	0.043	0.040	0.007	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.033)	(0.043)	(0.040)	(0.007)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.033)	(0.043)	(0.040)	(0.007)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.38%		3.40%	4.38%	4.07%	0.70%	0.01%

Net assets, end of period (in 000’s)	$66,802		$24,053	$55,980	$21,081	$7,791	$127,537

Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00%	0.58%	0.09%

Ratio of total expenses to average net assets	1.01	%(e)	1.00%	1.00%	1.00%	1.01%	1.00%

Ratio of net investment income to average net assets	2.71	%(e)	3.34%	4.22%	4.07%	0.33%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

52	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class A Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.039	0.048	0.047	0.011	–	(b)

Net realized gain (loss)	–	(b)	– (b)	0.001	(0.001)	– (b)	–	(b)

Total from investment operations	0.016		0.039	0.049	0.046	0.011	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.68%		4.02%	4.98%	4.67%	1.07%	0.03%

Net assets, end of period (in 000’s)	$6,542,184		$6,056,201	$4,346,729	$2,578,102	$609,601	$600,756

Ratio of net expenses to average net assets	0.43	%(e)	0.42%	0.43%	0.43%	0.31%	0.07%

Ratio of total expenses to average net assets	0.43	%(e)	0.42%	0.43%	0.43%	0.43%	0.43%

Ratio of net investment income to average net assets	3.30	%(e)	3.91%	4.83%	4.72%	0.99%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	53

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class C Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.013		0.032	0.041	0.038	0.007	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.013		0.032	0.041	0.038	0.007	–	(b)

Distributions to shareholders from net investment income	(0.013)		(0.032)	(0.041)	(0.038)	(0.007)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.013)		(0.032)	(0.041)	(0.038)	(0.007)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.30%		3.24%	4.20%	3.89%	0.67%	0.03%

Net assets, end of period (in 000’s)	$7,302		$5,280	$4,648	$5,211	$5,578	$5,029

Ratio of net expenses to average net assets	1.18	%(e)	1.17%	1.18%	1.18%	0.75%	0.07%

Ratio of total expenses to average net assets	1.18	%(e)	1.17%	1.18%	1.18%	1.18%	1.18%

Ratio of net investment income to average net assets	2.55	%(e)	3.17%	4.11%	3.80%	0.68%	0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

54	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class D Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,			Period Ended November 30, 2022(a)
			2025	2024	2023

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.018		0.042	0.051	0.050	0.008

Net realized loss	–	(c)	– (c)	– (c)	(0.002)	–	(c)

Total from investment operations	0.018		0.042	0.051	0.048	0.008

Distributions to shareholders from net investment income	(0.018)		(0.042)	(0.051)	(0.048)	(0.008)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	–

Total distributions(d)	(0.018)		(0.042)	(0.051)	(0.048)	(0.008)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(e)	1.80%		4.28%	5.25%	4.93%	0.82%

Net assets, end of period (in 000’s)	$114,824		$99,102	$86,563	$81,635	$10

Ratio of net expenses to average net assets	0.18	%(f)	0.17%	0.18%	0.18%	0.15	%(f)

Ratio of total expenses to average net assets	0.18	%(f)	0.17%	0.18%	0.18%	0.18	%(f)

Ratio of net investment income to average net assets	3.55	%(f)	4.17%	5.11%	4.98%	2.92	%(f)

(a)	Commenced operations on August 22, 2022.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current period net investment income or net realized gains as distributions may be paid from current or prior period earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	55

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Institutional Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.042	0.051	0.048	0.012	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	–	– (b)	–	(b)

Total from investment operations	0.018		0.042	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.80%		4.28%	5.25%	4.93%	1.25%	0.03%

Net assets, end of period (in 000’s)	$211,861,155		$227,293,697	$219,702,381	$214,557,639	$230,046,292	$194,824,984

Ratio of net expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18%	0.15%	0.07%

Ratio of total expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18%	0.18%	0.18%

Ratio of net investment income to average net assets	3.56	%(e)	4.17%	5.10%	4.82%	1.30%	0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Capital Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.050	0.047	0.011	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.050	0.047	0.011	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.73%		4.12%	5.09%	4.77%	1.14%	0.03%

Net assets, end of period (in 000’s)	$4,958,420		$5,084,630	$3,764,796	$3,856,324	$3,087,619	$1,675,429

Ratio of net expenses to average net assets	0.33	%(e)	0.32%	0.33%	0.33%	0.27%	0.07%

Ratio of total expenses to average net assets	0.33	%(e)	0.32%	0.33%	0.33%	0.33%	0.33%

Ratio of net investment income to average net assets	3.40	%(e)	4.02%	4.96%	4.70%	1.40%	0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	57

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.015		0.037	0.046	0.043	0.009	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.015		0.037	0.046	0.043	0.009	–	(b)

Distributions to shareholders from net investment income	(0.015)		(0.037)	(0.046)	(0.043)	(0.009)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.015)		(0.037)	(0.046)	(0.043)	(0.009)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.55%		3.76%	4.72%	4.41%	0.92%	0.03%

Net assets, end of period (in 000’s)	$1,888,342		$1,447,927	$1,333,376	$1,476,967	$1,190,570	$908,881

Ratio of net expenses to average net assets	0.68	%(e)	0.67%	0.68%	0.68%	0.50%	0.07%

Ratio of total expenses to average net assets	0.68	%(e)	0.67%	0.68%	0.68%	0.68%	0.68%

Ratio of net investment income to average net assets	3.05	%(e)	3.67%	4.61%	4.34%	1.01%	0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.041	0.050	0.048	0.012	–	(b)

Net realized loss	–	(b)	– (b)	–	(0.001)	– (b)	–	(b)

Total from investment operations	0.017		0.041	0.050	0.047	0.012	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.041)	(0.050)	(0.047)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.041)	(0.050)	(0.047)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.75%		4.17%	5.14%	4.82%	1.18%	0.03%

Net assets, end of period (in 000’s)	$2,108,232		$2,340,936	$1,971,951	$2,183,829	$1,742,072	$1,077,741

Ratio of net expenses to average net assets	0.28	%(e)	0.27%	0.28%	0.28%	0.23%	0.07%

Ratio of total expenses to average net assets	0.28	%(e)	0.27%	0.28%	0.28%	0.28%	0.28%

Ratio of net investment income to average net assets	3.46	%(e)	4.06%	5.01%	4.76%	1.40%	0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	59

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Select Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.041	0.051	0.048	0.012	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.018		0.041	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.79%		4.25%	5.21%	4.90%	1.23%	0.03%

Net assets, end of period (in 000’s)	$837,042		$965,078	$1,136,817	$1,355,264	$1,119,156	$1,181,542

Ratio of net expenses to average net assets	0.21	%(e)	0.20%	0.21%	0.21%	0.17%	0.07%

Ratio of total expenses to average net assets	0.21	%(e)	0.20%	0.21%	0.21%	0.21%	0.21%

Ratio of net investment income to average net assets	3.53	%(e)	4.14%	5.07%	4.81%	1.42%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.039	0.048	0.046	0.011	–	(b)

Net realized gain	–	(b)	– (b)	0.001	– (b)	– (b)	–	(b)

Total from investment operations	0.016		0.039	0.049	0.046	0.011	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.68%		4.02%	4.98%	4.67%	1.07%	0.03%

Net assets, end of period (in 000’s)	$12,689,745		$12,960,786	$12,512,474	$10,067,366	$9,178,619	$7,904,302

Ratio of net expenses to average net assets	0.43	%(e)	0.42%	0.43%	0.43%	0.32%	0.07%

Ratio of total expenses to average net assets	0.43	%(e)	0.42%	0.43%	0.43%	0.43%	0.43%

Ratio of net investment income to average net assets	3.31	%(e)	3.92%	4.84%	4.59%	1.07%	0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	61

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Cash Management Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.034	0.043	0.041	0.008	–	(b)

Net realized loss	–	(b)	– (b)	– (b)	(0.001)	– (b)	–	(b)

Total from investment operations	0.014		0.034	0.043	0.040	0.008	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.034)	(0.043)	(0.040)	(0.008)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.034)	(0.043)	(0.040)	(0.008)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.40%		3.45%	4.41%	4.09%	0.76%	0.03%

Net assets, end of period (in 000’s)	$870,281		$819,338	$638,455	$542,413	$148,429	$302,333

Ratio of net expenses to average net assets	0.98	%(e)	0.97%	0.98%	0.98%	0.61%	0.07%

Ratio of total expenses to average net assets	0.98	%(e)	0.97%	0.98%	0.98%	0.98%	0.98%

Ratio of net investment income to average net assets	2.75	%(e)	3.37%	4.30%	4.14%	0.45%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

62	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Premier Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.038	0.048	0.044	0.010	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	0.001	– (b)	–	(b)

Total from investment operations	0.016		0.038	0.048	0.045	0.010	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.038)	(0.048)	(0.045)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.038)	(0.048)	(0.045)	(0.010)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.63%		3.91%	4.88%	4.56%	1.01%	0.03%

Net assets, end of period (in 000’s)	$115,267		$120,111	$121,603	$119,784	$365,028	$9,922,502

Ratio of net expenses to average net assets	0.53	%(e)	0.52%	0.53%	0.53%	0.33%	0.07%

Ratio of total expenses to average net assets	0.53	%(e)	0.52%	0.53%	0.53%	0.53%	0.53%

Ratio of net investment income to average net assets	3.21	%(e)	3.82%	4.76%	4.39%	0.33%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	63

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Resource Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.035	0.044	0.042	0.008	–	(b)

Net realized gain	–	(b)	– (b)	0.001	–	– (b)	–	(b)

Total from investment operations	0.014		0.035	0.045	0.042	0.008	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.035)	(0.045)	(0.042)	(0.008)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.035)	(0.045)	(0.042)	(0.008)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.47%		3.60%	4.57%	4.25%	0.84%	0.03%

Net assets, end of period (in 000’s)	$8,521		$9,563	$10,429	$8,513	$9,214	$10,447

Ratio of net expenses to average net assets	0.83	%(e)	0.82%	0.83%	0.83%	0.56%	0.07%

Ratio of total expenses to average net assets	0.83	%(e)	0.82%	0.83%	0.83%	0.83%	0.83%

Ratio of net investment income to average net assets	2.91	%(e)	3.52%	4.45%	4.16%	0.83%	0.02%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Class R6 Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.042	0.051	0.048	0.012	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.018		0.042	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.80%		4.28%	5.25%	4.93%	1.25%	0.03%

Net assets, end of period (in 000’s)	$366,763		$527,583	$518,093	$316,732	$268,194	$311,454

Ratio of net expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18%	0.15%	0.07%

Ratio of total expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18%	0.18%	0.18%

Ratio of net investment income to average net assets	3.56	%(e)	4.17%	5.08%	4.83%	1.26%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	65

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Drexel Hamilton Class Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.042	0.051	0.049	0.012	–	(b)

Net realized loss	–	(b)	– (b)	– (b)	(0.001)	– (b)	–	(b)

Total from investment operations	0.018		0.042	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.80%		4.28%	5.25%	4.93%	1.25%	0.03%

Net assets, end of period (in 000’s)	$9,644,225		$12,281,366	$11,749,435	$11,012,314	$7,563,684	$4,948,288

Ratio of net expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18%	0.15%	0.07%

Ratio of total expenses to average net assets	0.18	%(e)	0.17%	0.18%	0.18%	0.18%	0.18%

Ratio of net investment income to average net assets	3.56	%(e)	4.18%	5.09%	4.91%	1.33%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

66	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Loop Class Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2021(a)
			2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.018		0.042	0.051	0.049	0.012	–	(c)

Net realized loss	–	(c)	– (c)	– (c)	(0.001)	– (c)	–	(c)

Total from investment operations	0.018		0.042	0.051	0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.018)		(0.042)	(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(e)	1.80%		4.28%	5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$7,902,435		$4,745,624	$3,700,089	$2,922,240	$2,365,925	$504,408

Ratio of net expenses to average net assets	0.18	%(g)	0.17%	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.18	%(g)	0.17%	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	3.54	%(g)	4.17%	5.09%	4.95%	1.36%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.	67

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Government Fund

	Seelaus Class Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2021(a)
			2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.018		0.041	0.050	0.049	0.012	–	(c)

Net realized gain (loss)	–	(c)	– (c)	0.001	(0.001)	– (c)	–	(c)

Total from investment operations	0.018		0.041	0.051	0.048	0.012	–	(c)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(e)	1.80%		4.28%	5.25%	4.93%	1.25%	–	%(f)

Net assets, end of period (in 000’s)	$9,221,126		$3,778,436	$2,346,486	$684,634	$2,005,266	$10

Ratio of net expenses to average net assets	0.18	%(g)	0.17%	0.18%	0.18%	0.15%	0.07	%(g)

Ratio of total expenses to average net assets	0.18	%(g)	0.17%	0.18%	0.18%	0.18%	0.18	%(g)

Ratio of net investment income to average net assets	3.54	%(g)	4.13%	5.00%	4.91%	1.55%	0.03	%(g)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Amount is less than 0.005%.
(g)	Annualized.

68	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Class D Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2023(a)
			2025	2024

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.018		0.041	0.051	0.041

Total from investment operations	0.018		0.041	0.051	0.041

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.041)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.018)		(0.041)	(0.051)	(0.041)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(e)	1.79%		4.21%	5.20%	4.14%

Net assets, end of period (in 000’s)	$45,669		$45,419	$31,501	$28,025

Ratio of net expenses to average net assets	0.20	%(f)	0.19%	0.20%	0.24	%(f)

Ratio of net investment income to average net assets	3.53	%(f)	4.08%	5.07%	4.93	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	69

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Institutional Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.041	0.051	0.047	0.011	–	(b)

Net realized gain	–	(b)	– (b)	–	0.001	– (b)	–	(b)

Total from investment operations	0.018		0.041	0.051	0.048	0.011	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.041)	(0.051)	(0.048)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.79%		4.21%	5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$96,310,096		$92,671,564	$86,340,277	$79,002,981	$92,045,963	$101,041,091

Ratio of net expenses to average net assets	0.20	%(e)	0.19%	0.20%	0.20%	0.17%	0.07%

Ratio of total expenses to average net assets	0.20	%(e)	0.19%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	3.53	%(e)	4.10%	5.05%	4.75%	1.11%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

70	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Capital Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.049	0.045	0.010	–	(b)

Net realized gain (loss)	–	(b)	(0.001)	–	0.001	– (b)	–	(b)

Total from investment operations	0.017		0.039	0.049	0.046	0.010	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.039)	(0.049)	(0.046)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.039)	(0.049)	(0.046)	(0.010)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.71%		4.05%	5.04%	4.68%	1.03%	0.01%

Net assets, end of period (in 000’s)	$328,949		$784,397	$1,054,741	$520,343	$957,608	$826,871

Ratio of net expenses to average net assets	0.35	%(e)	0.34%	0.35%	0.35%	0.27%	0.07%

Ratio of total expenses to average net assets	0.35	%(e)	0.34%	0.35%	0.35%	0.35%	0.35%

Ratio of net investment income to average net assets	3.38	%(e)	3.96%	4.87%	4.50%	1.09%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	71

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.015		0.036	0.045	0.042	0.008	–	(b)

Net realized gain	–	(b)	– (b)	0.001	0.001	– (b)	–	(b)

Total from investment operations	0.015		0.036	0.046	0.043	0.008	–	(b)

Distributions to shareholders from net investment income	(0.015)		(0.036)	(0.046)	(0.043)	(0.008)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.015)		(0.036)	(0.046)	(0.043)	(0.008)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.54%		3.69%	4.68%	4.32%	0.82%	0.01%

Net assets, end of period (in 000’s)	$1,969,313		$2,032,904	$2,048,743	$698,078	$912,338	$1,569,931

Ratio of net expenses to average net assets	0.70	%(e)	0.69%	0.69%	0.70%	0.47%	0.07%

Ratio of total expenses to average net assets	0.70	%(e)	0.69%	0.69%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets	3.03	%(e)	3.59%	4.50%	4.20%	0.69%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

72	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.049	0.048	0.011	–	(b)

Net realized gain (loss)	–	(b)	– (b)	0.001	(0.001)	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.050	0.047	0.011	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.050)	(0.047)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.74%		4.11%	5.10%	4.73%	1.07%	0.01%

Net assets, end of period (in 000’s)	$84,719		$127,023	$80,799	$63,099	$36,610	$78,191

Ratio of net expenses to average net assets	0.30	%(e)	0.29%	0.30%	0.30%	0.24%	0.07%

Ratio of total expenses to average net assets	0.30	%(e)	0.29%	0.30%	0.30%	0.30%	0.30%

Ratio of net investment income to average net assets	3.43	%(e)	3.99%	4.94%	4.80%	0.99%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	73

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Select Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.051	0.048	0.011	–	(b)

Net realized gain (loss)	–	(b)	0.001	–	(0.001)	– (b)	–	(b)

Total from investment operations	0.017		0.041	0.051	0.047	0.011	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.041)	(0.051)	(0.047)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.041)	(0.051)	(0.047)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.77%		4.18%	5.17%	4.81%	1.12%	0.01%

Net assets, end of period (in 000’s)	$1,062,702		$1,032,292	$357,644	$590,745	$444,262	$208,542

Ratio of net expenses to average net assets	0.23	%(e)	0.22%	0.23%	0.23%	0.19%	0.07%

Ratio of total expenses to average net assets	0.23	%(e)	0.22%	0.23%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	3.50	%(e)	4.01%	5.01%	4.80%	1.38%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

74	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.039	0.048	0.045	0.010	–	(b)

Net realized loss	–	(b)	(0.001)	–	–	– (b)	–	(b)

Total from investment operations	0.016		0.038	0.048	0.045	0.010	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.038)	(0.048)	(0.045)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.038)	(0.048)	(0.045)	(0.010)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.66%		3.95%	4.94%	4.58%	0.96%	0.01%

Net assets, end of period (in 000’s)	$2,087,900		$2,397,086	$2,518,815	$2,199,709	$2,188,569	$2,038,029

Ratio of net expenses to average net assets	0.45	%(e)	0.44%	0.45%	0.45%	0.34%	0.07%

Ratio of total expenses to average net assets	0.45	%(e)	0.44%	0.45%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	3.28	%(e)	3.85%	4.80%	4.49%	0.95%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	75

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Cash Management Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.033	0.042	0.040	0.007	–	(b)

Net realized gain	–	(b)	– (b)	0.001	–	– (b)	–	(b)

Total from investment operations	0.014		0.033	0.043	0.040	0.007	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.033)	(0.043)	(0.040)	(0.007)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.033)	(0.043)	(0.040)	(0.007)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.39%		3.38%	4.37%	4.01%	0.66%	0.01%

Net assets, end of period (in 000’s)	$58,771		$57,857	$55,282	$31,043	$6,964	$11,716

Ratio of net expenses to average net assets	1.00	%(e)	0.99%	0.99%	1.00%	0.54%	0.07%

Ratio of total expenses to average net assets	1.00	%(e)	0.99%	0.99%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets	2.73	%(e)	3.30%	4.21%	3.99%	0.31%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

76	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Premier Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.038	0.047	0.046	0.009	–	(b)

Net realized loss	–	(b)	(0.001)	–	(0.002)	– (b)	–	(b)

Total from investment operations	0.016		0.037	0.047	0.044	0.009	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.037)	(0.047)	(0.044)	(0.009)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.037)	(0.047)	(0.044)	(0.009)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.61%		3.85%	4.83%	4.47%	0.90%	0.01%

Net assets, end of period (in 000’s)	$1,376,154		$1,165,049	$1,222,917	$694,503	$215,864	$204,641

Ratio of net expenses to average net assets	0.55	%(e)	0.54%	0.55%	0.55%	0.39%	0.07%

Ratio of total expenses to average net assets	0.55	%(e)	0.54%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets	3.18	%(e)	3.76%	4.69%	4.59%	0.87%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	77

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Loop Class Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2021(a)
			2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.018		0.041	0.051	0.046	0.011	–	(c)

Net realized gain	–	(c)	– (c)	–	0.002	– (c)	–	(c)

Total from investment operations	0.018		0.041	0.051	0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.018)		(0.041)	(0.051)	(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(e)	1.79%		4.21%	5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$159,481		$109,804	$42,733	$41,599	$152,101	$200,012

Ratio of net expenses to average net assets	0.20	%(f)	0.19%	0.20%	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.20	%(f)	0.19%	0.20%	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	3.52	%(f)	4.08%	5.06%	4.60%	1.08%	0.01	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

78	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Seelaus Class Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,				Period Ended November 30, 2021(a)
			2025	2024	2023	2022

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(b)	0.018		0.041	0.047	0.052	0.011	–	(c)

Net realized gain (loss)	–	(c)	– (c)	0.004	(0.004)	– (c)	–	(c)

Total from investment operations	0.018		0.041	0.051	0.048	0.011	–	(c)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.011)	–	(c)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	– (c)	–	(c)

Total distributions (d)	(0.018)		(0.041)	(0.051)	(0.048)	(0.011)	–	(c)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(e)	1.79%		4.21%	5.20%	4.84%	1.14%	0.01%

Net assets, end of period (in 000’s)	$12		$12	$11	$12,094	$10	$10

Ratio of net expenses to average net assets	0.20	%(f)	0.19%	0.19%	0.20%	0.17%	0.07	%(f)

Ratio of total expenses to average net assets	0.20	%(f)	0.19%	0.19%	0.20%	0.20%	0.20	%(f)

Ratio of net investment income to average net assets	3.65	%(f)	4.05%	4.73%	5.17%	1.15%	0.03	%(f)

(a)	Commenced operations on August 23, 2021.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	79

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Instruments Fund

	Token Shares

	Six Months Ended May 31, 2026 (Unaudited)		Period Ended November 30, 2025(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.018		0.017

Net realized gain	–	(c)	0.001

Total from investment operations	0.018		0.018

Distributions to shareholders from net investment income	(0.018)		(0.018)

Distributions to shareholders from net realized gains	–	(c)	–	(c)

Total distributions (d)	(0.018)		(0.018)

Net asset value, end of period	$1.00		$1.00

Total Return(e)	1.79%		1.82%

Net assets, end of period (in 000’s)	$10		$10

Ratio of net expenses to average net assets	0.18	%(f)	0.19	%(f)

Ratio of total expenses to average net assets	0.18	%(f)	0.20	%(f)

Ratio of net investment income to average net assets	3.54	%(f)	3.86	%(f)

(a)	Commenced operations on June 20, 2025.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

80	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Institutional Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.041	0.051	0.048	0.012	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.018		0.041	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.79%		4.24%	5.21%	4.91%	1.24%	0.02%

Net assets, end of period (in 000’s)	$31,760,133		$42,798,024	$37,458,284	$44,096,664	$39,033,144	$21,699,895

Ratio of net expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.20%	0.18%	0.07%

Ratio of total expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	3.54	%(e)	4.13%	5.07%	4.80%	1.56%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	81

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Capital Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.049	0.047	0.011	–	(b)

Net realized loss	–	(b)	– (b)	– (b)	(0.001)	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.049	0.046	0.011	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.049)	(0.046)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.049)	(0.046)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.72%		4.08%	5.05%	4.75%	1.13%	0.02%

Net assets, end of period (in 000’s)	$1,297,577		$1,448,980	$1,433,494	$1,089,014	$743,723	$371,230

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.29%	0.07%

Ratio of total expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%

Ratio of net investment income to average net assets	3.39	%(e)	3.98%	4.91%	4.72%	1.29%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

82	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.010		0.036	0.046	0.043	0.009	–	(b)

Net realized gain	0.005		– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.015		0.036	0.046	0.043	0.009	–	(b)

Distributions to shareholders from net investment income	(0.015)		(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.015)		(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.54%		3.72%	4.69%	4.39%	0.92%	0.02%

Net assets, end of period (in 000’s)	$2,115,505		$2,008,898	$1,728,729	$1,535,201	$1,408,940	$1,703,918

Ratio of net expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.50%	0.07%

Ratio of total expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets	3.04	%(e)	3.63%	4.57%	4.30%	0.89%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	83

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.050	0.047	0.012	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.050	0.047	0.012	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.74%		4.14%	5.10%	4.81%	1.17%	0.02%

Net assets, end of period (in 000’s)	$733,746		$873,285	$832,274	$1,064,306	$682,319	$500,987

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.30%	0.25%	0.07%

Ratio of total expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of net investment income to average net assets	3.44	%(e)	4.03%	4.98%	4.73%	1.27%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

84	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Select Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.040	0.049	0.047	0.012	–	(b)

Net realized gain (loss)	(0.001)		0.001	0.002	0.001	– (b)	–	(b)

Total from investment operations	0.017		0.041	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.78%		4.21%	5.18%	4.88%	1.22%	0.02%

Net assets, end of period (in 000’s)	$180,138		$435,201	$373,803	$240,995	$163,715	$87,703

Ratio of net expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.23%	0.20%	0.07%

Ratio of total expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	3.53	%(e)	4.05%	4.92%	4.71%	1.48%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	85

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.024		0.039	0.048	0.046	0.011	–	(b)

Net realized loss	(0.008)		– (b)	– (b)	(0.001)	– (b)	–	(b)

Total from investment operations	0.016		0.039	0.048	0.045	0.011	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.039)	(0.048)	(0.045)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.039)	(0.048)	(0.045)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.67%		3.98%	4.95%	4.65%	1.06%	0.02%

Net assets, end of period (in 000’s)	$2,569,786		$3,385,564	$2,915,737	$2,294,770	$1,986,064	$2,923,435

Ratio of net expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.45%	0.36%	0.07%

Ratio of total expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	3.29	%(e)	3.88%	4.82%	4.56%	1.15%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

86	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Cash Management Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.011		0.033	0.042	0.038	0.008	–	(b)

Net realized gain	0.003		– (b)	0.001	0.002	– (b)	–	(b)

Total from investment operations	0.014		0.033	0.043	0.040	0.008	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.033)	(0.043)	(0.040)	(0.008)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.033)	(0.043)	(0.040)	(0.008)	–

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.39%		3.41%	4.37%	4.08%	0.76%	0.02%

Net assets, end of period (in 000’s)	$32,157		$24,974	$29,691	$14,974	$28,115	$29,933

Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00%	0.63%	0.07%

Ratio of total expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets	2.74	%(e)	3.34%	4.24%	3.82%	0.60%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	87

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Premier Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.038	0.047	0.044	0.010	–	(b)

Net realized gain	0.009		– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.016		0.038	0.047	0.044	0.010	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.038)	(0.047)	(0.044)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.038)	(0.047)	(0.044)	(0.010)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.62%		3.88%	4.84%	4.55%	1.00%	0.02%

Net assets, end of period (in 000’s)	$14,540		$17,775	$16,648	$15,290	$42,003	$13,495

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.55%	0.45%	0.07%

Ratio of total expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets	3.19	%(e)	3.77%	4.72%	4.38%	1.45%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

88	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Obligations Fund

	Resource Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.044		0.035	0.044	0.044	0.009	–	(b)

Net realized loss	(0.030)		– (b)	– (b)	(0.002)	– (b)	–	(b)

Total from investment operations	0.014		0.035	0.044	0.042	0.009	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.035)	(0.044)	(0.042)	(0.009)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.035)	(0.044)	(0.042)	(0.009)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.47%		3.57%	4.53%	4.23%	0.83%	0.02%

Net assets, end of period (in 000’s)	$43,289		$36,188	$32,417	$11,752	$1	$1

Ratio of net expenses to average net assets	0.85	%(e)	0.85%	0.85%	0.85%	0.35%	0.07%

Ratio of total expenses to average net assets	0.85	%(e)	0.85%	0.85%	0.85%	0.85%	0.85%

Ratio of net investment income to average net assets	2.89	%(e)	3.48%	4.36%	4.38%	0.88%	0.03%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	89

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Institutional Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.041	0.051	0.048	0.012	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.018		0.041	0.051	0.048	0.012	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.018)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.79%		4.20%	5.21%	4.91%	1.24%	0.01%

Net assets, end of period (in 000’s)	$12,286,237		$14,808,616	$12,840,990	$13,623,371	$14,341,376	$9,632,239

Ratio of net expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.20%	0.17%	0.09%

Ratio of total expenses to average net assets	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Ratio of net investment income to average net assets	3.53	%(e)	4.09%	5.06%	4.82%	1.41%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

90	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Capital Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.039	0.049	0.046	0.011	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.017		0.039	0.049	0.046	0.011	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.039)	(0.049)	(0.046)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.71%		4.05%	5.05%	4.76%	1.13%	0.01%

Net assets, end of period (in 000’s)	$302,678		$260,212	$156,600	$164,197	$206,167	$243,876

Ratio of net expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.27%	0.09%

Ratio of total expenses to average net assets	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%

Ratio of net investment income to average net assets	3.38	%(e)	3.92%	4.92%	4.60%	0.94%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	91

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.015		0.036	0.046	0.045	0.009	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.015		0.036	0.046	0.045	0.009	–	(b)

Distributions to shareholders from net investment income	(0.015)		(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.015)		(0.036)	(0.046)	(0.043)	(0.009)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.54%		3.69%	4.68%	4.39%	0.91%	0.01%

Net assets, end of period (in 000’s)	$361,711		$330,486	$440,947	$418,452	$158,102	$233,842

Ratio of net expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.45%	0.09%

Ratio of total expenses to average net assets	0.70	%(e)	0.70%	0.70%	0.70%	0.70%	0.70%

Ratio of net investment income to average net assets	3.02	%(e)	3.60%	4.57%	4.45%	0.81%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

92	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.050	0.047	0.012	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.050	0.047	0.012	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.74%		4.10%	5.10%	4.81%	1.17%	0.01%

Net assets, end of period (in 000’s)	$45,054		$44,869	$53,668	$46,330	$64,568	$51,188

Ratio of net expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.30%	0.24%	0.09%

Ratio of total expenses to average net assets	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Ratio of net investment income to average net assets	3.43	%(e)	4.01%	4.97%	4.69%	1.14%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	93

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Select Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.041	0.048	0.046	0.012	–	(b)

Net realized gain	–	(b)	– (b)	0.003	– (b)	– (b)	–	(b)

Total from investment operations	0.017		0.041	0.051	0.046	0.012	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.041)	(0.051)	(0.048)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.78%		4.17%	5.18%	4.88%	1.22%	0.01%

Net assets, end of period (in 000’s)	$4,665		$3,428	$8,852	$2,039	$10,533	$5,519

Ratio of net expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.23%	0.20%	0.09%

Ratio of total expenses to average net assets	0.23	%(e)	0.23%	0.23%	0.23%	0.23%	0.23%

Ratio of net investment income to average net assets	3.49	%(e)	4.11%	4.83%	4.55%	1.51%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

94	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.038	0.048	0.045	0.011	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.016		0.038	0.048	0.045	0.011	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.038)	(0.048)	(0.045)	(0.011)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.038)	(0.048)	(0.045)	(0.011)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.66%		3.95%	4.95%	4.65%	1.06%	0.01%

Net assets, end of period (in 000’s)	$1,194,435		$1,488,294	$817,770	$799,651	$803,909	$375,220

Ratio of net expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.45%	0.37%	0.09%

Ratio of total expenses to average net assets	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%

Ratio of net investment income to average net assets	3.28	%(e)	3.83%	4.83%	4.53%	1.16%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	95

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Cash Management Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.033	0.042	0.039	0.008	–	(b)

Net realized gain	–	(b)	– (b)	0.001	– (b)	– (b)	–	(b)

Total from investment operations	0.014		0.033	0.043	0.039	0.008	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.033)	(0.043)	(0.040)	(0.008)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.033)	(0.043)	(0.040)	(0.008)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.39%		3.38%	4.37%	4.08%	0.76%	0.01%

Net assets, end of period (in 000’s)	$269,930		$419,359	$264,893	$165,859	$320,794	$371,768

Ratio of net expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00%	0.61%	0.09%

Ratio of total expenses to average net assets	1.00	%(e)	1.00%	1.00%	1.00%	1.00%	1.00%

Ratio of net investment income to average net assets	2.73	%(e)	3.28%	4.23%	3.90%	0.64%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

96	The accompanying notes are an integral part of these financial statements.

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Financial Square Treasury Solutions Fund

	Premier Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.037	0.047	0.044	0.010	–	(b)

Net realized gain	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total from investment operations	0.016		0.037	0.047	0.044	0.010	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.037)	(0.047)	(0.044)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.037)	(0.047)	(0.044)	(0.010)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.61%		3.84%	4.84%	4.55%	1.00%	0.01%

Net assets, end of period (in 000’s)	$107,401		$105,245	$102,169	$66,816	$91,667	$122,233

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.55%	0.39%	0.09%

Ratio of total expenses to average net assets	0.55	%(e)	0.55%	0.55%	0.55%	0.55%	0.55%

Ratio of net investment income to average net assets	3.17	%(e)	3.74%	4.71%	4.40%	0.85%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	97

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Financial Square Federal Instruments Fund	D, Institutional, Capital, Service, Preferred, Administration and Cash Management	Diversified

Goldman Sachs Financial Square Government Fund	A, C, D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Resource, R6, Drexel Hamilton, Loop and Seelaus	Diversified

Goldman Sachs Financial Square Treasury Instruments Fund	D, Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier, Loop, Seelaus and Token	Diversified

Goldman Sachs Financial Square Treasury Obligations Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management, Premier and Resource	Diversified

Goldman Sachs Financial Square Treasury Solutions Fund	Institutional, Capital, Service, Preferred, Select, Administration, Cash Management and Premier	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule

2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly

98

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

G. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

99

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2026, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Select, Preferred, Capital, Administration, Premier, Service, Resource and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

100

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C, Resource and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C, Resource and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2026, Goldman Sachs retained $860 in CDSCs with respect to Class C Shares of the Financial Square Government Fund.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Expense Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate is 0.18% for the Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations and Financial Square Treasury Solutions Funds and 0.16% for the Financial Square Government Fund. The Transfer Agency Fee is 0.01% for all funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares(a)	Class C Shares(a)		Capital Shares	Service Shares		Preferred Shares	Select Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%		0.15%	0.25%		0.10%	0.03%

Distribution and/or Service (12b-1) Fees	0.25%	0.75	%(b)	N/A	0.25	%(c)	N/A	N/A

				Administration Shares	Cash Management Shares		Premier Shares	Resource Shares

Administration, Service and/or Shareholder Administration Fees*				0.25%	0.50%		0.35%	0.50%

Distribution and/or Service (12b-1) Fees				N/A	0.30	%(b)	N/A	0.15	%(b)

*

Class D Shares, Institutional Shares, Class R6 Shares, Drexel Hamilton Class Shares, Loop Class Shares, Seelaus Class Shares and Token Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a)	Financial Square Government Fund only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

N/A Fees not applicable to respective share class.

101

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Funds are not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the six months ended May 31, 2026, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Financial Square Federal Instruments Fund	$ 148	$ 148

For the six months ended May 31, 2026, the net effective management fee rate was 0.16% for the Financial Square Government Fund and 0.18% for Financial Square Federal Instruments, Financial Square Treasury Instruments, Financial Square Treasury Obligations, and Financial Square Treasury Solutions Funds.

H. Other Transactions with Affiliates — A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2026, there were no purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act.

As of May 31, 2026, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Capital Shares	Seelaus Class Shares	Token Shares
Financial Square Federal Instruments Fund	100%	–%	–%
Financial Square Treasury Instruments Fund	–	100	100

I. Line of Credit Facility — As of May 31, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2026 , the Funds did not have any borrowings under the facility. Prior to April 10, 2026, the facility was $1,300,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2025, the Funds’ certain timing differences on a tax basis were as follows:

	Financial Square Federal Instruments Fund	Financial Square Government Fund	Financial Square Treasury Instruments Fund	Financial Square Treasury Obligations Fund	Financial Square Treasury Solutions Fund

Timing differences — Dividends Payable	$(6,075,060)	$(443,189,352)	$(140,643,119)	$(90,456,459)	$(16,560,434)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales.

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

102

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

5. TAX INFORMATION (continued)

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds,

103

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

6. OTHER RISKS (continued)

including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Financial Square Federal Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Class D Shares

Shares sold	750,000	537,806

Reinvestment of distributions	6,308	25,133

Shares redeemed	(20,397)	(1,574,394)

	735,911	(1,011,455)

Institutional Shares

Shares sold	6,202,787,564	13,972,179,932

Reinvestment of distributions	103,504,834	235,798,610

Shares redeemed	(6,815,344,747)	(12,811,268,979)

	(509,052,349)	1,396,709,563

Capital Shares

Reinvestment of distributions	1,036	2,366

	1,036	2,366

104

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Federal Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Service Shares

Shares sold	6,479,299	9,819,773

Reinvestment of distributions	18	1,359

Shares redeemed	(8,179,017)	(23,742,453)

	(1,699,700)	(13,921,321)

Preferred Shares

Shares sold	94,511,440	222,027,080

Reinvestment of distributions	3,185,590	6,039,751

Shares redeemed	(87,757,791)	(188,026,277)

	9,939,239	40,040,554

Administration Shares

Shares sold	162,121,579	262,776,992

Reinvestment of distributions	2,076,535	5,254,593

Shares redeemed	(163,578,183)	(291,366,772)

	619,931	(23,335,187)

Cash Management Shares

Shares sold	114,908,883	97,198,886

Reinvestment of distributions	396,826	1,090,204

Shares redeemed	(72,553,786)	(130,211,809)

	42,751,923	(31,922,719)

NET INCREASE (DECREASE) IN SHARES	(456,704,009)	1,366,561,801

105

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Government Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Class A Shares

Shares sold	3,422,402,736	6,341,568,377

Reinvestment of distributions	106,693,215	205,351,086

Shares redeemed	(3,042,544,661)	(4,837,459,304)

	486,551,290	1,709,460,159

Class C Shares

Shares sold	3,772,845	3,220,124

Reinvestment of distributions	92,951	146,944

Shares redeemed	(1,843,050)	(2,735,432)

	2,022,746	631,636

Class D Shares

Shares sold	207,306,319	224,348,443

Reinvestment of distributions	1,842,258	4,037,776

Shares redeemed	(193,417,024)	(215,846,422)

	15,731,553	12,539,797

Institutional Shares

Shares sold	1,020,275,474,747	1,820,245,164,239

Reinvestment of distributions	1,978,806,530	4,574,314,793

Shares redeemed	(1,037,666,400,095)	(1,817,223,801,579)

	(15,412,118,818)	7,595,677,453

Capital Shares

Shares sold	7,641,282,774	16,532,280,523

Reinvestment of distributions	15,367,817	25,103,435

Shares redeemed	(7,782,396,225)	(15,237,548,539)

	(125,745,634)	1,319,835,419

Service Shares

Shares sold	4,754,548,937	7,212,738,086

Reinvestment of distributions	10,651,864	21,916,608

Shares redeemed	(4,324,639,426)	(7,120,082,304)

	440,561,375	114,572,390

Preferred Shares

Shares sold	4,091,240,552	8,786,118,793

Reinvestment of distributions	13,572,508	23,494,812

Shares redeemed	(4,337,310,064)	(8,440,614,807)

	(232,497,004)	368,998,798

Select Shares

Shares sold	2,002,763,581	2,676,341,242

Reinvestment of distributions	13,187,462	33,499,178

Shares redeemed	(2,143,903,071)	(2,881,543,561)

	(127,952,028)	(171,703,141)

106

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Government Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Administration Shares

Shares sold	27,276,985,251	41,760,701,112

Reinvestment of distributions	61,496,058	128,604,460

Shares redeemed	(27,608,339,491)	(41,440,785,502)

	(269,858,182)	448,520,070

Cash Management Shares

Shares sold	2,402,948,120	4,230,571,590

Reinvestment of distributions	11,870,951	27,523,378

Shares redeemed	(2,363,798,975)	(4,077,211,333)

	51,020,096	180,883,635

Premier Shares

Shares sold	221,834,953	420,371,119

Reinvestment of distributions	1,684,641	3,540,678

Shares redeemed	(228,352,493)	(425,401,652)

	(4,832,899)	(1,489,855)

Resource Shares

Shares sold	1,066,368	3,431,356

Reinvestment of distributions	134,333	351,488

Shares redeemed	(2,241,378)	(4,648,788)

	(1,040,677)	(865,944)

Class R6 Shares

Shares sold	371,690,011	972,417,173

Reinvestment of distributions	8,525,173	21,395,922

Shares redeemed	(540,992,467)	(984,311,325)

	(160,777,283)	9,501,770

Drexel Hamilton Class Shares

Shares sold	93,294,197,025	158,579,636,838

Reinvestment of distributions	44,211,652	87,979,200

Shares redeemed	(95,974,443,694)	(158,135,343,939)

	(2,636,035,017)	532,272,099

Loop Class Shares

Shares sold	44,183,297,934	47,205,899,368

Reinvestment of distributions	117,624,938	110,548,275

Shares redeemed	(41,143,586,783)	(46,270,960,159)

	3,157,336,089	1,045,487,484

Seelaus Class Shares

Shares sold	14,881,249,687	18,511,810,329

Reinvestment of distributions	78,503,475	100,929,073

Shares redeemed	(9,516,541,384)	(17,180,837,560)

	5,443,211,778	1,431,901,842

NET INCREASE (DECREASE) IN SHARES	(9,374,422,615)	14,596,223,612

107

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Class D Shares

Shares sold	31,893,367	145,015,525

Reinvestment of distributions	831,332	1,850,356

Shares redeemed	(32,470,217)	(132,947,246)

	254,482	13,918,635

Institutional Shares

Shares sold	144,273,042,090	251,271,816,495

Reinvestment of distributions	972,502,540	2,097,090,507

Shares redeemed	(141,597,528,982)	(247,035,070,532)

	3,648,015,648	6,333,836,470

Capital Shares

Shares sold	3,592,258,815	8,077,491,751

Reinvestment of distributions	10,051,655	27,143,774

Shares redeemed	(4,057,697,303)	(8,374,931,863)

	(455,386,833)	(270,296,338)

Service Shares

Shares sold	1,753,867,527	4,047,382,156

Reinvestment of distributions	896,291	2,489,576

Shares redeemed	(1,818,152,286)	(4,065,630,721)

	(63,388,468)	(15,758,989)

Preferred Shares

Shares sold	206,305,756	631,045,943

Reinvestment of distributions	1,890,662	3,224,105

Shares redeemed	(250,489,325)	(588,047,068)

	(42,292,907)	46,222,980

Select Shares

Shares sold	708,191,003	1,873,963,167

Reinvestment of distributions	10,364,126	16,231,450

Shares redeemed	(688,040,143)	(1,215,561,085)

	30,514,986	674,633,532

Administration Shares

Shares sold	6,818,511,481	12,798,925,230

Reinvestment of distributions	22,470,456	59,751,951

Shares redeemed	(7,149,938,613)	(12,980,320,195)

	(308,956,676)	(121,643,014)

Cash Management Shares

Shares sold	50,309,764	97,892,482

Reinvestment of distributions	741,763	1,856,434

Shares redeemed	(50,131,366)	(97,171,607)

	920,161	2,577,309

108

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Instruments Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Premier Shares

Shares sold	950,071,628	1,095,535,156

Reinvestment of distributions	19	44

Shares redeemed	(738,840,538)	(1,153,377,922)

	211,231,109	(57,842,722)

Loop Class Shares

Shares sold	95,723,119	325,355,203

Reinvestment of distributions	431,138	1,630,741

Shares redeemed	(46,464,900)	(259,917,164)

	49,689,357	67,068,780

Seelaus Class Shares

Shares sold	100,000,000	361,300,000

Reinvestment of distributions	208	337,209

Shares redeemed	(100,000,000)	(361,636,739)

	208	470

Token Shares

Shares sold	—	100,010,000

Reinvestment of distributions	182	182

Shares redeemed	—	(100,000,000)

	182	10,182

NET INCREASE IN SHARES	3,070,601,249	6,672,727,295

109

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Obligations Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Institutional Shares

Shares sold	156,470,946,443	283,320,801,276

Reinvestment of distributions	326,813,227	791,205,108

Shares redeemed	(167,830,984,373)	(278,770,821,378)

	(11,033,224,703)	5,341,185,006

Capital Shares

Shares sold	2,843,888,742	6,380,181,775

Reinvestment of distributions	2,835,330	8,455,460

Shares redeemed	(2,997,964,082)	(6,373,084,734)

	(151,240,010)	15,552,501

Service Shares

Shares sold	1,542,463,555	4,676,213,347

Reinvestment of distributions	3,759,267	5,127,053

Shares redeemed	(1,439,384,038)	(4,401,108,008)

	106,838,784	280,232,392

Preferred Shares

Shares sold	1,513,536,802	3,182,513,514

Reinvestment of distributions	6,766,873	14,917,472

Shares redeemed	(1,659,744,911)	(3,156,390,357)

	(139,441,236)	41,040,629

Select Shares

Shares sold	532,411,101	1,222,098,885

Reinvestment of distributions	1,953,500	7,286,499

Shares redeemed	(789,384,611)	(1,167,969,356)

	(255,020,010)	61,416,028

Administration Shares

Shares sold	9,343,418,717	15,561,200,862

Reinvestment of distributions	11,700,962	24,831,842

Shares redeemed	(10,170,531,388)	(15,116,182,256)

	(815,411,709)	469,850,448

Cash Management Shares

Shares sold	80,461,872	159,557,209

Reinvestment of distributions	445,209	1,042,867

Shares redeemed	(73,721,530)	(165,314,601)

	7,185,551	(4,714,525)

Premier Shares

Shares sold	40,401,722	86,819,347

Reinvestment of distributions	213,943	534,271

Shares redeemed	(43,849,246)	(86,225,699)

	(3,233,581)	1,127,919

110

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Financial Square Treasury Obligations Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Resource Shares

Shares sold	57,356,880	118,073,377

Reinvestment of distributions	588,689	1,133,004

Shares redeemed	(50,840,269)	(115,433,405)

	7,105,300	3,772,976

NET INCREASE (DECREASE) IN SHARES	(12,276,441,614)	6,209,463,374

111

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Financial Square Treasury Solutions Fund
	For the Six Months Ended	For the Fiscal Year Ended
	May 31, 2026 (Unaudited)	November 30, 2025

	Shares	Shares

Institutional Shares

Shares sold	18,784,688,801	30,645,330,900

Reinvestment of distributions	180,479,361	390,165,602

Shares redeemed	(21,485,927,723)	(29,067,449,293)

	(2,520,759,561)	1,968,047,209

Capital Shares

Shares sold	789,352,724	1,511,679,966

Reinvestment of distributions	5,087,942	7,869,763

Shares redeemed	(751,943,952)	(1,415,937,914)

	42,496,714	103,611,815

Service Shares

Shares sold	1,339,419,750	2,743,740,626

Reinvestment of distributions	3,744,456	8,905,063

Shares redeemed	(1,311,900,620)	(2,863,073,257)

	31,263,586	(110,427,568)

Preferred Shares

Shares sold	48,502,828	170,110,986

Reinvestment of distributions	621,797	1,877,610

Shares redeemed	(48,935,031)	(180,783,809)

	189,594	(8,795,213)

Select Shares

Shares sold	12,370,353	5,115,413

Reinvestment of distributions	94,109	244,583

Shares redeemed	(11,226,909)	(10,783,135)

	1,237,553	(5,423,139)

Administration Shares

Shares sold	2,259,463,844	3,540,689,967

Reinvestment of distributions	17,055,694	38,121,147

Shares redeemed	(2,570,216,905)	(2,908,310,341)

	(293,697,367)	670,500,773

Cash Management Shares

Shares sold	528,172,762	1,180,246,811

Reinvestment of distributions	176,715	508,356

Shares redeemed	(677,735,176)	(1,026,282,997)

	(149,385,699)	154,472,170

Premier Shares

Shares sold	253,443,802	431,991,772

Reinvestment of distributions	156,135	502,420

Shares redeemed	(251,431,724)	(429,413,714)

	2,168,213	3,080,478
NET INCREASE (DECREASE) IN SHARES	(2,886,486,967)	2,775,066,525

112

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Officer Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. FSQSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2026 Investor FundsSM Goldman Sachs Investor Money Market Fund Goldman Sachs Investor Tax-Exempt California Money Market Fund Goldman Sachs Investor Tax-Exempt Money Market Fund Goldman Sachs Investor Tax-Exempt New York Money Market Fund

Goldman Sachs Investor Funds

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations - 23.7%

Advocate Health and Hospitals Corporation
$12,087,000	3.841%	08/11/26	$11,996,176
Albion Capital LLC
16,482,000	3.753	06/05/26	16,475,132
18,985,000	3.806	06/08/26	18,971,157
42,024,000	3.865	06/15/26	41,961,898
25,071,000	3.929	07/15/26	24,953,027
15,812,000	3.930	07/27/26	15,717,304
34,929,000	4.011	11/23/26	34,261,710
Antalis S.A.
13,895,000	3.959	08/05/26	13,798,912
7,679,000	3.926	08/06/26	7,624,799
21,654,000	3.909	08/12/26	21,486,398
33,710,000	3.888	08/27/26	33,396,357
Ascension Health Alliance
7,322,000	4.059	06/16/26	7,309,644
44,000,000	3.851	06/23/26	43,896,747
60,000,000	3.787	07/08/26	59,767,517
Atlantic Asset Securitization LLC
9,000,000	3.771	06/11/26	8,990,600
5,000,000	3.822	06/30/26	4,984,695
25,000,000	3.991	07/02/26	24,914,965
28,016,000	3.951	07/07/26	27,906,457
38,446,000	3.931	07/20/26	38,245,056
Bank of Montreal
100,000,000	3.722	06/22/26	99,783,583
Bank of New York Mellon (The)
35,863,000	4.158	05/21/27	34,455,915
Barclays Bank PLC
28,096,000	3.917	09/04/26	27,809,441
20,275,000	3.839	10/13/26	19,993,504
BNP Paribas - New York Branch
20,000,000	3.750	08/13/26	19,850,756
Bon Secours Mercy Health, Inc.
5,096,000	3.801	06/24/26	5,083,661
Charles Schwab & Co., Inc.
50,892,000	3.703	06/04/26	50,876,308
Charta, LLC
25,000,000	3.814	07/07/26	24,905,250
Citigroup Global Markets Holdings, Inc.
25,780,000	3.881	08/05/26	25,601,259
15,000,000	4.017	01/21/27	14,619,750
Columbia Funding Company, LLC
32,240,000	3.974	08/18/26	31,966,175
Commonwealth Bank of Australia
30,146,000	4.058	04/05/27	29,140,129
Deaconess Health System, Inc.
25,000,000	3.883	08/05/26	24,826,215
Deutsche Bank Aktiengesellschaft - London Branch
48,000,000	3.820	08/11/26	47,645,188
33,000,000	3.845	08/25/26	32,706,092
33,000,000	3.950	11/09/26	32,428,644
30,000,000	3.950	11/16/26	29,458,235
Dexia S.A.
17,590,000	3.761	06/12/26	17,569,845
DNB Bank ASA
58,890,000	4.179	03/25/27	56,941,772
Essilorluxottica
27,000,000	3.887	08/17/26	26,777,662

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)

$6,927,000	3.897	%(a)	08/28/26	$6,861,640
Exxon Mobil Corporation
150,000,000	3.653		06/03/26	149,969,583
Fairway Finance Company, LLC
8,333,000	3.948		11/05/26	8,192,360
First Abu Dhabi Bank P.J.S.C.
38,246,000	3.862		06/15/26	38,189,481
Gotham Funding Corporation
20,243,000	3.829		06/15/26	20,213,006
18,692,000	3.813		07/10/26	18,615,254
80,000,000	3.826		07/21/26	79,577,778
25,000,000	4.058		07/24/26	24,854,618
31,967,000	3.996		08/07/26	31,735,568
Hannover Funding Company LLC
17,881,000	3.753		06/04/26	17,875,412
16,251,000	3.918		08/05/26	16,137,153
Iowa Health System
25,000,000	3.963		07/30/26	24,839,389
Jackson National Life Short Term Funding, LLC
9,750,000	4.000		07/30/26	9,687,681
5,000,000	3.887		01/12/27	4,883,125
Kimberly-Clark Corporation
20,390,000	3.702	(a)	06/05/26	20,381,617
Liberty Street Funding LLC
36,965,000	3.920		08/06/26	36,702,733
20,192,000	3.921		08/07/26	20,046,567
Lloyds Bank PLC
26,159,000	4.001		10/19/26	25,760,221
LMA-Americas LLC
35,000,000	3.829		06/01/26	35,000,000
8,530,000	4.010		06/02/26	8,529,069
50,000,000	3.950		07/09/26	49,796,278
11,095,000	3.825		07/14/26	11,044,641
16,325,000	4.129		09/24/26	16,116,924
Macquarie Bank Limited
8,605,000	4.114		05/11/27	8,280,209
11,143,000	4.125		05/12/27	10,720,123
Macquarie Bank Ltd.
14,441,000	4.114		04/09/27	13,946,636
Mastercard Incorporated
10,586,000	3.814		06/01/26	10,586,000
Matchpoint Finance Public Limited Company
4,777,000	3.872		06/22/26	4,766,411
18,457,000	3.980		11/03/26	18,147,076
Mont Blanc Capital Corporation
25,000,000	3.781		06/15/26	24,963,347
25,000,000	3.817		07/24/26	24,860,507
Multicare Health System
6,180,000	3.830		06/23/26	6,165,724
5,659,000	3.925		08/05/26	5,619,254
National Bank of Canada
17,794,000	3.800		02/01/27	17,350,781
National Westminster Bank Public Limited Company
17,160,000	4.158		05/20/27	16,488,629
Natwest Markets PLC
21,501,000	4.018		06/23/26	21,449,756
New York Life Short Term Funding, LLC
50,074,000	3.867		08/12/26	49,690,433

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Commercial Paper and Corporate Obligations – (continued)

Novant Health, Inc.
$2,830,000	3.890%		06/08/26	$2,827,865
12,168,000	3.892		06/08/26	12,158,820
7,816,000	3.993		06/24/26	7,796,525
4,548,000	3.875		07/17/26	4,525,626
Oversea-Chinese Banking Corp. Ltd.
71,971,000	3.924		07/23/26	71,567,643
30,000,000	3.891		09/08/26	29,683,200
Paradelle Funding LLC
34,342,000	3.810		12/31/26	33,596,292
30,101,000	4.082		04/08/27	29,081,646
Podium Funding Trust
24,571,000	3.882		07/21/26	24,439,613
3,381,000	3.905		09/01/26	3,347,735
28,500,000	3.805		10/01/26	28,142,642
3,381,000	3.978		10/21/26	3,328,989
Servicenow, Inc.
9,155,000	3.892		08/03/26	9,093,318
4,369,000	4.037		12/14/26	4,275,518
Sheffield Receivables Company LLC
75,000,000	4.011		07/01/26	74,751,875
27,696,000	3.900		07/27/26	27,529,701
Societe Generale
29,689,000	4.224		06/01/26	29,689,000
12,000,000	3.894		07/31/26	11,924,800
Starbird Funding Corporation
9,997,000	3.850		06/11/26	9,986,586
Sumitomo Mitsui Trust Bank, Limited - New York Branch
33,284,000	3.949		06/30/26	33,179,165
Sumitomo Mitsui Trust Bank, Limited - Singapore Branch
17,665,000	3.875		06/29/26	17,612,103
51,297,000	3.939		07/09/26	51,085,828
Svenska Handelsbanken AB
14,000,000	4.204		03/24/27	13,541,858
Swedbank AB
23,564,000	4.169		03/23/27	22,791,625
The Charlotte-Mecklenburg Hospital Authority
10,000,000	3.884		08/18/26	9,916,583
The State of The Netherlands
59,470,000	3.648	(a)	06/09/26	59,427,851
Toronto-Dominion Bank (The)
40,000,000	3.804		07/06/26	39,853,000
40,000,000	3.853		07/10/26	39,836,417
United Overseas Bank Limited
15,000,000	3.862		10/14/26	14,786,250
Unitedhealth Group Incorporated
41,749,000	3.651		06/01/26	41,749,000
Versailles Commercial Paper LLC
20,000,000	3.836		07/08/26	19,921,683
16,888,000	4.044		08/31/26	16,722,366
35,347,000	3.945		09/08/26	34,969,362
30,319,000	4.012		11/17/26	29,766,756
Victory Receivables Corporation
19,710,000	3.797		06/16/26	19,678,849
15,228,000	3.829		06/16/26	15,203,933
27,399,000	3.813		07/10/26	27,286,504
21,311,000	3.996		08/07/26	21,156,714

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS				$2,963,376,160

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit - 12.9%

Banco Bilbao Vizcaya Argentaria S.A. - New York Branch
$16,112,000	4.010%		06/01/26	$16,112,000
25,800,000	3.900		07/01/26	25,799,880
18,500,000	3.870		07/06/26	18,500,000
Banco Santander, S.A.-New York Branch
17,787,000	4.400		06/02/26	17,787,000
90,000,000	3.870		09/25/26	90,000,000
17,880,000	3.800		01/07/27	17,880,000
Banco Santander, S.A.-New York Branch (SOFR + 0.320%)
108,000	3.948	(b)	08/24/26	108,000
21,514,000	3.950	(b)	08/24/26	21,514,018
Banco Santander, S.A.-New York Branch (SOFR + 0.340%)
19,000,000	3.970	(b)	02/02/27	19,000,000
Banco Santander, S.A.-New York Branch (SOFR + 0.400%)
17,323,000	4.030	(b)	12/22/26	17,323,000
Bank of America, National Association
5,974,000	4.350		07/24/26	5,974,000
16,322,000	4.140		12/22/26	16,322,000
31,052,000	4.050		04/15/27	31,052,000
Bank of Montreal - Chicago Branch (SOFR + 0.400%)
7,000,000	4.020	(b)	09/08/26	7,000,000
Barclays Bank PLC - New York Branch
88,500,000	3.970		08/10/26	88,500,000
22,000,000	3.930		12/10/26	22,000,000
19,600,000	3.800		12/31/26	19,600,000
Barclays Bank PLC - New York Branch (SOFR + 0.370%)
24,000,000	4.000	(b)	09/25/26	24,000,000
10,839,000	4.000	(b)	10/21/26	10,839,000
7,084,000	4.000	(b)	10/22/26	7,084,000
Cooeperatieve Rabobank U.A.-New York Branch
31,600,000	4.000		03/18/27	31,600,000
Credit Agricole S.A.
10,035,000	3.830		07/31/26	10,035,000
Credit Industriel ET Commercial - New York Branch
75,000,000	3.850		01/26/27	75,000,000
Deutsche Bank AG - New York Branch (SOFR + 0.400%)
22,332,000	4.042	(b)	10/27/26	22,332,000
Deutsche Bank Aktiengesellschaft
13,600,000	4.440		08/03/26	13,600,000
Landesbank Baden-Wuerttemberg - New York Branch
100,000,000	3.640		06/03/26	100,000,000
Landesbank Baden-Wuerttemberg - New York Branch (SOFR + 0.180%)
39,113,000	3.801	(b)	08/03/26	39,104,781
Lloyds Bank Corporate Markets PLC/New York NY (SOFR + 0.350%)
5,032,000	3.980	(b)	11/05/26	5,032,000
Mitsubishi UFJ Trust and Banking Corporation - London Branch
15,000,000	3.825		06/24/26	14,963,805
15,000,000	3.825		06/25/26	14,962,232
19,000,000	4.000		08/27/26	18,818,790
Mitsubishi UFJ Trust and Banking Corporation - New York Branch (SOFR + 0.320%)
41,000,000	3.940	(b)	02/24/27	41,000,000
Mizuho Bank, Ltd.-New York Branch
59,030,000	4.200		08/20/26	59,030,000
Mizuho Bank, Ltd.-New York Branch (SOFR + 0.210%)
4,840,000	3.843	(b)	09/03/26	4,838,212

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Certificate of Deposit – (continued)

Mizuho Bank, Ltd.-New York Branch (SOFR + 0.400%)
$211,000	4.027	%(b)	10/14/26	$211,001
10,995,000	4.030	(b)	10/14/26	10,995,085
Mizuho Financial Group, Inc. (SOFR + 0.270%)
17,195,000	3.900	(b)	06/02/26	17,195,057
National Bank of Kuwait S.A.K.P - New York Branch (SOFR + 0.530%)
16,552,000	4.150	(b)	11/06/26	16,552,000
Nordea Bank ABP-New York Branch
44,959,000	4.280		07/08/26	44,959,000
Norinchukin Bank-New York Branch
60,797,000	3.790		06/12/26	60,797,000
39,899,000	3.790		06/15/26	39,899,000
47,162,000	3.790		06/18/26	47,162,000
62,247,000	3.790		07/06/26	62,247,000
Sumitomo Mitsui Banking Corporation - London Branch
38,000,000	3.803		06/04/26	37,988,109
34,000,000	3.863		07/13/26	33,851,711
30,000,000	3.900		08/28/26	29,717,731
65,000,000	3.895		08/31/26	64,368,502
Sumitomo Mitsui Banking Corporation - New York Branch (SOFR + 0.310%)
1,936,000	3.941	(b)	10/01/26	1,935,738
52,324,000	3.930	(b)	10/05/26	52,324,000
Sumitomo Mitsui Trust Bank, Limited
42,000,000	3.990		07/13/26	41,806,442
75,000,000	3.990		07/14/26	74,646,132
Sumitomo Mitsui Trust Bank, Limited - New York Branch
20,000,000	3.960		06/04/26	20,000,000
UBS AG - Stamford Branch
26,200,000	4.230		03/19/27	26,200,000
Wells Fargo Bank, National Association
8,530,000	4.060		04/16/27	8,530,000

TOTAL CERTIFICATE OF DEPOSIT				$1,618,097,226

Medium Term Notes - 2.0%

Bank of America, National Association
4,000,000	4.287		08/18/26	4,006,853
3,375,000	4.401		08/18/26	3,380,783
Banque Federative Du Credit Mutuel
7,037,000	4.037	(c)	07/13/26	7,050,726
2,660,000	4.066	(c)	07/13/26	2,665,188
1,335,000	4.085	(c)	07/13/26	1,337,604
4,180,000	4.318	(c)	07/13/26	4,188,153
2,235,000	4.360	(c)	07/13/26	2,239,359
515,000	4.364	(c)	07/13/26	516,005
4,602,000	4.039	(c)	10/04/26	4,564,060
2,530,000	4.063	(c)	10/04/26	2,509,142
2,110,000	4.078	(c)	10/04/26	2,092,605
14,696,000	4.080	(c)	10/04/26	14,574,842
1,000,000	3.883	(c)	01/23/27	1,007,568
BPCE
2,727,000	3.870		12/02/26	2,719,350
3,636,000	4.007		12/02/26	3,625,801
Citibank, National Association
10,140,000	3.981		08/06/26	10,149,464
3,922,000	3.990		08/06/26	3,925,660
4,000,000	4.403		08/06/26	4,003,733

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Medium Term Notes – (continued)

Cooeperatieve Rabobank U.A. (SOFRINDX + 0.900%)
$2,023,000	4.503	%(b)	10/05/26	$2,026,853
Cooeperatieve Rabobank U.A.-New York Branch (SOFRINDX + 0.620%)
11,500,000	4.241	(b)	08/28/26	11,510,306
Credit Agricole S.A.
9,793,000	4.169	(c)	07/05/26	9,804,794
364,000	4.323	(c)	07/05/26	364,438
9,894,000	4.377	(c)	07/05/26	9,905,915
Macquarie Bank Limited
1,628,000	4.319	(c)	06/15/26	1,628,548
583,000	3.815	(c)	12/07/26	587,631
Macquarie Bank Limited (SOFR + 1.240%)
5,000,000	4.833	(b)(c)	06/15/26	5,001,654
Microsoft Corp.
4,168,000	3.300		02/06/27	4,149,061
Nationwide Building Society
2,285,000	4.018	(c)	10/13/26	2,264,474
Natwest Markets PLC
2,100,000	3.839	(c)	09/29/26	2,084,884
215,000	3.941	(c)	09/29/26	213,452
Siemens Financieringsmaatschappij N.V.
46,359,000	4.039	(c)	08/17/26	46,561,690
Svenska Handelsbanken AB
4,235,000	3.806	(c)	06/15/26	4,236,946
2,475,000	4.251	(c)	06/15/26	2,476,137
925,000	4.282	(c)	06/15/26	925,425
480,000	4.368	(c)	06/15/26	480,221
Svenska Handelsbanken AB (SOFR + 1.250%)
780,000	4.892	(b)(c)	06/15/26	780,298
4,822,000	4.897	(b)(c)	06/15/26	4,823,840
1,350,000	4.902	(b)(c)	06/15/26	1,350,515
Swedbank AB
4,456,000	3.794	(c)	06/15/26	4,458,767
764,000	4.046	(c)	06/15/26	764,474
UBS AG - London Branch
9,476,000	3.912		06/01/26	9,476,000
6,250,000	4.051		06/01/26	6,250,000
6,049,000	4.417		06/01/26	6,049,000
2,090,000	4.462		06/01/26	2,090,000
UBS AG - Stamford Branch
1,971,000	4.054		08/07/26	1,960,951
Wells Fargo Bank, National Association
10,000,000	4.262		08/07/26	10,012,508
Westpac Banking Corp.
5,000,000	4.077		06/03/26	4,999,185
4,211,000	4.302		06/03/26	4,210,314
16,734,000	3.350		03/08/27	16,634,261

TOTAL MEDIUM TERM NOTES				$252,639,438

Non-Financial Company Commercial Paper - 0.0%

St Luke’s Health System, Ltd.
3,820,000	3.850		06/23/26	3,820,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				$3,820,000

Time Deposits - 11.7%

Canadian Imperial Bank of Commerce
265,000,000	3.620		06/01/26	265,000,000

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Time Deposits – (continued)

Credit Agricole Corporate And Investment Bank - New York Branch
$167,000,000	3.620%		06/01/26	$167,000,000
Erste Group Bank AG - New York Branch
400,000,000	3.620		06/01/26	400,000,000
Royal Bank of Canada
438,000,000	3.640		06/01/26	438,000,000
Skandinaviska Enskilda Banken AB - New York Branch
200,000,000	3.600		06/01/26	200,000,000

TOTAL TIME DEPOSITS				$1,470,000,000

U.S. Government Agency Securities - 5.6%

Federal Home Loan Bank System
22,350,000	3.728		09/30/26	22,078,438
Federal Home Loan Bank System (SOFR + 0.060%)
2,790,000	3.680	(b)	10/20/27	2,790,000
Federal Home Loan Bank System (SOFR + 0.065%)
3,490,000	3.685	(b)	11/19/27	3,490,000
Federal Home Loan Bank System (SOFR + 0.170%)
100,000,000	3.790	(b)	11/05/27	100,000,000
Federal Home Loan Bank System (SOFR + 0.175%)
100,000,000	3.795	(b)	10/21/27	100,000,000
Federal Home Loan Bank System (SOFR + 0.180%)
150,000,000	3.800	(b)	09/29/27	150,000,000
150,000,000	3.800	(b)	10/06/27	150,000,000
57,000,000	3.800	(b)	10/08/27	57,000,000
93,000,000	3.800	(b)	10/14/27	93,000,000
Federal National Mortgage Association
3,174,000	3.519		12/18/26	3,129,185
U.S. International Development Finance Corp. (3 Mo. U.S. T-Bill + 0.00%)
1,200,000	3.820	(b)	09/15/26	1,200,000
2,423,078	3.820	(b)	06/20/28	2,423,078
4,402,046	3.820	(b)	11/15/28	4,402,046
7,583,333	3.820	(b)	08/15/31	7,583,333
5,028,321	3.820	(b)	06/15/34	5,028,321

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$702,124,401

U.S. Treasury Obligations - 9.3%

U.S. Treasury Notes
2,327,400	3.576		01/31/27	2,295,810
4,562,500	3.750		04/30/27	4,561,500
1,915,100	3.754		04/30/27	1,859,465
1,447,000	3.702		05/15/27	1,429,196
2,412,800	3.808		05/31/27	2,385,146
United States Treasury Bills
6,708,100	3.665		06/23/26	6,693,320
29,900	3.670		06/23/26	29,834
1,001,100	3.675		06/23/26	998,894
462,800	3.676		06/23/26	461,780
255,300	3.690		06/23/26	254,738
45,200	3.660		06/25/26	45,092
102,100	3.671		06/25/26	101,855
36,700	3.667		06/30/26	36,594
2,089,900	3.678		06/30/26	2,083,863
653,900	3.681		06/30/26	652,011
3,490,200	3.684		07/07/26	3,477,670
2,694,300	3.678		07/09/26	2,684,048
3,158,300	3.681		07/09/26	3,146,282
26,326,700	3.684		07/09/26	26,226,522

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$1,438,800	3.686%		07/09/26	$1,433,325
455,400	3.704		07/09/26	453,667
4,670,500	3.715		07/09/26	4,652,728
2,403,100	3.717		07/09/26	2,393,956
1,822,100	3.704		07/16/26	1,813,853
4,723,200	3.705		07/16/26	4,701,823
2,969,100	3.697	(a)	07/30/26	2,951,461
8,470,000	3.679		08/06/26	8,414,134
792,700	3.684		08/06/26	787,472
1,380,600	3.720		08/18/26	1,369,764
1,240,900	3.647		08/20/26	1,231,069
18,334,100	3.696		08/25/26	18,178,145
8,160,300	3.699		08/25/26	8,090,886
7,826,700	3.701		08/25/26	7,760,124
20,704,400	3.694		09/01/26	20,513,436
108,100	3.699		09/01/26	107,103
17,458,200	3.715		09/01/26	17,297,177
2,277,400	3.689		09/08/26	2,254,841
16,849,800	3.694		09/08/26	16,682,894
3,826,200	3.709		09/08/26	3,788,300
4,083,100	3.699		09/15/26	4,039,710
17,521,300	3.704		09/15/26	17,335,107
7,936,900	3.676		09/17/26	7,852,090
139,500	3.677		09/17/26	138,009
321,400	3.691		09/17/26	317,966
245,900	3.723		09/17/26	243,272
27,388,100	3.714		09/22/26	27,076,895
4,889,400	3.720	(a)	09/29/26	4,830,812
2,160,900	3.712		10/15/26	2,131,534
1,792,300	3.718		10/15/26	1,767,943
756,900	3.702		10/22/26	746,106
744,300	3.712		10/29/26	733,151
755,700	3.697		11/05/26	743,856
590,900	3.702		11/05/26	581,639
798,300	3.710		11/05/26	785,789
1,205,700	3.712		11/05/26	1,186,804
495,300	3.718		11/05/26	487,538
713,500	3.726		11/05/26	702,318
1,441,200	3.702		11/12/26	1,417,545
124,100	3.717		11/12/26	122,063
4,565,200	3.723		11/12/26	4,490,270
307,000	3.728		11/12/26	301,961
1,194,300	3.733		11/12/26	1,174,698
21,167,300	3.728		11/19/26	20,804,334
76,068,400	3.548		12/24/26	74,597,152
4,155,900	3.711		04/15/27	4,025,941
3,865,900	3.714		04/15/27	3,745,010
9,309,700	3.717		04/15/27	9,018,577
1,933,000	3.722		04/15/27	1,872,553
4,832,400	3.728		04/15/27	4,681,286
9,664,800	3.733		04/15/27	9,362,572
United States Treasury Floating Rate Note
8,523,400	4.155		06/30/26	8,501,776
5,287,600	4.197		06/30/26	5,274,186
1,313,500	3.660		07/31/26	1,314,570
1,800	3.714		07/31/26	1,802
5,007,600	3.728		07/31/26	5,011,679
799,400	3.756		07/31/26	800,051
1,313,400	3.846		07/31/26	1,314,470

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$3,282,500	3.912%	07/31/26	$3,285,174
1,516,800	3.939	07/31/26	1,511,768
1,653,300	3.953	07/31/26	1,654,647
967,400	3.965	07/31/26	968,188
6,564,900	3.973	07/31/26	6,570,248
5,470,800	3.985	07/31/26	5,441,233
476,200	3.989	07/31/26	474,620
10,889,800	4.006	07/31/26	10,830,946
2,802,400	4.111	07/31/26	2,787,254
2,186,500	3.626	08/31/26	2,169,975
1,833,700	3.844	08/31/26	1,819,842
9,914,200	3.867	08/31/26	9,839,272
5,952,100	3.895	08/31/26	5,907,116
1,601,000	3.910	08/31/26	1,588,900
7,142,400	3.934	08/31/26	7,088,420
2,519,700	3.977	08/31/26	2,518,317
2,003,200	3.710	09/30/26	2,001,253
132,400	3.719	09/30/26	132,271
3,237,200	3.862	09/30/26	3,234,054
9,509,500	3.536	12/31/26	9,547,920
14,782,600	3.541	12/31/26	14,666,202
10,200	3.547	12/31/26	10,067
51,400	3.572	12/31/26	51,608
535,000	3.582	12/31/26	528,014
802,600	3.583	12/31/26	792,120
356,700	3.600	12/31/26	352,043
291,100	3.614	12/31/26	287,299
23,600	3.623	12/31/26	23,695
58,500	3.642	12/31/26	58,736
1,907,100	3.539	01/31/27	1,914,144
3,491,100	3.560	01/31/27	3,503,994
1,163,700	3.577	01/31/27	1,167,998
2,327,400	3.597	01/31/27	2,295,810
4,782,000	3.611	03/15/27	4,804,568
2,123,500	3.683	03/15/27	2,133,522
7,740,700	3.528	03/31/27	7,754,289
24,820,800	3.532	03/31/27	24,864,374
11,370,800	3.543	03/31/27	11,390,762
35,504,800	3.599	03/31/27	35,523,519
10,650,100	3.604	03/31/27	10,668,797
10,492,200	3.609	03/31/27	10,373,872
10,617,500	3.649	03/31/27	10,359,379
10,583,300	3.654	03/31/27	10,601,879
5,308,800	3.658	03/31/27	5,318,120
5,308,800	3.662	03/31/27	5,318,120
5,308,800	3.674	03/31/27	5,255,756
18,049,900	3.675	03/31/27	17,869,550
5,308,800	3.680	03/31/27	5,318,120
7,726,500	3.797	03/31/27	7,649,299
16,055,900	3.807	03/31/27	16,084,087
6,622,700	3.819	03/31/27	6,556,528
43,599,700	3.829	03/31/27	43,546,577
5,798,800	3.761	04/30/27	5,797,530
3,822,800	3.765	04/30/27	3,711,745
4,921,900	3.768	04/30/27	4,920,822
4,778,500	3.781	04/30/27	4,639,681
4,778,500	3.782	04/30/27	4,777,453
6,689,900	3.790	04/30/27	6,495,554
2,341,300	3.791	04/30/27	2,319,664

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations – (continued)

$2,867,100	3.794%		04/30/27	$2,840,605
9,557,000	3.795		04/30/27	9,554,907
356,600	3.836		05/15/27	358,691
519,700	3.888		05/15/27	522,748
54,363,000	3.796		05/31/27	54,401,916
3,860,500	3.808		05/31/27	3,863,264
4,743,100	3.809		05/31/27	4,688,738
897,400	3.810		05/31/27	898,042
2,636,400	3.901		05/31/27	2,638,287
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY
+ 0.099%)
797,600	3.725	(b)	01/31/28	797,837
9,208,400	3.726	(b)	01/31/28	9,211,139
306,400	3.727	(b)	01/31/28	306,491
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY
+ 0.159%)
188,453,300	3.790	(b)	07/31/27	188,370,439
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY
+ 0.182%)
147,200	3.807	(b)	07/31/26	147,196
1,249,300	3.812	(b)	07/31/26	1,249,262
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY
+ 0.190%)
3,369,400	3.814	(b)	10/31/27	3,370,143
9,112,300	3.818	(b)	10/31/27	9,114,311
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY
+ 0.205%)
58,513,600	3.829	(b)	10/31/26	58,527,051
2,282,600	3.832	(b)	10/31/26	2,283,125
4,860,800	3.833	(b)	10/31/26	4,861,917

TOTAL U.S. TREASURY OBLIGATIONS				$1,150,915,637

Variable Rate Demand Note - 9.1%

Banner Health
42,000,000	3.730	(d)	01/01/56	42,000,000
Board of Regents of The University of Texas System
23,675,000	3.700	(d)	08/01/45	23,675,000
Colorado Housing and Finance Authority
12,390,000	3.720	(d)	05/01/44	12,390,000
27,565,000	3.720	(d)	11/01/49	27,565,000
15,900,000	3.720	(d)	05/01/53	15,900,000
26,820,000	3.720	(d)	05/01/55	26,820,000
85,925,000	3.720	(d)	11/01/55	85,925,000
Illinois Finance Authority
33,500,000	3.720	(d)	04/01/55	33,500,000
Kimberly-Clark Corporation
38,000,000	3.730	(c)(d)	08/01/45	38,000,000
Maine State Housing Authority
18,510,000	3.720	(d)	11/15/52	18,510,000
Massachusetts Housing Finance Agency
6,005,000	3.770	(d)	01/01/44	6,005,000
22,500,000	3.720	(d)	12/01/55	22,500,000
15,000,000	3.720	(d)	12/01/64	15,000,000
Michigan State Housing Development Authority
43,000,000	3.720	(d)	06/01/54	43,000,000
Minnesota State Housing Finance Agency
10,000,000	3.720	(d)	07/01/52	10,000,000
33,890,000	3.720	(d)	07/01/55	33,890,000
22,500,000	3.720	(d)	07/01/56	22,500,000

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New York City Transitional Finance Authority
$5,880,000	3.895	%(d)	11/01/26	$5,880,000
New York State Housing Finance Agency
12,460,000	3.720	(d)	11/01/45	12,460,000
44,750,000	3.750	(d)	11/01/50	44,750,000
16,155,000	3.730	(d)	11/01/55	16,155,000
Nuveen Credit Strategies Income Fund
31,000,000	3.750	(c)(d)	07/01/32	31,000,000
15,000,000	3.780	(c)(d)	08/01/37	15,000,000
Nuveen Preferred & Income Opportunities Fund
35,000,000	3.750	(c)(d)	07/01/32	35,000,000
Pennsylvania Higher Education Assistance Agency
45,000,000	3.720	(d)	12/01/55	45,000,000
Regents of The University of California (The)
52,875,000	3.750	(d)	07/01/41	52,875,000
SSM Health Care Corporation
115,035,000	3.730	(d)	06/01/53	115,035,000
State of New York Mortgage Agency
25,000,000	3.720	(d)	10/01/53	25,000,000
State of Texas
21,100,000	3.720	(d)	12/01/54	21,100,000
The City of New York
112,500,000	3.720	(d)	02/01/56	112,500,000
University of Chicago (The)
101,250,000	3.730	(d)	10/01/42	101,250,000
Utah Housing Corpporation Single Family Mortgage Bonds
30,000,000	3.720	(d)	07/01/55	30,000,000

TOTAL VARIABLE RATE DEMAND NOTE				$1,140,185,000

Variable Rate Obligations - 5.5%

Chariot Funding LLC (SOFR + 0.340%)
50,000,000	3.970	(b)	10/20/26	50,000,000
Citigroup Global Markets, Inc. (SOFR + 0.300%)
35,361,000	3.930	(b)	09/02/26	35,361,000
Falcon Asset Funding LLC (SOFR + 0.320%)
100,000,000	3.950	(b)	11/04/26	100,000,000
Falcon Asset Funding LLC (SOFR + 0.350%)
25,000,000	3.980	(b)	09/08/26	25,000,000
HSBC Bank PLC (SOFR + 0.340%)
24,799,000	3.970	(b)	05/20/27	24,799,000
Liberty Street Funding LLC (SOFR + 0.280%)
9,095,000	3.900	(b)	06/15/26	9,095,000
National Australia Bank Limited (SOFR + 0.340%)
50,563,000	3.960	(b)	11/02/26	50,563,000
National Bank of Canada (SOFR + 0.330%)
25,000,000	3.950	(b)	03/05/27	25,000,000
Paradelle Funding LLC (SOFR + 0.270%)
6,298,000	3.891	(b)	06/18/26	6,297,919
Paradelle Funding LLC (SOFR + 0.330%)
14,800,000	3.950	(b)	09/02/26	14,800,000
Paradelle Funding LLC (SOFR + 0.340%)
9,550,000	3.960	(b)	06/02/26	9,550,059
10,000,000	3.960	(b)	07/30/26	10,000,000
Podium Funding Trust (SOFR + 0.220%)
15,000,000	3.840	(b)	09/03/26	15,000,000
Podium Funding Trust (SOFR + 0.310%)
7,149,000	3.930	(b)	08/14/26	7,149,556
9,237,000	3.930	(b)	12/15/26	9,237,000
19,801,000	3.930	(b)	12/16/26	19,801,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Obligations – (continued)

Sumitomo Mitsui Banking Corporation (SOFR + 0.310%)
$55,000,000	3.930	%(b)	07/17/26	$55,000,000
Swedbank AB (SOFRINDX + 1.380%)
15,401,000	5.027	(b)(c)	06/15/26	15,408,005
8,313,000	5.032	(b)(c)	06/15/26	8,316,781
UBS AG - London Branch (SOFR + 0.310%)
63,157,000	3.966	(b)	12/17/26	63,157,000
UBS AG - London Branch (SOFR + 0.320%)
100,000,000	3.964	(b)	10/20/26	100,000,000
UBS AG - London Branch (SOFR + 0.350%)
38,000,000	4.001	(b)	09/30/26	38,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$691,535,320

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$9,992,693,182

Repurchase Agreements(e) - 20.0%

BNP Paribas
246,000,000	3.720		06/01/26	$246,000,000
Maturity Value: $ 246,076,260
Settlement Date: 05/29/26

Collateralized by mortgage-backed obligations, 2.869% to 6.433%, due 11/13/39 to 04/25/70, various corporate security issuers, 0.600% to 9.250%, due 06/15/26 to 12/31/99 and various sovereign debt security issuers, 2.550% to 5.375%, due 01/27/32 to 01/30/43. The aggregate market value of the collateral, including accrued interest, was $259,692,344.

25,000,000	3.790		06/09/26	$25,000,000
Maturity Value: $27,066,077
Settlement Date: 04/18/24
Collateralized by various corporate security issuers, 3.875% to 9.625%, due 04/01/29 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $ 27,500,305.

BofA Securities, Inc.
150,000,000	3.900		07/07/26	$150,000,000
Maturity Value: $ 154,224,999
Settlement Date: 10/23/25
Collateralized by various corporate security issuers, 0.000%, due 06/01/26 to 12/08/26. The aggregate market value of the collateral, including accrued interest, was $ 153,000,004.

J.P. Morgan Securities LLC
425,000,000	3.820	(f)	07/28/26	$425,000,000
Maturity Value: $ 429,058,750
Settlement Date: 04/29/26
Collateralized by various corporate security issuers, 0.000% to 7.750%, due 09/15/26 to 06/01/33. The aggregate market value of the collateral, including accrued interest, was $ 469,024,612.

Joint Account III
295,570,000	3.623		06/01/26	$295,570,000
Maturity Value: $ 295,659,237
Settlement Date: 05/29/26

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(e) – (continued)

Societe Generale
$300,000,000	3.740%	06/01/26	$300,000,000
Maturity Value: $300,093,500
Settlement Date: 05/29/26

Collateralized by mortgage-backed obligations, 3.242% to 7.877%, due 03/10/33 to 03/15/45, various asset-backed obligations, 3.929% to 10.500%, due 07/15/26 to 04/25/37 and various corporate security issuers, 3.750% to 11.750%, due 01/15/27 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $342,873,100.

TD Securities (USA) LLC
425,000,000	3.730	06/01/26	$425,000,000
Maturity Value: $425,132,104
Settlement Date: 05/29/26

Collateralized by municipal debt obligations, 0.000% to 8.406%, due 06/15/26 to 04/15/66 and various corporate security issuers, 2.950% to 13.500%, due 12/01/26 to 01/31/46. The aggregate market value of the collateral, including accrued interest, was $448,900,520.

The Bank of Nova Scotia
500,000,000	3.730	06/01/26	$500,000,000
Maturity Value: $500,155,417
Settlement Date: 05/29/26
Collateralized by various corporate security issuers, 1.675% to 6.200%, due 10/13/26 to 12/31/79. The aggregate market value of the collateral, including accrued interest, was $525,163,251.

Wells Fargo Securities, LLC
135,000,000	4.160	10/23/26	$135,000,000
Maturity Value: $141,006,002
Settlement Date: 10/03/25

Collateralized by mortgage-backed obligations, 3.401% to 7.060%, due 09/09/32 to 04/25/71 and various corporate security issuers, 0.000% to 7.367%, due 06/03/26 to 12/31/99. The aggregate market value of the collateral, including accrued interest, was $145,248,217.

TOTAL REPURCHASE AGREEMENTS			$2,501,570,000

TOTAL INVESTMENTS - 99.8%			$12,494,263,182

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			28,443,902

NET ASSETS - 100.0%			$12,522,707,084

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

(e)	Unless noted, all repurchase agreements were entered into on May 31, 2026. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.
(f)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
MMY	— Money Market Yield
PLC	— Public Limited Company
SOFR	— Secured Overnight Financing Rate
SOFRINDX	— Secured Overnight Financing Rate Index
T-Bill	— Treasury Bill

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 12.3%
United States Treasury Bills
$1,600,000	3.629%		06/02/26	$1,599,841

(Cost $1,599,841)

Non-Financial Company Commercial Paper - 16.1%

California - 16.1%
California Statewide Communities Development Authority
200,000	2.350		07/07/2026	200,000
300,000	2.350		07/09/2026	300,000
East Bay Municipal Utility District
200,000	2.300		06/03/2026	200,000
Leland Stanford Junior University (The)
300,000	2.370		01/14/2027	300,000
Regents of The University of California (The)
500,000	2.500		06/15/2026	500,000
Sacramento Municipal Utility District
240,000	2.430		08/04/2026	240,000
San Diego County Water Authority
150,000	2.350		06/03/2026	150,000
San Francisco Public Utilities Commission
200,000	2.450		06/04/2026	200,000

				2,090,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				2,090,000

Other Municipal Security - 8.5%

California - 8.5%
Berkeley, California (City of)
235,000	2.300		07/28/2026	235,610
Los Angeles Unified School District
115,000	4.000		07/01/2026	115,000
Los Angeles, California (City of)
100,000	2.452		06/25/2026	100,137
200,000	3.060		06/25/2026	200,274
Los Angeles, California (County of)
165,000	2.820		06/30/2026	165,278
Riverside, California (County of)
85,000	2.295		06/30/2026	85,160
30,000	2.644		06/30/2026	30,057
170,000	2.690		06/30/2026	170,321

				1,101,837

TOTAL OTHER MUNICIPAL SECURITY				1,101,837

Tender Option Bond - 3.1%

California - 3.1%
Tender Option Bond Trust Receipts/Certificates
300,000	2.800	(a)(b)	09/01/2054	300,000
100,000	1.590	(a)(b)	11/01/2056	100,000

				400,000

TOTAL TENDER OPTION BOND				400,000

Variable Rate Demand Note - 58.7%

California - 58.7%
Airport Commission of The City and County of San Francisco
395,000	3.000	(a)	05/01/2058	395,000
Bay Area Toll Authority
275,000	1.000	(a)	04/01/2059	275,000
100,000	2.350	(a)	04/01/2059	100,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

California – (continued)
Blackrock Muniholdings California Quality Fund, Inc.
$200,000	1.670	%(a)	09/01/2054	$200,000
California Health Facilities Financing Authority
100,000	2.350	(a)	02/01/2055	100,000
California Institute of Technology
200,000	0.880	(a)	10/01/2036	200,000
Central California Public Financing Authority
335,000	2.300	(a)	08/01/2051	335,000
Chevron Corporation
635,000	2.350	(a)	11/01/2035	635,000
Eastern Municipal Water District
430,000	2.400	(a)	07/01/2046	430,000
Hoag Memorial Hospital Presbyterian
460,000	2.400	(a)	07/15/2062	460,000
Housing Authority of The County of Sacramento (FNMA)
220,000	1.120	(a)	07/15/2029	220,000
Metropolitan Water District of Southern California (The)
360,000	1.000	(a)	04/01/2054	360,000
Orange County Water District
100,000	1.050	(a)	08/01/2042	100,000
Regents of The University of California (The)
1,420,000	2.300	(a)	05/15/2048	1,420,000
440,000	2.350	(a)	05/15/2048	440,000
Riverside California (City of)
100,000	2.300	(a)	10/01/2035	100,000
San Mateo County Joint Powers Financing Authority
340,000	0.900	(a)	04/01/2039	340,000
Santa Clara Valley Transportation Authority
175,000	0.800	(a)	06/01/2055	175,000
370,000	3.730	(a)	06/01/2055	370,000
Scripps Health
130,000	1.100	(a)	08/01/2035	130,000
Southern California Public Power Authority
300,000	2.500	(a)	07/01/2036	300,000
State of California
200,000	1.180	(a)	05/01/2040	200,000
338,000	1.050	(a)	05/01/2050	338,000

				7,623,000

TOTAL VARIABLE RATE DEMAND NOTE				7,623,000

TOTAL INVESTMENTS - 98.7% (Cost $12,814,678)				$12,814,678

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%				168,505

NET ASSETS - 100.0%				$12,983,183

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
FNMA	- Insured by Federal National Mortgage Association

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

U.S. Treasury Obligations - 2.9%

United States Treasury Bills
$24,050,000	3.629%	06/02/26	$24,047,642
47,900,000	3.623	06/04/26	47,885,746
45,000,000	3.638	06/04/26	44,986,609
10,100,000	3.656	06/04/26	10,096,995
2,300,000	3.669	06/09/26	2,298,153

			129,315,145

TOTAL U.S. TREASURY OBLIGATIONS (Cost $129,315,145)			129,315,145

Non-Financial Company Commercial Paper - 19.3%
Alabama - 0.7%

Health Care Authority of The City of Huntsville (The)
30,000,000	2.520	08/06/2026	30,000,000

California - 0.5%
California Statewide Communities Development Authority
15,085,000	2.350	07/07/2026	15,085,000
Regents of The University of California (The)
9,500,000	2.500	06/15/2026	9,500,000
Sacramento Municipal Utility District
1,428,000	2.430	08/04/2026	1,428,000

			26,013,000

Colorado - 0.3%
Denver Board of Water Commissioners
12,125,000	2.400	06/23/2026	12,125,000

District of Columbia - 1.3%

District of Columbia
10,000,000	2.600	06/04/2026	10,000,000
31,000,000	2.570	08/06/2026	31,000,000
Kaiser Permanente
16,600,000	2.600	06/04/2026	16,600,000

			57,600,000

Florida - 0.4%
Cape Coral, Florida (City of)
2,300,000	2.530	07/15/2026	2,300,000
Miami-Dade County Aviation Department
11,250,000	2.620	08/05/2026	11,250,000

			13,550,000

Georgia - 1.2%
Metropolitan Atlanta Rapid Transit Authority
4,200,000	2.400	07/07/2026	4,200,000
17,000,000	2.500	09/15/2026	17,000,000
Municipal Electric Authority of Georgia (The)
30,000,000	2.550	08/05/2026	30,000,000

			51,200,000

Illinois - 1.7%
Northwestern University
23,000,000	2.603	09/10/2026	22,996,669
12,000,000	2.550	09/15/2026	12,000,000
25,000,000	2.550	09/17/2026	25,000,000
13,500,000	2.500	09/28/2026	13,500,000

			73,496,669

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)

Indiana - 0.1%
Indiana University
$3,630,000	2.420%	06/24/2026	$3,630,000

Massachusetts - 0.5%
Massachusetts Bay Transportation Authority
20,000,000	2.520	07/01/2026	20,000,000

Minnesota - 2.7%
Hennepin County, Minnesota
17,500,000	2.450	08/05/2026	17,500,000
14,500,000	2.500	09/03/2026	14,500,000
Minnesota Agricultural and Economic Development
6,500,000	2.460	06/16/2026	6,500,000
27,000,000	2.500	06/24/2026	27,000,000
7,000,000	2.450	07/07/2026	7,000,000
10,000,000	2.450	07/21/2026	10,000,000
Minnesota Agricultural and Economic Development Board
9,700,000	2.450	07/14/2026	9,700,000
Regents of The University of Minnesota
11,000,000	2.400	06/03/2026	11,000,000
15,000,000	2.500	08/05/2026	15,000,000

			118,200,000

Missouri - 0.7%
BJC Health System
3,875,000	2.500	06/03/2026	3,875,000
SSM Health Care Corporation
25,000,000	2.550	07/09/2026	25,000,000

			28,875,000

Nebraska - 1.9%
Lincoln Electric Company (The)
27,205,000	2.520	06/16/2026	27,205,000
Lincoln Electric System
3,500,000	2.350	06/16/2026	3,500,000
16,000,000	2.550	06/16/2026	16,000,000
Omaha Public Power District
15,000,000	2.400	06/05/2026	15,000,000
3,750,000	2.600	08/04/2026	3,750,000
15,000,000	2.500	08/05/2026	15,000,000
5,000,000	2.500	08/06/2026	5,000,000
2,000,000	2.600	08/18/2026	2,000,000

			87,455,000

New Jersey - 0.5%
Rutgers, The State University of New Jersey
21,590,000	2.400	06/10/2026	21,590,000

New York - 1.5%
Cornell University
4,111,000	2.360	06/03/2026	4,111,000
Long Island Power Authority
2,650,000	2.530	08/06/2026	2,650,000
Nyu Langone Hospitals
9,275,000	2.530	08/04/2026	9,275,000
8,775,000	2.630	08/04/2026	8,774,679
9,600,000	2.671	08/04/2026	9,599,648
35,275,000	2.580	09/01/2026	35,275,000

			69,685,327

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Non-Financial Company Commercial Paper – (continued)

Ohio - 0.2%
Ohio Water Development Authority
$10,000,000	2.500%	08/05/2026	$10,000,000

Pennsylvania - 1.3%
The Trustees of The University of Pennsylvania
25,000,000	2.500	06/16/2026	25,000,000
18,450,000	2.400	07/09/2026	18,450,000
University of Pittsburgh The Commonwealth System of Higher Education
13,450,000	2.400	07/08/2026	13,450,000

			56,900,000

Tennessee - 0.2%
Nashville and Davidson County, Tennessee
7,800,000	2.540	08/11/2026	7,800,000

Texas - 2.1%
Austin, Texas (City of)
5,000,000	2.580	06/24/2026	5,000,000
8,000,000	2.520	08/18/2026	8,000,000
Board of Regents of The University of Texas System
14,063,000	2.400	06/04/2026	14,063,000
Dallas Area Rapid Transit
16,032,000	2.430	06/03/2026	16,032,000
Dallas Texas Waterworks & Sewer System
11,300,000	2.470	06/23/2026	11,300,000
14,200,000	2.540	06/23/2026	14,200,000
17,000,000	2.520	07/16/2026	17,000,000
Harris Texas (County of)
3,585,000	2.400	07/15/2026	3,585,000

			89,180,000

Washington - 1.5%
King, Washington (County of)
3,750,000	2.420	07/08/2026	3,750,000
14,500,000	2.500	07/09/2026	14,500,000
14,775,000	2.500	08/24/2026	14,775,000
33,400,000	2.520	09/09/2026	33,400,000

			66,425,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER			843,724,996

Other Municipal Security - 7.8%

California - 2.5%
Los Angeles Transportation 5 6/26
51,950,000	2.452	06/25/2026	52,014,324
Los Angeles, California (County of)
41,345,000	2.820	06/30/2026	41,414,635
Riverside, California (County of)
9,965,000	2.295	06/30/2026	9,983,136
7,120,000	2.690	06/30/2026	7,132,958

			110,545,053

Colorado - 0.0%
Colorado State Education Loan Program
100,000	2.405	06/30/2026	100,201
1,225,000	2.424	06/30/2026	1,227,467

			1,327,668

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

Connecticut - 0.1%
State of Connecticut
$70,000	2.428%		07/01/2026	$70,141
1,660,000	2.552		07/01/2026	1,663,327
2,740,000	2.607	(a)	09/15/2026	2,758,522

				4,491,990

Florida - 1.1%
Broward County Florida School District
1,025,000	2.470		06/25/2026	1,025,891
2,355,000	2.543		06/25/2026	2,357,046
55,000	2.565		06/25/2026	55,048
450,000	2.599		06/25/2026	450,391
235,000	2.667		06/25/2026	235,204
2,895,000	2.677		06/25/2026	2,897,515
275,000	2.680		06/25/2026	275,239
980,000	2.699		06/25/2026	980,851
470,000	2.709		06/25/2026	470,408
230,000	2.735		06/25/2026	230,200
175,000	2.743		06/25/2026	175,152
360,000	2.744		06/25/2026	360,313
585,000	3.090		06/25/2026	585,508
Pinellas County School Board
11,535,000	2.442		06/30/2026	11,547,459
35,000	2.631		06/30/2026	35,038
30,000	2.678		06/30/2026	30,032
28,125,000	2.680		06/30/2026	28,155,378
95,000	2.732		06/30/2026	95,103
School District of Broward County, Florida Tax Anticipation Notes
Series 2025
70,000	2.431		06/25/2026	70,061
School District of Pinellas County Florida Tax Anticipation Notes Series 2025
40,000	2.403		06/30/2026	40,043

				50,071,880

Georgia - 1.5%
Fulton County Georgia General Fund Tax Anticipation Notes Series 2026
63,615,000	2.499		12/30/2026	64,520,685

New York - 2.3%
Connetquot Central School District of Islip (ST AID WITHHLDG)
15,385,000	2.511		06/24/2026	15,392,012
Oyster Bay, Town of
120,000	2.405		08/21/2026	120,361
17,615,000	2.500		08/21/2026	17,668,034
115,000	2.545		08/21/2026	115,346
24,050,000	2.701		08/21/2026	24,122,409
Smithtown Central School District (ST AID WITHHLDG)
4,600,000	2.391		06/25/2026	4,604,767
South Huntington New York Union Free School District (ST AID WITHHLDG)
4,700,000	2.442		06/24/2026	4,704,519
Suffolk, New York (County of)
85,000	2.435		07/24/2026	85,187
18,645,000	2.437		07/24/2026	18,686,052
10,000,000	2.487		07/24/2026	10,022,017

				95,520,704

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

Texas - 0.3%
Houston Independent School District (PSF-GTD)
$3,750,000	2.783%		08/15/2026	$3,767,051
Houston Independent School District Harris County Texas Limited
Tax Refunding Bonds Series 2026 (PSF-GTD)
8,610,000	2.710		02/15/2027	8,747,178

				12,514,229

TOTAL OTHER MUNICIPAL SECURITY				338,992,209

Tender Option Bond - 7.5%

Alabama - 0.3%
Public Finance Authority
15,000,000	1.630	(b)(c)	06/01/2055	15,000,000

Arizona - 0.0%
Deutsche Bank Spears/Lifers Trust
2,000,000	1.600	(b)(c)	01/01/2054	2,000,000

California - 1.2%
Tender Option Bond Trust Receipts/Certificates
46,700,000	1.870	(b)(c)	06/01/2032	46,700,000
3,400,000	1.600	(b)(c)	12/01/2054	3,400,000

				50,100,000

Connecticut - 0.0%
Connecticut Housing Finance Authority
200,000	1.600	(b)(c)	11/15/2052	200,000

District of Columbia - 0.5%
Tender Option Bond Trust Receipts/Certificates
5,335,000	1.600	(b)(c)	06/01/2050	5,335,000
19,000,000	1.600	(b)(c)	07/15/2060	19,000,000

				24,335,000

Georgia - 0.1%
Tender Option Bond Trust Receipts/Certificates
5,200,000	1.600	(b)(c)	10/01/2055	5,200,000

Hawaii - 0.1%
Tender Option Bond Trust Receipts/Certificates
2,665,000	1.600	(b)(c)	07/01/2049	2,665,000

Indiana - 0.3%
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
12,030,000	1.600	(b)(c)	07/01/2055	12,030,000

Michigan - 0.3%
Tender Option Bond Trust Receipts/Certificates (AG)
4,440,000	1.610	(b)(c)	11/15/2054	4,440,000
Tender Option Bond Trust Receipts/Certificates
8,500,000	1.620	(b)(c)	03/01/2051	8,500,000

				12,940,000

Missouri - 0.2%
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
8,955,000	1.600	(b)(c)	11/01/2055	8,955,000

Nebraska - 0.2%
Deutsche Bank Spears/Lifers Trust
2,140,000	1.600	(b)(c)	02/01/2054	2,140,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Tender Option Bond – (continued)

Nebraska – (continued)
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
$9,605,000	1.600	%(b)(c)	09/01/2055	$9,605,000

				11,745,000

New Jersey - 0.8%
New Jersey Transportation Trust Fund Authority
37,310,000	1.720	(b)(c)	06/15/2050	37,310,000

New York - 0.8%
J.P. Morgan Chase Putters / Drivers Trust Various States
2,630,000	1.600	(b)(c)	06/15/2046	2,630,000
Tender Option Bond Trust Receipts/Certificates (PUTABLE)
2,290,000	1.600	(b)(c)	05/15/2047	2,290,000
4,980,000	1.600	(b)(c)	10/01/2050	4,980,000
2,050,000	1.600	(b)(c)	07/01/2054	2,050,000
Tender Option Bond Trust Receipts/Certificates
1,890,000	1.600	(b)(c)	03/15/2046	1,890,000
2,500,000	1.600	(b)(c)	03/15/2047	2,500,000
2,430,000	1.600	(b)(c)	04/01/2049	2,430,000
7,360,000	1.600	(b)(c)	07/01/2054	7,360,000
1,455,000	1.600	(b)(c)	04/01/2055	1,455,000
2,740,000	1.600	(b)(c)	12/01/2056	2,740,000
				30,325,000

North Carolina - 0.7%
J.P. Morgan Chase Putters / Drivers Trust Various States
11,215,000	1.600	(b)(c)	07/01/2044	11,215,000
Public Finance Authority
15,000,000	1.630	(b)(c)	01/15/2048	15,000,000

				26,215,000

Ohio - 0.1%
Tender Option Bond Trust Receipts/Certificates (GNMA/FNMA/FHLMC)
3,245,000	1.600	(b)(c)	09/01/2055	3,245,000

Other - 1.0%
Tender Option Bond Trust Receipts/Certificates Various States CTFS 2026-BAP0002
44,600,000	1.870	(b)(c)	12/02/2027	44,600,000

Pennsylvania - 0.3%
Pennsylvania Housing Finance Agency (PUTABLE)
8,095,000	1.600	(b)(c)	04/01/2051	8,095,000
Thomas Jefferson University (AG-CR)
3,900,000	1.690	(b)(c)	11/01/2054	3,900,000

				11,995,000

Rhode Island - 0.1%
Tender Option Bond Trust Receipts/Certificates (GNMA COLL)
6,500,000	1.600	(b)(c)	10/01/2054	6,500,000

Texas - 0.4%
Deutsche Bank Spears/Lifers Trust
3,595,000	1.600	(b)(c)	02/15/2055	3,595,000
11,700,000	1.600	(b)(c)	09/15/2055	11,700,000
J.P. Morgan Chase Putters / Drivers Trust Various States (PSF-GTD) (PUTABLE)
1,785,000	1.600	(b)	02/15/2046	1,785,000

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Tender Option Bond – (continued)

Texas – (continued)
Tender Option Bond Trust Receipts/Certificates (PSF-GTD)
$2,250,000	1.600	%(b)(c)	02/15/2055	$2,250,000

				19,330,000

Virginia - 0.1%
Tender Option Bond Trust Receipts/Certificates
3,465,000	1.600	(b)(c)	12/01/2066	3,465,000

TOTAL TENDER OPTION BOND				328,155,000

Variable Rate Demand Note - 57.1%

Alaska - 3.6%
Alaska Housing Finance Corporation
90,590,000	1.520	(b)	12/01/2040	90,590,000
50,265,000	1.520	(b)	12/01/2041	50,265,000
Alaska Housing Finance Corporation Governmental Purpose Bonds
16,875,000	3.350	(b)	12/01/2030	16,875,000

				157,730,000

Arizona - 1.0%
Arizona Board of Regents
45,120,000	1.550	(b)	07/01/2055	45,120,000

Colorado - 1.8%
Colorado Health Facilities Authority
10,000,000	1.550	(b)	05/15/2064	10,000,000
Colorado Housing and Finance Authority
7,570,000	1.550	(b)	05/01/2031	7,570,000
Colorado Springs Colorado (Combined Utilities Sytem)
31,995,000	1.600	(b)	11/01/2040	31,995,000
4,300,000	1.600	(b)	11/01/2041	4,300,000
University of Colorado Hospital Authority
25,000,000	1.350	(b)	11/15/2049	25,000,000

				78,865,000

Connecticut - 6.1%
Connecticut Health and Educational Facilities Authority
38,075,000	1.550	(b)	07/01/2048	38,075,000
70,000,000	1.500	(b)	07/01/2056	70,000,000
Connecticut Housing Finance Authority (GNMA/FNMA/FHLMC)
32,000,000	1.450	(b)	11/15/2051	32,000,000
55,000,000	1.550	(b)	11/15/2051	55,000,000
42,800,000	2.850	(b)	05/15/2052	42,800,000
Connecticut Housing Finance Authority
3,900,000	1.560	(b)	05/15/2034	3,900,000
23,800,000	1.550	(b)	11/15/2048	23,800,000

				265,575,000

District of Columbia - 0.3%
Metropolitan Washington Airports Authority
13,850,000	1.570	(b)	10/01/2039	13,850,000

				13,850,000

Florida - 3.7%
Adventist Health System Sunbelt Healthcare Corporation
9,550,000	1.520	(b)	11/15/2032	9,550,000
13,465,000	1.500	(b)	11/15/2037	13,465,000
Baptist Health System, Inc
3,455,000	1.610	(b)	08/01/2036	3,455,000
Florida Power & Light Company
33,500,000	1.670	(b)	09/01/2028	33,500,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Florida – (continued)
Florida Power & Light Company – (continued)
$27,885,000	1.650	%(b)	05/01/2046	$27,885,000
Hillsborough County Industrial Development Authority
22,130,000	1.550	(b)	11/15/2044	22,130,000
41,100,000	2.800	(b)	11/15/2054	41,100,000
Miami-Dade Water and Sewer Department
7,720,000	2.683	(b)	10/01/2026	7,778,701

				158,863,701

Georgia - 1.4%
Children’s Healthcare of Atlanta, Inc.
60,915,000	1.630	(b)	07/01/2042	60,915,000

Idaho - 0.4%
Trinity Health Corporation
16,585,000	2.450	(b)	12/01/2048	16,585,000

Illinois - 1.5%
Northwestern University
40,000,000	1.300	(b)	12/01/2046	40,000,000
26,760,000	1.530	(b)	12/01/2046	26,760,000

				66,760,000

Iowa - 0.4%
Archer-Daniels-Midland Company
18,250,000	1.610	(b)	12/01/2045	18,250,000

Maryland - 0.4%
Howard Hughes Medical Institute
18,400,000	1.600	(b)	02/15/2043	18,400,000

Massachusetts - 0.6%
Massachusetts Department of Transportation
4,900,000	1.500	(b)	01/01/2039	4,900,000
Massachusetts Housing Finance Agency
21,575,000	1.550	(b)	11/01/2048	21,575,000

				26,475,000

Michigan - 1.0%
University of Michigan
7,295,000	1.340	(b)	04/01/2028	7,295,000
37,475,000	1.340	(b)	04/01/2036	37,475,000

				44,770,000

Minnesota - 0.6%
Minnesota State Housing Finance Agency (GNMA/FNMA/FHLMC)
26,360,000	1.550	(b)	01/01/2042	26,360,000

Mississippi - 3.1%
Chevron Corporation
27,450,000	1.530	(b)	12/01/2030	27,450,000
42,070,000	1.580	(b)	12/01/2030	42,070,000
39,685,000	2.850	(b)	12/01/2030	39,685,000
25,720,000	2.850	(b)	11/01/2035	25,720,000

				134,925,000

Missouri - 0.4%
BJC Health System
18,000,000	1.540	(b)	05/15/2038	18,000,000

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New York - 10.3%
Blackrock Muniyield Quality Fd Inc Var (AMT)
$39,700,000	1.730	%(b)(c)	02/01/2056	$39,700,000
Long Island Power Authority
330,000	1.600	(b)	05/01/2033	330,000
19,325,000	1.550	(b)	09/01/2038	19,325,000
9,455,000	1.550	(b)	09/01/2042	9,455,000
Metropolitan Transportation Authority
14,250,000	1.550	(b)	11/01/2031	14,250,000
Nassau County Local Economic Assistance and Financing Corporation
14,380,000	1.550	(b)	01/01/2045	14,380,000
New York City Housing Development Corporation
29,910,000	1.400	(b)	03/15/2036	29,910,000
21,275,000	1.300	(b)	05/01/2054	21,275,000
New York City Municipal Water Finance Authority
26,435,000	2.750	(b)	12/01/2023	26,435,000
35,980,000	2.850	(b)	06/15/2044	35,980,000
5,550,000	1.600	(b)	06/15/2046	5,550,000
New York City Transitional Finance Authority
6,600,000	1.550	(b)	08/01/2039	6,600,000
15,400,000	1.570	(b)	05/01/2053	15,400,000
New York State Housing Finance Agency
59,900,000	1.400	(b)	11/15/2036	59,900,000
200,000	1.600	(b)	05/15/2037	200,000
15,640,000	1.400	(b)	05/15/2041	15,640,000
10,000,000	1.550	(b)	11/01/2044	10,000,000
New York State Housing Finance Agency (SONYMA HUD SECT 8)
18,185,000	1.550	(b)	11/01/2061	18,185,000
State of New York Mortgage Agency
10,910,000	1.600	(b)	04/01/2047	10,910,000
12,400,000	1.600	(b)	04/01/2051	12,400,000
The City of New York
28,630,000	1.550	(b)	12/07/2023	28,630,000
1,850,000	2.750	(b)	04/01/2042	1,850,000
53,440,000	2.850	(b)	10/01/2046	53,440,000

				449,745,000

North Carolina - 0.4%
North Carolina Medical Care Commission
16,500,000	1.550	(b)	06/01/2055	16,500,000

Ohio - 6.3%
Columbus Ohio Sewerage System (City of)
33,445,000	1.300	(b)	06/01/2032	33,445,000
Ohio State University (The)
70,485,000	1.550	(b)	12/07/2023	70,485,000
47,250,000	1.450	(b)	12/01/2034	47,250,000
30,000,000	1.450	(b)	12/01/2039	30,000,000
10,220,000	1.580	(b)	06/01/2043	10,220,000
Ohiohealth Corporation
25,000,000	1.600	(b)	11/15/2041	25,000,000
State of Ohio
10,000,000	1.550	(b)	10/01/2040	10,000,000
13,090,000	1.600	(b)	12/01/2040	13,090,000
Trinity Health Corporation
35,920,000	2.450	(b)	12/01/2046	35,920,000

				275,410,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Other - 1.7%
Nuveen AMT Free Mun Income Fund Variable Rate DemandPreferred Shares Ticker Symbol NEA 1
$74,000,000	1.650	%(b)(c)	09/11/2026	$74,000,000

Pennsylvania - 2.8%
Deutsche Bank Spears/Lifers Trust
22,100,000	1.600	(b)	12/01/2060	22,100,000
Pennsylvania Housing Finance Agency
25,550,000	1.550	(b)	10/01/2050	25,550,000
Pennsylvania Turnpike Commission
75,250,000	1.570	(b)	12/01/2045	75,250,000

				122,900,000

Rhode Island - 0.4%
Brown University
15,960,000	1.200	(b)	09/01/2043	15,960,000

South Dakota - 0.8%
South Dakota Health and Educational Facilities Authority
35,000,000	1.550	(b)	07/01/2055	35,000,000

Texas - 6.9%
Board of Regents of The University of Houston System
9,835,000	1.350	(b)	02/15/2057	9,835,000
Board of Regents of The University of Texas System
4,675,000	2.699	(b)	03/15/2027	4,758,250
55,400,000	1.350	(b)	08/01/2032	55,400,000
15,000,000	1.450	(b)	08/01/2056	15,000,000
Board of Regents of the University of Texas System Revenue Financing System Bonds Series 2026
15,000,000	1.450	(b)	08/01/2056	15,000,000
Exxon Mobil Corporation
96,330,000	2.800	(b)	11/01/2041	96,330,000
Harris County Cultural Education Facilities Finance Corporation
63,965,000	2.850	(b)	12/01/2060	63,965,000
Houston Texas (Combined Utilities System)
1,900,000	1.590	(b)	05/15/2034	1,900,000
State of Texas
200,000	1.600	(b)	06/01/2053	200,000
Tarrant County Cultural Education Facilities Finance Corporation
21,985,000	1.300	(b)	07/01/2047	21,985,000
William Marsh Rice University
13,375,000	1.570	(b)	05/15/2048	13,375,000

				297,748,250

Washington - 0.2%
Port of Tacoma
7,105,000	1.550	(b)	12/01/2044	7,105,000

Wisconsin - 1.0%
Public Finance Authority
40,000,000	1.600	(b)	10/01/2044	40,000,000

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

Wisconsin – (continued)
Wisconsin Housing & Economic Development Authority (GNMA/FNMA/FHLMC)
$5,835,000	1.550	%(b)	09/01/2050	$5,835,000

				45,835,000

TOTAL VARIABLE RATE DEMAND NOTE				2,491,646,951

TOTAL INVESTMENTS - 94.6% (Cost $4,131,834,301)				$4,131,834,301

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%				235,184,549

NET ASSETS - 100.0%				$4,367,018,850

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.
(b)	Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AMT	- Alternative Minimum Tax (subject to)
FHLMC	- Insured by Federal Home Loan Mortgage Corp.
FNMA	- Insured by Federal National Mortgage Association
GNMA	- Insured by Government National Mortgage Association
HUD SECT 8	- Hud Section 8
PSF-GTD	- Guaranteed by Permanent School Fund
SONYMA	- State of New York Mortgage Agency
SPEARS	- Short Puttable Exempt Adjustable Receipts
ST AID	-
WITHHLDG	State Aid Withholding

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - 6.4%
United States Treasury Bills
$1,250,000	3.629%		06/02/26	$1,249,876
2,400,000	3.669		06/09/26	2,398,072

				3,647,948

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,647,948)				3,647,948

Non-Financial Company Commercial Paper - 7.1%

New York - 7.1%
Cornell University
1,250,000	2.360		06/03/2026	1,250,000
Nyu Langone Hospitals
500,000	2.530		08/04/2026	500,000
500,000	2.630		08/04/2026	500,000
500,000	2.580		09/01/2026	500,000
Power Authority of The State of New York
1,000,000	2.500		08/06/2026	1,000,000
Trustees of Columbia University in The City of New York (The)
277,000	2.650		06/10/2026	277,000

				4,027,000

TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER				4,027,000

Other Municipal Security - 13.7%

New York - 13.7%
Bay Shore Union Free School District (ST AID WITHHLDG)
15,000	2.476		07/10/2026	15,018
Bay Shore Union Free School District
10,000	2.480		07/10/2026	10,012
30,000	2.705		07/10/2026	30,036
120,000	2.806		07/10/2026	120,144
125,000	2.837		07/10/2026	125,151
350,000	2.901		07/10/2026	350,421
Connetquot Central School District of Islip (ST AID WITHHLDG)
615,000	2.511		06/24/2026	615,280
Erie New York (County of)
600,000	2.159		06/01/2026	600,000
Monroe, New York (County of) (BAM)
135,000	2.673		06/01/2026	135,000
New York City Housing Development Corporation
100,000	1.560	(a)	07/01/2043	100,000
Oyster Bay, Town of
35,000	2.405		08/21/2026	35,105
95,000	2.450		08/21/2026	95,286
160,000	2.500		08/21/2026	160,481
25,000	2.541		08/21/2026	25,075
70,000	2.572		08/21/2026	70,210
110,000	2.668		08/21/2026	110,331
500,000	2.701		08/21/2026	501,503
Oyster Bay, Town of (AG)
395,000	2.701		08/15/2026	395,242
Patchogue-Medford Union Free School District (ST AID WITHHLDG)
90,000	2.335		06/24/2026	90,088
Patchogue-Medford Union Free School District
635,000	2.372		06/24/2026	635,620
115,000	2.748		06/24/2026	115,112

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Other Municipal Security – (continued)

New York – (continued)
Smithtown Central School District (ST AID WITHHLDG)
$400,000	2.391%		06/25/2026	$400,415
South Huntington New York Union Free School District (ST AID WITHHLDG)
300,000	2.442		06/24/2026	300,288
Suffolk, New York (County of)
1,250,000	2.437		07/24/2026	1,252,726
650,000	2.537		07/24/2026	651,417
Three Village Central School District (ST AID WITHHLDG)
90,000	2.328		06/24/2026	90,080
Three Village Central School District
5,000	2.398		06/24/2026	5,004
515,000	2.497		06/24/2026	515,460
40,000	2.626		06/24/2026	40,036
90,000	2.630		06/24/2026	90,080
60,000	2.704		06/24/2026	60,054
105,000	2.845		06/24/2026	105,094

				7,845,769

TOTAL OTHER MUNICIPAL SECURITY				7,845,769

Tender Option Bond - 7.0%

New York - 7.0%
J.P. Morgan Chase Putters / Drivers Trust Various States
500,000	1.600	(a)(b)	06/15/2046	500,000
Tender Option Bond Trust Receipts/Certificates (PUTABLE)
250,000	1.600	(a)(b)	10/01/2050	250,000
450,000	1.600	(a)(b)	07/01/2054	450,000
Tender Option Bond Trust Receipts/Certificates
400,000	1.600	(a)(b)	03/15/2046	400,000
300,000	2.870	(a)(b)	03/15/2049	300,000
200,000	1.600	(a)(b)	07/01/2054	200,000
650,000	1.600	(a)(b)	04/01/2055	650,000
615,000	1.600	(a)(b)	12/01/2056	615,000
650,000	2.870	(a)(b)	05/15/2064	650,000

				4,015,000

TOTAL TENDER OPTION BOND				4,015,000

Variable Rate Demand Note - 61.6%

New York - 61.6%
Blackrock Muniyield New York Quality Fund, Inc.
200,000	1.710	(a)(b)	02/09/2076	200,000
Dormitory Authority of The State of New York
200,000	2.770	(a)	07/01/2026	200,359
900,000	1.560	(a)	07/01/2032	900,000
Long Island Power Authority
2,260,000	1.550	(a)	09/01/2038	2,260,000
500,000	1.550	(a)	09/01/2042	500,000
Metropolitan Museum of Art (The)
2,570,000	1.530	(a)	10/01/2036	2,570,000
Metropolitan Transportation Authority
675,000	1.550	(a)	11/01/2031	675,000
650,000	1.550	(a)	11/01/2032	650,000
Nassau County Local Economic Assistance and Financing Corporation
2,700,000	1.550	(a)	01/01/2045	2,700,000
New York Botanical Garden
2,505,000	1.520	(a)	07/01/2032	2,505,000

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Variable Rate Demand Note – (continued)

New York – (continued)
New York City Housing Development Corporation
$1,960,000	1.500	%(a)	09/01/2049	$1,960,000
New York City Housing Development Corporation (FHA 542 (C)) (PUTABLE)
600,000	3.720	(a)	05/01/2060	600,000
New York City Municipal Water Finance Authority
490,000	2.750	(a)	06/15/2045	490,000
2,500,000	1.600	(a)	06/15/2046	2,500,000
100,000	2.800	(a)	06/15/2049	100,000
New York State Energy Research and Development Authority
2,800,000	1.300	(a)	05/01/2039	2,800,000
New York State Housing Finance Agency
1,800,000	1.550	(a)	11/15/2037	1,800,000
375,000	1.550	(a)	05/15/2039	375,000
600,000	3.720	(a)	11/01/2045	600,000
Rockefeller University
2,250,000	1.300	(a)	07/01/2039	2,250,000
State of New York Mortgage Agency
555,000	1.600	(a)	04/01/2047	555,000
2,100,000	1.600	(a)	04/01/2051	2,100,000
The City of New York
200,000	2.800	(a)	04/01/2036	200,000
100,000	1.600	(a)	08/01/2038	100,000
250,000	1.500	(a)	08/01/2041	250,000
540,000	1.550	(a)	10/01/2041	540,000
1,500,000	2.850	(a)	10/01/2046	1,500,000
Triborough Bridge and Tunnel Authority
1,205,000	2.750	(a)	01/01/2033	1,205,000
645,000	1.600	(a)	11/01/2041	645,000
Trustees of Columbia University in The City of New York (The)
1,365,000	1.400	(a)	09/01/2039	1,365,000

				35,095,359

TOTAL VARIABLE RATE DEMAND NOTE				35,095,359

TOTAL INVESTMENTS - 95.8% (Cost $54,631,076)				$54,631,076

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.2%				2,374,782

NET ASSETS - 100.0%				$57,005,858

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable Rate Demand Instruments – rate shown is that which is in effect on May 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2026, the Investor Money Market Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Investor Money Market Fund	$295,570,000	$295,659,237	$304,437,100

REPURCHASE AGREEMENTS — At May 31, 2026, the Principal Amounts of the Investor Money Market Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Investor Money Market Fund

Bank of America, N.A.	3.630%	$88,671,000

Bank of Montreal	3.620	59,114,000

Wells Fargo Securities, LLC	3.620	147,785,000

Total		$295,570,000

At May 31, 2026, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rate	Maturity Dates

Federal Home Loan Mortgage Corp.	2.000% to 6.500%	05/01/34 to 06/01/56

Federal National Mortgage Association	2.000 to 5.500	08/01/42 to 05/01/56

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statements of Assets and Liabilities May 31, 2026 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Assets:

Investments, at value (cost $9,992,693,182, $12,814,678, $4,131,834,301 and $54,631,076, respectively)	$9,992,693,182	$12,814,678	$4,131,834,301	$54,631,076

Repurchase agreements, at value (Cost $2,501,570,000, $–, $– and $–, respectively)	2,501,570,000	—	—	—

Cash	94,508,480	24,828	104,918	436,073

Receivables:

Fund shares sold	37,536,141	—	12,319,799	—

Interest	33,718,158	64,420	20,379,802	308,025

Investments sold	7,792,182	100,003	210,032,784	1,651,610

Reimbursement from investment adviser	23,907	11,956	7,519	11,928

Other assets	871,899	54,215	258,839	31,208

Total assets	12,668,713,949	13,070,100	4,374,937,962	57,069,920

Liabilities:

Payables:

Investments purchased	94,453,381	—	2,758,522	—

Fund shares redeemed	49,401,556	—	1,493,488	130

Management fees	766,246	792	262,700	3,663

Dividend distribution	718,175	—	3,254,781	—

Distribution and Service fees and Transfer Agency fees	572,862	798	52,977	980

Accrued professional fees	69,718	53,438	53,537	53,491

Accrued printing and mailing costs	17,489	4,628	16,079	1,803

Accrued Trustee fees	7,438	3,994	4,356	3,995

Custody, accounting and administrative services	—	23,236	18,986	—

Accrued expenses	—	31	3,686	—

Total liabilities	146,006,865	86,917	7,919,112	64,062

Net Assets:

Paid-in capital	12,522,678,042	12,983,019	4,367,012,798	57,005,645

Total distributable earnings	29,042	164	6,052	213

NET ASSETS	$12,522,707,084	$12,983,183	$4,367,018,850	$57,005,858

Net Assets:

Class A Shares	$4,234,689,643	$51,793	$185,279,008	$52,089

Class C Shares	11,895	—	9,701	—

Class D Shares	21,792,470	—	—	—

Class I Shares	7,677,997,862	12,776,081	4,162,788,443	56,797,591

Service Shares	692,933	51,570	13,629,026	51,866

Preferred Shares	—	51,926	1,149	52,223

Administration Shares	578,208,894	51,813	5,311,523	52,089

Cash Management Shares	9,313,387	—	—	—

Total Net Assets	$12,522,707,084	$12,983,183	$4,367,018,850	$57,005,858
Shares Outstanding $0.001 par value (unlimited number of shares authorized):

Class A Shares	4,234,770,962	51,792	185,277,817	52,089

Class C Shares	11,895	—	9,701	—

Class D Shares	21,792,908	—	—	—

Class I Shares	7,678,146,043	12,776,028	4,162,760,425	56,797,470

Service Shares	692,951	51,570	13,628,934	51,866

Preferred Shares	—	51,926	1,149	52,223

Administration Shares	578,219,588	51,813	5,311,487	52,089

Cash Management Shares	9,313,565	—	—	—

Net asset value, offering and redemption price per share:	$1.00	$1.00	$1.00	$1.00

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statements of Operations For the Six Months Ended May 31, 2026 (Unaudited)

	Investor Money Market Fund	Investor Tax-Exempt California Money Market Fund	Investor Tax-Exempt Money Market Fund	Investor Tax-Exempt New York Money Market Fund

Investment Income:

Interest income	$241,690,735	$106,076	$52,254,223	$826,406

Expenses:

Fund-Level Expenses:

Management fees	9,966,022	7,416	3,260,659	50,460

Transfer Agency fees	622,933	464	203,810	3,155

Registration fees	515,956	35,606	122,200	36,634

Custody, accounting and administrative services	225,512	18,303	86,015	20,448

Professional fees	108,030	57,072	54,554	56,649

Printing and postage fees	91,920	17,746	11,225	17,530

Trustee fees	24,578	13,432	16,673	13,476

Other	39,003	61	24,018	519

Subtotal	11,593,954	150,100	3,779,154	198,871

Class Specific Expenses:

Distribution and Service fees - Class A Shares	5,130,121	64	200,557	64

Administration Share fees	621,520	64	3,071	64

Cash Management Share fees	25,383	—	—	—

Distribution fees - Cash Management Shares	15,230	—	—	—

Service Share fees	14,068	127	37,945	127

Distribution fees - Class C Shares	109	—	48	—

Preferred Share fees	—	25	—	26

Total expenses	17,400,385	150,380	4,020,775	199,152

Less - expense reductions	(158,760)	(141,571)	(30,439)	(140,842)

Net expenses	17,241,625	8,809	3,990,336	58,310

NET INVESTMENT INCOME	$224,449,110	$97,267	$48,263,887	$768,096

Net realized gain from investment transactions	515,130	49	4,282	153

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$224,964,240	$97,316	$48,268,169	$768,249

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDS – INVESTOR FUNDS

Statements of Changes in Net Assets

	Investor Money Market Fund		Investor Tax-Exempt California Money Market Fund
	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

From operations:

Net investment income	$224,449,110	$474,910,740	$97,267	$196,296

Net realized gain	515,130	2,094,681	49	75

Net increase in net assets resulting from operations	224,964,240	477,005,421	97,316	196,371

Distributions to shareholders:

From distributable earnings:

Class A Shares	(71,112,331)	(138,585,362)	(474)	(1,050)

Class C Shares	(303)	(1,813)	–	–

Class D Shares	(297,733)	(692,216)	–	–

Class I Shares	(145,394,759)	(317,024,415)	(95,472)	(192,149)

Service Shares	(90,739)	(563,725)	(408)	(920)

Preferred Shares	–	–	(513)	(1,127)

Administration Shares	(8,618,670)	(19,487,353)	(474)	(1,050)

Cash Management Shares	(147,992)	(855,901)	–	–

Total distributions to shareholders	(225,662,527)	(477,210,785)	(97,341)	(196,296)

From share transactions:

Proceeds from sales of shares	6,940,326,592	13,315,636,367	8,695,662	36,564,341

Reinvestment of distributions	218,543,075	462,004,086	97,342	196,306

Cost of shares redeemed	(6,801,684,660)	(11,831,326,831)	(4,244,000)	(33,356,121)

Net increase in net assets resulting from share transactions	357,185,007	1,946,313,622	4,549,004	3,404,526

TOTAL INCREASE	356,486,720	1,946,108,258	4,548,979	3,404,601

Net Assets:

Beginning of period	$12,166,220,364	$10,220,112,106	$8,434,204	$5,029,603

End of period	$12,522,707,084	$12,166,220,364	$12,983,183	$8,434,204

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Statements of Changes in Net Assets (continued)

	Investor Tax-Exempt Money Market Fund		Investor Tax-Exempt New York Money Market Fund
	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

From operations:

Net investment income	$48,263,887	$79,619,292	$768,096	$632,221

Net realized gain (loss)	4,282	14,456	153	(33)

Net increase in net assets resulting from operations	48,268,169	79,633,748	768,249	632,188

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,707,312)	(3,016,965)	(547)	(1,224)

Class C Shares	(67)	(167)	–	–

Class I Shares	(46,402,250)	(76,018,818)	(765,932)	(627,376)

Service Shares	(143,182)	(491,887)	(482)	(1,095)

Preferred Shares	(13)	(2,776)	(588)	(1,302)

Administration Shares	(25,503)	(88,678)	(547)	(1,224)

Total distributions to shareholders	(48,278,327)	(79,619,291)	(768,096)	(632,221)

From share transactions:

Proceeds from sales of shares	3,983,207,390	4,350,805,951	125,239,597	69,847,787

Reinvestment of distributions	26,140,074	33,687,100	768,113	628,609

Cost of shares redeemed	(3,166,463,853)	(3,330,838,096)	(107,441,427)	(37,744,425)

Net increase in net assets resulting from share transactions	842,883,611	1,053,654,955	18,566,283	32,731,971

TOTAL INCREASE	842,873,453	1,053,669,412	18,566,436	32,731,938

Net Assets:

Beginning of period	$3,524,145,397	$2,470,475,985	$38,439,422	$5,707,484

End of period	$4,367,018,850	$3,524,145,397	$57,005,858	$38,439,422

24	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class A Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.049	0.048	0.012	–	(b)

Net realized gain (loss)	–	(b)	– (b)	0.001	(0.001)	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.050	0.047	0.012	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.74%		4.11%	5.09%	4.80%	1.17%	0.03%

Net assets, end of period (in 000’s)	$4,234,690		$3,906,512	$2,943,597	$1,728,037	$442,390	$140,297

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43%	0.38%	0.12%

Ratio of total expenses to average net assets	0.44	%(e)	0.44%	0.44%	0.44%	0.45%	0.45%

Ratio of net investment income (loss) to average net assets	3.45	%(e)	4.01%	4.93%	4.81%	1.69%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class C Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.033	0.041	0.039	0.007	–	(b)

Net realized gain (loss)	(0.001)		– (b)	0.001	– (b)	– (b)	–	(b)

Total from investment operations	0.013		0.033	0.042	0.039	0.007	–	(b)

Distributions to shareholders from net investment income	(0.013)		(0.033)	(0.042)	(0.039)	(0.007)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.013)		(0.033)	(0.042)	(0.039)	(0.007)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.36%		3.34%	4.31%	4.02%	0.74%	0.03%

Net assets, end of period (in 000’s)	$12		$55	$55	$11	$34	$39

Ratio of net expenses to average net assets	1.18	%(e)	1.18%	1.19%	1.18%	0.79%	0.12%

Ratio of total expenses to average net assets	1.19	%(e)	1.19%	1.19%	1.19%	1.20%	1.20%

Ratio of net investment income (loss) to average net assets	2.75	%(e)	3.27%	4.12%	3.87%	0.62%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class D Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,		Period Ended November 30, 2023(a)
			2025	2024

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Net investment income(b)	0.018		0.043	0.052	0.043

Net realized loss	–	(c)	– (c)	–	(0.001)

Total from investment operations	0.018		0.043	0.052	0.042

Distributions to shareholders from net investment income	(0.018)		(0.043)	(0.052)	(0.042)

Distributions to shareholders from net realized gains	–	(c)	– (c)	– (c)	–	(c)

Total distributions (d)	(0.018)		(0.043)	(0.052)	(0.042)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

Total Return(e)	1.87%		4.37%	5.35%	4.30%

Net assets, end of period (in 000’s)	$21,792		$16,463	$11,748	$6,124

Ratio of net expenses to average net assets	0.18	%(f)	0.18%	0.18%	0.18	%(f)

Ratio of total expenses to average net assets	0.19	%(f)	0.19%	0.19%	0.19	%(f)

Ratio of net investment income to average net assets	3.69	%(f)	4.25%	5.18%	5.17	%(f)

(a)	Commenced operations on January 31, 2023.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Class I Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.018		0.043	0.052	0.050	0.013	–	(b)

Net realized loss	–	(b)	– (b)	–	(0.001)	– (b)	–	(b)

Total from investment operations	0.018		0.043	0.052	0.049	0.013	–	(b)

Distributions to shareholders from net investment income	(0.018)		(0.043)	(0.052)	(0.049)	(0.013)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	–	–	(b)

Total distributions (c)	(0.018)		(0.043)	(0.052)	(0.049)	(0.013)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.87%		4.37%	5.35%	5.06%	1.35%	0.04%

Net assets, end of period (in 000’s)	$7,677,998		$7,718,315	$6,830,806	$6,386,610	$5,066,681	$1,400,101

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.18%	0.18%	0.18%	0.12%

Ratio of total expenses to average net assets	0.19	%(e)	0.19%	0.19%	0.19%	0.20%	0.20%

Ratio of net investment income to average net assets	3.70	%(e)	4.26%	5.20%	4.95%	1.93%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Service Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.016		0.038	0.047	0.044	0.010	–	(b)

Net realized gain	–	(b)	– (b)	–	– (b)	– (b)	–	(b)

Total from investment operations	0.016		0.038	0.047	0.044	0.010	–	(b)

Distributions to shareholders from net investment income	(0.016)		(0.038)	(0.047)	(0.044)	(0.010)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.016)		(0.038)	(0.047)	(0.044)	(0.010)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.61%		3.85%	4.83%	4.54%	1.00%	0.03%

Net assets, end of period (in 000’s)	$693		$6,689	$15,433	$35,861	$49,040	$63,427

Ratio of net expenses to average net assets	0.68	%(e)	0.68%	0.68%	0.68%	0.54%	0.12%

Ratio of total expenses to average net assets	0.69	%(e)	0.69%	0.69%	0.69%	0.70%	0.70%

Ratio of net investment income (loss) to average net assets	3.20	%(e)	3.80%	4.73%	4.40%	1.14%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Administration Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.017		0.040	0.049	0.048	0.012	–	(b)

Net realized gain (loss)	–	(b)	– (b)	0.001	(0.001)	– (b)	–	(b)

Total from investment operations	0.017		0.040	0.050	0.047	0.012	–	(b)

Distributions to shareholders from net investment income	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.017)		(0.040)	(0.050)	(0.047)	(0.012)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.74%		4.11%	5.09%	4.80%	1.17%	0.03%

Net assets, end of period (in 000’s)	$578,209		$507,939	$392,478	$297,597	$130,172	$40,662

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.43%	0.43%	0.39%	0.12%

Ratio of total expenses to average net assets	0.44	%(e)	0.44%	0.44%	0.44%	0.45%	0.45%

Ratio of net investment income (loss) to average net assets	3.45	%(e)	4.01%	4.94%	4.77%	1.64%	(0.01)%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Money Market Fund

	Cash Management Shares
	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.014		0.035	0.044	0.041	0.008	–	(b)

Net realized gain	–	(b)	– (b)	–	– (b)	– (b)	–	(b)

Total from investment operations	0.014		0.035	0.044	0.041	0.008	–	(b)

Distributions to shareholders from net investment income	(0.014)		(0.035)	(0.044)	(0.041)	(0.008)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	– (b)	– (b)	– (b)	– (b)	–	(b)

Total distributions (c)	(0.014)		(0.035)	(0.044)	(0.041)	(0.008)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.46%		3.54%	4.51%	4.22%	0.83%	0.03%

Net assets, end of period (in 000’s)	$9,313		$10,247	$25,995	$25,776	$35,614	$61,039

Ratio of net expenses to average net assets	0.98	%(e)	0.98%	0.98%	0.98%	0.61%	0.12%

Ratio of total expenses to average net assets	0.99	%(e)	0.99%	0.99%	0.99%	1.00%	1.00%

Ratio of net investment income to average net assets	2.90	%(e)	3.50%	4.40%	4.08%	0.75%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Class A Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.009		0.021	0.005

Total from investment operations	0.009		0.021	0.005

Distributions to shareholders from net investment income	(0.009)		(0.021)	(0.005)

Distributions to shareholders from net realized gains	–	(c)	–	–

Total distributions (d)	(0.009)		(0.021)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	0.92%		2.09%	0.54%

Net assets, end of period (in 000’s)	$52		$51	$50

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	3.49	%(f)	4.72%	12.02	%(f)

Ratio of net investment income to average net assets	1.84	%(f)	2.07%	2.40	%(f)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Class I Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.010		0.023	0.006

Total from investment operations	0.010		0.023	0.006

Distributions to shareholders from net investment income	(0.010)		(0.023)	(0.006)

Distributions to shareholders from net realized gains	–	(c)	–	–

Total distributions (d)	(0.010)		(0.023)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	1.05%		2.34%	0.59%

Net assets, end of period (in 000’s)	$12,776		$8,229	$4,829

Ratio of net expenses to average net assets	0.18	%(f)	0.18%	0.18	%(f)

Ratio of total expenses to average net assets	3.24	%(f)	4.47%	11.77	%(f)

Ratio of net investment income to average net assets	2.10	%(f)	2.27%	2.65	%(f)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.008		0.018	0.005

Total from investment operations	0.008		0.018	0.005

Distributions to shareholders from net investment income	(0.008)		(0.018)	(0.005)

Distributions to shareholders from net realized gains	–	(c)	–	–

Total distributions (d)	(0.008)		(0.018)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	0.80%		1.83%	0.48%

Net assets, end of period (in 000’s)	$52		$51	$50

Ratio of net expenses to average net assets	0.68	%(f)	0.69%	0.68	%(f)

Ratio of total expenses to average net assets	3.74	%(f)	4.97%	12.27	%(f)

Ratio of net investment income to average net assets	1.59	%(f)	1.82%	2.15	%(f)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.010		0.022	0.006

Total from investment operations	0.010		0.022	0.006

Distributions to shareholders from net investment income	(0.010)		(0.022)	(0.006)

Distributions to shareholders from net realized gains	–	(c)	–	–

Total distributions (d)	(0.010)		(0.022)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	1.00%		2.24%	0.57%

Net assets, end of period (in 000’s)	$52		$51	$50

Ratio of net expenses to average net assets	0.28	%(f)	0.28%	0.29	%(f)

Ratio of total expenses to average net assets	3.34	%(f)	4.57%	11.87	%(f)

Ratio of net investment income to average net assets	1.99	%(f)	2.22%	2.55	%(f)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS INVESTOR TAX-EXEMPT CALIFORNIA MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt California Money Market Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.009		0.021	0.005

Total from investment operations	0.009		0.021	0.005

Distributions to shareholders from net investment income	(0.009)		(0.021)	(0.005)

Distributions to shareholders from net realized gains	–	(c)	–	–

Total distributions (d)	(0.009)		(0.021)	(0.005)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(e)	0.92%		2.09%	0.54%

Net assets, end of period (in 000’s)	$52		$51	$50

Ratio of net expenses to average net assets	0.43	%(f)	0.43%	0.43	%(f)

Ratio of total expenses to average net assets	3.49	%(f)	4.72%	12.02	%(f)

Ratio of net investment income to average net assets	1.84	%(f)	2.07%	2.40	%(f)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class A Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.011		0.025	0.030	0.028	0.006	–	(b)

Net realized gain (loss)	–		–	– (b)	–	– (b)	–	(b)

Total from investment operations	0.011		0.025	0.030	0.028	0.006	–	(b)

Distributions to shareholders from net investment income	(0.011)		(0.025)	(0.030)	(0.028)	(0.006)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	–	– (b)	–	–	–	(b)

Total distributions (c)	(0.011)		(0.025)	(0.030)	(0.028)	(0.006)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.07%		2.51%	3.00%	2.80%	0.58%	0.01%

Net assets, end of period (in 000’s)	$185,279		$135,244	$78,674	$49,348	$21,573	$8,728

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.44%	0.43%	0.36%	0.04%

Ratio of total expenses to average net assets	0.44	%(e)	0.44%	0.45%	0.44%	0.46%	0.45%

Ratio of net investment income to average net assets	2.13	%(e)	2.47%	2.95%	2.80%	0.78%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class C Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.007		0.017	0.022	0.020	0.003	–

Net realized gain (loss)	–		–	– (b)	–	– (b)	–	(b)

Total from investment operations	0.007		0.017	0.022	0.020	0.003	–	(b)

Distributions to shareholders from net investment income	(0.007)		(0.017)	(0.022)	(0.020)	(0.003)	–

Distributions to shareholders from net realized gains	–	(b)	–	– (b)	–	–	–	(b)

Total distributions (c)	(0.007)		(0.017)	(0.022)	(0.020)	(0.003)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	0.69%		1.75%	2.23%	2.04%	0.25%	0.01%

Net assets, end of period (in 000’s)	$10		$10	$9	$9	$9	$9

Ratio of net expenses to average net assets	1.18	%(e)	1.17%	1.19%	1.18%	0.66%	0.04%

Ratio of total expenses to average net assets	1.19	%(e)	1.18%	1.20%	1.19%	1.21%	1.20%

Ratio of net investment income to average net assets	1.40	%(e)	1.75%	2.21%	1.96%	0.25%	–	%(f)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Class I Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.012		0.027	0.032	0.030	0.008	–	(b)

Net realized gain (loss)	–		–	– (b)	–	– (b)	–	(b)

Total from investment operations	0.012		0.027	0.032	0.030	0.008	–	(b)

Distributions to shareholders from net investment income	(0.012)		(0.027)	(0.032)	(0.030)	(0.008)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	–	– (b)	–	–	–	(b)

Total distributions (c)	(0.012)		(0.027)	(0.032)	(0.030)	(0.008)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.19%		2.77%	3.26%	3.06%	0.76%	0.01%

Net assets, end of period (in 000’s)	$4,162,788		$3,355,730	$2,367,990	$2,077,493	$2,046,960	$1,559,836

Ratio of net expenses to average net assets	0.18	%(e)	0.18%	0.19%	0.18%	0.16%	0.04%

Ratio of total expenses to average net assets	0.19	%(e)	0.19%	0.20%	0.19%	0.21%	0.20%

Ratio of net investment income to average net assets	2.38	%(e)	2.72%	3.21%	3.01%	0.80%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.009		0.022	0.027	0.024	0.004	–	(b)

Net realized gain (loss)	–		–	– (b)	–	– (b)	–	(b)

Total from investment operations	0.009		0.022	0.027	0.024	0.004	–	(b)

Distributions to shareholders from net investment income	(0.009)		(0.022)	(0.027)	(0.024)	(0.004)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	–	– (b)	–	–	–	(b)

Total distributions (c)	(0.009)		(0.022)	(0.027)	(0.024)	(0.004)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	0.94%		2.26%	2.74%	2.55%	0.44%	0.01%

Net assets, end of period (in 000’s)	$13,629		$29,965	$21,794	$239	$821	$833

Ratio of net expenses to average net assets	0.68	%(e)	0.68%	0.69%	0.68%	0.48%	0.04%

Ratio of total expenses to average net assets	0.69	%(e)	0.69%	0.70%	0.69%	0.71%	0.70%

Ratio of net investment income to average net assets	1.89	%(e)	2.21%	2.45%	2.37%	0.44%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.012		0.027	0.031	0.028	0.007	–	(b)

Net realized gain (loss)	(0.001)		(0.001)	–	–	– (b)	–	(b)

Total from investment operations	0.011		0.026	0.031	0.028	0.007	–	(b)

Distributions to shareholders from net investment income	(0.011)		(0.026)	(0.031)	(0.028)	(0.007)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	–	– (b)	–	–	–	(b)

Total distributions (c)	(0.011)		(0.026)	(0.031)	(0.028)	(0.007)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.14%		2.66%	3.15%	2.96%	0.68%	0.01%

Net assets, end of period (in 000’s)	$1		$1	$672	$255	$603	$109

Ratio of net expenses to average net assets	0.28	%(e)	0.28%	0.29%	0.28%	0.24%	0.04%

Ratio of total expenses to average net assets	0.29	%(e)	0.29%	0.30%	0.29%	0.31%	0.30%

Ratio of net investment income to average net assets	2.44	%(e)	2.72%	3.11%	2.84%	1.01%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INVESTOR TAX-EXEMPT MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt Money Market Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		Year Ended November 30,
			2025	2024	2023	2022	2021

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income(a)	0.010		0.025	0.030	0.026	0.006	–	(b)

Net realized gain (loss)	0.001		–	–	–	– (b)	–	(b)

Total from investment operations	0.011		0.025	0.030	0.026	0.006	–	(b)

Distributions to shareholders from net investment income	(0.011)		(0.025)	(0.030)	(0.026)	(0.006)	–	(b)

Distributions to shareholders from net realized gains	–	(b)	–	– (b)	–	–	–	(b)

Total distributions (c)	(0.011)		(0.025)	(0.030)	(0.026)	(0.006)	–	(b)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(d)	1.07%		2.51%	3.00%	2.80%	0.58%	0.01%

Net assets, end of period (in 000’s)	$5,312		$3,195	$1,337	$3,069	$20,022	$314

Ratio of net expenses to average net assets	0.43	%(e)	0.43%	0.44%	0.43%	0.38%	0.04%

Ratio of total expenses to average net assets	0.44	%(e)	0.44%	0.45%	0.44%	0.46%	0.45%

Ratio of net investment income to average net assets	2.08	%(e)	2.48%	2.96%	2.61%	0.70%	0.01%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.0005 per share.
(c)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Class A Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.011		0.024	0.006

Total from investment operations	0.011		0.024	0.006

Distributions to shareholders from net investment income	(0.011)		(0.024)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(c)	1.06%		2.43%	0.63%

Net assets, end of period (in 000’s)	$52		$52	$50

Ratio of net expenses to average net assets	0.43	%(d)	0.43%	0.43	%(d)

Ratio of total expenses to average net assets	0.88	%(d)	2.01%	10.95	%(d)

Ratio of net investment income to average net assets	2.12	%(d)	2.41%	2.83	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Class I Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.012		0.026	0.007

Net realized gain (loss)	–		0.001	–

Total from investment operations	0.012		0.027	0.007

Distributions to shareholders from net investment income	(0.012)		(0.027)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(c)	1.19%		2.69%	0.69%

Net assets, end of period (in 000’s)	$56,798		$38,233	$5,506

Ratio of net expenses to average net assets	0.18	%(d)	0.18%	0.18	%(d)

Ratio of total expenses to average net assets	0.63	%(d)	1.76%	10.70	%(d)

Ratio of net investment income to average net assets	2.44	%(d)	2.65%	3.07	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Service Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.009		0.022	0.006

Total from investment operations	0.009		0.022	0.006

Distributions to shareholders from net investment income	(0.009)		(0.022)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(c)	0.94%		2.18%	0.58%

Net assets, end of period (in 000’s)	$52		$51	$50

Ratio of net expenses to average net assets	0.68	%(d)	0.69%	0.68	%(d)

Ratio of total expenses to average net assets	1.13	%(d)	2.26%	11.20	%(d)

Ratio of net investment income to average net assets	1.87	%(d)	2.16%	2.57	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Preferred Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.011		0.026	0.007

Total from investment operations	0.011		0.026	0.007

Distributions to shareholders from net investment income	(0.011)		(0.026)	(0.007)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(c)	1.14%		2.59%	0.67%

Net assets, end of period (in 000’s)	$52		$52	$50

Ratio of net expenses to average net assets	0.28	%(d)	0.28%	0.29	%(d)

Ratio of total expenses to average net assets	0.73	%(d)	1.86%	10.80	%(d)

Ratio of net investment income to average net assets	2.27	%(d)	2.56%	2.97	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTOR TAX-EXEMPT NEW YORK MONEY MARKET FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Investor Tax-Exempt New York Money Market Fund

	Administration Shares

	Six Months Ended May 31, 2026 (Unaudited)		For the Fiscal Year Ended November 30, 2025	Period Ended November 30, 2024(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00	$1.00

Net investment income(b)	0.011		0.024	0.006

Total from investment operations	0.011		0.024	0.006

Distributions to shareholders from net investment income	(0.011)		(0.024)	(0.006)

Net asset value, end of period	$1.00		$1.00	$1.00

Total Return(c)	1.06%		2.43%	0.63%

Net assets, end of period (in 000’s)	$52		$52	$50

Ratio of net expenses to average net assets	0.43	%(d)	0.43%	0.43	%(d)

Ratio of total expenses to average net assets	0.88	%(d)	2.01%	10.95	%(d)

Ratio of net investment income to average net assets	2.12	%(d)	2.41%	2.83	%(d)

(a)	Commenced operations on September 10, 2024.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes investment at the NAV at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-Diversified

Goldman Sachs Investor Money Market Fund	A, C, D, I, Service, Administration and Cash Management	Diversified

Goldman Sachs Investor Tax-Exempt California Money Market Fund	A, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt Money Market Fund	A, C, I, Service, Preferred and Administration	Diversified

Goldman Sachs Investor Tax-Exempt New York Money Market Fund	A, I, Service, Preferred and Administration	Diversified

Class C Shares may typically be acquired only in an exchange for Class C Shares of another Goldman Sachs Fund. Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to management agreements (the “Agreements”) with the Trust.

The Funds have adopted policies and procedures that allow the Trust’s Board of Trustees (“Trustees”) (or their delegate) to impose a liquidity fee if the Trustees (or their delegate) determine that it is in the best interests of a Fund to do so.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Trustees, GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures. The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution, Service, Distribution and Service, Administration, Service and Administration, and Shareholder Administration fees and Transfer Agency fees. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the respective Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses.

48

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Funds and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. A Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

G. Tender Options — A tender option bond is a municipal obligation having a relatively long maturity and bearing interest at rates that are typically higher than prevailing short-term, tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which the institution grants the security holder the option, at periodic intervals, to tender its securities to the institution.

H. Segment Reporting — The Funds follow Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Funds’ prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Funds’ Investment Adviser. The CODM monitors and actively manages the operating results of each Fund. The financial information

49

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

the CODM leverages to assess the segment’s performance and to make decisions for the Funds’ single segment, is consistent with that presented within each Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved valuation procedures that govern the valuation of the portfolio investments held by the Funds (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2026, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

B. Administration, Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Administration, Service and/or Shareholder Administration Plans (the “Plans”) to allow Class C, Preferred, Administration, Service and Cash Management Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of account administration and/or personal and account maintenance services to their customers who are beneficial owners of such shares. The Plans provide for compensation to the service organizations equal to an annual percentage rate of the average daily net assets of such shares.

C. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A Shares of each applicable Fund, has adopted a Distribution and Service Plan subject to Rule 12b-1 under the Act. Under the Distribution and Service Plan, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and

50

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A Shares of the Funds, as set forth below.

The Trust, on behalf of Class C and Cash Management Shares of each applicable Fund, has adopted Distribution Plans subject to Rule 12b-1 under the Act. Under the Distribution Plans, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C and Cash Management Shares of the Funds, as set forth below.

The Trust, on behalf of the Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

D. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class C Shares’ CDSC. During the six months ended May 31, 2026, Goldman Sachs did not retain any CDSCs with respect to Class C Shares of the Investor Money Market and Investor Tax-Exempt Money Market Funds.

E. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of each Fund’s average daily net assets.

F. Other Expense Agreements — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Funds have entered into certain offset arrangements with the custodian, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

G. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.16% and 0.01%, respectively, for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

Other contractual annualized rates for each of the Funds are as follows:

	Class A Shares	Class C Shares	Service Shares	Preferred Shares(a)	Administration Shares	Cash Management Shares

Administration, Service and/or Shareholder Administration Fees*	N/A	0.25%	0.25%	0.10%	0.25%	0.50%

Distribution and/or Service (12b-1) Fees	0.25%	0.75%(b)	0.25%(c)	N/A	N/A	0.30%(b)

N/A – Fees not applicable to respective share class

*	Class I Shares and Class D Shares have no Administration, Service, Shareholder Administration or Distribution and/or Service (12b-1) fees.

(a)	Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds only.
(b)	Distribution (12b-1) fee only.
(c)	Service (12b-1) fee only.

51

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

For the six months ended May 31, 2026, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Investor Money Market Fund	$ 133	$ 133

Investor Tax-Exempt California Money Market Fund	142	142

Investor Tax-Exempt Money Market Fund	29	29

Investor Tax-Exempt New York Money Market Fund	141	141

For the six months ended May 31, 2026, the net effective management fee rate was 0.16% for the Investor Money Market, Investor Tax-Exempt California Money Market, Investor Tax-Exempt Money Market and Investor Tax-Exempt New York Money Market Funds.

H. Other Transactions with Affiliates —A Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the six months ended May 31, 2026, the purchase and sale transactions and related net realized gain (loss) for the Funds with affiliated funds in compliance with Rule 17a-7 under the Act were as follows:

Fund	Purchases	Sales	Net Realized Gain/(Loss)

Investor Money Market Fund	$ 133,400,000	$ —	$ —

Investor Tax-Exempt California Money Market Fund	—	—	—

Investor Tax-Exempt Money Market Fund	6,175,000	142,350,000	—

Investor Tax-Exempt New York Money Market Fund	8,950,000	6,175,000	—

As of May 31, 2026, The Goldman Sachs Group, Inc. was the beneficial owner of 5% or more of the outstanding share classes of the following Funds:

Fund	Class A Shares	Class C Shares	Class I Shares	Service Shares	Preferred Shares	Administration Shares

Investor Money Market Fund	–%	100%	–%	–%	–%	–%

Investor Tax-Exempt California Money Market Fund	100	–	39	100	100	100

Investor Tax-Exempt Money Market Fund	–	100	–	–	100	–

Investor Tax-Exempt New York Money Market Fund	100	–	9	100	100	100

I. Line of Credit Facility — As of May 31, 2026, the Funds participated in a $1,550,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended May 31, 2026, the Funds did not have any borrowings under the facility. Prior to April 10, 2026 the facility was $1,300,000,000.

5. TAX INFORMATION

As of the Funds’ most recent fiscal year end, November 30, 2025, the Funds’ capital loss carryforward and certain timing differences on a tax basis were as follows:

52

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

5. TAX INFORMATION (continued)

	Investor Money Market Fund	Investor Tax- Exempt California Money Market Fund(a)	Investor Tax- Exempt Money Market Fund	Investor Tax- Exempt New York Money Market Fund(a)

Capital loss carryforwards:

Perpetual Short-Term	$ —	$ —	$ —	$ (33)

Timing differences —

Dividend Payable	(1,246,024)	—	(3,901,347)	—

The aggregate cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

53

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

6. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats or the threat or potential of one or more such events and developments could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Municipal Securities Risk — Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. A Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). A Fund may also invest in municipal securities indirectly (including by investing in tender option bonds). While interest earned on municipal securities is generally not subject to federal tax, any interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level.

Stable NAV Risk — The Funds may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Funds, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Funds should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

54

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $ 1.00 PER SHARE)

Share activity is as follows:

	Investor Money Market Fund

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

	Shares	Shares

Class A Shares

Shares sold	2,072,678,282	4,017,513,519

Reinvestment of distributions	71,091,781	138,542,662

Shares redeemed	(1,815,364,181)	(3,193,098,433)

	328,405,882	962,957,748

Class C Shares

Reinvestment of distributions	302	1,813

Shares redeemed	(43,784)	(1,434)

	(43,482)	379

Class D Shares

Shares sold	25,096,198	45,903,772

Reinvestment of distributions	297,748	692,276

Shares redeemed	(20,063,303)	(41,881,239)

	5,330,643	4,714,809

Class I Shares

Shares sold	4,490,586,349	8,521,772,956

Reinvestment of distributions	138,373,520	302,377,124

Shares redeemed	(4,668,838,941)	(7,936,486,788)

	(39,879,072)	887,663,292

Service Shares

Shares sold	2,825,373	60,960,098

Reinvestment of distributions	85,648	538,921

Shares redeemed	(8,906,399)	(70,243,020)

	(5,995,378)	(8,744,001)

Administration Shares

Shares sold	332,421,627	586,798,284

Reinvestment of distributions	8,549,594	19,056,406

Shares redeemed	(270,671,352)	(490,387,039)

	70,299,869	115,467,651

Cash Management Shares

Shares sold	16,718,763	82,687,739

Reinvestment of distributions	144,482	794,884

Shares redeemed	(17,796,700)	(99,228,879)

	(933,455)	(15,746,256)

NET INCREASE IN SHARES	357,185,007	1,946,313,622

55

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $ 1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt California Money Market Fund

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

	Shares	Shares

Class A Shares

Reinvestment of distributions	473	1,050

	473	1,050

Class I Shares

Shares sold	8,695,662	36,564,307

Reinvestment of distributions	95,475	192,158

Shares redeemed	(4,244,000)	(33,356,108)

	4,547,137	3,400,357

Service Shares

Reinvestment of distributions	407	922

	407	922

Preferred Shares

Reinvestment of distributions	513	1,127

	513	1,127

Administration Shares

Shares sold	—	34

Reinvestment of distributions	474	1,049

Shares redeemed	—	(13)

	474	1,070

NET INCREASE IN SHARES	4,549,004	3,404,526

56

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

10. SUMMARY OF SHARE TRANSACTIONS (AT $ 1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt Money Market Fund

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

	Shares	Shares

Class A Shares

Shares sold	122,919,070	153,506,963

Reinvestment of distributions	1,703,226	3,014,986

Shares redeemed	(74,587,433)	(99,952,569)

	50,034,863	56,569,380

Class C Shares

Reinvestment of distributions	67	165

	67	165

Class I Shares

Shares sold	3,788,916,895	4,112,446,116

Reinvestment of distributions	24,300,216	30,113,815

Shares redeemed	(3,006,149,098)	(3,154,833,120)

	807,068,013	987,726,811

Service Shares

Shares sold	66,329,447	79,427,933

Reinvestment of distributions	113,859	482,185

Shares redeemed	(82,778,760)	(71,739,253)

	(16,335,454)	8,170,865

Preferred Shares

Shares sold	—	225,432

Reinvestment of distributions	13	1,657

Shares redeemed	—	(897,871)

	13	(670,782)

Administration Shares

Shares sold	5,041,978	5,199,507

Reinvestment of distributions	22,692	74,292

Shares redeemed	(2,948,562)	(3,415,283)

	2,116,108	1,858,516

NET INCREASE IN SHARES	842,883,610	1,053,654,955

57

GOLDMAN SACHS FUNDS — INVESTOR FUNDS

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (AT $ 1.00 PER SHARE) (continued)

Share activity is as follows:

	Investor Tax-Exempt New York Money Market Fund

	For the Six Months Ended May 31, 2026 (Unaudited)	For the Fiscal Year Ended November 30, 2025

	Shares	Shares

Class A Shares

Shares sold	—	1,233

Reinvestment of distributions	547	(8)

	547	1,225

Class I Shares

Shares sold	125,239,597	69,844,140

Reinvestment of distributions	765,951	627,408

Shares redeemed	(107,441,427)	(37,744,425)

	18,564,121	32,727,123

Service Shares

Shares sold	—	1,104

Reinvestment of distributions	481	(8)

	481	1,096

Preferred Shares

Shares sold	—	1,310

Reinvestment of distributions	587	(8)

	587	1,302

Administration Shares

Reinvestment of distributions	547	1,225

	547	1,225

NET INCREASE IN SHARES	18,566,283	32,731,971

58

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Officer Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. IMMITEMMSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2026 Goldman Sachs Central Government Fund

Goldman Sachs Central Government Fund

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities - 11.6%

Federal Farm Credit Banks Funding Corp. (SOFR + 0.070%)
$45,000,000	3.690	%(a)	10/28/27	$45,000,000

Federal Farm Credit Banks Funding Corp. (SOFR + 0.095%)
87,000,000	3.724	(a)	12/01/27	87,026,997

Federal Farm Credit Banks Funding Corp. (SOFR + 0.250%)
25,000,000	3.858	(a)	04/21/28	25,073,304

Federal Farm Credit Banks Funding Corp. (SOFR + 0.040%)
1,153,000	3.660	(a)	05/21/27	1,153,000

Federal Farm Credit Banks Funding Corp. (SOFR + 0.045%)
3,196,000	3.665	(a)	06/22/27	3,196,000

Federal Farm Credit Banks Funding Corp. (SOFR + 0.060%)
9,146,000	3.680	(a)	10/22/27	9,146,000

Federal Farm Credit Banks Funding Corp. (SOFR + 0.075%)
5,067,000	3.695	(a)	02/11/28	5,067,000

Federal Farm Credit Banks Funding Corp. (SOFR + 0.240%)
2,862,000	3.849	(a)	01/28/28	2,869,621

Federal Farm Credit Banks Funding Corp. (SOFR + 0.250%)
99,000,000	3.859	(a)	11/12/27	99,251,415
1,820,000	3.860	(a)	11/12/27	1,824,622

Federal Home Loan Bank System (SOFR + 0.000%)
250,000,000	3.620	(a)	06/08/26	249,998,796

Federal Home Loan Bank System (SOFR + 0.040%)
890,000	3.660	(a)	05/27/27	890,000

Federal Home Loan Bank System (SOFR + 0.070%)
50,000,000	3.690	(a)	10/29/27	50,000,000

Federal Home Loan Bank System (SOFR + 0.085%)
6,210,000	3.705	(a)	05/26/28	6,210,000

Federal Home Loan Bank System (SOFR + 0.090%)
3,050,000	3.710	(a)	05/15/28	3,050,000

Federal National Mortgage Association (SOFR + 0.090%)
9,000,000	3.600	(a)	05/08/28	9,000,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$598,756,755

U.S. Treasury Obligations - 42.0%

U.S. Treasury Notes
2,000,600	3.558		02/28/27	2,006,145
409,900	3.750		04/30/27	409,901
15,482,400	3.702		05/15/27	15,283,630
292,000	3.808		05/31/27	288,659
United States Treasury Bills
554,732,900	3.655		06/11/26	554,179,708
130,993,600	3.647		06/16/26	130,796,837
26,896,100	3.648		06/18/26	26,850,313
43,227,500	3.665		06/23/26	43,132,362
6,275,800	3.670		06/23/26	6,261,988
73,512,800	3.675		06/23/26	73,351,009
80,000,000	3.676		06/23/26	79,823,931
3,764,300	3.660		06/25/26	3,755,233
27,146,400	3.681		06/25/26	27,081,010
7,708,800	3.667		06/30/26	7,686,346
20,000,000	3.691		06/30/26	19,941,745
92,584,500	3.586		07/02/26	92,300,677
42,000,000	3.684		07/07/26	41,849,010
3,225,600	3.681		07/09/26	3,213,283
3,225,600	3.686		07/09/26	3,213,283
12,711,400	3.697	(b)	07/30/26	12,635,882
9,750,500	3.720		08/18/26	9,674,404
26,536,800	3.647		08/20/26	26,326,570
32,349,500	3.696		08/25/26	32,074,158

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations - (continued)
$50,000,000	3.697%		08/25/26	$49,574,427
29,589,400	3.699		08/25/26	29,337,551
35,000,000	3.704		08/25/26	34,702,099
6,162,700	3.694		09/01/26	6,105,726
45,000,000	3.715		09/01/26	44,583,977
7,280,700	3.689		09/08/26	7,208,621
21,842,000	3.699		09/15/26	21,609,618
108,154,300	3.710		09/15/26	107,003,623
34,843,600	3.714		09/22/26	34,447,680
20,933,400	3.720	(b)	09/29/26	20,682,563
50,227,200	3.712		10/15/26	49,545,628
18,592,600	3.702		10/22/26	18,327,586
65,000,000	3.705		10/22/26	64,073,505
30,000,000	3.709		10/22/26	29,572,387
7,654,200	3.712		10/29/26	7,539,706
12,400,000	3.697		11/05/26	12,205,590
28,025,300	3.702		11/12/26	27,565,329
1,576,100	3.717		11/12/26	1,550,232
1,576,100	3.723		11/12/26	1,550,232
3,758,000	3.728		11/12/26	3,696,321
38,690,500	3.733		11/12/26	38,055,484
United States Treasury Floating Rate Note
20,000,000	3.604		11/30/26	20,053,131
20,000,000	3.678		11/30/26	19,759,582
15,000,000	3.539		01/31/27	15,040,135
15,000,000	3.716		01/31/27	15,040,135
10,000,000	3.528		03/31/27	10,012,636
1,230,700	3.751		04/30/27	1,227,431
306,100	3.791		04/30/27	303,387
26,230,700	3.762		05/15/27	25,917,602
34,707,500	3.836		05/15/27	34,929,267
14,539,500	3.888		05/15/27	14,632,402
1,230,700	3.789		05/31/27	1,231,703
15,043,800	3.796		05/31/27	15,056,061
476,100	3.808		05/31/27	474,244
2,072,800	3.809		05/31/27	2,049,082
38,500	3.810		05/31/27	38,531
938,700	3.901		05/31/27	939,465
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.099%)
15,000,000	3.725	(a)	01/31/28	14,999,169
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.103%)
90,343,500	3.730	(a)	04/30/28	90,365,331
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
55,000,000	3.783	(a)	04/30/27	55,051,075

TOTAL U.S. TREASURY OBLIGATIONS				$2,158,194,338

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$2,756,951,093

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) - 47.4%

Barclays Bank PLC
$75,000,000	3.620	%(d)	06/01/26	$75,000,000
Maturity Value: $75,233,792
Settlement Date: 05/01/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/17/26, a U.S. Treasury Bond, 4.750%, due 11/15/43, a U.S. Treasury Inflation- Indexed Bond, 0.125%, due 02/15/51, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/28 to 05/15/49 and U.S. Treasury Notes, 1.500% to 4.125%, due 10/31/26 to 11/30/28. The aggregate market value of the collateral, including accrued interest, was $76,523,077.

250,000,000	3.620		06/01/26	$250,000,000
Maturity Value: $250,075,416
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.000%, due 06/01/31 to 10/01/49, Federal National Mortgage Association, 2.500% to 4.000%, due 02/01/28 to 10/01/49 and Government National Mortgage Association, 3.000% to 6.500%, due 05/20/45 to 03/20/56. The aggregate market value of the collateral, including accrued interest, was $257,577,680.

35,000,000	3.620	(d)	06/15/26	$35,000,000
Maturity Value: $35,116,142
Settlement Date: 05/13/26

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/28 to 02/15/51 and a U.S. Treasury Note, 4.250%, due 01/15/28. The aggregate market value of the collateral, including accrued interest, was $35,717,969.

75,000,000	3.620	(d)	06/15/26	$75,000,000
Maturity Value: $75,248,875
Settlement Date: 05/13/26

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 07/01/45, Federal National Mortgage Association, 2.000% to 6.500%, due 03/01/37 to 08/01/55 and Government National Mortgage Association, 3.000% to 6.500%, due 06/15/40 to 03/20/56. The aggregate market value of the collateral, including accrued interest, was $77,288,882.

100,000,000	3.610		06/30/26	$100,000,000
Settlement Date: 06/01/26
300,000,000	3.610	(d)	06/30/26	$300,000,000
Maturity Value: $300,992,750
Settlement Date: 05/28/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/06/26, U.S. Treasury Bonds, 3.000% to 3.125%, due 02/15/43 to 02/15/49, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/42 to 02/15/51, U.S. Treasury Notes, 3.500% to 4.250%, due 08/31/27 to 12/15/28 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was $306,122,861.

BofA Securities, Inc.
20,000,000	3.570		06/01/26	$20,000,000
Maturity Value: $20,005,950
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/33 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/54. The aggregate market value of the collateral, including accrued interest, was $20,400,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) - (continued)

Citigroup Global Markets, Inc.
$200,000,000	3.620	%(d)	11/02/26	$200,000,000
Maturity Value: $203,660,224
Settlement Date: 05/04/26

Collateralized by a U.S. Treasury Bond, 5.250%, due 11/15/28 and U.S. Treasury Notes, 1.375% to 4.375%, due 10/31/28 to 12/15/28. The aggregate market value of the collateral, including accrued interest, was $204,000,088.

200,000,000	3.620	(d)	11/09/26	$200,000,000
Maturity Value: $203,740,668
Settlement Date: 05/07/26
Collateralized by Government National Mortgage Association, 3.500% to 7.000%, due 08/20/53 to 12/20/53. The aggregate market value of the collateral, including accrued interest, was $203,999,999.

Credit Agricole Corporate and Investment Bank
20,000,000	3.560		06/01/26	$20,000,000
Maturity Value: $20,005,933
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/30 to 08/15/45, U.S. Treasury Notes, 1.250% to 4.625%, due 07/31/26 to 02/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/26 to 11/15/47. The aggregate market value of the collateral, including accrued interest, was $20,400,029.

400,000,000	3.620	(d)	11/06/26	$400,000,000
Maturity Value: $407,199,781
Settlement Date: 05/11/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/23/26, U.S. Treasury Bonds, 1.375% to 4.750%, due 11/15/40 to 02/15/55, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 02/15/55, U.S. Treasury Notes, 3.375% to 4.375%, due 10/31/27 to 05/15/33 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/26. The aggregate market value of the collateral, including accrued interest, was $408,000,002.

Daiwa Capital Markets America, Inc.
100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 04/01/56 to 05/01/56 and Federal National Mortgage Association, 5.000%, due 05/01/56. The aggregate market value of the collateral, including accrued interest, was $103,031,072.

Deutsche Bank Securities, Inc.
100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 4.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $102,000,037.

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)
Fixed Income Clearing Corporation / State Street Bank and Trust Company
$25,000,000	3.620%	06/01/26	$25,000,000
Maturity Value: $25,007,542
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 06/01/26. The market value of the collateral, including accrued interest, was $25,500,000.

J.P. Morgan Securities LLC
100,000,000	3.620	06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 11/01/55, Federal National Mortgage Association, 2.500% to 6.000%, due 10/01/27 to 08/01/55 and Government National Mortgage Association, 3.500% to 6.500%, due 05/20/38 to 01/20/56. The aggregate market value of the collateral, including accrued interest, was $103,031,073.

Joint Account I
301,000,000	3.610	06/01/26	$301,000,000
Maturity Value: $301,090,551
Settlement Date: 05/29/26

Joint Account III
37,000,000	3.623	06/01/26	$37,000,000
Maturity Value: $37,011,171
Settlement Date: 05/29/26

Wells Fargo Securities, LLC
25,000,000	3.610	06/01/26	$25,000,000
Maturity Value: $25,007,521
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 5.000%, due 05/31/26. The market value of the collateral, including accrued interest, was $25,500,003.
70,000,000	3.620	06/01/26	$70,000,000
Maturity Value: $70,021,116
Settlement Date: 05/29/26
Collateralized by Government National Mortgage Association, 2.000% to 7.000%, due 02/20/48 to 01/20/56. The aggregate market value of the collateral, including accrued interest, was $72,100,001.

TOTAL REPURCHASE AGREEMENTS			$2,433,000,000

TOTAL INVESTMENTS - 101.0%			$5,189,951,093

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%			(52,091,130)

NET ASSETS - 100.0%			$5,137,859,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)   Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.

(b) All or a portion represents a forward commitment.

(c)   Unless noted, all repurchase agreements were entered into on May 31, 2026. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

(d) The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.
Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At May 31, 2026, the Fund had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Central Government Fund	$301,000,000	$301,090,551	$307,049,166

REPURCHASE AGREEMENTS— At May 31, 2026, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Central Government Fund
BNP Paribus	3.610%	$158,421,053
Credit Agricole Corporate and Investment Bank	3.610	47,526,316
Bank of Nova Scotia (The)	3.610	95,052,631
Total		$301,000,000

At May 31, 2026, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
U.S. Treasury Bills	–	11/5/2026
U.S. Treasury Bonds	1.250% to 4.750	08/15/39 to 11/15/54
U.S. Treasury Inflation-Indexed Bonds	0.125 to 1.000	02/15/48 to 02/15/52
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.625	07/15/26 to 10/15/30
U.S. Treasury Interest-Only Stripped Securities	–	11/15/26 to 02/15/48
U.S. Treasury Notes	0.500 to 4.625	08/15/26 to 11/15/34
U.S. Treasury Principal-Only Stripped Securities	–	05/15/30 to 08/15/50

JOINT REPURCHASE AGREEMENT ACCOUNT III— At May 31, 2026, the Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Central Government Fund	$37,000,000	$37,011,171	$38,110,000

REPURCHASE AGREEMENTS— At May 31, 2026, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Central Government Fund
Bank of America, N.A.	3.630%	$11,100,000
Bank of Montreal	3.620	7,400,000
Wells Fargo Securities, LLC	3.620	18,500,000
Total		$37,000,000

At May 31, 2026, the Joint Repurchase Agreement Account III was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000% to 6.500%	05/01/34 to 06/01/56
Federal National Mortgage Association	2.000 to 5.500	08/01/42 to 05/01/56

6	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement of Assets and Liabilities May 31, 2026 (Unaudited)

Central Government Fund

Assets:

Investments, at value (cost $2,756,951,093)	$2,756,951,093
Repurchase agreements, at value (Cost $2,433,000,000)	2,433,000,000
Cash	41,624,863
Receivables:
Investments sold	33,360,873
Interest	6,559,963
Deferred offering costs	167,749
Reimbursement from investment adviser	143,394

Total assets	5,271,807,935

Liabilities:

Payables:
Investments purchased	133,318,445
Offering costs	189,562
Organizational costs	12,000
Income distribution	1,795
Accrued expenses	426,170

Total liabilities	133,947,972

Net Assets:

Paid-in capital	5,137,886,727
Total distributable loss	(26,764)

NET ASSETS	$5,137,859,963
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	5,137,886,727
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement of Operations For the Period Ended May 31, 2026 (Unaudited)

Central Government Fund*

Investment income:

Interest	$20,004,009

Expenses:

Registration fees	335,123

Custody, accounting and administrative services	73,699

Transfer Agency fees	54,620

Amortization of offering costs	21,813

Professional fees	14,781

Organizational costs	12,000

Trustee fees	4,044

Printing and mailing costs	1,550

Other	1,381

Total expenses	519,011

Less — expense reductions	(497,165)

Net expenses	21,846

NET INVESTMENT INCOME	19,982,163

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(23,755)

Net realized and unrealized loss	(23,755)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,958,408

*	For the period April 20, 2026 (commencement of operations) through May 31, 2026.

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement of Changes in Net Assets

Central Government Fund

For the Period April 20, 2026* to May 31, 2026 (Unaudited)

From operations:

Net investment income	$19,982,163

Net realized loss	(23,755)

Net increase in net assets resulting from operations	19,958,408

Distributions to shareholders:

From distributable earnings:
Institutional Shares	(19,985,172)

From share transactions:

Proceeds from sales of shares	8,520,892,846

Reinvestment of distributions	19,885,274

Cost of shares redeemed	(3,402,891,393)

Net increase in net assets resulting from share transactions	5,137,886,727

TOTAL INCREASE	5,137,859,963

Net Assets:

Beginning of period	$–

End of period	$5,137,859,963

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

	Central Government Fund

	Institutional Shares

	Period Ended May 31, 2026(a) (Unaudited)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.004

Net realized and unrealized gain	–	(c)

Total from investment operations	0.004

Distributions to shareholders from net investment income	(0.004)

Distributions to shareholders from net realized gains	–	(c)

Total distributions	(0.004)

Net asset value, end of period	$1.00

Total Return(d)	0.42%

Net assets, end of period (in 000’s)	$5,137,860

Ratio of net expenses to average net assets	0.00	%(e)(f)

Ratio of total expenses to average net assets	0.08	%(e)

Ratio of net investment income to average net assets	3.66	%(e)

(a)	Commenced operations on April 20, 2026.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Central Government Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering Institutional Shares. The Fund commenced operations on April 20, 2026.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule

2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures (as defined below). The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a

11

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Offering and Organization Costs — Offering costs paid in connection with the offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

H. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

12

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2026, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

The Fund does not pay a management fee to the Investment Adviser under the Management Agreement between the Trust and the Investment Adviser.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of 0.01% of the Fund’s average daily net assets.

Goldman Sachs has agreed to waive its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least April 19, 2027, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

C. Other Expense Agreement — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 19, 2027, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

D. Contractual and Net Fund Expenses — The Investment Adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The Investment Adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

13

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the period ended May 31, 2026, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Central Government Fund	$55	$442	$497

E. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the period ended May 31, 2026, there were no purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds with regard to Rule 17a-7.

5. TAX INFORMATION

The aggregate cost for the Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. In addition, the Fund serves as a “master” fund for one or more corresponding “feeder funds” that invest all of its/their assets in the Fund. If a large number of shares of a feeder fund that is a large shareholder of the Fund are redeemed by the feeder fund’s shareholders, the feeder fund may be required to redeem a large number of its shares of the Fund. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions

14

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

6. OTHER RISKS (continued)

at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk — U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

7. INDEMNIFICATION

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

15

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

Central Government Fund
For the Period April 20,
2026* to
May 31, 2026
(Unaudited)
Shares
Institutional Shares

Shares sold	8,520,892,846

Reinvestment of distributions	3,799,435

Shares redeemed	(3,402,891,393)
5,121,800,888

NET INCREASE IN SHARES	5,121,800,888

*   Commencement of operations.

16

CENTRAL GOVERNMENT FUND

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Central Government Fund (Unaudited)

Background

The Goldman Sachs Central Government Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on April 20, 2026. At a meeting held on February 11-12, 2026 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. The Fund is a “master fund” in a “master-feeder” structure in which one or more feeder funds invest substantially all of its/their assets in the Fund and has/have the same investment objectives, policies and limitations as the Fund. At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar money market funds; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings of the Trustees, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to be Provided under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing money market funds and other types of registered investment companies. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to money market funds and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate to be payable by the Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They noted that, under the Management Agreement, the Fund does not pay a management fee to the Investment Adviser, but that the Fund’s shares may be purchased only by other Goldman Sachs Funds and separately managed accounts and certain other clients of the Investment Adviser that pay a separate advisory fee to the Investment Adviser.

In particular, the Trustees reviewed information on the proposed management fees and the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable money market funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rate and total operating expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fee and total expenses expected to be paid by the Fund.

17

CENTRAL GOVERNMENT FUND

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Central Government Fund (Unaudited) (continued)

The Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Economies of Scale

The Trustees noted that the Fund, similar to many other money market funds, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the Fund’s peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed specified levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co, LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing and pricing from vendors and broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (c) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (e) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs and the Fund’s reasonably anticipated asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund for an initial two-year period from its effective date.

18

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. GCCXXSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2026 Goldman Sachs Government Fund Series II

Goldman Sachs Government Fund Series II

GOLDMAN SACHS GOVERNMENT FUND SERIES II

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Investment Company - 100.0%

Goldman Sachs Central Government Fund - Institutional Shares
$50,122	0.037	%(a)		$50,122
(Cost $50,122)

TOTAL INVESTMENTS - 100.0%				$50,122

LIABILITIES IN EXCESS OF OTHER ASSETS - –%				(14)

NET ASSETS - 100.0%				$50,108

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS GOVERNMENT FUND SERIES II

Statement of Assets and Liabilities May 31, 2026 (Unaudited)

Government Fund Series II

Assets:

Investments in affiliated issuers, at value (cost $50,122)	$50,122
Cash	72,039
Receivables:
Deferred offering costs	178,656
Reimbursement from investment adviser	122,657
Dividends	122

Total assets	423,596

Liabilities:

Payables:
Offering costs	189,562
Accrued Registration fees	139,588
Custody, accounting and administrative services	23,359
Organizational costs	12,000
Investments purchased	122
Income distribution	9
Management fees	3
Accrued expenses	8,845

Total liabilities	373,488

Net Assets:

Paid-in capital	50,108
Total distributable earnings	—

NET ASSETS	$50,108
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	50,108
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00

4	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT FUND SERIES II

Statement of Operations For the Period Ended May 31, 2026 (Unaudited)

Government Fund Series II*

Investment income:

Dividends — affiliated issuers	$122

Total Investment Income	122

Expenses:

Registration fees	139,588

Custody, accounting and administrative services	23,359

Organizational costs	12,000

Amortization of offering costs	10,906

Professional fees	6,436

Trustee fees	2,231

Printing and mailing costs	775

Management fees	4

Other	691

Total expenses	195,990

Less — expense reductions	(195,985)

Net expenses	5

NET INVESTMENT INCOME	117

Realized and Unrealized gain (loss):

Net realized and unrealized gain	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$117

* For the period May 11, 2026 (commencement of operations) through May 31, 2026.

The accompanying notes are an integral part of these financial statements.	5

GOLDMAN SACHS GOVERNMENT FUND SERIES II

Statement of Changes in Net Assets

Government Fund Series II
For the Period May 11, 2026* to May 31, 2026 (Unaudited)

From operations:

Net investment income	$117

Net increase in net assets resulting from operations	117

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(117)

From share transactions:

Proceeds from sales of shares	100,001

Reinvestment of distributions	108

Cost of shares redeemed	(50,001)

Net increase in net assets resulting from share transactions	50,108

TOTAL INCREASE	50,108

Net Assets:

Beginning of period	$–

End of period	$50,108

*	Commencement of operations.

6	The accompanying notes are an integral part of these financial statements.

GOVERNMENT FUND SERIES II

Financial Highlights Selected Data for a Share Outstanding Throughout Each Period

Government Fund Series II

Institutional Shares

Period Ended May 31, 2026(a) (Unaudited)

Per Share Data

Net asset value, beginning of period	$ 1.00

Net investment income(b)	0.002

Total from investment operations	0.002

Distributions to shareholders from net investment income	(0.002)

Total distributions	(0.002)

Net asset value, end of period	$ 1.00

Total Return(c)	0.22%

Net assets, end of period (in 000’s)	$ 50

Ratio of net expenses to average net assets(d)	0.16%(e)

Ratio of total expenses to average net assets(d)	5,535.34%(e)

Ratio of net investment income to average net assets(d)	3.72%(e)

(a)	Commenced operations on May 11, 2026.
(b)	Calculated based on the average shares outstanding methodology.
(c)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(d)	Reflects the expenses of both the feeder Fund and the master Fund.
(e)	Annualized.

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS GOVERNMENT FUND SERIES II

Notes to Financial Statements May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Government Fund Series II (the “Fund”). The Fund is a diversified portfolio under the Act offering Institutional Shares. The Fund commenced operations on May 11, 2026. The Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”— Goldman Sachs Central Government Fund (the “Master Fund”, a diversified series of the Trust). The Fund and the Master Fund have the same investment objective. The performance of the Fund is directly affected by the performance of the Master Fund. As of May 31, 2026, the percentage of the Master Fund owned by the Fund was 0.001%. The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in these financial statements and should be read in connection with the Fund’s financial statements.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund at the time of such determination.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily. The Fund records its proportionate share of the Master Fund’s expenses on a daily basis.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Offering and Organization Costs — Offering costs paid in connection with the offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

F. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Fund, as

8

GOLDMAN SACHS GOVERNMENT FUND SERIES II

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

The leveling of the Master Fund’s investments are disclosed in the Master Fund’s Notes to Financial Statements.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of 0.14% of the Fund’s average daily net assets.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of 0.01% of the Fund’s average daily net assets.

C. Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund

9

GOLDMAN SACHS GOVERNMENT FUND SERIES II

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 19, 2027, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

D. Contractual and Net Fund Expenses — The Investment Adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

For the period ended May 31, 2026, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

	Other Expense	Total Expense
Fund	Reimbursements	Reductions

Government Fund Series II	$ 196	$ 196

E. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

The following table provides information about the Fund’s investment in the Goldman Sachs Central Government Fund as of and for the period ended May 31, 2026:

Government Fund Series II

Underlying Fund	Beginning value as of May 11, 2026	Purchases at Cost	Proceeds from Sales	Ending value as of May 31, 2026	Shares as of May 31, 2026	Dividend Income

Goldman Sachs Central Government Fund - Institutional Shares

	$–	$172,039	$(122,039)	$50,000	50,000	$122

For the period ended May 31, 2026, there were no purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds in compliance with Rule 17a-7 under the Act.

5. TAX INFORMATION

The aggregate cost for the Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central

10

GOLDMAN SACHS GOVERNMENT FUND SERIES II

6. OTHER RISKS (continued)

bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk — The U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

11

GOLDMAN SACHS GOVERNMENT FUND SERIES II

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

Government Fund Series II

For the Period May 11, 2026* to May 31, 2026 (Unaudited)

Shares

Institutional Shares

Shares sold	100,001

Reinvestment of distributions	108

Shares redeemed	(50,001)

50,108

NET INCREASE IN SHARES	50,108

*	Commencement of operations.

12

GOVERNMENT FUND SERIES II

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Government Fund Series II (Unaudited)

Background

The Goldman Sachs Government Fund Series II (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on May 11, 2026. At a meeting held on February 11-12, 2026 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. The Fund is a “feeder fund” in a “master-feeder” structure, and invests substantially all of its assets in a corresponding master fund, which has the same investment objective, policies and limitations as the Fund. At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar money market funds; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings of the Trustees, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to be Provided under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund and the corresponding master fund by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing money market funds and other types of registered investment companies. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to money market funds and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate to be payable by the Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund.

In particular, the Trustees reviewed information on the proposed management fees and the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable money market funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rate and total operating expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fee and total expenses expected to be paid by the Fund.

The Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

13

GOVERNMENT FUND SERIES II

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Government Fund Series II (Unaudited) (continued)

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Economies of Scale

The Trustees noted that the Fund, similar to many other money market funds, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the Fund’s peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed specified levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co, LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing and pricing from vendors and broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (c) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (e) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs and the Fund’s reasonably anticipated asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund for an initial two-year period from its effective date.

14

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Government Agency Securities - 11.6%

Federal Farm Credit Banks Funding Corp. (SOFR + 0.070%)
$45,000,000	3.690	%(a)	10/28/27	$45,000,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.095%)
87,000,000	3.724	(a)	12/01/27	87,026,997
Federal Farm Credit Banks Funding Corp. (SOFR + 0.250%)
25,000,000	3.858	(a)	04/21/28	25,073,304
Federal Farm Credit Banks Funding Corp. (SOFR + 0.040%)
1,153,000	3.660	(a)	05/21/27	1,153,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.045%)
3,196,000	3.665	(a)	06/22/27	3,196,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.060%)
9,146,000	3.680	(a)	10/22/27	9,146,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.075%)
5,067,000	3.695	(a)	02/11/28	5,067,000
Federal Farm Credit Banks Funding Corp. (SOFR + 0.240%)
2,862,000	3.849	(a)	01/28/28	2,869,621
Federal Farm Credit Banks Funding Corp. (SOFR + 0.250%)
99,000,000	3.859	(a)	11/12/27	99,251,415
1,820,000	3.860	(a)	11/12/27	1,824,622
Federal Home Loan Bank System (SOFR + 0.000%)
250,000,000	3.620	(a)	06/08/26	249,998,796
Federal Home Loan Bank System (SOFR + 0.040%)
890,000	3.660	(a)	05/27/27	890,000
Federal Home Loan Bank System (SOFR + 0.070%)
50,000,000	3.690	(a)	10/29/27	50,000,000
Federal Home Loan Bank System (SOFR + 0.085%)
6,210,000	3.705	(a)	05/26/28	6,210,000
Federal Home Loan Bank System (SOFR + 0.090%)
3,050,000	3.710	(a)	05/15/28	3,050,000
Federal National Mortgage Association (SOFR + 0.090%)
9,000,000	3.600	(a)	05/08/28	9,000,000

TOTAL U.S. GOVERNMENT AGENCY SECURITIES				$598,756,755

U.S. Treasury Obligations - 42.0%

U.S. Treasury Notes
2,000,600	3.558		02/28/27	2,006,145
409,900	3.750		04/30/27	409,901
15,482,400	3.702		05/15/27	15,283,630
292,000	3.808		05/31/27	288,659
United States Treasury Bills
554,732,900	3.655		06/11/26	554,179,708
130,993,600	3.647		06/16/26	130,796,837
26,896,100	3.648		06/18/26	26,850,313
43,227,500	3.665		06/23/26	43,132,362
6,275,800	3.670		06/23/26	6,261,988
73,512,800	3.675		06/23/26	73,351,009
80,000,000	3.676		06/23/26	79,823,931
3,764,300	3.660		06/25/26	3,755,233
27,146,400	3.681		06/25/26	27,081,010
7,708,800	3.667		06/30/26	7,686,346
20,000,000	3.691		06/30/26	19,941,745
92,584,500	3.586		07/02/26	92,300,677
42,000,000	3.684		07/07/26	41,849,010
3,225,600	3.681		07/09/26	3,213,283
3,225,600	3.686		07/09/26	3,213,283
12,711,400	3.697	(b)	07/30/26	12,635,882
9,750,500	3.720		08/18/26	9,674,404
26,536,800	3.647		08/20/26	26,326,570
32,349,500	3.696		08/25/26	32,074,158

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

U.S. Treasury Obligations– (continued)

$50,000,000	3.697%		08/25/26	$49,574,427
29,589,400	3.699		08/25/26	29,337,551
35,000,000	3.704		08/25/26	34,702,099
6,162,700	3.694		09/01/26	6,105,726
45,000,000	3.715		09/01/26	44,583,977
7,280,700	3.689		09/08/26	7,208,621
21,842,000	3.699		09/15/26	21,609,618
108,154,300	3.710		09/15/26	107,003,623
34,843,600	3.714		09/22/26	34,447,680
20,933,400	3.720	(b)	09/29/26	20,682,563
50,227,200	3.712		10/15/26	49,545,628
18,592,600	3.702		10/22/26	18,327,586
65,000,000	3.705		10/22/26	64,073,505
30,000,000	3.709		10/22/26	29,572,387
7,654,200	3.712		10/29/26	7,539,706
12,400,000	3.697		11/05/26	12,205,590
28,025,300	3.702		11/12/26	27,565,329
1,576,100	3.717		11/12/26	1,550,232
1,576,100	3.723		11/12/26	1,550,232
3,758,000	3.728		11/12/26	3,696,321
38,690,500	3.733		11/12/26	38,055,484
United States Treasury Floating Rate Note
20,000,000	3.604		11/30/26	20,053,131
20,000,000	3.678		11/30/26	19,759,582
15,000,000	3.539		01/31/27	15,040,135
15,000,000	3.716		01/31/27	15,040,135
10,000,000	3.528		03/31/27	10,012,636
1,230,700	3.751		04/30/27	1,227,431
306,100	3.791		04/30/27	303,387
26,230,700	3.762		05/15/27	25,917,602
34,707,500	3.836		05/15/27	34,929,267
14,539,500	3.888		05/15/27	14,632,402
1,230,700	3.789		05/31/27	1,231,703
15,043,800	3.796		05/31/27	15,056,061
476,100	3.808		05/31/27	474,244
2,072,800	3.809		05/31/27	2,049,082
38,500	3.810		05/31/27	38,531
938,700	3.901		05/31/27	939,465
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.099%)
15,000,000	3.725	(a)	01/31/28	14,999,169
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.103%)
90,343,500	3.730	(a)	04/30/28	90,365,331
United States Treasury Floating Rate Note (3 Mo. U.S. T-Bill MMY + 0.160%)
55,000,000	3.783	(a)	04/30/27	55,051,075

TOTAL U.S. TREASURY OBLIGATIONS				$2,158,194,338

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$2,756,951,093

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) - 47.4%

Barclays Bank PLC
$75,000,000	3.620	%(d)	06/01/26	$75,000,000
Maturity Value: $75,233,792
Settlement Date: 05/01/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 09/17/26, a U.S. Treasury Bond, 4.750%, due 11/15/43, a U.S. Treasury Inflation- Indexed Bond, 0.125%, due 02/15/51, U.S. Treasury Interest- Only Stripped Securities, 0.000%, due 11/15/28 to 05/15/49 and U.S. Treasury Notes, 1.500% to 4.125%, due 10/31/26 to 11/30/28. The aggregate market value of the collateral, including accrued interest, was $76,523,077.

250,000,000	3.620		06/01/26	$250,000,000
Maturity Value: $250,075,416
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 5.000%, due 06/01/31 to 10/01/49, Federal National Mortgage Association, 2.500% to 4.000%, due 02/01/28 to 10/01/49 and Government National Mortgage Association, 3.000% to 6.500%, due 05/20/45 to 03/20/56. The aggregate market value of the collateral, including accrued interest, was $257,577,680.

35,000,000	3.620	(d)	06/15/26	$35,000,000
Maturity Value: $35,116,142
Settlement Date: 05/13/26

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/28 to 02/15/51 and a U.S. Treasury Note, 4.250%, due 01/15/28. The aggregate market value of the collateral, including accrued interest, was $35,717,969.

75,000,000	3.620	(d)	06/15/26	$75,000,000
Maturity Value: $75,248,875
Settlement Date: 05/13/26

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 07/01/45, Federal National Mortgage Association, 2.000% to 6.500%, due 03/01/37 to 08/01/55 and Government National Mortgage Association, 3.000% to 6.500%, due 06/15/40 to 03/20/56. The aggregate market value of the collateral, including accrued interest, was $77,288,882.

100,000,000	3.610		06/30/26	$100,000,000
Settlement Date: 06/01/26
300,000,000	3.610	(d)	06/30/26	$300,000,000
Maturity Value: $300,992,750
Settlement Date: 05/28/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 08/06/26, U.S. Treasury Bonds, 3.000% to 3.125%, due 02/15/43 to 02/15/49, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/42 to 02/15/51, U.S. Treasury Notes, 3.500% to 4.250%, due 08/31/27 to 12/15/28 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was $306,122,861.

BofA Securities, Inc.
20,000,000	3.570		06/01/26	$20,000,000
Maturity Value: $20,005,950
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.125%, due 01/15/33 and a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/54. The aggregate market value of the collateral, including accrued interest, was $20,400,001.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Citigroup Global Markets, Inc.
$200,000,000	3.620	%(d)	11/02/26	$200,000,000
Maturity Value: $203,660,224
Settlement Date: 05/04/26

Collateralized by a U.S. Treasury Bond, 5.250%, due 11/15/28 and U.S. Treasury Notes, 1.375% to 4.375%, due 10/31/28 to 12/15/28. The aggregate market value of the collateral, including accrued interest, was $204,000,088.

200,000,000	3.620	(d)	11/09/26	$200,000,000
Maturity Value: $203,740,668
Settlement Date: 05/07/26
Collateralized by Government National Mortgage Association, 3.500% to 7.000%, due 08/20/53 to 12/20/53. The aggregate market value of the collateral, including accrued interest, was $203,999,999.

Credit Agricole Corporate and Investment Bank
20,000,000	3.560		06/01/26	$20,000,000
Maturity Value: $20,005,933
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 1.625%, due 10/15/27, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/30 to 08/15/45, U.S. Treasury Notes, 1.250% to 4.625%, due 07/31/26 to 02/15/33 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/26 to 11/15/47. The aggregate market value of the collateral, including accrued interest, was $20,400,029.

400,000,000	3.620	(d)	11/06/26	$400,000,000
Maturity Value: $407,199,781
Settlement Date: 05/11/26

Collateralized by a U.S. Treasury Bill, 0.000%, due 07/23/26, U.S. Treasury Bonds, 1.375% to 4.750%, due 11/15/40 to 02/15/55, a U.S. Treasury Inflation-Indexed Bond, 2.375%, due 02/15/55, U.S. Treasury Notes, 3.375% to 4.375%, due 10/31/27 to 05/15/33 and a U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/26. The aggregate market value of the collateral, including accrued interest, was $408,000,002.

Daiwa Capital Markets America, Inc.
100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 04/01/56 to 05/01/56 and Federal National Mortgage Association, 5.000%, due 05/01/56. The aggregate market value of the collateral, including accrued interest, was $103,031,072.

Deutsche Bank Securities, Inc.
100,000,000	3.620		06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 4.875%, due 08/15/45. The market value of the collateral, including accrued interest, was $102,000,037.

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(c) – (continued)

Fixed Income Clearing Corporation / State Street Bank and Trust Company
$25,000,000	3.620%	06/01/26	$25,000,000
Maturity Value: $25,007,542
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 06/01/26. The market value of the collateral, including accrued interest, was $25,500,000.

J.P. Morgan Securities LLC
100,000,000	3.620	06/01/26	$100,000,000
Maturity Value: $100,030,167
Settlement Date: 05/29/26

Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 11/01/55, Federal National Mortgage Association, 2.500% to 6.000%, due 10/01/27 to 08/01/55 and Government National Mortgage Association, 3.500% to 6.500%, due 05/20/38 to 01/20/56. The aggregate market value of the collateral, including accrued interest, was $103,031,073.

Joint Account I
301,000,000	3.610	06/01/26	$301,000,000
Maturity Value: $301,090,551
Settlement Date: 05/29/26

Joint Account III
37,000,000	3.623	06/01/26	$37,000,000
Maturity Value: $37,011,171
Settlement Date: 05/29/26

Wells Fargo Securities, LLC
25,000,000	3.610	06/01/26	$25,000,000
Maturity Value: $25,007,521
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Note, 5.000%, due 05/31/26. The market value of the collateral, including accrued interest, was $25,500,003.
70,000,000	3.620	06/01/26	$70,000,000
Maturity Value: $70,021,116
Settlement Date: 05/29/26
Collateralized by Government National Mortgage Association, 2.000% to 7.000%, due 02/20/48 to 01/20/56. The aggregate market value of the collateral, including accrued interest, was $72,100,001.

TOTAL REPURCHASE AGREEMENTS			$2,433,000,000

TOTAL INVESTMENTS - 101.0%			$5,189,951,093

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%			(52,091,130)

NET ASSETS - 100.0%			$5,137,859,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on May 31, 2026. Additional information on Joint Repurchase Agreement Account I and III appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At May 31, 2026, the Fund had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Central Government Fund	$301,000,000	$301,090,551	$307,049,166

REPURCHASE AGREEMENTS— At May 31, 2026, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Central Government Fund
BNP Paribus	3.610%	$158,421,053
Credit Agricole Corporate and Investment Bank	3.610	47,526,316
Bank of Nova Scotia (The)	3.610	95,052,631
Total		$301,000,000

At May 31, 2026, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
U.S. Treasury Bills	–	11/5/2026
U.S. Treasury Bonds	1.250%to 4.750	08/15/39 to 11/15/54
U.S. Treasury Inflation-Indexed Bonds	0.125 to 1.000	02/15/48 to 02/15/52
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.625	07/15/26 to 10/15/30
U.S. Treasury Interest-Only Stripped Securities	–	11/15/26 to 02/15/48
U.S. Treasury Notes	0.500 to 4.625	08/15/26 to 11/15/34
U.S. Treasury Principal-Only Stripped Securities	–	05/15/30 to 08/15/50

JOINT REPURCHASE AGREEMENT ACCOUNT III— At May 31, 2026, the Fund had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2026, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Central Government Fund	$37,000,000	$37,011,171	$38,110,000

REPURCHASE AGREEMENTS— At May 31, 2026, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Central Government Fund
Bank of America, N.A.	3.630%	$11,100,000
Bank of Montreal	3.620	7,400,000
Wells Fargo Securities, LLC	3.620	18,500,000
Total		$37,000,000

At May 31, 2026, the Joint Repurchase Agreement Account III was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000%to 6.500%	05/01/34 to 06/01/56
Federal National Mortgage Association	2.000 to 5.500	08/01/42 to 05/01/56

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement of Assets and Liabilities May 31, 2026 (Unaudited)

Central Government Fund

Assets:

Investments, at value (cost $2,756,951,093)	$2,756,951,093
Repurchase agreements, at value (Cost $2,433,000,000)	2,433,000,000
Cash	41,624,863
Receivables:
Investments sold	33,360,873
Interest	6,559,963
Deferred offering costs	167,749
Reimbursement from investment adviser	143,394

Total assets	5,271,807,935

Liabilities:

Payables:
Investments purchased	133,318,445
Offering costs	189,562
Organizational costs	12,000
Income distribution	1,795
Accrued expenses	426,170

Total liabilities	133,947,972

Net Assets:
Paid-in capital	5,137,886,727
Total distributable loss	(26,764)

NET ASSETS	$5,137,859,963
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	5,137,886,727
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement of Operations For the Period Ended May 31, 2026 (Unaudited)

Central Government Fund*

Investment income:

Interest	$20,004,009

Expenses:

Registration fees	335,123

Custody, accounting and administrative services	73,699

Transfer Agency fees	54,620

Amortization of offering costs	21,813

Professional fees	14,781

Organizational costs	12,000

Trustee fees	4,044

Printing and mailing costs	1,550

Other	1,381

Total expenses	519,011

Less — expense reductions	(497,165)

Net expenses	21,846

NET INVESTMENT INCOME	19,982,163

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	(23,755)

Net realized and unrealized loss	(23,755)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,958,408

* For the period April 20, 2026 (commencement of operations) through May 31, 2026.

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement of Changes in Net Assets

Central Government Fund

For the Period April 20, 2026* to May 31, 2026 (Unaudited)

From operations:

Net investment income	$19,982,163

Net realized loss	(23,755)

Net increase in net assets resulting from operations	19,958,408

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(19,985,172)

From share transactions:

Proceeds from sales of shares	8,520,892,846

Reinvestment of distributions	19,885,274

Cost of shares redeemed	(3,402,891,393)

Net increase in net assets resulting from share transactions	5,137,886,727

TOTAL INCREASE	5,137,859,963

Net Assets:

Beginning of period	$–

End of period	$5,137,859,963

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Financial Highlights (continued) Selected Data for a Share Outstanding Throughout Each Period

Central Government Fund

Institutional Shares

Period Ended May 31, 2026(a) (Unaudited)

Per Share Data

Net asset value, beginning of period	$1.00

Net investment income(b)	0.004

Net realized and unrealized gain	–(c)

Total from investment operations	0.004

Distributions to shareholders from net investment income	(0.004)

Distributions to shareholders from net realized gains	–(c)

Total distributions	(0.004)

Net asset value, end of period	$1.00

Total Return(d)	0.42%

Net assets, end of period (in 000’s)	$5,137,860

Ratio of net expenses to average net assets	0.00%(e)(f)

Ratio of total expenses to average net assets	0.08%(e)

Ratio of net investment income to average net assets	3.66%(e)

(a)	Commenced operations on April 20, 2026.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)	Amount is less than 0.005%.

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Goldman Sachs Central Government Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering Institutional Shares. The Fund commenced operations on April 20, 2026.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures (as defined below). The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Forward Commitments — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a

23

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

F. Offering and Organization Costs — Offering costs paid in connection with the offering of shares of the Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations. Organization costs paid in connection with the organization of the Fund were expensed on the first day of operations.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

H. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable

24

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2026, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Fund, subject to the general supervision of the Trustees.

The Fund does not pay a management fee to the Investment Adviser under the Management Agreement between the Trust and the Investment Adviser.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of 0.01% of the Fund’s average daily net assets.

Goldman Sachs has agreed to waive its transfer agency fee equal to 0.01% as an annual percentage rate of the average daily net assets of the Fund. This arrangement will remain in effect through at least April 19, 2027, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

C. Other Expense Agreement — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.004% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Fund is not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. This Other Expense limitation will remain in place through at least April 19, 2027, and prior to such date GSAM may not terminate the arrangement without the approval of the Trustees. In addition, the Fund has entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitation described above.

D. Contractual and Net Fund Expenses — The Investment Adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The Investment Adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice. The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

25

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the period ended May 31, 2026, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Transfer Agency Waiver/Credits	Other Expense Reimbursements	Total Expense Reductions

Central Government Fund	$ 55	$ 442	$ 497

E. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

For the period ended May 31, 2026, there were no purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds with regard to Rule 17a-7.

5. TAX INFORMATION

The aggregate cost for the Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. In addition, the Fund serves as a “master” fund for one or more corresponding “feeder funds” that invest all of its/their assets in the Fund. If a large number of shares of a feeder fund that is a large shareholder of the Fund are redeemed by the feeder fund’s shareholders, the feeder fund may be required to redeem a large number of its shares of the Fund. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions

26

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

6. OTHER RISKS (continued)

at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors, or governments or countries and/ or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk — U.S. government may not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. U.S. government securities issued by those agencies, instrumentalities and government sponsored enterprises, including those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Fund may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

27

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

Central Government Fund
For the Period April 20,
2026* to May 31, 2026 (Unaudited)

Shares

Institutional Shares

Shares sold	8,520,892,846

Reinvestment of distributions	3,799,435

Shares redeemed	(3,402,891,393)

5,121,800,888

NET INCREASE IN SHARES	5,121,800,888

*	Commencement of operations.

28

GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Central Government Fund (Unaudited)

Background

The Goldman Sachs Central Government Fund (the “Fund”) is a newly-organized investment portfolio of Goldman Sachs Trust (the “Trust”) that commenced investment operations on April 20, 2026. At a meeting held on February 11-12, 2026 (the “Meeting”) in connection with the Fund’s organization, the Board of Trustees, including all of the Trustees who are not parties to the Fund’s investment management agreement (the “Management Agreement”) or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any party thereto (the “Independent Trustees”) approved the Management Agreement with Goldman Sachs Asset Management, L.P. (the “Investment Adviser”) on behalf of the Fund. The Fund is a “master fund” in a “master-feeder” structure in which one or more feeder funds invest substantially all of its/their assets in the Fund and has/have the same investment objectives, policies and limitations as the Fund. At the Meeting, the Trustees reviewed the Management Agreement with respect to the Fund, including information regarding the terms of the Management Agreement; the nature, extent and quality of the Investment Adviser’s anticipated services; the fees and expenses to be paid by the Fund; a comparison of the Fund’s proposed management fee and anticipated expenses with those paid by other similar money market funds; potential benefits to be derived by the Investment Adviser and its affiliates from their relationships with the Fund; and potential benefits to be derived by the Fund from its relationship with the Investment Adviser. Various information was also provided at prior meetings at which the Fund was discussed.

In connection with the Meeting, the Trustees received written materials and oral presentations on the topics covered. The Independent Trustees were advised by their independent legal counsel regarding their responsibilities and other regulatory requirements related to the approval of registered fund investment management agreements under applicable law. In evaluating the Management Agreement at the Meeting, the Trustees relied upon information included in a presentation made by the Investment Adviser at the Meeting and information received at prior Board meetings of the Trustees, as well as on their knowledge of the Investment Adviser resulting from their meetings and other interactions over time.

Nature, Extent, and Quality of the Services to be Provided under the Management Agreement

As part of their review, the Trustees considered the nature, extent, and quality of the services to be provided by the Investment Adviser. In this regard, the Trustees considered both the investment advisory services and non-advisory services that would be provided to the Fund by the Investment Adviser and its affiliates. The Trustees noted the Investment Adviser’s commitment to maintaining high quality systems and expending substantial resources to respond to ongoing changes to the market, regulatory and control environment in which the Fund and its service providers would operate, including developments associated with geopolitical events and economic sanctions, as well as the efforts of the Investment Adviser and its affiliates to combat cyber security risks. They also noted the changes in the Investment Adviser’s senior management personnel and in the personnel of various of the Investment Adviser’s portfolio management teams that had occurred in recent periods, and the ongoing recruitment efforts aimed at bringing high quality investment talent to the Investment Adviser. In particular, the Trustees considered the Investment Adviser’s extensive experience in managing money market funds and other types of registered investment companies. The Trustees also considered information regarding the Investment Adviser’s efforts relating to business continuity planning. The Trustees concluded that the Investment Adviser would be able to commit substantial financial and operational resources to the Fund. They also considered that although the Fund was new (and therefore had no performance data to evaluate), the Investment Adviser has committed substantial financial and operational resources to money market funds and has extensive experience managing other types of registered investment companies. The Trustees also recognized that the Investment Adviser had made significant commitments to address regulatory compliance requirements applicable to the Fund and the Investment Adviser and its affiliates.

Costs of Services to Be Provided and Profitability

The Trustees considered the contractual terms of the Management Agreement and the fee rate to be payable by the Fund thereunder. In this regard, the Trustees considered information on the services to be rendered by the Investment Adviser to the Fund, which included both advisory and administrative services that were directed to the needs and operations of the Fund as a registered mutual fund. They noted that, under the Management Agreement, the Fund does not pay a management fee to the Investment Adviser, but that the Fund’s shares may be purchased only by other Goldman Sachs Funds and separately managed accounts and certain other clients of the Investment Adviser that pay a separate advisory fee to the Investment Adviser.

In particular, the Trustees reviewed information on the proposed management fees and the Fund’s projected total operating expense ratios (both gross and net of expense limitations), and those were compared to similar information for comparable money market funds advised by other, unaffiliated investment management firms, as well as the peer group and category medians. The comparisons of the Fund’s fee rate and total operating expense ratio were prepared by the Investment Adviser and a third-party provider of mutual fund data. The Trustees believed that this information was useful in evaluating the reasonableness of the management fee and total expenses expected to be paid by the Fund.

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GOLDMAN SACHS CENTRAL GOVERNMENT FUND

Statement Regarding Basis for Initial Approval of Management Agreement for the Goldman Sachs Central Government Fund (Unaudited) (continued)

The Trustees considered the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed a specified level. In addition, the Trustees recognized that there was not yet profitability data to evaluate for the Fund, but considered the Investment Adviser’s representations that (i) such data would be provided after the Fund commenced operations, and (ii) the Fund was not expected to be profitable to the Investment Adviser and its affiliates initially.

The Trustees noted the competitive nature of the fund marketplace, and that many of the Fund’s shareholders would be investing in the Fund in part because of the Fund’s relationship with the Investment Adviser. They also noted that shareholders would be able to redeem their shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Economies of Scale

The Trustees noted that the Fund, similar to many other money market funds, would not have management fee breakpoints. The Trustees considered the Fund’s projected asset levels; information comparing the contractual fee rates charged by the Investment Adviser with fee rates charged to other money market funds in the Fund’s peer group; and the Investment Adviser’s undertaking to limit certain expenses of the Fund that exceed specified levels.

Other Benefits to the Investment Adviser and Its Affiliates

The Trustees also considered the other benefits expected to be derived by the Investment Adviser and its affiliates from their relationships with the Fund as stated above, including: (a) transfer agency fees received by Goldman Sachs & Co, LLC (“Goldman Sachs”); (b) trading efficiencies resulting from aggregation of orders of the Fund with those for other funds or accounts managed by the Investment Adviser; (c) the Investment Adviser’s ability to leverage the infrastructure designed to service the Fund on behalf of its other clients; (d) the Investment Adviser’s ability to cross-market other products and services to Fund shareholders; (e) Goldman Sachs’ retention of certain fees as Fund Distributor; (f) Goldman Sachs’ ability to engage in principal transactions with the Fund under exemptive orders from the SEC permitting such trades; (g) the Investment Adviser’s ability to negotiate better pricing with custodians on behalf of its other clients, as a result of the relationship with the Fund; and (h) the possibility that the working relationship between the Investment Adviser and the Fund’s third-party service providers may cause those service providers to be more likely to do business with other areas of Goldman Sachs.

Other Benefits to the Fund and Its Shareholders

The Trustees also noted that the Fund is expected to receive certain other potential benefits as a result of its relationship with the Investment Adviser, including: (a) trading efficiencies resulting from aggregation of orders of the Fund with those of other funds or accounts managed by the Investment Adviser; (b) enhanced servicing and pricing from vendors and broker-dealers due to the volume of business generated by the Investment Adviser and its affiliates; (c) the advantages received from the Investment Adviser’s knowledge and experience gained from managing other accounts and products; (d) the Investment Adviser’s ability to hire and retain qualified personnel to provide services to the Fund because of the reputation of the Goldman Sachs organization; (e) the Fund’s access, through the Investment Adviser, to certain firm-wide resources (e.g., proprietary risk management systems and databases), subject to certain restrictions; and (f) the Fund’s access to certain affiliated distribution channels.

Conclusion

In connection with their consideration of the Management Agreement, the Trustees gave weight to each of the factors described above, but did not identify any particular factor as controlling their decision. After deliberation and consideration of the information provided, including the factors described above, the Trustees concluded, in the exercise of their business judgment, that the management fee that would be payable by the Fund was reasonable in light of the services to be provided to it by the Investment Adviser, the Investment Adviser’s anticipated costs and the Fund’s reasonably anticipated asset levels. The Trustees unanimously concluded that the engagement of the Investment Adviser likely would benefit the Fund and its shareholders and that the Management Agreement should be approved with respect to the Fund for an initial two-year period from its effective date.

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TRUSTEES Gregory G. Weaver, Chair Cheryl K. Beebe Dwight L. Bush Kathryn A. Cassidy John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 OFFICERS James A. McNamara, President and Principal Executive Officer Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Robert Griffith, Secretary © 2026 Goldman Sachs. All rights reserved. GFGXXSAR-26

Goldman Sachs Funds Semi-Annual Financial Statements May 31, 2026 Stablecoin Reserves Fund

Stablecoin Reserves Fund

STABLECOIN RESERVES FUND

Schedule of Investments May 31, 2026 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost

Repurchase Agreements(a) - 99.0%

BofA Securities, Inc.
$25,000,000	3.570%	06/01/26	$25,000,000
Maturity Value: $25,007,437
Settlement Date: 05/29/26

Collateralized by a U.S. Treasury Inflation-Indexed Note, 0.375%, due 01/15/27, a U.S. Treasury Interest-Only Stripped Security, 0.000%, due 11/15/51, a U.S. Treasury Note, 0.375%, due 07/31/27 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 11/15/28 to 02/15/31. The aggregate market value of the collateral, including accrued interest, was $ 25,500,000.

Fixed Income Clearing Corporation / Mizuho Securities USA LLC
15,000,000	3.610	06/01/26	$15,000,000
Maturity Value: $15,004,513
Settlement Date: 05/29/26

Collateralized by U.S. Treasury Bonds, 2.000% to 5.000%, due 05/15/37 to 02/15/53 and U.S. Treasury Notes, 1.375% to 4.125%, due 10/31/27 to 01/31/33. The aggregate market value of the collateral, including accrued interest, was $ 15,300,046.

Fixed Income Clearing Corporation / State Street Bank and Trust Company
25,000,000	3.620	06/01/26	$25,000,000
Maturity Value: $25,007,542
Settlement Date: 05/29/26
Collateralized by a U.S. Treasury Bond, 0.000%, due 06/01/26. The market value of the collateral, including accrued interest, was $25,500,000.

Joint Account I
49,500,000	3.610	06/01/26	$49,500,000
Maturity Value: $49,514,891
Settlement Date: 05/29/26

Wells Fargo Securities, LLC
30,000,000	3.610	06/01/26	$30,000,000
Maturity Value: $30,009,025
Settlement Date: 05/29/26
Collateralized by U.S. Treasury Notes, 3.875% to 5.000%, due 05/31/26 to 09/30/29. The aggregate market value of the collateral, including accrued interest, was $30,600,011.

TOTAL REPURCHASE AGREEMENTS			$144,500,000

TOTAL INVESTMENTS - 99.0%			$144,500,000

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%			1,406,378

NET ASSETS - 100.0%			$145,906,378

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Unless noted, all repurchase agreements were entered into on May 31, 2026.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, the date of the next interest rate reset for variable rate securities, or the prerefunded date for those types of securities.

The accompanying notes are an integral part of these financial statements.	3

GOLDMAN SACHS FUNDS — STABLECOIN RESERVE FUND

Schedule of Investments (continued) May 31, 2026 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I— At May 31, 2026, the Fund had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2026, as follows:
Fund	Principal Amount	Maturity Value	Collateral Value Allocation

Stablecoin Reserves Fund	$49,500,000	$49,514,891	$50,494,796

REPURCHASE AGREEMENTS— At May 31, 2026, the Principal Amounts of the Fund’s interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Stablecoin Reserves Fund

BNP Paribus	3.610%	$26,052,632

Credit Agricole Corporate and Investment Bank	3.610	7,815,789

Bank of Nova Scotia (The)	3.610	15,631,579

Total		$49,500,000

At May 31, 2026, the Joint Repurchase Agreement Account I was fully collateralized by cash and:

Issuer	Interest Rate	Maturity Dates

U.S. Treasury Bills	–	11/5/2026

U.S. Treasury Bonds	1.250%to 4.750	08/15/39 to 11/15/54

U.S. Treasury Inflation-Indexed Bonds	0.125 to 1.000	02/15/48 to 02/15/52

U.S. Treasury Inflation-Indexed Notes	0.125 to 1.625	07/15/26 to 10/15/30

U.S. Treasury Interest-Only Stripped Securities	–	11/15/26 to 02/15/48

U.S. Treasury Notes	0.500 to 4.625	08/15/26 to 11/15/34

U.S. Treasury Principal-Only Stripped Securities	–	05/15/30 to 08/15/50

4	The accompanying notes are an integral part of these financial statements.

STABLECOIN RESERVES FUND

Statement of Assets and Liabilities May 31, 2026 (Unaudited)

Stablecoin Reserves Fund

Assets:
Repurchase agreements, at value (Cost $144,500,000)	$144,500,000
Cash	1,475,384
Receivables:
Deferred offering costs	64,373
Interest	43,839
Other assets	27,171

Total assets	146,110,767

Liabilities:
Payables:
Accrued professional fees	176,981
Custody, accounting and administrative services	16,713
Management fees	10,132
Distribution and Service fees and Transfer Agency fees	563

Total liabilities	204,389

Net Assets:
Paid-in capital	145,906,320
Total distributable earnings	58

NET ASSETS	$145,906,378

Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Institutional Shares	145,906,368
Net asset value, offering and redemption price per share:
Institutional Shares	$1.00

The accompanying notes are an integral part of these financial statements.	5

STABLECOIN RESERVES FUND

Statement of Operations For the Six Months Ended May 31, 2026 (Unaudited)

Stablecoin Reserves Fund

Investment income:

Interest	$1,216,595

Expenses:

Professional fees	138,148

Amortization of offering costs	78,109

Management fees	59,736

Custody, accounting and administrative services	32,598

Registration fees	20,944

Printing and mailing costs	14,000

Trustee fees	7,764

Transfer Agency fees	3,319

Other	3,780

Total expenses	358,398

Less — expense reductions	(290,697)

Net expenses	67,701

NET INVESTMENT INCOME	1,148,894

Realized and Unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	6,289

Net realized and unrealized gain	6,289

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,155,183

6	The accompanying notes are an integral part of these financial statements.

S TABLECOIN RESERVES FUND

Statement of Changes in Net Assets

	Stablecoin Reserves Fund
	For the Six Months Ended May 31, 2026 (Unaudited)	For the Period October 29, 2025* to November 30, 2025

From operations:

Net investment income	$1,148,894	$66,339

Net realized gain	6,289	255

Net increase in net assets resulting from operations	1,155,183	66,594

Distributions to shareholders:

From distributable earnings:

Institutional Shares	(1,155,394)	(66,373)

From share transactions:

Proceeds from sales of shares	157,350,000	45,000,000

Reinvestment of distributions	1,147,351	66,373

Cost of shares redeemed	(57,657,356)	–

Net increase in net assets resulting from share transactions	100,839,995	45,066,373

TOTAL INCREASE	100,839,784	45,066,594

Net Assets:

Beginning of period	$45,066,594	–

End of period	$145,906,378	$45,066,594

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.	7

 STABLECOIN RESERVES FUND

Financial Highlights (continued)

	Stablecoin Reserves Fund

	Institutional Shares

	Six Months Ended May 31, 2026 (Unaudited)		Period Ended November 30, 2025(a)

Per Share Data

Net asset value, beginning of period	$1.00		$1.00

Net investment income(b)	0.017		0.003

Net realized gain	–	(c)	–	(c)

Total from investment operations	0.017		0.003

Distributions to shareholders from net investment income	(0.017)		(0.003)

Distributions to shareholders from net realized gains	–	(c)	–	(c)

Total distributions (d)	(0.017)		(0.003)

Net asset value, end of period	$1.00		$1.00

Total Return(e)	1.76%		0.34%

Net assets, end of period (in 000’s)	$145,906		$45,067

Ratio of net expenses to average net assets	0.20	%(f)	0.20	%(f)

Ratio of total expenses to average net assets	1.03	%(f)	1.37	%(f)

Ratio of net investment income to average net assets	3.46	%(f)	3.75	%(f)

(a)	Commenced operations on October 29, 2025.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Amount is less than $0.0005 per share.
(d)	Distributions may not coincide with the current year net investment income or net realized gains as distributions may be paid from current or prior year earnings.
(e)

Assumes reinvestment of all distributions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions. Total returns for periods less than one full year are not annualized.

(f)	Annualized.

8	The accompanying notes are an integral part of these financial statements.

STABLECOIN RESERVES FUND

 Notes to Financial Statements

   May 31, 2026 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust includes the Stablecoin Reserves Fund (the “Fund”). The Fund is a diversified portfolio under the Act offering Institutional Shares. The Fund commenced operations on October 29, 2025.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. The Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A. Investment Valuation — The investment valuation policy of the Fund is to use the amortized-cost method permitted by Rule 2a-7 under the Act for valuing portfolio securities. The amortized-cost method of valuation involves valuing a security at its cost and thereafter applying a constant accretion or amortization to maturity of any discount or premium. Normally, a security’s amortized cost will approximate its market value. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), GSAM evaluates daily the difference between each Fund’s net asset value (“NAV”) per share using the amortized costs of its portfolio securities and the Fund’s NAV per share using market-based values of its portfolio securities. The market-based value of a portfolio security is determined, where readily available, on the basis of market quotations provided by pricing services or securities dealers, or, where accurate market quotations are not readily available, on the basis of the security’s fair value as determined in accordance with the Valuation Procedures (as defined below). The pricing services may use valuation models or matrix pricing, which may consider (among other things): (i) yield or price with respect to debt securities that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value.

B. Investment Income and Investments — Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost.

C. Expenses — Expenses incurred directly by the Fund are charged to the Fund, and certain expenses incurred by the Trust that may not solely relate to the Fund are allocated to the Fund and the other applicable funds of the Trust on a straight-line and/or pro-rata basis, depending upon the nature of the expenses, and are accrued daily.

D. Federal Taxes and Distributions to Shareholders — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, the Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are declared and recorded daily and paid monthly by the Fund and may include short-term capital gains. Long-term capital gain distributions, if any, are declared and paid annually. The Fund may defer or accelerate the timing of the distribution of short-term capital gains (or any portion thereof).

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of the Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Fund’s net assets on the Statement of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E. Offering Costs — Offering costs paid in connection with the offering of shares of the Stablecoin Reserves Fund are being amortized on a straight-line basis over 12 months from the date of commencement of operations.

F. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying

9

STABLECOIN RESERVES FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default, and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund are not subject to any expenses in relation to these investments.

G. Segment Reporting — The Fund follows Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280 - Improvements to Reportable Segment Disclosures. The Fund operates in one segment. The segment derives its revenues from Portfolio investments made in accordance with the defined investment strategy of the Fund, as prescribed in the Fund’s prospectus. The Chief Operating Decision Maker (“CODM”) is the portfolio management team within the Fund’s Investment Adviser. The CODM monitors and actively manages the operating results of the Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Valuation Procedures that govern the valuation of the portfolio investments held by the Fund (“Valuation Procedures”), including investments for which market quotations are not readily available. With respect to the Fund’s investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Fund’s investments. To assess the continuing appropriateness of pricing sources and

10

STABLECOIN RESERVES FUND

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

As of May 31, 2026, all investments are classified as Level 2 of the fair value hierarchy. Please refer to the Schedules of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreements — Under the Agreements, GSAM manages the Fund, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreements, the assumption of the expenses related thereto and administration of the Fund’s business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of the Fund’s average daily net assets.

B. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Fund for a fee pursuant to a Transfer Agency Agreement. The fee charged for such transfer agency services is accrued daily and paid monthly and is equal to an annual percentage rate of the Fund’s average daily net assets.

C. Other Expense Agreements — GSAM has agreed to limit certain “Other Expenses” of the Fund (excluding acquired fund fees and expenses, transfer agency fees and expenses, administration fees (as applicable), service fees (as applicable), shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, 0.014% of the average daily net assets of the Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. These Other Expense limitations will remain in place through at least March 30, 2027, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees.

In addition, the Fund has entered into certain offset arrangements with the custodian, which may result in a reduction of the Fund’s expenses and are received irrespective of the application of the “Other Expense” limitations described above.

D. Total Fund Expenses

Fund Contractual Fees

The contractual management fee rate and the transfer agency fee rate is 0.18% and 0.01%, respectively, for the Fund.

Fund Effective Net Expenses (After Waivers and Reimbursements)

The investment adviser may contractually agree to waive or reimburse certain fees and expenses until a specified date. The investment adviser may also voluntarily waive certain fees and expenses, and such voluntary waivers may be discontinued or modified at any time without notice.

The Fund is not obligated to reimburse GSAM or Goldman Sachs for prior fiscal year fee waivers and/or expense reimbursements, if any.

During the six months ended May 31, 2026, expense reductions including any fee waivers and Other Expense reimbursements were as follows (in thousands):

Fund	Other Expense Reimbursements	Total Expense Reductions

Stablecoin Reserves Fund	$ 291	$ 291

For the six months ended May 31, 2026, the net effective management fee rate was 0.18% for the Fund.

E. Other Transactions with Affiliates — The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common Trustees.

11

STABLECOIN RESERVES FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended May 31, 2026, there were no purchase and sale transactions and related net realized gain (loss) for the Fund with affiliated funds with regard to Rule 17a-7.

5. TAX INFORMATION

The aggregate cost for the Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

GSAM has reviewed the Fund’s tax positions for all open tax years (the current and prior three tax years, as applicable) and has concluded that no provision for income tax is required in the Fund’s financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

6. OTHER RISKS

The Fund’s risks include, but are not limited to, the following:

Credit/Default Risk — An issuer or guarantor of a security held by a Fund, or a bank or other financial institution that has entered into a repurchase agreement with the Fund, may default on its obligation to pay interest and repay principal or default on any other obligation. Additionally, the credit quality of securities may deteriorate rapidly, which may impair a Fund’s liquidity and cause significant deterioration in NAV.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its investments will generally decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of current income, or minimize the volatility of the Fund’s NAV per share and/or achieve its investment objective. Fluctuations in interest rates may also affect the liquidity of the Fund investments.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients) and individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect a Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general

12

STABLECOIN RESERVES FUND

6. OTHER RISKS (continued)

economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Stable NAV Risk — The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

Stablecoin Issuer Reserves Risk — Shares of the Fund are expected to be held primarily by one or more stablecoin issuers as all or a portion of the reserve assets that back the stablecoins issued to their customers. Stablecoins generally are a type of cryptocurrency that are designed to maintain a stable value by pegging their value to another asset, such as a fiat currency like the U.S. dollar, and stablecoin holders generally are permitted to redeem their stablecoins for a fixed amount of value. Although the Fund does not invest in stablecoins or stablecoin issuers, the assets of the Fund are expected to fluctuate depending on the creation (minting) of additional stablecoins or the redemption (burning) of outstanding stablecoins. Stablecoins or other digital assets that stablecoins may be used to purchase or sell may face periods of uncertainty and volatility that result in the potential for rapid or unexpected requests by one or more stablecoin issuers to redeem or purchase the Fund’s shares. Such uncertainty or volatility may result from events that are not specifically related to a stablecoin issuer, such as changes in general market conditions, economic, technological or legal trends or changes to the laws or regulation of stablecoins, or events that are specifically related to a particular stablecoin issuer, such as uncertainty about the stablecoin issuer’s ability to maintain a consistent peg between the stablecoins issued to its customers and another asset, such as a fiat currency like the U.S. dollar. Because the Fund intends to invest only in certain eligible reserve assets that payment stablecoin issuers are permitted to maintain under the GENIUS Act, the Fund’s yield may be lower than other money market funds that are permitted to invest in a wider universe of investments. Moreover, large or unexpected subscription requests may cause the Fund to hold uninvested cash in lieu of appropriate money market instruments if the Investment Adviser believes there is an insufficient supply of appropriate money market instruments in which to invest. As a result, during such periods when cash is held uninvested, the Fund’s current yield may be adversely affected, and the Fund will be subject to increased exposure to its custodian bank.

Complex information technology and communications systems, such as the blockchain technologies associated with stablecoins, are subject to a number of different threats or risks (including operational, information security, cyber-attacks and related risks) that could adversely affect stablecoin issuers and, potentially, the Fund and its shareholders. Stablecoins and the blockchain technologies associated with stablecoins are relatively new and still evolving. The Fund, Transfer Agent, Investment Adviser and their affiliates will not be responsible for any loss in connection with the use of stablecoins or a related blockchain technology.

7. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the course of business, the Fund enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

8. OTHER MATTERS

Exemptive Orders — Pursuant to SEC exemptive orders, the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman Sachs.

13

STABLECOIN RESERVES FUND

Notes to Financial Statements (continued) May 31, 2026 (Unaudited)

9. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date of issuance, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Stablecoin Reserves Fund

	For the Six Months Ended For the Period October 29,
	May 31, 2026 (Unaudited)	2025* to November 30, 2025

	Shares	Shares

Institutional Shares
Shares sold	157,350,000	45,000,000

Reinvestment of distributions	1,147,351	66,373

Shares redeemed	(57,657,356)	—

	100,839,995	45,066,373

NET INCREASE IN SHARES	100,839,995	45,066,373

*	Commencement of operations.

14

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TRUSTEES OFFICERS Gregory G. Weaver, Chair James A. McNamara, President and Principal Executive Officer Cheryl K. Beebe Joseph F. DiMaria, Principal Financial Officer, Dwight L. Bush Principal Accounting Officer and Treasurer Kathryn A. Cassidy Robert Griffith, Secretary John G. Chou Joaquin Delgado Eileen H. Dowling Lawrence Hughes John F. Killian Steven D. Krichmar Michael Latham James A. McNamara Lawrence W. Stranghoener Brian J. Wildman GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser 200 West Street, New York, New York 10282 © 2026 Goldman Sachs. All rights reserved. STABCOINSAR-26

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The aggregate remuneration paid to the Funds’ trustees, officers and others, if any, is included in Item 7 of this report.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Goldman Sachs Central Government Fund’s and Goldman Sachs Government Fund Series II’s statement regarding the basis for approval of their investment advisory contract is included in Item 7 of this report.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on August 26, 2022.

(a)(2)	Not Applicable.

(a)(3)	Exhibit 99.CERT. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
Principal Executive Officer
Goldman Sachs Trust

Date:	August 5, 2026

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	August 5, 2026